UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1.    Schedules of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (59.7%)
3M Co. (Miscellaneous Manufacturing)	2,193	$305,025
Abbott Laboratories (Pharmaceuticals)	5,375	208,228
AbbVie, Inc. (Pharmaceuticals)	5,547	288,888
Accenture PLC - Class A (Computers)	2,236	179,372
ACE, Ltd. (Insurance)	1,161	118,794
Actavis PLC* (Pharmaceuticals)	602	123,007
Adobe Systems, Inc.* (Software)	1,634	100,801
Aetna, Inc. (Healthcare - Services)	1,247	89,098
AFLAC, Inc. (Insurance)	1,591	99,788
Agilent Technologies, Inc. (Electronics)	1,161	62,740
AGL Resources, Inc. (Gas)	430	23,220
Air Products & Chemicals, Inc. (Chemicals)	731	85,907
Airgas, Inc. (Chemicals)	215	22,846
Akamai Technologies, Inc.* (Software)	602	31,948
Alcoa, Inc. (Mining)	3,741	50,391
Alexion Pharmaceuticals, Inc.* (Biotechnology)	688	108,842
Allegheny Technologies, Inc. (Iron/Steel)	387	15,944
Allegion PLC (Electronics)	301	14,854
Allergan, Inc. (Pharmaceuticals)	1,032	171,147
Alliance Data Systems Corp.* (Commercial Services)	172	41,607
Allstate Corp. (Insurance)	1,548	88,159
Altera Corp. (Semiconductors)	1,118	36,357
Altria Group, Inc. (Agriculture)	6,923	277,682
Amazon.com, Inc.* (Internet)	1,290	392,327
Ameren Corp. (Electric)	860	35,527
American Electric Power, Inc. (Electric)	1,720	92,553
American Express Co. (Diversified Financial Services)	3,182	278,203
American International Group, Inc. (Insurance)	5,117	271,865
American Tower Corp. (REIT)	1,376	114,923
Ameriprise Financial, Inc. (Diversified Financial Services)	645	72,001
AmerisourceBergen Corp. (Pharmaceuticals)	817	53,252
Ametek, Inc. (Electrical Components & Equipment)	860	45,339
Amgen, Inc. (Biotechnology)	2,623	293,120
Amphenol Corp. - Class A (Electronics)	559	53,301
Anadarko Petroleum Corp. (Oil & Gas)	1,763	174,572
Analog Devices, Inc. (Semiconductors)	1,075	55,137
Aon PLC (Insurance)	1,032	87,596
Apache Corp. (Oil & Gas)	1,376	119,437
Apartment Investment & Management Co. - Class A (REIT)	516	15,908
Apple Computer, Inc. (Computers)	3,096	1,826,919
Applied Materials, Inc. (Semiconductors)	4,214	80,319
Archer-Daniels-Midland Co. (Agriculture)	2,279	99,661
Assurant, Inc. (Insurance)	258	17,392
AT&T, Inc. (Telecommunications)	18,146	647,812
Autodesk, Inc.* (Software)	774	37,167
Automatic Data Processing, Inc. (Commercial Services)	1,677	130,739
AutoNation, Inc.* (Retail)	215	11,393
AutoZone, Inc.* (Retail)	129	68,872
AvalonBay Communities, Inc. (REIT)	430	58,717
Avery Dennison Corp. (Household Products/Wares)	344	16,739
Avon Products, Inc. (Cosmetics/Personal Care)	1,505	22,996
Baker Hughes, Inc. (Oil & Gas Services)	1,505	105,200
Ball Corp. (Packaging & Containers)	473	26,578
Bank of America Corp. (Banks)	36,808	557,273
Bank of New York Mellon Corp. (Banks)	3,956	133,990
Bard (C.R.), Inc. (Healthcare - Products)	258	35,431
Baxter International, Inc. (Healthcare - Products)	1,892	137,718
BB&T Corp. (Banks)	2,494	93,101
Beam, Inc. (Beverages)	559	46,661
Becton, Dickinson & Co. (Healthcare - Products)	688	77,765
Bed Bath & Beyond, Inc.* (Retail)	731	45,417
Bemis Co., Inc. (Packaging & Containers)	344	13,843
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,278	808,919
Best Buy Co., Inc. (Retail)	946	24,530
Biogen Idec, Inc.* (Biotechnology)	817	234,577
Blackhawk Network Holdings, Inc.* - Class B (Diversified Financial Services)	165	3,800
BlackRock, Inc. (Diversified Financial Services)	430	129,430
Boeing Co. (Aerospace/Defense)	2,365	305,132
BorgWarner, Inc. (Auto Parts & Equipment)	774	48,096
Boston Properties, Inc. (REIT)	516	60,444
Boston Scientific Corp.* (Healthcare - Products)	4,601	58,019
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,719	286,465
Broadcom Corp. - Class A (Semiconductors)	1,935	59,617
Brown-Forman Corp. - Class B (Beverages)	559	50,153
C.H. Robinson Worldwide, Inc. (Transportation)	516	30,392
CA, Inc. (Software)	1,118	33,697
Cablevision Systems Corp. NY - Class A (Media)	731	12,208
Cabot Oil & Gas Corp. (Oil & Gas)	1,462	57,427
Cameron International Corp.* (Oil & Gas Services)	774	50,279
Campbell Soup Co. (Food)	602	27,385
Capital One Financial Corp. (Banks)	1,978	146,174
Cardinal Health, Inc. (Pharmaceuticals)	1,204	83,690
CareFusion Corp.* (Healthcare - Products)	731	28,553
CarMax, Inc.* (Retail)	774	33,886
Carnival Corp. - Class A (Leisure Time)	1,548	60,852
Caterpillar, Inc. (Machinery - Construction & Mining)	2,236	235,674
CBRE Group, Inc.* - Class A (Real Estate)	989	26,347
CBS Corp. - Class B (Media)	1,935	111,766

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,419		$208,607
CenterPoint Energy, Inc. (Gas)	1,505		37,264
CenturyLink, Inc. (Telecommunications)	2,021		70,553
Cerner Corp.* (Software)	1,032		52,942
CF Industries Holdings, Inc. (Chemicals)	172		42,169
Chesapeake Energy Corp. (Oil & Gas)	1,763		50,686
Chevron Corp. (Oil & Gas)	6,665		836,591
Chipotle Mexican Grill, Inc.* (Retail)	129		64,307
CIGNA Corp. (Healthcare - Services)	946		75,718
Cincinnati Financial Corp. (Insurance)	516		25,150
Cintas Corp. (Commercial Services)	344		20,272
Cisco Systems, Inc. (Telecommunications)	17,931		414,386
Citigroup, Inc. (Banks)	10,578		506,792
Citrix Systems, Inc.* (Software)	645		38,255
Clorox Co. (Household Products/Wares)	473		42,901
CME Group, Inc. (Diversified Financial Services)	1,118		78,696
CMS Energy Corp. (Electric)	946		28,673
Coach, Inc. (Retail)	946		42,239
Coca-Cola Co. (Beverages)	13,201		538,469
Coca-Cola Enterprises, Inc. (Beverages)	817		37,124
Cognizant Technology Solutions Corp.* (Computers)	2,107		100,936
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,053		205,467
Comcast Corp. - Class A (Media)	9,073		469,618
Comerica, Inc. (Banks)	645		31,115
Computer Sciences Corp. (Computers)	516		30,537
ConAgra Foods, Inc. (Food)	1,462		44,606
ConocoPhillips (Oil & Gas)	4,257		316,338
CONSOL Energy, Inc. (Coal)	817		36,365
Consolidated Edison, Inc. (Electric)	1,032		59,887
Constellation Brands, Inc.* (Beverages)	602		48,064
Corning, Inc. (Telecommunications)	4,859		101,602
Costco Wholesale Corp. (Retail)	1,548		179,073
Covidien PLC (Healthcare - Products)	1,591		113,359
Crown Castle International Corp. (Telecommunications)	1,161		84,440
CSX Corp. (Transportation)	3,526		99,504
Cummins, Inc. (Machinery - Diversified)	602		90,812
CVS Caremark Corp. (Retail)	4,128		300,188
D.R. Horton, Inc. (Home Builders)	989		22,035
Danaher Corp. (Miscellaneous Manufacturing)	2,107		154,612
Darden Restaurants, Inc. (Retail)	473		23,513
DaVita, Inc.* (Healthcare - Services)	602		41,719
Deere & Co. (Machinery - Diversified)	1,290		120,408
Delphi Automotive PLC (Auto Parts & Equipment)	989		66,105
Delta Air Lines, Inc. (Airlines)	2,967		109,274
Denbury Resources, Inc. (Oil & Gas)	1,247		20,975
DENTSPLY International, Inc. (Healthcare - Products)	473		21,110
Devon Energy Corp. (Oil & Gas)	1,333		93,310
Diamond Offshore Drilling, Inc. (Oil & Gas)	258		14,089
DIRECTV* - Class A (Media)	1,634		126,798
Discover Financial Services (Diversified Financial Services)	1,634		91,341
Discovery Communications, Inc.* - Class A (Media)	774		58,747
Dollar General Corp.* (Retail)	1,032		58,246
Dollar Tree, Inc.* (Retail)	731		38,063
Dominion Resources, Inc. (Electrical Components & Equipment)	2,021		146,603
Dover Corp. (Miscellaneous Manufacturing)	602		52,013
Dr. Pepper Snapple Group, Inc. (Beverages)	688		38,129
DTE Energy Co. (Electric)	602		47,040
Duke Energy Corp. (Electric)	2,451		182,575
Dun & Bradstreet Corp. (Software)	129		14,288
E*TRADE Financial Corp.* (Diversified Financial Services)	989		22,203
E.I. du Pont de Nemours & Co. (Chemicals)	3,225		217,108
Eastman Chemical Co. (Chemicals)	516		44,980
Eaton Corp. (Miscellaneous Manufacturing)	1,677		121,817
eBay, Inc.* (Internet)	4,042		209,497
Ecolab, Inc. (Chemicals)	946		98,989
Edison International (Electric)	1,118		63,234
Edwards Lifesciences Corp.* (Healthcare - Products)	387		31,529
Electronic Arts, Inc.* (Software)	1,075		30,423
Eli Lilly & Co. (Pharmaceuticals)	3,440		203,304
EMC Corp. (Computers)	7,052		181,942
Emerson Electric Co. (Electrical Components & Equipment)	2,451		167,109
Ensco PLCADR - Class A (Oil & Gas)	817		41,218
Entergy Corp. (Electric)	602		43,645
EOG Resources, Inc. (Oil & Gas)	1,892		185,416
EQT Corp. (Oil & Gas)	516		56,239
Equifax, Inc. (Commercial Services)	430		30,448
Equity Residential (REIT)	1,161		69,010
Essex Property Trust, Inc. (REIT)	215		37,251
Exelon Corp. (Electric)	2,967		103,933
Expedia, Inc. (Internet)	344		24,421
Expeditors International of Washington, Inc. (Transportation)	688		28,373
Express Scripts Holding Co.* (Pharmaceuticals)	2,709		180,365
Exxon Mobil Corp. (Oil & Gas)	15,050		1,541,271
F5 Networks, Inc.* (Internet)	258		27,134
Facebook, Inc.* - Class A (Internet)	5,934		354,735
Family Dollar Stores, Inc. (Retail)	344		20,210
Fastenal Co. (Distribution/Wholesale)	946		47,376
FedEx Corp. (Transportation)	1,032		140,610
Fidelity National Information Services, Inc. (Software)	1,032		55,140
Fifth Third Bancorp (Banks)	2,967		61,150
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors)	258		17,412
FirstEnergy Corp. (Electric)	1,462		49,343

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fiserv, Inc.* (Software)	903	$54,884
FLIR Systems, Inc. (Electronics)	473	16,101
Flowserve Corp. (Machinery - Diversified)	473	34,553
Fluor Corp. (Engineering & Construction)	559	42,316
FMC Corp. (Chemicals)	473	36,421
FMC Technologies, Inc.* (Oil & Gas Services)	817	46,324
Ford Motor Co. (Auto Manufacturers)	13,760	222,224
Forest Laboratories, Inc.* (Pharmaceuticals)	817	75,090
Fossil Group, Inc.* (Distribution/Wholesale)	172	18,344
Franklin Resources, Inc. (Diversified Financial Services)	1,419	74,285
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,612	124,144
Frontier Communications Corp. (Telecommunications)	3,483	20,724
GameStop Corp. - Class A (Retail)	387	15,356
Gannett Co., Inc. (Media)	774	21,030
Garmin, Ltd. (Electronics)	430	24,553
General Dynamics Corp. (Aerospace/Defense)	1,118	122,365
General Electric Co. (Miscellaneous Manufacturing)	34,959	940,049
General Growth Properties, Inc. (REIT)	1,806	41,484
General Mills, Inc. (Food)	2,193	116,273
General Motors Co. (Auto Manufacturers)	4,558	157,160
Genuine Parts Co. (Distribution/Wholesale)	516	44,954
Genworth Financial, Inc.* - Class A (Insurance)	1,720	30,702
Gilead Sciences, Inc.* (Biotechnology)	5,375	421,883
Google, Inc.* - Class A (Internet)	989	528,996
Google, Inc.* - Class C (Internet)	989	520,866
Graham Holdings Co. - Class B (Media)	43	28,863
H & R Block, Inc. (Commercial Services)	946	26,885
Halliburton Co. (Oil & Gas Services)	2,967	187,129
Harley-Davidson, Inc. (Automobiles)	774	57,230
Harman International Industries, Inc. (Home Furnishings)	215	23,566
Harris Corp. (Telecommunications)	387	28,452
Hartford Financial Services Group, Inc. (Insurance)	1,548	55,527
Hasbro, Inc. (Toys/Games/Hobbies)	387	21,386
HCP, Inc. (REIT)	1,591	66,599
Health Care REIT, Inc. (REIT)	989	62,396
Helmerich & Payne, Inc. (Oil & Gas)	387	42,048
Hess Corp. (Oil & Gas)	946	84,345
Hewlett-Packard Co. (Computers)	6,622	218,923
Honeywell International, Inc. (Electronics)	2,752	255,661
Hormel Foods Corp. (Food)	473	22,557
Hospira, Inc.* (Healthcare - Products)	559	25,602
Host Hotels & Resorts, Inc. (REIT)	2,623	56,263
Hudson City Bancorp, Inc. (Savings & Loans)	1,677	16,703
Humana, Inc. (Healthcare - Services)	516	56,631
Huntington Bancshares, Inc. (Banks)	2,881	26,390
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,376	117,276
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	903	53,999
Integrys Energy Group, Inc. (Electric)	258	15,810
Intel Corp. (Semiconductors)	17,329	462,511
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	387	79,118
International Business Machines Corp. (Computers)	3,397	667,409
International Flavors & Fragrances, Inc. (Chemicals)	301	29,655
International Game Technology (Entertainment)	860	10,793
International Paper Co. (Forest Products & Paper)	1,548	72,214
Intuit, Inc. (Software)	989	74,917
Intuitive Surgical, Inc.* (Healthcare - Products)	129	46,659
Invesco, Ltd. (Diversified Financial Services)	1,505	52,991
Iron Mountain, Inc. (Commercial Services)	602	17,121
J.P. Morgan Chase & Co. (Banks)	13,201	738,992
Jabil Circuit, Inc. (Electronics)	645	11,133
Jacobs Engineering Group, Inc.* (Engineering & Construction)	473	27,292
Johnson & Johnson (Pharmaceuticals)	9,847	997,403
Johnson Controls, Inc. (Auto Parts & Equipment)	2,322	104,815
Joy Global, Inc. (Machinery - Construction & Mining)	344	20,771
Juniper Networks, Inc.* (Telecommunications)	1,763	43,528
Kansas City Southern Industries, Inc. (Transportation)	387	39,041
Kellogg Co. (Food)	903	60,347
Keurig Green Mountain, Inc. (Beverages)	430	40,282
KeyCorp (Banks)	3,096	42,229
Kimberly-Clark Corp. (Household Products/Wares)	1,333	149,629
Kimco Realty Corp. (REIT)	1,419	32,523
Kinder Morgan, Inc. (Pipelines)	2,322	75,837
KLA-Tencor Corp. (Semiconductors)	559	35,770
Kohls Corp. (Retail)	688	37,696
Kraft Foods Group, Inc. (Food)	2,064	117,359
Kroger Co. (Food)	1,806	83,148
L Brands, Inc. (Retail)	860	46,612
L-3 Communications Holdings, Inc. (Aerospace/Defense)	301	34,726
Laboratory Corp. of America Holdings* (Healthcare - Services)	301	29,709
Lam Research Corp.* (Semiconductors)	559	32,204
Legg Mason, Inc. (Diversified Financial Services)	344	16,130
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	473	15,543
Lennar Corp. - Class A (Home Builders)	602	23,231

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Diversified Financial Services)	1,075	$27,434
Lincoln National Corp. (Insurance)	903	43,805
Linear Technology Corp. (Semiconductors)	817	36,357
Lockheed Martin Corp. (Aerospace/Defense)	946	155,276
Loews Corp. (Insurance)	1,075	47,268
Lorillard, Inc. (Agriculture)	1,247	74,097
Lowe’s Cos., Inc. (Retail)	3,655	167,801
LSI Logic Corp. (Semiconductors)	1,935	21,556
LyondellBasell Industries N.V. - Class A (Chemicals)	1,505	139,213
M&T Bank Corp. (Banks)	473	57,711
Macy’s, Inc. (Retail)	1,290	74,085
Marathon Oil Corp. (Oil & Gas)	2,408	87,049
Marathon Petroleum Corp. (Oil & Gas)	1,032	95,924
Marriott International, Inc. - Class A (Lodging)	775	44,873
Marsh & McLennan Cos., Inc. (Insurance)	1,892	93,295
Masco Corp. (Building Materials)	1,247	25,052
MasterCard, Inc. - Class A (Commercial Services)	3,569	262,500
Mattel, Inc. (Toys/Games/Hobbies)	1,204	47,214
McCormick & Co., Inc. (Food)	473	33,678
McDonald’s Corp. (Retail)	3,440	348,746
McGraw Hill Financial, Inc. (Commercial Services)	946	69,938
McKesson Corp. (Pharmaceuticals)	817	138,228
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	688	60,723
MeadWestvaco Corp. (Forest Products & Paper)	602	23,520
Medtronic, Inc. (Healthcare - Products)	3,483	204,869
Merck & Co., Inc. (Pharmaceuticals)	10,234	599,303
MetLife, Inc. (Insurance)	3,913	204,845
Michael Kors Holdings, Ltd.* (Apparel)	645	58,824
Microchip Technology, Inc. (Semiconductors)	688	32,708
Micron Technology, Inc.* (Semiconductors)	3,698	96,592
Microsoft Corp. (Software)	26,316	1,063,167
Mohawk Industries, Inc.* (Textiles)	215	28,468
Molson Coors Brewing Co. - Class B (Beverages)	559	33,523
Mondelez International, Inc. - Class A (Food)	5,934	211,547
Monsanto Co. (Chemicals)	1,849	204,684
Monster Beverage Corp.* (Beverages)	473	31,672
Moody’s Corp. (Commercial Services)	645	50,633
Morgan Stanley Dean Witter & Co. (Banks)	4,902	151,619
Motorola Solutions, Inc. (Telecommunications)	774	49,211
Murphy Oil Corp. (Oil & Gas)	602	38,185
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,290	65,506
Nabors Industries, Ltd. (Oil & Gas)	903	23,045
NASDAQ Stock Market, Inc. (Diversified Financial Services)	387	14,280
National Oilwell Varco, Inc. (Oil & Gas Services)	1,505	118,188
Navient Corp.* (Diversified Financial Services)	1,462	24,196
Neilsen Holdings N.V. (Media)	989	46,434
NetApp, Inc. (Computers)	1,161	41,343
Netflix, Inc.* (Internet)	215	69,239
Newell Rubbermaid, Inc. (Housewares)	989	29,779
Newfield Exploration Co.* (Oil & Gas)	473	16,011
Newmont Mining Corp. (Mining)	1,720	42,708
News Corp.* - Class A (Media)	1,720	29,274
NextEra Energy, Inc. (Electric)	1,505	150,273
NIKE, Inc. - Class B (Apparel)	2,580	188,211
NiSource, Inc. (Gas)	1,075	39,044
Noble Corp. (Oil & Gas)	903	27,821
Noble Energy, Inc. (Oil & Gas)	1,247	89,510
Nordstrom, Inc. (Retail)	516	31,620
Norfolk Southern Corp. (Transportation)	1,075	101,620
Northeast Utilities System (Electric)	1,118	52,837
Northern Trust Corp. (Banks)	774	46,634
Northrop Grumman Corp. (Aerospace/Defense)	774	94,049
NRG Energy, Inc. (Electric)	1,118	36,581
Nucor Corp. (Iron/Steel)	1,118	57,857
NVIDIA Corp. (Semiconductors)	1,935	35,739
Occidental Petroleum Corp. (Oil & Gas)	2,752	263,504
Omnicom Group, Inc. (Advertising)	903	61,115
ONEOK, Inc. (Pipelines)	731	46,214
Oracle Corp. (Software)	12,083	493,953
O’Reilly Automotive, Inc.* (Retail)	387	57,582
Owens-Illinois, Inc.* (Packaging & Containers)	559	17,765
PACCAR, Inc. (Auto Manufacturers)	1,247	79,783
Pall Corp. (Miscellaneous Manufacturing)	387	32,566
Parker Hannifin Corp. (Miscellaneous Manufacturing)	516	65,470
Patterson Cos., Inc. (Healthcare - Products)	301	12,251
Paychex, Inc. (Software)	1,118	46,744
Peabody Energy Corp. (Coal)	946	17,983
Pentair, Ltd. (Miscellaneous Manufacturing)	688	51,112
People’s United Financial, Inc. (Savings & Loans)	1,075	15,351
Pepco Holdings, Inc. (Electric)	860	23,014
PepsiCo, Inc. (Beverages)	5,289	454,272
PerkinElmer, Inc. (Electronics)	387	16,242
Perrigo Co. PLC (Pharmaceuticals)	473	68,519
PetSmart, Inc. (Retail)	344	23,282
Pfizer, Inc. (Pharmaceuticals)	22,231	695,386
PG&E Corp. (Electric)	1,591	72,518
Philip Morris International, Inc. (Agriculture)	5,504	470,206
Phillips 66 (Oil & Gas)	2,064	171,765
Pinnacle West Capital Corp. (Electric)	387	21,653
Pioneer Natural Resources Co. (Oil & Gas)	516	99,727

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	688	$18,438
Plum Creek Timber Co., Inc. (REIT)	602	26,247
PNC Financial Services Group (Banks)	1,849	155,390
PPG Industries, Inc. (Chemicals)	473	91,582
PPL Corp. (Electric)	2,193	73,115
Praxair, Inc. (Chemicals)	1,032	134,728
Precision Castparts Corp. (Metal Fabricate/Hardware)	516	130,594
Priceline.com, Inc.* (Internet)	172	199,133
Principal Financial Group, Inc. (Insurance)	946	44,311
Procter & Gamble Co. (Cosmetics/Personal Care)	9,460	780,923
Progressive Corp. (Insurance)	1,892	45,881
Prologis, Inc. (REIT)	1,720	69,884
Prudential Financial, Inc. (Insurance)	1,634	131,830
Public Service Enterprise Group, Inc. (Electric)	1,763	72,230
Public Storage, Inc. (REIT)	516	90,563
PulteGroup, Inc. (Home Builders)	1,204	22,142
PVH Corp. (Retail)	301	37,797
QEP Resources, Inc. (Oil & Gas)	645	19,795
Qualcomm, Inc. (Semiconductors)	5,891	463,680
Quanta Services, Inc.* (Commercial Services)	774	27,307
Quest Diagnostics, Inc. (Healthcare - Services)	516	28,860
Ralph Lauren Corp. (Apparel)	215	32,545
Range Resources Corp. (Oil & Gas)	559	50,562
Raytheon Co. (Aerospace/Defense)	1,075	102,641
Red Hat, Inc.* (Software)	645	31,379
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	258	76,598
Regions Financial Corp. (Banks)	4,945	50,142
Republic Services, Inc. (Environmental Control)	946	33,195
Reynolds American, Inc. (Agriculture)	1,075	60,662
Robert Half International, Inc. (Commercial Services)	473	21,190
Rockwell Automation, Inc. (Machinery - Diversified)	473	56,372
Rockwell Collins, Inc. (Aerospace/Defense)	473	36,728
Roper Industries, Inc. (Machinery - Diversified)	344	47,799
Ross Stores, Inc. (Retail)	731	49,766
Rowan Cos. PLC* - Class A (Oil & Gas)	430	13,296
Ryder System, Inc. (Transportation)	172	14,135
Safeway, Inc. (Food)	817	27,827
Salesforce.com, Inc.* (Software)	1,935	99,943
SanDisk Corp. (Computers)	774	65,767
SCANA Corp. (Electric)	473	25,391
Schlumberger, Ltd. (Oil & Gas Services)	4,558	462,864
Scripps Networks Interactive - Class A (Media)	387	29,052
Seagate Technology PLC (Computers)	1,161	61,045
Sealed Air Corp. (Packaging & Containers)	688	23,605
Sempra Energy (Gas)	774	76,324
Sherwin-Williams Co. (Chemicals)	301	60,152
Sigma-Aldrich Corp. (Chemicals)	430	41,370
Simon Property Group, Inc. (REIT)	1,075	186,191
Snap-on, Inc. (Machinery)	215	24,940
Southern Co. (Electric)	3,096	141,889
Southwest Airlines Co. (Airlines)	2,451	59,241
Southwestern Energy Co.* (Oil & Gas)	1,247	59,706
Spectra Energy Corp. (Pipelines)	2,322	92,207
St. Jude Medical, Inc. (Healthcare - Products)	989	62,772
Stanley Black & Decker, Inc. (Hand/Machine Tools)	559	48,013
Staples, Inc. (Retail)	2,279	28,488
Starbucks Corp. (Retail)	2,623	185,235
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	688	52,735
State Street Corp. (Banks)	1,505	97,163
Stericycle, Inc.* (Commercial Services)	301	35,048
Stryker Corp. (Healthcare - Products)	1,032	80,238
SunTrust Banks, Inc. (Banks)	1,849	70,743
Symantec Corp. (Internet)	2,408	48,834
Sysco Corp. (Food)	2,021	73,625
T. Rowe Price Group, Inc. (Diversified Financial Services)	903	74,163
Target Corp. (Retail)	2,193	135,418
TE Connectivity, Ltd. (Electronics)	1,419	83,693
TECO Energy, Inc. (Electric)	731	13,129
Tenet Healthcare Corp.* (Healthcare - Services)	344	15,508
Teradata Corp.* (Computers)	559	25,412
Tesoro Petroleum Corp. (Oil & Gas)	473	26,625
Texas Instruments, Inc. (Semiconductors)	3,784	171,983
Textron, Inc. (Miscellaneous Manufacturing)	989	40,450
The ADT Corp. (Commercial Services)	645	19,505
The AES Corp. (Electric)	2,279	32,932
The Charles Schwab Corp. (Diversified Financial Services)	4,085	108,457
The Chubb Corp. (Insurance)	860	79,189
The Dow Chemical Co. (Chemicals)	4,257	212,424
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	903	65,531
The Gap, Inc. (Retail)	903	35,488
The Goldman Sachs Group, Inc. (Banks)	1,462	233,657
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	860	21,672
The Hershey Co. (Food)	516	49,660
The Home Depot, Inc. (Retail)	4,902	389,757
The Interpublic Group of Cos., Inc. (Advertising)	1,462	25,468
The JM Smucker Co. - Class A (Food)	344	33,258
The Macerich Co. (REIT)	473	30,702
The Mosaic Co. (Chemicals)	1,161	58,096
The Travelers Cos., Inc. (Insurance)	1,247	112,953
The Williams Cos., Inc. (Pipelines)	2,365	99,731

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Thermo Fisher Scientific, Inc. (Electronics)	1,376	$156,864
Tiffany & Co. (Retail)	387	33,859
Time Warner Cable, Inc. (Media)	946	133,821
Time Warner, Inc. (Media)	3,096	205,760
TJX Cos., Inc. (Retail)	2,494	145,101
Torchmark Corp. (Insurance)	301	23,990
Total System Services, Inc. (Commercial Services)	559	17,759
Tractor Supply Co. (Retail)	473	31,805
Transocean, Ltd. (Oil & Gas)	1,204	51,856
TripAdvisor, Inc.* (Internet)	387	31,246
Twenty-First Century Fox, Inc. - Class A (Media)	6,751	216,166
Tyco International, Ltd. (Electronics)	1,591	65,072
Tyson Foods, Inc. - Class A (Food)	946	39,704
U.S. Bancorp (Banks)	6,364	259,524
Under Armour, Inc.* - Class A (Apparel)	516	25,227
Union Pacific Corp. (Transportation)	1,591	302,974
United Parcel Service, Inc. - Class B (Transportation)	2,494	245,659
United States Steel Corp. (Iron/Steel)	516	13,426
United Technologies Corp. (Aerospace/Defense)	2,924	345,998
UnitedHealth Group, Inc. (Healthcare - Services)	3,440	258,137
UnumProvident Corp. (Insurance)	903	29,998
Urban Outfitters, Inc.* (Retail)	387	13,798
V.F. Corp. (Apparel)	1,247	76,179
Valero Energy Corp. (Oil & Gas)	1,849	105,707
Varian Medical Systems, Inc.* (Healthcare - Products)	344	27,365
Ventas, Inc. (REIT)	1,032	68,195
VeriSign, Inc.* (Internet)	430	20,287
Verizon Communications, Inc. (Telecommunications)	14,448	675,155
Vertex Pharmaceuticals, Inc.* (Biotechnology)	817	55,311
Viacom, Inc. - Class B (Media)	1,376	116,932
Visa, Inc. - Class A (Diversified Financial Services)	1,763	357,201
Vornado Realty Trust (REIT)	602	61,765
Vulcan Materials Co. (Building Materials)	473	30,523
W.W. Grainger, Inc. (Distribution/Wholesale)	215	54,696
Walgreen Co. (Retail)	3,053	207,299
Wal-Mart Stores, Inc. (Retail)	5,633	449,006
Walt Disney Co. (Media)	5,676	450,334
Waste Management, Inc. (Commercial Services)	1,505	66,898
Waters Corp.* (Electronics)	301	29,661
WellPoint, Inc. (Healthcare - Services)	989	99,572
Wells Fargo & Co. (Banks)	16,684	828,193
Western Digital Corp. (Computers)	731	64,423
Western Union Co. (Commercial Services)	1,892	30,026
Weyerhaeuser Co. (REIT)	2,021	60,327
Whirlpool Corp. (Home Furnishings)	258	39,572
Whole Foods Market, Inc. (Food)	1,290	64,113
Windstream Holdings, Inc. (Telecommunications)	2,064	18,720
Wisconsin Energy Corp. (Electric)	774	37,524
Wyndham Worldwide Corp. (Lodging)	430	30,676
Wynn Resorts, Ltd. (Lodging)	301	61,371
Xcel Energy, Inc. (Electric)	1,720	54,816
Xerox Corp. (Office/Business Equipment)	3,870	46,788
Xilinx, Inc. (Semiconductors)	946	44,642
XL Group PLC (Insurance)	946	29,657
Xylem, Inc. (Machinery - Diversified)	645	24,246
Yahoo!, Inc.* (Internet)	3,268	117,485
YUM! Brands, Inc. (Retail)	1,548	119,181
Zimmer Holdings, Inc. (Healthcare - Products)	602	58,274
Zions Bancorp (Banks)	645	18,653
Zoetis, Inc. (Pharmaceuticals)	1,763	53,348
TOTAL COMMON STOCKS (Cost $38,019,033)		58,584,661

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $38,494,015	$38,494,000	$38,494,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,494,000)		38,494,000
TOTAL INVESTMENT SECURITIES (Cost $76,513,033) - 98.9%		97,078,661
Net other assets (liabilities) - 1.1%		1,045,251

NET ASSETS - 100.0%		$98,123,912

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,269,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $17,094,350)	182	$180,194

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	05/27/14	$5,047,356	$39,044
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.47%	05/27/14	17,328,086	116,747
				$155,791

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$86,583	0.1%
Aerospace/Defense	1,196,915	1.2%
Agriculture	982,308	1.0%
Airlines	168,515	0.2%
Apparel	380,986	0.4%
Auto Manufacturers	459,167	0.5%
Auto Parts & Equipment	240,688	0.2%
Automobiles	57,230	0.1%
Banks	4,306,640	4.4%
Beverages	1,318,349	1.3%
Biotechnology	1,398,938	1.4%
Building Materials	55,575	0.1%
Chemicals	1,520,323	1.5%
Coal	54,348	0.1%
Commercial Services	867,875	0.9%
Computers	3,464,028	3.5%
Cosmetics/Personal Care	1,074,917	1.1%
Distribution/Wholesale	165,369	0.2%
Diversified Financial Services	1,503,929	1.5%
Electric	1,530,122	1.6%
Electrical Components & Equipment	359,052	0.4%
Electronics	789,874	0.8%
Engineering & Construction	69,608	0.1%
Entertainment	10,793	NM
Environmental Control	33,195	NM
Food	1,005,087	1.0%
Forest Products & Paper	95,734	0.1%
Gas	175,852	0.2%
Hand/Machine Tools	48,013	NM
Healthcare - Products	1,021,514	1.0%
Healthcare - Services	694,952	0.7%
Home Builders	67,408	0.1%
Home Furnishings	63,138	0.1%
Household Products/Wares	209,269	0.2%
Housewares	29,779	NM
Insurance	2,490,914	2.5%
Internet	2,544,201	2.6%
Iron/Steel	87,227	0.1%
Leisure Time	60,852	0.1%
Lodging	189,655	0.2%
Machinery	24,940	NM
Machinery - Construction & Mining	256,445	0.3%
Machinery - Diversified	374,189	0.4%
Media	2,056,804	2.1%
Metal Fabricate/Hardware	130,594	0.1%
Mining	217,243	0.2%
Miscellaneous Manufacturing	1,949,930	2.0%
Office/Business Equipment	65,227	0.1%
Oil & Gas	4,874,052	5.1%
Oil & Gas Services	969,984	1.0%
Packaging & Containers	81,791	0.1%
Pharmaceuticals	4,351,852	4.4%
Pipelines	313,989	0.3%
Real Estate	26,347	NM
REIT	1,209,392	1.2%
Retail	3,574,716	3.6%
Savings & Loans	32,054	NM
Semiconductors	1,682,584	1.7%
Software	2,259,647	2.3%
Telecommunications	2,154,583	2.2%
Textiles	28,468	NM
Toys/Games/Hobbies	68,600	0.1%
Transportation	1,002,308	1.0%
Other **	39,539,251	40.3%
Total	$98,123,912	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (69.3%)
3D Systems Corp.* (Computers)	4,849	$229,552
Aaron’s, Inc. (Commercial Services)	3,730	109,923
Abercrombie & Fitch Co. - Class A (Retail)	3,730	137,115
ACI Worldwide, Inc.* (Software)	1,865	106,585
Acuity Brands, Inc. (Electrical Components & Equipment)	2,238	278,788
Acxiom Corp.* (Software)	3,730	105,335
ADTRAN, Inc. (Telecommunications)	2,984	66,931
Advance Auto Parts, Inc. (Retail)	3,730	452,412
Advanced Micro Devices, Inc.* (Semiconductors)	31,332	128,148
Advent Software, Inc. (Software)	2,238	64,499
Aecom Technology Corp.* (Engineering & Construction)	5,222	169,297
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,611	517,501
AGCO Corp. (Machinery - Diversified)	4,476	249,313
Alaska Air Group, Inc. (Airlines)	3,357	315,826
Albemarle Corp. (Chemicals)	4,103	275,065
Alexander & Baldwin, Inc. (Real Estate)	2,238	83,500
Alexandria Real Estate Equities, Inc. (REIT)	3,730	275,349
Align Technology, Inc.* (Healthcare - Products)	3,730	187,955
Alleghany Corp.* (Insurance)	746	304,353
Alliant Energy Corp. (Electric)	5,595	327,196
Alliant Techsystems, Inc. (Aerospace/Defense)	1,492	215,176
Allscripts Healthcare Solutions, Inc.* (Software)	8,206	124,895
AMC Networks, Inc.* - Class A (Media)	2,984	195,959
American Campus Communities, Inc. (REIT)	5,222	199,480
American Eagle Outfitters, Inc. (Retail)	8,579	99,173
American Financial Group, Inc. (Insurance)	3,730	217,944
ANN, Inc.* (Retail)	2,238	87,707
ANSYS, Inc.* (Software)	4,849	370,028
AOL, Inc.* (Internet)	4,103	175,649
Apollo Group, Inc.* - Class A (Commercial Services)	5,222	150,707
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,357	226,329
Aqua America, Inc. (Water)	8,952	224,606
Arrow Electronics, Inc.* (Distribution/Wholesale)	5,222	296,348
Arthur J. Gallagher & Co. (Insurance)	7,833	352,642
Ascena Retail Group, Inc.* (Retail)	6,714	115,481
Ashland, Inc. (Chemicals)	3,730	360,319
Aspen Insurance Holdings, Ltd. (Insurance)	3,357	153,683
Associated Banc-Corp. (Banks)	8,206	144,015
Astoria Financial Corp. (Savings & Loans)	4,103	54,406
Atmel Corp.* (Semiconductors)	21,634	168,096
Atmos Energy Corp. (Gas)	5,222	266,531
Atwood Oceanics, Inc.* (Oil & Gas)	2,984	147,887
Avnet, Inc. (Electronics)	7,087	305,662
Bally Technologies, Inc.* (Entertainment)	1,865	121,430
BancorpSouth, Inc. (Banks)	4,103	95,846
Bank of Hawaii Corp. (Banks)	2,238	123,470
BE Aerospace, Inc.* (Aerospace/Defense)	4,849	425,597
Big Lots, Inc.* (Retail)	2,984	117,868
Bill Barrett Corp.* (Oil & Gas)	2,611	61,828
BioMed Realty Trust, Inc. (REIT)	9,698	202,688
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	1,119	137,872
Black Hills Corp. (Electric)	2,238	129,245
Bob Evans Farms, Inc. (Retail)	1,119	52,448
Brinker International, Inc. (Retail)	3,357	164,963
Broadridge Financial Solutions, Inc. (Software)	5,968	228,814
Brown & Brown, Inc. (Insurance)	5,968	177,727
Brunswick Corp. (Leisure Time)	4,849	194,881
Cabela’s, Inc.* (Retail)	2,238	146,835
Cabot Corp. (Chemicals)	2,984	172,475
Cadence Design Systems, Inc.* (Computers)	14,547	226,351
Camden Property Trust (REIT)	4,476	306,561
CARBO Ceramics, Inc. (Oil & Gas Services)	1,119	156,559
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,357	276,113
Carpenter Technology Corp. (Iron/Steel)	2,611	163,971
Carter’s, Inc. (Apparel)	2,611	192,326
Cathay Bancorp, Inc. (Banks)	3,730	88,028
CBOE Holdings, Inc. (Diversified Financial Services)	4,476	238,839
Charles River Laboratories International, Inc.* (Biotechnology)	2,611	140,263
Chico’s FAS, Inc. (Retail)	8,206	130,311
Church & Dwight, Inc. (Household Products/Wares)	7,087	489,074
Ciena Corp.* (Telecommunications)	5,222	103,239
Cimarex Energy Co. (Oil & Gas)	4,476	533,181
Cinemark Holdings, Inc. (Entertainment)	5,222	154,676
City National Corp. (Banks)	2,238	162,412
Clarcor, Inc. (Miscellaneous Manufacturing)	2,611	150,811
Clean Harbors, Inc.* (Environmental Control)	2,984	179,040
Cleco Corp. (Electric)	2,984	156,809
Cliffs Natural Resources, Inc. (Iron/Steel)	8,206	145,410
Commerce Bancshares, Inc. (Banks)	4,103	178,398
Commercial Metals Co. (Iron/Steel)	5,968	114,586
Community Health Systems, Inc.* (Healthcare - Services)	5,595	211,995
CommVault Systems, Inc.* (Software)	2,238	108,319
Compass Minerals International, Inc. (Mining)	1,865	170,834
Compuware Corp. (Software)	11,190	115,928
Concur Technologies, Inc.* (Software)	2,238	180,092
Convergys Corp. (Commercial Services)	5,222	112,482

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Conversant, Inc.* (Software)	3,357	$82,045
Con-way, Inc. (Transportation)	2,984	126,760
Copart, Inc.* (Retail)	5,595	202,931
CoreLogic, Inc.* (Commercial Services)	4,476	125,462
Corporate Office Properties Trust (REIT)	4,476	119,733
Corrections Corp. of America (REIT)	5,968	195,750
Covance, Inc.* (Healthcare - Services)	2,984	263,428
Crane Co. (Miscellaneous Manufacturing)	2,611	189,898
Cree, Inc.* (Semiconductors)	6,341	299,105
CST Brands, Inc. (Retail)	3,730	121,710
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,730	261,324
Cullen/Frost Bankers, Inc. (Banks)	2,611	199,507
Cypress Semiconductor Corp. (Semiconductors)	7,087	67,114
Cytec Industries, Inc. (Chemicals)	1,865	177,772
Dean Foods Co. (Food)	4,849	76,808
Deckers Outdoor Corp.* (Apparel)	1,865	147,242
Deluxe Corp. (Commercial Services)	2,611	143,474
DeVry, Inc. (Commercial Services)	2,984	134,370
Dick’s Sporting Goods, Inc. (Retail)	5,222	274,991
Diebold, Inc. (Computers)	3,357	126,257
Domino’s Pizza, Inc. (Retail)	2,984	221,950
Domtar Corp. (Forest Products & Paper)	1,492	139,293
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,714	282,592
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	3,730	89,632
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,730	225,441
Dril-Quip, Inc.* (Oil & Gas Services)	2,238	253,163
DST Systems, Inc. (Computers)	1,492	137,547
Duke Realty Corp. (REIT)	16,785	294,073
Eagle Materials, Inc. (Building Materials)	2,611	217,575
East West Bancorp, Inc. (Banks)	7,460	257,445
Eaton Vance Corp. (Diversified Financial Services)	6,341	228,720
Endo International PLC* (Pharmaceuticals)	7,087	446,092
Energen Corp. (Oil & Gas)	3,730	290,604
Energizer Holdings, Inc. (Electrical Components & Equipment)	3,357	374,943
Equinix, Inc.* (Internet)	2,611	490,372
Equity One, Inc. (REIT)	3,357	75,633
Esterline Technologies Corp.* (Aerospace/Defense)	1,492	162,658
Everest Re Group, Ltd. (Insurance)	2,238	353,671
Exelis, Inc. (Aerospace/Defense)	9,698	179,801
Extra Space Storage, Inc. (REIT)	5,595	292,786
FactSet Research Systems, Inc. (Media)	1,865	198,623
Fair Isaac Corp. (Software)	1,865	106,678
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,341	80,721
Federal Realty Investment Trust (REIT)	3,357	394,582
Federated Investors, Inc. - Class B (Diversified Financial Services)	4,849	138,390
FEI Co. (Electronics)	1,865	148,305
Fidelity National Title Group, Inc. - Class A (Insurance)	14,174	456,119
First American Financial Corp. (Insurance)	5,222	138,905
First Horizon National Corp. (Banks)	11,936	137,145
First Niagara Financial Group, Inc. (Savings & Loans)	17,904	159,704
FirstMerit Corp. (Banks)	8,579	166,347
Flowers Foods, Inc. (Food)	8,952	183,695
Foot Locker, Inc. (Retail)	7,460	347,114
Fortinet, Inc.* (Computers)	7,087	155,772
Fortune Brands Home & Security, Inc. (Building Materials)	8,579	341,873
FTI Consulting, Inc.* (Commercial Services)	2,238	76,763
Fulton Financial Corp. (Banks)	9,698	118,219
Gartner Group, Inc.* (Commercial Services)	4,849	334,290
GATX Corp. (Trucking & Leasing)	2,238	146,880
General Cable Corp. (Electrical Components & Equipment)	2,611	66,894
Genesee & Wyoming, Inc.* - Class A (Transportation)	2,611	258,515
Gentex Corp. (Electronics)	7,460	213,878
Global Payments, Inc. (Commercial Services)	3,730	249,276
Graco, Inc. (Machinery - Diversified)	2,984	216,340
Granite Construction, Inc. (Engineering & Construction)	1,865	69,714
Great Plains Energy, Inc. (Electric)	7,833	210,159
Greenhill & Co., Inc. (Diversified Financial Services)	1,492	74,824
Greif, Inc. - Class A (Packaging & Containers)	1,492	80,851
GUESS?, Inc. (Retail)	2,984	80,299
Gulfport Energy Corp.* (Oil & Gas)	4,476	329,747
Hancock Holding Co. (Banks)	4,103	138,394
Hanesbrands, Inc. (Apparel)	5,222	428,674
Hanover Insurance Group, Inc. (Insurance)	2,238	130,811
Harsco Corp. (Miscellaneous Manufacturing)	4,103	98,185
Hawaiian Electric Industries, Inc. (Electric)	5,222	125,276
HCC Insurance Holdings, Inc. (Insurance)	5,222	239,899
Health Net, Inc.* (Healthcare - Services)	4,103	140,856
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,849	116,570
Henry Schein, Inc.* (Healthcare - Products)	4,476	511,294
Herman Miller, Inc. (Office Furnishings)	2,984	91,996
Highwoods Properties, Inc. (REIT)	4,476	180,607
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,984	111,482
Hillshire Brands Co. (Food)	6,341	226,057
HMS Holdings Corp.* (Commercial Services)	4,476	72,377

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HNI Corp. (Office Furnishings)	2,238	$78,845
HollyFrontier Corp. (Oil & Gas)	10,071	529,634
Hologic, Inc.* (Healthcare - Products)	13,801	289,614
Home Properties, Inc. (REIT)	2,984	183,814
Hospitality Properties Trust (REIT)	7,460	224,173
HSN, Inc. (Retail)	1,865	108,245
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,611	307,366
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,611	268,933
IDACORP, Inc. (Electric)	2,611	146,582
IDEX Corp. (Machinery - Diversified)	4,103	305,961
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,611	330,135
Informatica Corp.* (Software)	5,595	198,343
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	7,833	211,178
Ingredion, Inc. (Food)	3,730	262,778
Integrated Device Technology, Inc.* (Semiconductors)	7,087	82,705
InterDigital, Inc. (Telecommunications)	2,238	77,703
International Bancshares Corp. (Banks)	2,984	68,513
International Rectifier Corp.* (Semiconductors)	3,730	97,129
International Speedway Corp. - Class A (Entertainment)	1,492	46,908
Intersil Corp. - Class A (Semiconductors)	6,341	78,248
Intrepid Potash, Inc.* (Chemicals)	2,984	48,639
Itron, Inc.* (Electronics)	1,865	70,870
ITT Corp. (Miscellaneous Manufacturing)	4,476	193,095
J.B. Hunt Transport Services, Inc. (Transportation)	4,476	340,623
J.C. Penney Co., Inc.* (Retail)	15,666	133,474
Jack Henry & Associates, Inc. (Computers)	4,476	246,896
Janus Capital Group, Inc. (Diversified Financial Services)	7,833	95,014
Jarden Corp.* (Household Products/Wares)	6,341	362,388
JDS Uniphase Corp.* (Telecommunications)	11,936	151,229
JetBlue Airways Corp.* (Airlines)	11,563	91,406
John Wiley & Sons, Inc. (Media)	2,238	128,595
Jones Lang LaSalle, Inc. (Real Estate)	2,238	259,362
Kate Spade & Co.* (Apparel)	6,341	220,477
KB Home (Home Builders)	4,103	67,741
KBR, Inc. (Engineering & Construction)	7,460	189,260
Kemper Corp. (Insurance)	2,611	102,900
Kennametal, Inc. (Hand/Machine Tools)	4,103	191,733
Kilroy Realty Corp. (REIT)	4,103	244,416
Kirby Corp.* (Transportation)	2,984	300,250
Knowles Corp.* (Electronics)	4,476	125,015
Lamar Advertising Co.* - Class A (Advertising)	3,357	167,581
Lancaster Colony Corp. (Food)	1,119	106,171
Landstar System, Inc. (Transportation)	2,238	140,972
Leidos Holdings, Inc. (Commercial Services)	3,730	138,905
Lennox International, Inc. (Building Materials)	2,238	187,612
Lexmark International, Inc. - Class A (Computers)	2,984	128,312
Liberty Property Trust (REIT)	7,460	279,750
Life Time Fitness, Inc.* (Leisure Time)	1,865	89,520
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,238	125,149
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,103	274,121
LKQ Corp.* (Distribution/Wholesale)	15,293	445,332
Louisiana-Pacific Corp.* (Building Materials)	7,087	116,156
M.D.C. Holdings, Inc. (Home Builders)	1,865	51,474
Mack-Cali Realty Corp. (REIT)	4,476	91,176
Mallinckrodt PLC* (Pharmaceuticals)	2,984	212,550
Manpower, Inc. (Commercial Services)	4,103	333,738
Martin Marietta Materials (Building Materials)	2,238	278,250
Masimo Corp.* (Healthcare - Products)	2,611	69,870
Matthews International Corp. - Class A (Commercial Services)	1,492	60,202
MDU Resources Group, Inc. (Electric)	9,698	343,503
Mednax, Inc.* (Healthcare - Services)	5,222	309,403
Mentor Graphics Corp. (Computers)	4,849	100,374
Mercury General Corp. (Insurance)	1,865	89,259
Meredith Corp. (Media)	1,865	82,191
Mettler Toledo International, Inc.* (Electronics)	1,492	347,815
Micros Systems, Inc.* (Computers)	3,730	192,095
Mid-America Apartment Communities, Inc. (REIT)	3,730	259,795
Minerals Technologies, Inc. (Chemicals)	1,865	110,949
MSA Safety, Inc. (Machinery - Construction & Mining)	1,492	78,703
MSC Industrial Direct Co. - Class A (Retail)	2,238	203,792
MSCI, Inc.* - Class A (Software)	5,968	241,943
Murphy USA, Inc.* (Oil & Gas)	2,238	95,115
National Fuel Gas Co. (Gas)	4,103	302,144
National Instruments Corp. (Electronics)	4,849	132,426
National Retail Properties, Inc. (REIT)	6,341	216,418
NCR Corp.* (Computers)	8,579	261,745
NeuStar, Inc.* - Class A (Telecommunications)	2,984	76,748
New York Community Bancorp (Savings & Loans)	22,380	344,875
NewMarket Corp. (Chemicals)	746	277,751
Nordson Corp. (Machinery - Diversified)	2,984	221,860
NVR, Inc.* (Home Builders)	373	401,722
Oceaneering International, Inc. (Oil & Gas Services)	5,595	410,001
Office Depot, Inc.* (Retail)	24,618	100,688
OGE Energy Corp. (Electric)	10,071	375,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oil States International, Inc.* (Oil & Gas Services)	2,611	$253,633
Old Dominion Freight Line, Inc.* (Transportation)	3,730	226,150
Old Republic International Corp. (Insurance)	12,309	203,837
Olin Corp. (Chemicals)	4,103	115,294
OMEGA Healthcare Investors, Inc. (REIT)	6,341	220,540
Omnicare, Inc. (Pharmaceuticals)	5,222	309,508
ONE Gas, Inc. (Pipelines)	2,611	95,510
Oshkosh Truck Corp. (Auto Manufacturers)	4,103	227,758
Owens & Minor, Inc. (Distribution/Wholesale)	3,357	112,594
Packaging Corp. of America (Packaging & Containers)	4,849	323,089
PacWest Bancorp (Banks)	4,849	190,905
Panera Bread Co.* - Class A (Retail)	1,492	228,231
Patterson-UTI Energy, Inc. (Oil & Gas)	7,460	242,674
Plantronics, Inc. (Telecommunications)	2,238	97,510
PNM Resources, Inc. (Electric)	4,103	113,571
Polaris Industries, Inc. (Leisure Time)	3,357	450,946
Polycom, Inc.* (Telecommunications)	7,087	87,170
PolyOne Corp. (Chemicals)	8,206	307,479
Post Holdings, Inc.* (Food)	1,865	97,465
Potlatch Corp. (REIT)	2,238	85,559
Primerica, Inc. (Insurance)	2,984	136,935
Prosperity Bancshares, Inc. (Banks)	2,984	176,056
Protective Life Corp. (Insurance)	4,103	209,868
PTC, Inc.* (Software)	5,968	211,088
Questar Corp. (Gas)	8,952	217,355
R.R. Donnelley & Sons Co. (Commercial Services)	10,071	177,250
Rackspace Hosting, Inc.* (Internet)	5,968	173,191
Raymond James Financial Corp. (Diversified Financial Services)	6,341	315,148
Rayonier, Inc. (REIT)	6,341	285,979
Realty Income Corp. (REIT)	11,190	486,205
Regal-Beloit Corp. (Hand/Machine Tools)	2,238	167,246
Regency Centers Corp. (REIT)	4,849	254,233
Reinsurance Group of America, Inc. (Insurance)	3,730	286,128
Reliance Steel & Aluminum Co. (Iron/Steel)	4,103	290,574
RenaissanceRe Holdings (Insurance)	2,238	226,508
Rent-A-Center, Inc. (Commercial Services)	2,611	76,267
ResMed, Inc. (Healthcare - Products)	7,087	353,288
RF Micro Devices, Inc.* (Telecommunications)	14,547	122,777
Riverbed Technology, Inc.* (Computers)	8,206	159,607
Rock-Tenn Co. - Class A (Packaging & Containers)	3,730	356,625
Rollins, Inc. (Commercial Services)	3,357	100,979
Rosetta Resources, Inc.* (Oil & Gas)	2,984	141,263
Rovi Corp.* (Semiconductors)	4,849	108,084
Royal Gold, Inc. (Mining)	3,357	222,233
RPM, Inc. (Chemicals)	6,714	286,419
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,357	369,270
Science Applications International Corp. (Commercial Services)	2,238	87,282
SEI Investments Co. (Commercial Services)	7,087	229,477
Semtech Corp.* (Semiconductors)	3,357	80,501
Senior Housing Properties Trust (REIT)	9,698	227,612
Sensient Technologies Corp. (Chemicals)	2,611	141,125
Service Corp. International (Commercial Services)	10,817	203,036
Signature Bank* (Banks)	2,238	265,919
Signet Jewelers, Ltd. (Retail)	4,103	415,716
Silgan Holdings, Inc. (Packaging & Containers)	2,238	111,341
Silicon Laboratories, Inc.* (Semiconductors)	1,865	83,832
Sirona Dental Systems, Inc.* (Healthcare - Products)	2,984	224,456
Skyworks Solutions, Inc.* (Semiconductors)	9,698	398,103
SL Green Realty Corp. (REIT)	4,849	507,738
SLM Corp.* (Diversified Financial Services)	21,634	200,331
SM Energy Co. (Oil & Gas)	3,357	248,854
Smith Corp. (Miscellaneous Manufacturing)	3,730	174,415
Solarwinds, Inc.* (Software)	3,357	135,354
Solera Holdings, Inc. (Software)	3,357	217,466
Sonoco Products Co. (Packaging & Containers)	5,222	219,742
Sotheby’s - Class A (Commercial Services)	3,357	141,195
SPX Corp. (Miscellaneous Manufacturing)	2,238	227,918
StanCorp Financial Group, Inc. (Insurance)	2,238	136,742
Steel Dynamics, Inc. (Iron/Steel)	11,190	204,441
STERIS Corp. (Healthcare - Products)	2,984	143,381
SunEdison, Inc.* (Semiconductors)	12,682	243,875
Superior Energy Services, Inc. (Oil & Gas Services)	8,206	270,142
SUPERVALU, Inc.* (Food)	10,071	70,396
SVB Financial Group* (Banks)	2,238	238,772
Synopsys, Inc.* (Computers)	7,833	294,678
Synovus Financial Corp. (Banks)	49,609	159,245
Taubman Centers, Inc. (REIT)	3,357	244,524
TCF Financial Corp. (Banks)	8,579	134,690
Tech Data Corp.* (Electronics)	1,865	116,544
Techne Corp. (Healthcare - Products)	1,865	166,563
Teleflex, Inc. (Healthcare - Products)	2,238	228,477
Telephone & Data Systems, Inc. (Telecommunications)	5,222	141,986
Tempur-Pedic International, Inc.* (Home Furnishings)	2,984	149,737
Teradyne, Inc.* (Semiconductors)	9,698	171,364

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Terex Corp. (Machinery - Diversified)	5,595	$242,208
The Brink’s Co. (Commercial Services)	2,611	66,424
The Cheesecake Factory, Inc. (Retail)	2,238	100,464
The Cooper Cos., Inc. (Healthcare - Products)	2,611	344,417
The Corporate Executive Board Co. (Commercial Services)	1,865	128,722
The Hain Celestial Group, Inc.* (Food)	2,611	224,598
The New York Times Co. - Class A (Media)	6,341	101,963
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,238	136,988
The Timken Co. (Metal Fabricate/Hardware)	4,103	258,817
The Valspar Corp. (Chemicals)	4,103	299,683
The Wendy’s Co. (Retail)	13,428	111,587
Thor Industries, Inc. (Home Builders)	2,238	136,227
Thoratec Corp.* (Healthcare - Products)	2,984	97,816
Tibco Software, Inc.* (Internet)	7,833	153,762
Tidewater, Inc. (Transportation)	2,611	132,978
Toll Brothers, Inc.* (Home Builders)	8,206	280,973
Tootsie Roll Industries, Inc. (Food)	1,119	31,545
Towers Watson & Co. - Class A (Commercial Services)	3,357	376,723
Trimble Navigation, Ltd.* (Electronics)	13,055	501,704
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,103	307,971
Triumph Group, Inc. (Aerospace/Defense)	2,611	169,219
Trustmark Corp. (Banks)	3,357	76,775
Tupperware Corp. (Household Products/Wares)	2,611	221,700
tw telecom, Inc.* (Telecommunications)	7,087	217,500
UDR, Inc. (REIT)	12,682	327,957
UGI Corp. (Gas)	5,968	278,646
Umpqua Holdings Corp. (Banks)	8,952	148,872
Unit Corp.* (Oil & Gas)	2,238	147,596
United Natural Foods, Inc.* (Food)	2,611	180,237
United Rentals, Inc.* (Commercial Services)	4,849	454,982
United Therapeutics Corp.* (Biotechnology)	2,238	223,822
Universal Corp. (Agriculture)	1,119	61,064
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,476	366,091
URS Corp. (Engineering & Construction)	3,730	175,758
UTI Worldwide, Inc. (Transportation)	4,476	43,820
Valley National Bancorp (Banks)	10,071	100,911
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,492	222,174
VCA Antech, Inc.* (Pharmaceuticals)	4,476	137,100
Vectren Corp. (Gas)	4,103	166,459
VeriFone Systems, Inc.* (Software)	5,595	187,097
Vishay Intertechnology, Inc. (Electronics)	7,087	100,777
W.R. Berkley Corp. (Insurance)	5,222	231,021
Wabtec Corp. (Machinery - Diversified)	4,849	361,493
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,476	301,906
Washington Federal, Inc. (Savings & Loans)	5,222	112,691
Waste Connections, Inc. (Environmental Control)	6,341	283,189
Watsco, Inc. (Distribution/Wholesale)	1,492	153,542
Webster Financial Corp. (Banks)	4,476	134,907
Weingarten Realty Investors (REIT)	5,595	174,564
WellCare Health Plans, Inc.* (Healthcare - Services)	2,238	150,998
Werner Enterprises, Inc. (Transportation)	2,238	57,293
Westamerica Bancorp (Banks)	1,492	75,823
Westar Energy, Inc. (Electric)	6,714	240,898
WEX, Inc.* (Commercial Services)	1,865	178,984
WGL Holdings, Inc. (Gas)	2,611	103,892
Whitewave Foods Co.* (Food)	8,952	247,881
Williams-Sonoma, Inc. (Retail)	4,476	281,182
Woodward, Inc. (Electronics)	2,984	133,773
World Fuel Services Corp. (Retail)	3,730	169,864
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,611	96,085
WPX Energy, Inc.* (Oil & Gas)	10,444	222,248
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	2,611	181,308
TOTAL COMMON STOCKS (Cost $75,098,921)		79,249,667

	Principal Amount	Value
Repurchase Agreements(a)(b)(30.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $35,068,014	$35,068,000	$35,068,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,068,000)		35,068,000
TOTAL INVESTMENT SECURITIES (Cost $110,166,921) - 99.9%		114,317,667
Net other assets (liabilities) - 0.1%		133,443

NET ASSETS - 100.0%		$114,451,110

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,142,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $7,983,880)	59	$(75,014)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	05/27/14	$6,901,159	$76,278
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	05/27/14	20,213,615	205,659
				$281,937

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$167,581	0.1%
Aerospace/Defense	1,152,451	1.0%
Agriculture	61,064	0.1%
Airlines	407,232	0.4%
Apparel	988,719	0.9%
Auto Manufacturers	227,758	0.2%
Banks	3,580,614	3.1%
Biotechnology	763,281	0.7%
Building Materials	1,141,466	1.0%
Chemicals	2,572,969	2.2%
Commercial Services	4,263,289	3.7%
Computers	2,259,186	2.0%
Distribution/Wholesale	1,218,994	1.1%
Diversified Financial Services	2,110,673	1.8%
Electric	2,169,189	1.9%
Electrical Components & Equipment	1,027,992	0.9%
Electronics	2,196,769	1.9%
Engineering & Construction	604,029	0.5%
Entertainment	412,646	0.4%
Environmental Control	462,229	0.4%
Food	1,707,631	1.5%
Forest Products & Paper	139,293	0.1%
Gas	1,335,027	1.2%
Hand/Machine Tools	633,100	0.6%
Healthcare - Products	3,058,747	2.7%
Healthcare - Services	1,567,920	1.4%
Home Builders	938,136	0.8%
Home Furnishings	149,737	0.1%
Household Products/Wares	1,210,150	1.1%
Insurance	4,148,954	3.6%
Internet	992,974	0.9%
Iron/Steel	918,982	0.8%
Leisure Time	735,347	0.6%
Machinery - Construction & Mining	78,703	0.1%
Machinery - Diversified	1,778,483	1.6%
Media	707,331	0.6%
Metal Fabricate/Hardware	577,076	0.5%
Mining	393,067	0.3%
Miscellaneous Manufacturing	2,127,327	1.9%
Office Furnishings	170,841	0.1%
Oil & Gas	2,990,632	2.6%
Oil & Gas Services	1,685,509	1.5%
Packaging & Containers	1,091,648	1.0%
Pharmaceuticals	1,474,519	1.3%
Pipelines	95,510	0.1%
Real Estate	342,862	0.3%
REIT	6,851,696	6.0%
Retail	4,606,550	4.0%
Savings & Loans	671,676	0.6%
Semiconductors	2,087,025	1.8%
Shipbuilding	268,933	0.2%
Software	2,784,508	2.4%
Telecommunications	1,142,794	1.0%
Transportation	1,627,362	1.4%
Trucking & Leasing	146,880	0.1%
Water	224,606	0.2%
Other **	35,201,443	30.7%
Total	$114,451,110	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (60.9%)
1-800-Flowers.com, Inc.* - Class A (Internet)	1,746	$9,516
1st United Bancorp, Inc. (Banks)	2,037	14,911
8x8, Inc.* (Telecommunications)	3,492	33,872
AAON, Inc. (Building Materials)	1,164	32,999
AAR Corp. (Aerospace/Defense)	1,746	45,221
Abaxis, Inc.* (Healthcare - Products)	873	35,453
ABIOMED, Inc.* (Healthcare - Products)	1,746	41,363
ABM Industries, Inc. (Commercial Services)	2,328	63,066
Abraxas Petroleum Corp.* (Oil & Gas)	5,820	31,777
Acacia Research Corp. (Commercial Services)	2,037	32,673
Acadia Healthcare Co., Inc.* (Healthcare - Services)	1,455	61,139
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	2,910	58,579
Acadia Realty Trust (REIT)	2,328	63,159
Acco Brands Corp.* (Household Products/Wares)	5,238	32,109
Accuray, Inc.* (Healthcare - Products)	3,783	31,777
Accuride Corp.* (Auto Parts & Equipment)	2,619	14,771
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,455	15,743
Aceto Corp. (Chemicals)	1,455	31,835
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	4,365	12,440
ACI Worldwide, Inc.* (Software)	1,746	99,784
Acorda Therapeutics, Inc.* (Biotechnology)	1,746	61,896
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,910	98,533
Actuate Corp.* (Software)	2,619	14,745
Acuity Brands, Inc. (Electrical Components & Equipment)	1,746	217,500
Acxiom Corp.* (Software)	3,201	90,396
ADTRAN, Inc. (Telecommunications)	2,619	58,744
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,746	38,202
Advent Software, Inc. (Software)	1,455	41,933
Advisory Board Co.* (Commercial Services)	1,455	83,313
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	1,164	51,519
Aegion Corp.* (Engineering & Construction)	1,746	44,506
Aeroflex Holding Corp.* (Semiconductors)	1,455	11,131
Aeropostale, Inc.* (Retail)	3,492	17,355
Aerovironment, Inc.* (Aerospace/Defense)	873	29,481
Affymetrix, Inc.* (Healthcare - Products)	4,074	30,270
AG Mortgage Investment Trust, Inc. (REIT)	1,455	25,739
AH Belo Corp. - Class A (Media)	1,455	16,747
Air Methods Corp.* (Healthcare - Services)	1,746	97,200
Air Transport Services Group, Inc.* (Transportation)	2,910	22,785
Aircastle, Ltd. (Diversified Financial Services)	2,910	51,129
AK Steel Holding Corp.* (Iron/Steel)	6,984	48,888
Akorn, Inc.* (Pharmaceuticals)	2,619	66,052
Albany International Corp. - Class A (Machinery - Diversified)	1,164	41,881
Albany Molecular Research, Inc.* (Commercial Services)	1,455	23,367
Alexander & Baldwin, Inc. (Real Estate)	1,746	65,143
Align Technology, Inc.* (Healthcare - Products)	2,910	146,634
ALLETE, Inc. (Electric)	1,746	90,373
Alliance One International, Inc.* (Agriculture)	4,947	12,714
Allied Nevada Gold Corp.* (Mining)	4,947	16,770
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,328	115,306
ALON USA Energy, Inc. (Oil & Gas)	1,164	18,962
Alpha Natural Resources, Inc.* (Coal)	9,603	41,293
Alphatec Holdings, Inc.* (Healthcare - Products)	4,947	6,678
Altisource Residential Corp. (REIT)	1,164	32,732
Altra Holdings, Inc. (Machinery - Diversified)	1,164	39,762
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,164	21,255
Ambac Financial Group, Inc.* (Insurance)	2,037	61,477
Ambarella, Inc.* (Semiconductors)	1,164	28,925
AMCOL International Corp. (Mining)	1,164	53,369
Amedisys, Inc.* (Healthcare - Services)	1,746	23,798
Ameresco, Inc.* (Electric)	1,455	9,327
American Apparel, Inc.* (Apparel)	4,947	3,198
American Assets Trust, Inc. (REIT)	1,455	49,397
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	2,910	51,362
American Capital Mortgage Investment Corp. (REIT)	2,619	51,856
American Equity Investment Life Holding Co. (Insurance)	2,910	67,861
American Realty Capital Properties, Inc. (REIT)	6,402	83,802
American Software, Inc. - Class A (Software)	1,455	14,026
American States Water Co. (Water)	1,746	53,008
American Superconductor Corp.* (Electrical Components & Equipment)	4,074	5,215
American Vanguard Corp. (Chemicals)	1,455	25,914
Ameris Bancorp* (Banks)	1,164	24,758
Amicus Therapeutics, Inc.* (Pharmaceuticals)	3,492	7,752
Amkor Technology, Inc.* (Semiconductors)	3,783	30,075
AMN Healthcare Services, Inc.* (Commercial Services)	2,328	29,053
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	2,037	12,405

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmSurg Corp.* (Healthcare - Services)	1,455	$63,016
AmTrust Financial Services, Inc. (Insurance)	1,164	45,012
Amyris, Inc.* (Energy - Alternate Sources)	2,910	10,243
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	2,037	33,549
ANADIGICS, Inc.* (Semiconductors)	5,529	6,911
Angie’s List, Inc.* (Internet)	1,746	19,747
AngioDynamics, Inc.* (Healthcare - Products)	1,455	19,555
Anixter International, Inc. (Telecommunications)	1,164	114,049
ANN, Inc.* (Retail)	2,037	79,831
Antares Pharma, Inc.* (Pharmaceuticals)	5,820	16,180
Anworth Mortgage Asset Corp. (REIT)	6,693	36,142
API Technologies Corp.* (Aerospace/Defense)	3,201	7,298
Apogee Enterprises, Inc. (Building Materials)	1,455	46,225
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,746	29,699
Apollo Investment Corp. (Investment Companies)	9,603	76,728
Apollo Residential Mortgage, Inc. (REIT)	1,455	23,498
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,746	83,668
Applied Micro Circuits Corp.* (Semiconductors)	3,201	31,082
Approach Resources, Inc.* (Oil & Gas)	1,455	30,191
Arabian American Development Co.* (Oil & Gas)	1,455	15,903
ARC Document Solutions, Inc.* (Commercial Services)	2,910	18,624
Arch Coal, Inc. (Coal)	9,894	45,314
Arena Pharmaceuticals, Inc.* (Biotechnology)	9,312	59,597
Argo Group International Holdings, Ltd. (Insurance)	1,164	51,705
Arkansas Best Corp. (Transportation)	1,164	45,885
Armada Hoffler Properties, Inc. (REIT)	1,164	11,268
ARMOUR Residential REIT, Inc. (REIT)	16,005	67,861
ArQule, Inc.* (Biotechnology)	4,656	7,543
Array BioPharma, Inc.* (Pharmaceuticals)	5,820	23,164
ARRIS Group, Inc.* (Telecommunications)	4,947	129,067
ArthroCare Corp.* (Healthcare - Products)	1,164	56,489
Aruba Networks, Inc.* (Telecommunications)	4,947	97,802
Asbury Automotive Group, Inc.* (Retail)	1,455	89,832
Ashford Hospitality Trust (REIT)	2,619	26,871
Aspen Technology, Inc.* (Software)	3,783	162,630
Associated Estates Realty Corp. (REIT)	2,328	39,064
Astec Industries, Inc. (Machinery - Construction & Mining)	873	34,876
Astoria Financial Corp. (Savings & Loans)	4,074	54,021
athenahealth, Inc.* (Software)	1,455	179,896
Atlantic Power Corp. (Electric)	6,111	18,150
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,164	40,728
ATMI, Inc. (Semiconductors)	1,455	49,470
Atricure, Inc.* (Healthcare - Products)	1,455	22,407
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	2,328	52,403
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	6,984	34,780
Aveo Phamaceuticals, Inc.* (Commercial Services)	4,074	5,011
AVG Technologies N.V.* (Software)	1,164	21,802
Aviat Networks, Inc.* (Telecommunications)	4,365	6,591
Avista Corp. (Electric)	2,619	84,201
Axcelis Technologies, Inc.* (Semiconductors)	7,275	13,022
Axiall Corp. (Chemicals)	2,910	135,606
AZZ, Inc. (Miscellaneous Manufacturing)	1,164	50,541
B&G Foods, Inc. - Class A (Food)	2,328	76,358
Balchem Corp. (Chemicals)	1,164	72,110
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	1,455	37,423
Bancorp, Inc.* (Banks)	1,746	27,622
BancorpSouth, Inc. (Banks)	4,074	95,169
Bank Mutual Corp. (Savings & Loans)	2,619	15,766
Bank of the Ozarks, Inc. (Banks)	1,455	87,155
BankFinancial Corp. (Savings & Loans)	1,455	14,317
Bankrate, Inc.* (Internet)	2,328	40,787
Banner Corp. (Banks)	873	34,518
Barnes & Noble, Inc.* (Retail)	2,037	33,407
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,328	89,675
Basic Energy Services, Inc.* (Oil & Gas Services)	1,746	46,129
Bazaarvoice, Inc.* (Internet)	2,328	15,644
BBCN Bancorp, Inc. (Banks)	3,492	53,812
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	2,037	72,476
Beazer Homes USA, Inc.* (Home Builders)	1,164	22,069
bebe Stores, Inc. (Retail)	2,328	11,756
Belden, Inc. (Electrical Components & Equipment)	1,746	128,872
Benchmark Electronics, Inc.* (Electronics)	2,328	53,963
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	1,746	22,768
Berkshire Hills Bancorp, Inc. (Savings & Loans)	1,164	27,273
Berry Plastics Group, Inc.* (Packaging & Containers)	2,328	52,357
BGC Partners, Inc. - Class A (Diversified Financial Services)	5,820	41,729
Bill Barrett Corp.* (Oil & Gas)	2,037	48,236
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	2,619	23,335
BIOLASE, Inc.* (Healthcare - Products)	2,619	5,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,164	$29,566
BioScrip, Inc.* (Pharmaceuticals)	2,619	18,123
Biotime, Inc.* (Biotechnology)	2,910	7,537
BJ’s Restaurants, Inc.* (Retail)	1,164	33,232
Black Diamond, Inc.* (Leisure Time)	1,455	16,223
Black Hills Corp. (Electric)	1,746	100,832
Blackbaud, Inc. (Software)	2,037	62,027
BlackRock Kelso Capital Corp. (Investment Companies)	3,492	31,707
Bloomin Brands, Inc.* (Retail)	2,328	49,633
Blount International, Inc.* (Miscellaneous Manufacturing)	2,328	26,004
Blucora, Inc.* (Internet)	2,037	39,212
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	3,783	4,956
Bob Evans Farms, Inc. (Retail)	1,164	54,557
Boingo Wireless, Inc.* (Internet)	1,455	9,603
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,164	56,594
Boston Private Financial Holdings, Inc. (Banks)	3,492	43,685
Bottomline Technologies, Inc.* (Software)	1,746	55,243
Boulder Brands, Inc.* (Food)	2,910	42,952
Boyd Gaming Corp.* (Lodging)	2,619	30,957
BPZ Resources, Inc.* (Oil & Gas)	7,566	20,428
Brady Corp. - Class A (Electronics)	2,037	52,534
Bravo Brio Restaurant Group, Inc.* (Retail)	1,164	17,425
Briggs & Stratton Corp. (Machinery - Diversified)	2,037	43,531
Brightcove, Inc.* (Internet)	1,746	15,051
Bristow Group, Inc. (Transportation)	1,455	111,743
BroadSoft, Inc.* (Internet)	1,164	29,542
Brookline Bancorp, Inc. (Savings & Loans)	3,492	31,707
Brooks Automation, Inc. (Semiconductors)	3,201	32,746
Brown Shoe Co., Inc. (Retail)	2,037	48,053
Brunswick Corp. (Leisure Time)	3,783	152,039
Buffalo Wild Wings, Inc.* (Retail)	873	127,564
Builders FirstSource, Inc.* (Building Materials)	2,619	20,559
C&J Energy Services, Inc.* (Oil & Gas Services)	2,037	61,232
Cabot Microelectronics Corp.* (Semiconductors)	1,164	50,483
CACI International, Inc.* - Class A (Computers)	873	60,804
Caesars Entertainment Corp.* (Lodging)	1,746	32,249
Cal Dive International, Inc.* (Oil & Gas Services)	6,402	9,475
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,164	14,178
Calamp Corp.* (Telecommunications)	1,746	30,992
Calgon Carbon Corp.* (Environmental Control)	2,328	46,630
California Water Service Group (Water)	2,037	45,833
Calix, Inc.* (Telecommunications)	2,037	17,946
Callaway Golf Co. (Leisure Time)	3,492	30,415
Callidus Software, Inc.* (Software)	2,328	22,221
Callon Petroleum Co.* (Oil & Gas)	3,201	29,385
Cambrex Corp.* (Biotechnology)	1,455	29,813
Campus Crest Communities, Inc. (REIT)	2,910	25,055
Cantel Medical Corp. (Healthcare - Products)	1,164	38,598
Capital Bank Financial Corp.* - Class A (Banks)	1,164	27,761
Capital Senior Living Corp.* (Healthcare - Services)	1,455	35,982
Capitol Federal Financial, Inc. (Savings & Loans)	6,402	77,081
Capstead Mortgage Corp. (REIT)	4,074	52,066
Capstone Turbine Corp.* (Electrical Components & Equipment)	16,587	34,169
CARBO Ceramics, Inc. (Oil & Gas Services)	873	122,142
Cardinal Financial Corp. (Banks)	1,455	24,444
Cardiovascular System, Inc.* (Healthcare - Products)	1,164	33,465
Cardtronics, Inc.* (Commercial Services)	2,037	68,198
Career Education Corp.* (Commercial Services)	4,074	29,414
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,746	96,065
Carrols Restaurant Group, Inc.* (Retail)	1,746	11,716
Casella Waste System, Inc.* - Class A (Environmental Control)	2,910	14,841
Casey’s General Stores, Inc. (Retail)	1,455	99,900
Cash America International, Inc. (Diversified Financial Services)	1,164	50,692
Cathay Bancorp, Inc. (Banks)	3,492	82,411
Cavium, Inc.* (Semiconductors)	2,037	86,308
Cbeyond, Inc.* (Telecommunications)	1,746	17,268
CBIZ, Inc.* (Commercial Services)	2,328	19,951
Cedar Realty Trust, Inc. (REIT)	3,783	23,417
Celadon Group, Inc. (Transportation)	1,164	26,784
Cell Therapeutics, Inc.* (Biotechnology)	9,312	27,470
Celldex Therapeutics, Inc.* (Biotechnology)	3,492	52,380
Centene Corp.* (Healthcare - Services)	2,328	154,578
Centerstate Banks, Inc. (Banks)	1,746	19,154
Central European Media Enterprises, Ltd.* - Class A (Media)	4,656	12,757
Central Garden & Pet Co.* - Class A (Household Products/Wares)	2,328	19,253
Central Pacific Financial Corp. (Banks)	1,164	21,848
Century Aluminum Co.* (Mining)	2,619	36,011
Cenveo, Inc.* (Commercial Services)	4,656	14,387
Cepheid, Inc.* (Healthcare - Products)	2,910	126,527
Cerus Corp.* (Healthcare - Products)	4,074	17,640
CEVA, Inc.* (Semiconductors)	1,164	18,892
Chambers Street Properties (REIT)	10,476	81,608
Chart Industries, Inc.* (Machinery - Diversified)	1,164	79,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Charter Financial Corp. (Savings & Loans)	1,455	$16,005
Checkpoint Systems, Inc.* (Electronics)	2,037	26,012
Chelsea Therapeutics International, Ltd.* (Biotechnology)	4,947	24,141
Chemed Corp. (Commercial Services)	873	72,695
Chemical Financial Corp. (Banks)	1,164	32,673
Chemocentryx, Inc.* (Pharmaceuticals)	1,455	7,973
Chemtura Corp.* (Chemicals)	4,074	90,850
Chesapeake Lodging Trust (REIT)	2,037	54,979
Chiquita Brands International, Inc.* (Food)	2,328	26,725
Christopher & Banks Corp.* (Retail)	2,328	14,527
CIBER, Inc.* (Computers)	4,365	18,857
Ciena Corp.* (Telecommunications)	4,365	86,296
Cincinnati Bell, Inc.* (Telecommunications)	9,894	33,145
Cirrus Logic, Inc.* (Semiconductors)	2,910	64,893
Citizens, Inc.* (Insurance)	2,619	17,207
Clarcor, Inc. (Miscellaneous Manufacturing)	2,037	117,656
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	3,201	28,330
Clearwater Paper Corp.* (Forest Products & Paper)	873	53,593
Cleco Corp. (Electric)	2,619	137,628
Cloud Peak Energy, Inc.* (Coal)	2,619	51,568
CNO Financial Group, Inc. (Insurance)	9,021	155,612
CoBiz Financial, Inc. (Banks)	2,037	20,451
Coeur d’Alene Mines Corp.* (Mining)	4,365	37,801
Cogent Communications Group, Inc. (Internet)	2,037	70,215
Cognex Corp.* (Machinery - Diversified)	3,492	120,230
Cohen & Steers, Inc. (Diversified Financial Services)	873	35,365
Coherent, Inc.* (Electronics)	1,164	69,502
Cohu, Inc. (Semiconductors)	1,455	14,987
Colony Financial, Inc. (REIT)	2,910	63,293
Columbia Banking System, Inc. (Banks)	2,328	57,781
Columbus McKinnon Corp.* (Machinery - Diversified)	873	23,125
Comfort Systems USA, Inc. (Building Materials)	1,746	26,190
Commercial Metals Co. (Iron/Steel)	4,947	94,983
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	1,746	16,954
Community Bank System, Inc. (Banks)	1,746	64,934
CommVault Systems, Inc.* (Software)	2,037	98,591
comScore, Inc.* (Internet)	1,746	54,702
Comstock Resources, Inc. (Oil & Gas)	2,328	64,718
Comverse, Inc.* (Telecommunications)	1,164	29,030
CONMED Corp. (Healthcare - Products)	1,164	53,928
Conn’s, Inc.* (Retail)	873	38,613
Consolidated Communications Holdings, Inc. (Telecommunications)	1,746	34,781
Constant Contact, Inc.* (Internet)	1,455	37,626
Convergys Corp. (Commercial Services)	4,365	94,022
Conversant, Inc.* (Software)	3,201	78,232
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,619	65,868
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,947	21,866
CoreSite Realty Corp. (REIT)	873	26,557
Corinthian Colleges, Inc.* (Commercial Services)	5,529	6,358
Cornerstone OnDemand, Inc.* (Software)	1,746	64,183
Coronado Biosciences, Inc.* (Biotechnology)	1,455	2,532
CoStar Group, Inc.* (Commercial Services)	1,164	187,276
Cousins Properties, Inc. (REIT)	4,656	54,149
Cowen Group, Inc.* - Class A (Diversified Financial Services)	5,529	22,724
Cracker Barrel Old Country Store, Inc. (Retail)	873	82,708
Crawford & Co. (Insurance)	2,037	23,263
Cray, Inc.* (Computers)	1,746	50,128
Crocs, Inc.* (Apparel)	3,783	57,237
Cross Country Healthcare, Inc.* (Commercial Services)	2,037	14,442
Crown Media Holdings, Inc.* (Media)	3,492	12,501
CryoLife, Inc. (Healthcare - Products)	2,037	18,496
CSG Systems International, Inc. (Software)	1,455	38,354
CTS Corp. (Electronics)	1,746	31,061
CubeSmart (REIT)	5,529	102,839
Cubic Corp. (Aerospace/Defense)	873	41,406
Cumulus Media, Inc.* - Class A (Media)	4,656	29,846
Curis, Inc.* (Biotechnology)	4,947	11,180
Curtiss-Wright Corp. (Aerospace/Defense)	2,037	130,246
Customers Bancorp, Inc.* (Banks)	1,164	25,643
CVB Financial Corp. (Banks)	4,074	58,910
Cyberonics, Inc.* (Healthcare - Products)	1,164	68,862
Cynosure, Inc.* - Class A (Healthcare - Products)	873	21,423
Cypress Semiconductor Corp. (Semiconductors)	6,402	60,627
CyrusOne, Inc. (Internet)	1,164	23,280
CYS Investments, Inc. (REIT)	7,566	65,068
Cytokinetics, Inc.* (Biotechnology)	1,455	6,620
Cytori Therapeutics, Inc.* (Pharmaceuticals)	4,947	11,180
Daktronics, Inc. (Home Furnishings)	2,037	26,522
Dana Holding Corp. (Auto Parts & Equipment)	6,111	129,369
Darling International, Inc.* (Environmental Control)	4,947	98,989
DCT Industrial Trust, Inc. (REIT)	12,222	95,576
DealerTrack Holdings, Inc.* (Internet)	1,746	79,776
Delek US Holdings, Inc. (Oil & Gas)	1,746	55,855
Deluxe Corp. (Commercial Services)	2,037	111,933
Demand Media, Inc.* (Media)	2,328	9,684
Dendreon Corp.* (Biotechnology)	7,566	19,520

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Denny’s Corp.* (Retail)	4,656	$31,381
DepoMed, Inc.* (Pharmaceuticals)	3,201	44,846
Destination XL Group, Inc.* (Retail)	2,619	14,143
Dexcom, Inc.* (Healthcare - Products)	2,910	94,400
DFC Global Corp.* (Diversified Financial Services)	2,037	18,985
Diamond Foods, Inc.* (Food)	1,164	35,583
DiamondRock Hospitality Co. (REIT)	8,148	99,976
Dice Holdings, Inc.* (Internet)	2,037	15,583
Digi International, Inc.* (Software)	1,455	12,891
Digital River, Inc.* (Software)	1,746	26,696
DigitalGlobe, Inc.* (Telecommunications)	3,201	95,326
Dime Community Bancshares, Inc. (Savings & Loans)	1,455	23,717
Diodes, Inc.* (Semiconductors)	1,746	46,042
Doral Financial Corp.* (Diversified Financial Services)	291	2,782
Dorman Products, Inc.* (Auto Parts & Equipment)	1,164	66,988
Douglas Dynamics, Inc. (Auto Parts & Equipment)	1,164	19,637
Drew Industries, Inc. (Building Materials)	1,164	58,572
DSP Group, Inc.* (Semiconductors)	1,455	11,582
DuPont Fabros Technology, Inc. (REIT)	2,619	63,458
Dyax Corp.* (Pharmaceuticals)	5,820	38,470
Dycom Industries, Inc.* (Engineering & Construction)	1,455	45,687
Dynavax Technologies Corp.* (Biotechnology)	12,222	19,922
Dynegy, Inc.* (Electric)	4,074	115,904
Dynex Capital, Inc. (REIT)	2,619	22,471
E.W. Scripps Co.* - Class A (Media)	1,455	24,924
Eagle Bancorp, Inc.* (Banks)	1,164	38,866
EarthLink Holdings Corp. (Telecommunications)	4,947	16,869
EastGroup Properties, Inc. (REIT)	1,164	73,623
Ebix, Inc. (Software)	1,746	27,552
Education Management Corp.* (Commercial Services)	1,746	6,932
Education Realty Trust, Inc. (REIT)	4,947	50,459
eHealth, Inc.* (Insurance)	873	36,570
El Paso Electric Co. (Electric)	1,746	66,034
Electro Rent Corp. (Commercial Services)	1,164	18,799
Electro Scientific Industries, Inc. (Electronics)	1,455	12,338
Electronics for Imaging, Inc.* (Computers)	2,037	76,978
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	1,164	42,765
Ellie Mae, Inc.* (Diversified Financial Services)	1,164	28,390
EMCOR Group, Inc. (Engineering & Construction)	2,910	133,831
Emerald Oil, Inc.* (Oil & Gas)	2,328	16,459
Emergent Biosolutions, Inc.* (Biotechnology)	1,455	38,354
Emeritus Corp.* (Healthcare - Services)	1,746	52,083
Empire District Electric Co. (Electric)	2,037	49,540
Employers Holdings, Inc. (Insurance)	1,455	29,609
Emulex Corp.* (Semiconductors)	4,365	31,210
Encore Capital Group, Inc.* (Diversified Financial Services)	1,164	50,308
Encore Wire Corp. (Electrical Components & Equipment)	873	42,541
Endeavour International Corp.* (Oil & Gas)	3,492	12,012
Endocyte, Inc.* (Pharmaceuticals)	1,455	26,350
Endologix, Inc.* (Healthcare - Products)	2,910	36,899
Energy Recovery, Inc.* (Environmental Control)	2,910	14,870
Energy XXI (Bermuda), Ltd. (Oil & Gas)	3,492	83,564
EnerNOC, Inc.* (Electric)	1,455	34,338
EnerSys (Electrical Components & Equipment)	2,037	137,660
Ennis, Inc. (Commercial Services)	1,455	21,767
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	873	62,166
Entegris, Inc.* (Semiconductors)	6,111	67,771
Entercom Communications Corp.* - Class A (Media)	1,455	15,714
Entravision Communications Corp. - Class A (Media)	2,910	15,452
Entropic Communications, Inc.* (Semiconductors)	4,656	17,181
Envestnet, Inc.* (Software)	1,164	42,893
Enzon Pharmaceuticals, Inc. (Biotechnology)	4,656	4,144
EPAM Systems, Inc.* (Software)	1,164	36,235
EPIQ Systems, Inc. (Software)	1,746	22,331
EPL Oil & Gas, Inc.* (Oil & Gas)	1,455	56,949
EPR Properties (REIT)	2,037	109,204
Equal Energy, Ltd. (Oil & Gas)	2,619	11,864
Equity One, Inc. (REIT)	2,619	59,006
Era Group, Inc.* (Transportation)	873	24,924
ESCO Technologies, Inc. (Electronics)	1,164	38,901
Esterline Technologies Corp.* (Aerospace/Defense)	1,164	126,899
Ethan Allen Interiors, Inc. (Home Furnishings)	1,164	28,262
Euronet Worldwide, Inc.* (Commercial Services)	2,037	93,682
EverBank Financial Corp. (Savings & Loans)	3,492	65,370
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,455	77,741
EVERTEC, Inc. (Commercial Services)	1,455	34,251
Exact Sciences Corp.* (Biotechnology)	2,910	34,920
ExamWorks Group, Inc.* (Commercial Services)	1,455	53,544
Exar Corp.* (Semiconductors)	2,037	22,040
Excel Trust, Inc. (REIT)	2,328	29,379
EXCO Resources, Inc. (Oil & Gas)	6,111	38,805
Exelixis, Inc.* (Biotechnology)	8,439	29,874
ExlService Holdings, Inc.* (Commercial Services)	1,455	41,169

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Express, Inc.* (Retail)	3,492	$50,878
Exterran Holdings, Inc. (Oil & Gas Services)	2,328	100,151
Extreme Networks, Inc.* (Telecommunications)	5,238	29,961
EZCORP, Inc.* - Class A (Retail)	2,328	24,281
F.N.B. Corp. (Banks)	6,111	76,021
Fabrinet* (Miscellaneous Manufacturing)	1,455	31,428
Fair Isaac Corp. (Software)	1,455	83,226
Fairpoint Communications, Inc.* (Telecommunications)	1,455	19,846
Federal Signal Corp.* (Miscellaneous Manufacturing)	2,910	44,174
FEI Co. (Electronics)	1,455	115,703
FelCor Lodging Trust, Inc. (REIT)	5,820	53,719
Female Health Co. (Healthcare - Products)	1,455	11,000
Ferro Corp.* (Chemicals)	3,492	45,326
Fiesta Restaurant Group, Inc.* (Retail)	873	31,961
Fifth Street Finance Corp. (Investment Companies)	5,238	48,766
Financial Engines, Inc. (Diversified Financial Services)	2,037	90,138
Finisar Corp.* (Telecommunications)	4,074	106,535
First American Financial Corp. (Insurance)	4,365	116,109
First Bancorp* (Banks)	3,492	17,949
First Bancorp (Banks)	1,164	20,032
First Busey Corp. (Banks)	4,074	22,407
First Cash Financial Services, Inc.* (Retail)	1,164	56,768
First Commonwealth Financial Corp. (Banks)	4,656	39,995
First Financial Bancorp (Banks)	2,619	42,402
First Financial Bankshares, Inc. (Banks)	1,455	85,918
First Industrial Realty Trust, Inc. (REIT)	4,656	85,531
First Merchants Corp. (Banks)	1,455	30,875
First Midwest Bancorp, Inc. (Banks)	3,201	52,400
First Potomac Realty Trust (REIT)	2,619	34,126
First Security Group, Inc.* (Banks)	4,947	9,399
FirstMerit Corp. (Banks)	6,693	129,777
Five Below, Inc.* (Retail)	1,455	58,651
Five Star Quality Care, Inc.* (Healthcare - Services)	2,619	12,650
Flagstar BanCorp, Inc.* (Savings & Loans)	1,164	20,486
Flotek Industries, Inc.* (Oil & Gas Services)	2,328	65,207
Fluidigm Corp.* (Electronics)	1,164	43,720
Flushing Financial Corp. (Savings & Loans)	1,455	27,965
Forest Oil Corp.* (Oil & Gas)	6,111	11,366
Forestar Group, Inc.* (Real Estate)	1,746	29,769
FormFactor, Inc.* (Semiconductors)	2,910	16,733
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,746	52,136
Forward Air Corp. (Transportation)	1,455	64,355
Francesca’s Holdings Corp.* (Retail)	2,037	33,325
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,037	78,771
Franklin Street Properties Corp. (REIT)	4,074	49,621
Fred’s, Inc. - Class A (Retail)	1,746	31,812
Fresh Del Monte Produce, Inc. (Food)	1,746	50,442
Frontline, Ltd.* (Transportation)	4,947	16,820
FTI Consulting, Inc.* (Commercial Services)	1,746	59,888
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	10,185	23,120
Fuller (H.B.) Co. (Chemicals)	2,037	94,374
Furmanite Corp.* (Metal Fabricate/Hardware)	2,328	24,397
Fusion-IO, Inc.* (Computers)	3,492	30,136
FutureFuel Corp. (Energy - Alternate Sources)	1,164	23,361
FX Energy, Inc.* (Oil & Gas)	3,783	21,374
FXCM, Inc. (Diversified Financial Services)	1,746	27,028
G & K Services, Inc. - Class A (Textiles)	873	46,217
Galena Biopharma, Inc.* (Biotechnology)	5,820	14,259
GasLog, Ltd. (Transportation)	1,455	38,965
Gastar Exploration, Inc.* (Oil & Gas)	4,365	28,940
GenCorp, Inc.* (Aerospace/Defense)	2,619	45,990
Generac Holdings, Inc. (Electrical Components & Equipment)	2,037	119,939
General Cable Corp. (Electrical Components & Equipment)	2,037	52,188
General Communication, Inc.* - Class A (Telecommunications)	2,037	21,266
General Moly, Inc.* (Mining)	5,238	5,762
Genesco, Inc.* (Retail)	1,164	88,895
GenMark Diagnostics, Inc.* (Healthcare - Products)	1,746	15,627
Gentherm, Inc.* (Auto Parts & Equipment)	1,746	63,467
Gentiva Health Services, Inc.* (Healthcare - Services)	1,746	13,147
Geron Corp.* (Biotechnology)	8,730	17,285
Getty Realty Corp. (REIT)	1,164	22,023
GFI Group, Inc. (Diversified Financial Services)	4,074	15,155
Gibraltar Industries, Inc.* (Building Materials)	1,455	24,851
Glacier Bancorp, Inc. (Banks)	3,201	82,138
Gladstone Capital Corp. (Investment Companies)	1,455	14,070
Gladstone Investment Corp. (Private Equity)	1,746	13,724
Glatfelter (Forest Products & Paper)	2,037	51,984
Glimcher Realty Trust (REIT)	6,111	62,271
Global Cash Access Holdings, Inc.* (Commercial Services)	3,492	23,047
Global Eagle Entertainment, Inc.* (Internet)	1,455	16,049
Global Sources, Ltd.* (Internet)	1,455	12,935

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Globe Specialty Metals, Inc. (Mining)	2,910		$56,396
Globus Med, Inc.* - Class A (Healthcare - Products)	2,328		56,849
Glu Mobile, Inc.* (Software)	4,656		18,624
Gold Resource Corp. (Mining)	2,037		9,391
Golub Capital BDC, Inc. (Investment Companies)	1,746		29,193
Goodrich Petroleum Corp.* (Oil & Gas)	1,455		36,593
Government Properties Income Trust (REIT)	2,328		59,248
GrafTech International, Ltd.* (Electrical Components & Equipment)	5,238		58,718
Gramercy Property Trust, Inc. (REIT)	3,492		18,228
Grand Canyon Education, Inc.* (Commercial Services)	2,037		87,835
Granite Construction, Inc. (Engineering & Construction)	1,746		65,265
Graphic Packaging Holding Co.* (Packaging & Containers)	9,021		92,555
Gray Television, Inc.* (Media)	2,619		29,464
Great Lakes Dredge & Dock Co.* (Commercial Services)	2,910		25,113
Greatbatch, Inc.* (Healthcare - Products)	1,164		53,579
Green Dot Corp.* - Class A (Commercial Services)	1,164		20,219
Green Plains Renewable Energy (Energy - Alternate Sources)	1,455		43,505
Greenhill & Co., Inc. (Diversified Financial Services)	1,164		58,375
Greenlight Capital Re, Ltd.* - Class A (Insurance)	1,455		46,313
Griffon Corp. (Building Materials)	2,328		24,770
Group 1 Automotive, Inc. (Retail)	873		62,969
GSI Group, Inc.* (Electronics)	1,746		21,196
GSI Technology, Inc.* (Semiconductors)	1,746		11,087
GSV Capital Corp.* (Private Equity)	1,455		12,775
GT Advanced Technologies, Inc.* (Semiconductors)	6,111		101,504
GTx, Inc.* (Biotechnology)	1,746		2,689
Guidewire Software, Inc.* (Software)	1,746		65,929
GulfMark Offshore, Inc. - Class A (Transportation)	1,164		52,392
H&E Equipment Services, Inc.* (Commercial Services)	1,455		56,090
Hackett Group, Inc. (Commercial Services)	2,037		12,222
Haemonetics Corp.* (Healthcare - Products)	2,037		61,843
Halcon Resources Corp.* (Oil & Gas)	9,021		49,796
Halozyme Therapeutics, Inc.* (Biotechnology)	4,365		32,519
Hampton Roads Bankshares, Inc.* (Banks)	5,238		8,695
Hancock Holding Co. (Banks)	3,492		117,785
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,455		50,445
Hanmi Financial Corp. (Banks)	1,455		30,948
Harbinger Group, Inc.* (Holding Companies - Diversified)	2,037		23,751
Harmonic, Inc.* (Telecommunications)	5,238		36,823
Harte-Hanks, Inc. (Advertising)	2,328		18,717
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	2
Harvard Bioscience, Inc.* (Biotechnology)	2,037		8,596
Haverty Furniture Cos., Inc. (Retail)	873		22,296
Hawaiian Holdings, Inc.* (Airlines)	2,910		42,050
Headwaters, Inc.* (Building Materials)	3,492		43,580
Healthcare Realty Trust, Inc. (REIT)	3,783		95,142
Healthcare Services Group, Inc. (Commercial Services)	2,910		84,681
HealthSouth Corp. (Healthcare - Services)	3,492		120,963
HealthStream, Inc.* (Internet)	873		19,773
Healthways, Inc.* (Healthcare - Services)	1,746		31,428
Heartland Express, Inc. (Transportation)	2,328		50,657
Heartland Payment Systems, Inc. (Commercial Services)	1,455		59,568
Hecla Mining Co. (Mining)	15,132		46,455
HEICO Corp. (Aerospace/Defense)	2,910		160,982
Helen of Troy, Ltd.* (Household Products/Wares)	1,455		91,229
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,365		104,936
Hercules Offshore, Inc.* (Oil & Gas)	6,984		31,218
Hercules Technology Growth Capital, Inc. (Private Equity)	2,910		39,808
Heritage Commerce Corp. (Banks)	1,455		11,815
Heritage Oaks Bancorp* (Banks)	1,746		12,938
Herman Miller, Inc. (Office Furnishings)	2,619		80,743
Hersha Hospitality Trust (REIT)	9,021		52,412
HFF, Inc. - Class A (Real Estate)	1,455		49,470
Hibbett Sports, Inc.* (Retail)	1,164		62,681
Higher One Holdings, Inc.* (Diversified Financial Services)	1,746		10,459
Highwoods Properties, Inc. (REIT)	3,492		140,901
Hillenbrand, Inc. (Miscellaneous Manufacturing)	2,328		70,771
Hilltop Holdings, Inc.* (Insurance)	2,910		65,009
Hittite Microwave Corp. (Semiconductors)	1,455		86,368
HMS Holdings Corp.* (Commercial Services)	3,783		61,171
HNI Corp. (Office Furnishings)	2,037		71,764
Home Bancshares, Inc. (Banks)	2,037		64,593
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	2,328		51,565
HomeTrust Bancshares, Inc.* (Savings & Loans)	1,164		17,774
Horace Mann Educators Corp. (Insurance)	1,746		52,502
Horizon Pharma, Inc.* (Holding Companies - Diversified)	4,074		57,770
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,455		60,281

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Horsehead Holding Corp.* (Mining)	2,037	$31,757
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	5,238	23,362
HSN, Inc. (Retail)	1,455	84,448
Hub Group, Inc.* - Class A (Transportation)	1,746	77,959
Hudson Pacific Properties, Inc. (REIT)	2,037	47,971
Huron Consulting Group, Inc.* (Commercial Services)	1,164	82,877
Hutchinson Technology, Inc.* (Computers)	2,037	5,663
IBERIABANK Corp. (Banks)	1,164	73,216
ICF International, Inc.* (Commercial Services)	873	34,021
ICG Group, Inc.* (Internet)	2,037	41,514
Iconix Brand Group, Inc.* (Apparel)	2,328	98,940
IDACORP, Inc. (Electric)	2,037	114,357
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	5,529	30,465
iGATE Corp.* (Computers)	1,746	63,904
II-VI, Inc.* (Electronics)	2,328	33,523
Imation Corp.* (Computers)	2,619	11,314
Immersion Corp.* (Computers)	1,455	16,500
ImmunoGen, Inc.* (Biotechnology)	3,783	48,952
Immunomedics, Inc.* (Biotechnology)	3,783	15,926
Impax Laboratories, Inc.* (Pharmaceuticals)	2,910	76,097
Imperva, Inc.* (Software)	873	19,974
Incontact, Inc.* (Software)	2,910	24,008
Independent Bank Corp. (Banks)	1,164	43,208
Infinera Corp.* (Telecommunications)	4,947	44,325
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	2,328	22,745
Infoblox, Inc.* (Software)	2,037	39,966
Inland Real Estate Corp. (REIT)	3,783	39,532
InnerWorkings, Inc.* (Software)	2,328	16,762
Innophos Holdings, Inc. (Chemicals)	873	49,272
Innospec, Inc. (Chemicals)	1,164	50,122
Inphi Corp.* (Semiconductors)	1,455	21,519
Insight Enterprises, Inc.* (Computers)	2,037	53,206
Insmed, Inc.* (Biotechnology)	1,455	20,283
Insperity, Inc. (Commercial Services)	1,164	37,318
Insulet Corp.* (Healthcare - Products)	2,328	87,603
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	873	39,791
Integrated Device Technology, Inc.* (Semiconductors)	5,820	67,919
Integrated Silicon Solution, Inc.* (Semiconductors)	1,455	21,039
Inteliquent, Inc. (Telecommunications)	2,328	31,754
InterDigital, Inc. (Telecommunications)	1,746	60,621
Interface, Inc. (Office Furnishings)	2,619	47,116
InterMune, Inc.* (Biotechnology)	3,783	121,358
Internap Network Services Corp.* (Internet)	2,619	17,600
International Bancshares Corp. (Banks)	2,328	53,451
International Rectifier Corp.* (Semiconductors)	2,910	75,776
International Speedway Corp. - Class A (Entertainment)	1,164	36,596
Intersil Corp. - Class A (Semiconductors)	5,820	71,819
Interval Leisure Group, Inc. (Leisure Time)	1,746	44,994
Intralinks Holdings, Inc.* (Internet)	2,328	21,301
Intrepid Potash, Inc.* (Chemicals)	2,328	37,946
Invacare Corp. (Healthcare - Products)	1,746	27,587
InvenSense, Inc.* (Electronics)	2,619	56,387
Invesco Mortgage Capital, Inc. (REIT)	5,529	92,168
Investment Technology Group, Inc.* (Diversified Financial Services)	1,746	36,037
Investors Bancorp, Inc. (Savings & Loans)	2,037	54,449
Investors Real Estate Trust (REIT)	4,656	40,600
ION Geophysical Corp.* (Oil & Gas Services)	6,111	26,888
Iridium Communications, Inc.* (Telecommunications)	3,201	21,351
iRobot Corp.* (Home Furnishings)	1,164	38,994
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	4,074	44,895
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,656	123,896
Isle of Capri Casinos, Inc.* (Entertainment)	1,455	9,894
iStar Financial, Inc.* (REIT)	3,783	56,215
Itron, Inc.* (Electronics)	1,746	66,348
ITT Educational Services, Inc.* (Commercial Services)	1,164	31,428
Ixia* (Telecommunications)	2,619	32,528
IXYS Corp. (Semiconductors)	1,455	15,699
j2 Global, Inc. (Computers)	2,037	94,435
Jack in the Box, Inc.* (Retail)	1,746	93,481
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,164	10,197
Janus Capital Group, Inc. (Diversified Financial Services)	6,402	77,656
JetBlue Airways Corp.* (Airlines)	9,894	78,211
Jive Software, Inc.* (Software)	1,746	13,060
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,455	42,180
Jos. A. Bank Clothiers, Inc.* (Retail)	1,164	75,136
Journal Communications, Inc.* - Class A (Media)	2,328	18,671
K12, Inc.* (Commercial Services)	1,164	27,564
Kaiser Aluminum Corp. (Mining)	873	61,459
Kaman Corp. - Class A (Aerospace/Defense)	1,164	48,853
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,492	92,120
Kate Spade & Co.* (Apparel)	4,947	172,007
KB Home (Home Builders)	3,492	57,653
KCAP Financial, Inc. (Investment Companies)	1,455	11,596

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	2,619	$26,059
Kelly Services, Inc. - Class A (Commercial Services)	1,455	30,642
KEMET Corp.* (Electronics)	2,910	14,579
Kennedy-Wilson Holdings, Inc. (Real Estate)	2,328	50,844
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	3,783	55,875
Key Energy Services, Inc.* (Oil & Gas Services)	6,984	70,119
Kforce, Inc. (Commercial Services)	1,455	33,640
Kimball International, Inc. - Class B (Home Furnishings)	1,746	29,263
Kindred Healthcare, Inc. (Healthcare - Services)	2,619	65,737
Kior, Inc.* - Class A (Energy - Alternate Sources)	2,619	1,598
Kite Realty Group Trust (REIT)	4,365	27,063
Knight Transportation, Inc. (Transportation)	2,619	62,149
Knightsbridge Tankers, Ltd. (Transportation)	1,746	20,865
Knoll, Inc. (Office Furnishings)	2,328	42,346
Kodiak Oil & Gas Corp.* (Oil & Gas)	11,058	140,547
Kopin Corp.* (Semiconductors)	4,074	13,281
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	873	37,276
Korn/Ferry International* (Commercial Services)	2,328	67,628
Kraton Performance Polymers, Inc.* (Chemicals)	1,455	37,903
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	2,619	18,909
Krispy Kreme Doughnuts, Inc.* (Retail)	2,910	51,041
Laclede Group, Inc. (Gas)	1,455	68,982
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	7,275	19,861
Lakeland Bancorp, Inc. (Banks)	1,746	18,228
Lancaster Colony Corp. (Food)	873	82,830
Landec Corp.* (Chemicals)	1,455	17,256
LaSalle Hotel Properties (REIT)	4,074	134,767
Lattice Semiconductor Corp.* (Semiconductors)	5,529	46,554
Layne Christensen Co.* (Engineering & Construction)	1,164	20,277
La-Z-Boy, Inc. (Home Furnishings)	2,328	56,407
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,910	19,933
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	11,349	17,477
Lexington Realty Trust (REIT)	6,984	75,148
Libbey, Inc.* (Housewares)	1,164	31,044
Life Time Fitness, Inc.* (Leisure Time)	1,746	83,808
LifeLock, Inc.* (Commercial Services)	2,910	45,687
Lifevantage Corp.* (Pharmaceuticals)	6,693	9,236
Limelight Networks, Inc.* (Internet)	4,365	9,036
Lincoln Educational Services Corp. (Commercial Services)	2,037	8,311
Lionbridge Technologies, Inc.* (Internet)	4,074	23,955
Liquidity Services, Inc.* (Internet)	1,164	20,079
Lithia Motors, Inc. - Class A (Retail)	873	64,846
Littelfuse, Inc. (Electrical Components & Equipment)	873	79,051
Live Nation, Inc.* (Commercial Services)	5,820	121,522
LivePerson, Inc.* (Computers)	2,619	25,928
LogMeIn, Inc.* (Telecommunications)	1,164	52,904
Louisiana-Pacific Corp.* (Building Materials)	5,820	95,390
LSB Industries, Inc.* (Miscellaneous Manufacturing)	873	33,340
LSI Industries, Inc. (Building Materials)	1,455	11,073
LTC Properties, Inc. (REIT)	1,455	56,207
LTX-Credence Corp.* (Semiconductors)	2,619	25,221
Luby’s, Inc.* (Retail)	1,455	7,886
Lumber Liquidators Holdings, Inc.* (Retail)	1,164	101,454
Luminex Corp.* (Healthcare - Products)	1,746	33,541
M.D.C. Holdings, Inc. (Home Builders)	1,746	48,190
M/I Schottenstein Homes, Inc.* (Home Builders)	1,164	25,922
Macatawa Bank Corp. (Banks)	2,037	9,920
Magellan Health Services, Inc.* (Healthcare - Services)	1,164	67,186
magicJack VocalTec, Ltd.* (Internet)	1,164	20,580
Magnum Hunter Resources Corp.* (Oil & Gas)	8,148	69,258
Maiden Holdings, Ltd. (Insurance)	2,328	27,470
Main Street Capital Corp. (Investment Companies)	1,455	45,745
Mainsource Financial Group, Inc. (Banks)	1,164	19,241
Manhattan Associates, Inc.* (Computers)	3,492	110,103
MannKind Corp.* (Pharmaceuticals)	6,693	43,839
ManTech International Corp. - Class A (Software)	1,164	34,722
Marchex, Inc. - Class B (Advertising)	1,746	16,151
Marcus Corp. (Lodging)	1,164	19,474
MarineMax, Inc.* (Retail)	1,455	23,367
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,455	78,395
Marriott Vacations Worldwide Corp.* (Entertainment)	1,164	63,415
Marten Transport, Ltd. (Transportation)	1,164	27,307
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	3,492	13,654
Masimo Corp.* (Healthcare - Products)	2,037	54,510
MasTec, Inc.* (Engineering & Construction)	2,619	103,660
Matador Resources Co.* (Oil & Gas)	2,328	66,860
Materion Corp. (Mining)	873	29,376
Matrix Service Co.* (Oil & Gas Services)	1,455	45,061
Matson, Inc. (Transportation)	2,037	48,257

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matthews International Corp. - Class A (Commercial Services)	1,164	$46,967
MAXIMUS, Inc. (Commercial Services)	2,910	123,879
Maxlinear, Inc.* - Class A (Semiconductors)	1,746	13,741
Maxwell Technologies, Inc.* (Computers)	2,037	30,677
MB Financial, Inc. (Banks)	2,328	62,484
MCG Capital Corp. (Investment Companies)	3,783	12,711
McGrath Rentcorp (Commercial Services)	1,164	36,759
MDC Partners, Inc. - Class A (Advertising)	1,746	42,637
Meadowbrook Insurance Group, Inc. (Insurance)	2,619	14,666
Medallion Financial Corp. (Investment Companies)	1,164	15,830
MedAssets, Inc.* (Software)	2,619	59,792
Media General, Inc.* - Class A (Media)	1,164	17,832
Medical Properties Trust, Inc. (REIT)	6,402	86,427
Medidata Solutions, Inc.* (Software)	2,328	84,530
Medley Capital Corp. (Diversified Financial Services)	1,455	18,973
Mentor Graphics Corp. (Computers)	4,074	84,332
Mercury Computer Systems, Inc.* (Computers)	1,746	24,374
Meredith Corp. (Media)	1,455	64,122
Merge Healthcare, Inc.* (Healthcare - Products)	4,074	9,289
Meridian Bioscience, Inc. (Healthcare - Products)	1,746	34,868
Merit Medical Systems, Inc.* (Healthcare - Products)	2,037	26,216
Meritage Homes Corp.* (Home Builders)	1,455	56,134
Meritor, Inc.* (Auto Parts & Equipment)	4,656	55,267
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	4,365	19,162
Methode Electronics, Inc. (Electronics)	1,746	48,434
MGE Energy, Inc. (Electric)	1,164	44,488
MGIC Investment Corp.* (Insurance)	13,677	117,623
Micrel, Inc. (Semiconductors)	2,328	23,187
Microsemi Corp.* (Semiconductors)	3,783	88,975
Midstates Pete Co., Inc.* (Oil & Gas)	2,328	13,735
Midway Gold Corp.* (Mining)	10,185	9,314
Millennial Media, Inc.* (Advertising)	2,037	13,016
Miller Energy Resources, Inc.* (Oil & Gas)	2,619	12,624
MiMedx Group, Inc.* (Healthcare - Products)	4,074	23,548
Minerals Technologies, Inc. (Chemicals)	1,455	86,558
Mitek System, Inc.* (Computers)	1,746	5,692
MKS Instruments, Inc. (Semiconductors)	2,328	65,533
Mobile Mini, Inc. (Storage/Warehousing)	1,746	77,138
Modine Manufacturing Co.* (Auto Parts & Equipment)	2,328	38,365
ModusLink Global Solutions, Inc.* (Internet)	3,201	12,932
Molina Healthcare, Inc.* (Healthcare - Services)	1,164	43,534
Molycorp, Inc.* (Mining)	5,820	27,645
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,328	26,586
MoneyGram International, Inc.* (Commercial Services)	1,164	15,365
Monmouth Real Estate Investment Corp. - Class A (REIT)	2,328	21,860
Monolithic Power Systems, Inc.* (Semiconductors)	1,746	64,777
Monotype Imaging Holdings, Inc. (Software)	1,746	46,112
Monro Muffler Brake, Inc. (Commercial Services)	1,455	82,062
Monster Worldwide, Inc.* (Commercial Services)	5,820	40,100
Montpelier Re Holdings, Ltd. (Insurance)	2,037	62,291
Moog, Inc.* - Class A (Aerospace/Defense)	1,746	114,276
Morgans Hotel Group Co.* (Lodging)	1,746	13,095
MoSys, Inc.* (Semiconductors)	3,201	12,516
Move, Inc.* (Internet)	2,037	21,778
MSA Safety, Inc. (Machinery - Construction & Mining)	1,164	61,401
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,328	67,373
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	6,984	63,694
Multimedia Games Holding Co., Inc.* (Entertainment)	1,455	42,486
MVC Capital, Inc. (Investment Companies)	1,455	18,973
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,455	27,209
MYR Group, Inc.* (Engineering & Construction)	1,164	27,307
Nanometrics, Inc.* (Semiconductors)	1,164	18,927
Nanosphere, Inc.* (Biotechnology)	3,201	5,474
National Bank Holdings Corp. (Holding Companies - Diversified)	2,328	44,604
National CineMedia, Inc. (Entertainment)	2,619	39,783
National Health Investors, Inc. (REIT)	1,164	71,807
National Penn Bancshares, Inc. (Banks)	5,238	51,175
Natus Medical, Inc.* (Healthcare - Products)	1,455	36,128
Nautilus, Inc.* (Leisure Time)	1,746	14,544
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	6,693	11,177
Navigant Consulting Co.* (Commercial Services)	2,328	39,110
NBT Bancorp, Inc. (Banks)	2,037	46,138
NCI Building Systems, Inc.* (Building Materials)	1,164	18,205
Nektar Therapeutics, Inc.* (Pharmaceuticals)	4,947	58,226
Nelnet, Inc. - Class A (Diversified Financial Services)	1,164	49,191

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Neogen Corp.* (Pharmaceuticals)	1,746	$72,939
NeoGenomics, Inc.* (Biotechnology)	2,619	8,669
Neonode, Inc.* (Telecommunications)	1,746	9,341
NeoPhotonics Corp.* (Telecommunications)	1,455	8,395
NETGEAR, Inc.* (Telecommunications)	1,746	56,396
NetScout Systems, Inc.* (Computers)	1,746	68,024
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,910	40,798
New Jersey Resources Corp. (Gas)	1,746	86,829
New Mountain Finance Corp. (Investment Companies)	1,746	24,985
New Residential Investment Corp. (REIT)	10,767	65,679
New York & Co., Inc.* (Retail)	2,037	8,535
New York Mortgage Trust, Inc. (REIT)	3,201	23,591
NewBridge Bancorp* (Banks)	1,746	13,427
Newpark Resources, Inc.* (Oil & Gas Services)	3,783	45,547
Newport Corp.* (Electronics)	2,037	38,051
NewStar Financial, Inc.* (Diversified Financial Services)	1,455	16,616
Nexstar Broadcasting Group, Inc. - Class A (Media)	1,164	46,385
NGP Capital Resources Co. (Investment Companies)	1,746	11,890
NIC, Inc. (Internet)	2,910	53,369
NII Holdings, Inc.* - Class B (Telecommunications)	7,566	6,506
Noranda Aluminum Holding Corp. (Mining)	2,910	10,331
Nordic American Tankers, Ltd. (Transportation)	3,201	27,625
Northern Oil & Gas, Inc.* (Oil & Gas)	2,910	44,901
Northfield BanCorp, Inc. (Savings & Loans)	2,619	33,968
NorthStar Realty Finance Corp. (REIT)	8,439	135,194
Northwest Bancshares, Inc. (Savings & Loans)	4,074	54,143
Northwest Natural Gas Co. (Gas)	1,164	51,530
NorthWestern Corp. (Electric)	1,746	84,471
Novavax, Inc.* (Biotechnology)	7,857	34,414
NPS Pharmaceuticals, Inc.* (Biotechnology)	4,365	116,196
Nutrisystem, Inc. (Food)	1,455	21,825
NuVasive, Inc.* (Healthcare - Products)	2,037	68,667
Nuverra Environmental Solutions, Inc.* (Environmental Control)	582	9,900
NxStage Medical, Inc.* (Healthcare - Products)	2,619	29,961
Odyssey Marine Exploration, Inc.* (Commercial Services)	4,947	10,834
Office Depot, Inc.* (Retail)	21,825	89,264
OFG Bancorp (Banks)	2,037	34,751
Old National Bancorp (Banks)	4,365	61,634
Olin Corp. (Chemicals)	3,492	98,125
OM Group, Inc. (Chemicals)	1,455	42,617
Omega Protein Corp.* (Pharmaceuticals)	1,455	16,529
Omeros Corp.* (Biotechnology)	2,328	28,821
Omnicell, Inc.* (Software)	1,746	46,234
OmniVision Technologies, Inc.* (Semiconductors)	2,328	45,466
Omnova Solutions, Inc.* (Chemicals)	2,619	23,885
On Assignment, Inc.* (Commercial Services)	2,037	71,295
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	1,164	17,972
OpenTable, Inc.* (Internet)	873	58,631
Opko Health, Inc.* (Pharmaceuticals)	6,402	52,945
Oplink Communications, Inc.* (Telecommunications)	1,164	19,951
OraSure Technologies, Inc.* (Healthcare - Products)	3,492	22,873
Orbcomm, Inc.* (Telecommunications)	2,619	16,421
Orbital Sciences Corp.* (Aerospace/Defense)	2,619	76,999
Orbitz Worldwide, Inc.* (Internet)	1,455	10,694
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	4,656	26,167
Orient-Express Hotels, Ltd.* - Class A (Lodging)	4,074	53,369
Orion Marine Group, Inc.* (Engineering & Construction)	1,455	17,067
Oritani Financial Corp. (Savings & Loans)	2,037	30,209
Orthofix International N.V.* (Healthcare - Products)	873	26,365
OSI Systems, Inc.* (Electronics)	873	48,722
Otter Tail Corp. (Electric)	1,746	51,158
Outerwall, Inc.* (Diversified Financial Services)	1,164	80,723
Owens & Minor, Inc. (Distribution/Wholesale)	2,619	87,841
Pacific Boisciences of California, Inc.* (Biotechnology)	3,783	16,721
Pacific Sunwear of California, Inc.* (Retail)	3,492	10,057
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,164	79,723
PacWest Bancorp (Banks)	1,746	68,740
Paramount Gold & Silver Corp.* (Mining)	10,476	10,581
PAREXEL International Corp.* (Commercial Services)	2,328	105,575
Park Electrochemical Corp. (Electronics)	1,164	31,032
Park Sterling Corp. (Banks)	2,619	17,102
Parker Drilling Co.* (Oil & Gas)	5,820	38,587
Parkervision, Inc.* (Telecommunications)	4,656	21,231
Parkway Properties, Inc. (REIT)	2,910	54,883
PDC Energy, Inc.* (Oil & Gas)	1,164	74,112
PDF Solutions, Inc.* (Software)	1,164	21,848
PDL BioPharma, Inc. (Biotechnology)	6,111	51,882
Pebblebrook Hotel Trust (REIT)	2,619	90,198
Pendrell Corp.* (Commercial Services)	8,439	13,924
Penn Virginia Corp.* (Oil & Gas)	3,201	53,265
PennantPark Investment Corp. (Investment Companies)	3,201	34,252

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pennsylvania REIT (REIT)	2,910	$48,161
PennyMac Mortgage Investment Trust (REIT)	2,619	61,389
Penske Automotive Group, Inc. (Retail)	1,746	80,072
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	9,894	17,216
Peregrine Semiconductor Corp.* (Semiconductors)	1,455	7,813
Perficient, Inc.* (Internet)	1,746	31,899
Performant FINL Corp.* (Commercial Services)	1,164	10,138
Pericom Semiconductor Corp.* (Semiconductors)	1,746	14,090
PetMed Express, Inc. (Retail)	1,164	15,237
PetroQuest Energy, Inc.* (Oil & Gas)	3,492	21,022
PGT, Inc.* (Building Materials)	2,037	20,268
PharMerica Corp.* (Pharmaceuticals)	1,455	39,561
PHH Corp.* (Commercial Services)	2,619	62,254
Photronics, Inc.* (Semiconductors)	3,201	27,785
PICO Holdings, Inc.* (Water)	1,164	27,063
Piedmont Natural Gas Co., Inc. (Gas)	3,201	114,564
Pier 1 Imports, Inc. (Retail)	4,074	74,391
Pike Electric Corp.* (Electric)	1,455	13,968
Pilgrim’s Pride Corp.* (Food)	2,910	63,613
Pinnacle Entertainment, Inc.* (Entertainment)	2,619	60,944
Pinnacle Financial Partners, Inc. (Banks)	1,455	50,299
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,201	47,919
Planet Payment, Inc.* (Software)	3,492	9,184
Plantronics, Inc. (Telecommunications)	1,746	76,073
Platinum Underwriters Holdings, Ltd. (Insurance)	1,455	91,243
Plexus Corp.* (Electronics)	1,455	60,994
PLX Technology, Inc.* (Semiconductors)	2,910	16,878
PMC-Sierra, Inc.* (Semiconductors)	8,730	59,713
PMFG, Inc.* (Miscellaneous Manufacturing)	1,746	9,900
PNM Resources, Inc. (Electric)	3,492	96,659
PolyOne Corp. (Chemicals)	4,074	152,653
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,037	70,643
Pool Corp. (Distribution/Wholesale)	2,037	120,224
Popeyes Louisiana Kitchen, Inc.* (Retail)	1,164	44,348
Portland General Electric Co. (Electric)	3,201	107,137
Post Holdings, Inc.* (Food)	1,455	76,038
Potlatch Corp. (REIT)	1,746	66,750
Power Integrations, Inc. (Semiconductors)	1,164	54,976
PowerSecure International, Inc.* (Electrical Components & Equipment)	1,164	25,876
Pozen, Inc.* (Pharmaceuticals)	2,037	17,029
Premiere Global Services, Inc.* (Telecommunications)	2,328	29,612
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,328	78,034
PRGX Global, Inc.* (Commercial Services)	2,037	13,098
PriceSmart, Inc. (Retail)	873	83,843
Primerica, Inc. (Insurance)	2,328	106,832
Primoris Services Corp. (Pipelines)	1,746	48,853
PrivateBancorp, Inc. (Banks)	2,910	80,229
Procera Networks, Inc.* (Telecommunications)	1,164	10,779
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	3,201	11,300
Progress Software Corp.* (Software)	2,328	49,959
Proofpoint, Inc.* (Software)	1,164	29,612
PROS Holdings, Inc.* (Software)	1,164	31,894
Prospect Capital Corp. (Investment Companies)	10,185	110,100
Prosperity Bancshares, Inc. (Banks)	2,619	154,520
Provident Financial Services, Inc. (Savings & Loans)	2,619	45,518
PTC, Inc.* (Software)	4,947	174,976
Puma Biotechnology, Inc.* (Biotechnology)	873	65,947
QLIK Technologies, Inc.* (Software)	3,492	76,754
QLogic Corp.* (Semiconductors)	4,074	47,177
Quad Graphics, Inc. (Commercial Services)	1,164	25,201
Quality Distribution, Inc.* (Transportation)	1,455	18,289
Quality Systems, Inc. (Software)	1,746	25,788
Quanex Building Products Corp. (Building Materials)	1,746	32,895
Quantum Corp.* (Computers)	12,222	13,200
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	2,037	167,400
Quicksilver Resources, Inc.* (Oil & Gas)	8,148	26,562
Quidel Corp.* (Healthcare - Products)	1,455	31,210
Quiksilver, Inc.* (Apparel)	6,111	39,233
QuinStreet, Inc.* (Internet)	1,746	10,651
Radian Group, Inc. (Insurance)	7,275	101,705
RadioShack Corp.* (Retail)	5,529	7,906
RadiSys Corp.* (Computers)	2,037	6,518
RAIT Financial Trust (REIT)	3,492	28,565
Rambus, Inc.* (Semiconductors)	4,947	59,809
Ramco-Gershenson Properties Trust (REIT)	2,619	43,161
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	2,619	21,659
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,746	53,951
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	873	54,353
RealD, Inc.* (Computers)	2,037	22,326
RealNetworks, Inc.* (Internet)	1,455	10,971
RealPage, Inc.* (Software)	2,037	36,157
Redwood Trust, Inc. (REIT)	3,492	76,126
Regis Corp. (Retail)	2,328	30,590
Renasant Corp. (Banks)	1,164	31,684
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	1,164	13,700

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rent-A-Center, Inc. (Commercial Services)	2,328	$68,001
Rentech, Inc.* (Chemicals)	11,349	24,060
Repligen Corp.* (Biotechnology)	2,037	32,286
Repros Therapeutics, Inc.* (Pharmaceuticals)	1,164	19,637
Republic Airways Holdings, Inc.* (Airlines)	2,328	19,346
Resolute Energy Corp.* (Oil & Gas)	3,492	26,190
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,201	57,106
Resource Capital Corp. (REIT)	5,820	32,010
Resources Connection, Inc. (Commercial Services)	2,037	27,724
Retail Opportunity Investments Corp. (REIT)	2,910	45,512
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	2,619	7,621
Rex Energy Corp.* (Oil & Gas)	2,037	42,899
Rexnord Corp.* (Metal Fabricate/Hardware)	1,455	38,907
RF Micro Devices, Inc.* (Telecommunications)	12,222	103,154
Rigel Pharmaceuticals, Inc.* (Biotechnology)	4,947	15,830
Rite Aid Corp.* (Retail)	30,555	223,052
RLI Corp. (Insurance)	1,746	75,183
RLJ Lodging Trust (REIT)	5,238	139,698
Rockville Financial, Inc. (Savings & Loans)	1,455	19,148
Rockwell Medical, Inc.* (Healthcare - Products)	2,910	29,566
Rofin-Sinar Technologies, Inc.* (Electronics)	1,455	32,301
Rosetta Resources, Inc.* (Oil & Gas)	2,619	123,984
Roundy’s, Inc. (Retail)	1,746	11,820
Rouse Properties, Inc. (REIT)	1,164	19,544
RPX Corp.* (Commercial Services)	1,455	23,833
RTI Biologics, Inc.* (Biotechnology)	3,492	15,016
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,455	40,973
Ruby Tuesday, Inc.* (Retail)	2,910	22,436
Ruckus Wireless, Inc.* (Telecommunications)	2,037	21,287
Rudolph Technologies, Inc.* (Semiconductors)	1,746	15,906
Rush Enterprises, Inc.* - Class A (Retail)	1,455	46,706
Ruth’s Hospitality Group, Inc. (Retail)	1,746	21,982
Ryman Hospitality Properties, Inc. (REIT)	1,746	79,530
S&T Bancorp, Inc. (Banks)	1,455	33,843
Sabra Health Care REIT, Inc. (REIT)	1,746	52,328
Safeguard Scientifics, Inc.* (Internet)	1,164	24,456
Saia, Inc.* (Transportation)	1,164	47,922
Sanchez Energy Corp.* (Oil & Gas)	1,455	41,147
Sanderson Farms, Inc. (Food)	873	71,822
Sandy Spring Bancorp, Inc. (Banks)	1,164	27,994
Sangamo Biosciences, Inc.* (Biotechnology)	2,910	40,274
Sanmina Corp.* (Electronics)	3,492	70,713
Sapient Corp.* (Internet)	4,656	75,753
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	1,455	54,024
ScanSource, Inc.* (Distribution/Wholesale)	1,164	44,709
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,164	32,673
Scholastic Corp. (Media)	1,164	38,307
Schulman (A.), Inc. (Chemicals)	1,455	52,264
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,455	63,496
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	3,201	15,301
Scientific Games Corp.* - Class A (Entertainment)	2,328	27,889
Sciquest, Inc.* (Software)	1,164	27,913
Scorpio Tankers, Inc. (Transportation)	6,984	62,925
SeaChange International, Inc.* (Software)	1,746	16,360
Seacoast Banking Corp. of Florida* (Banks)	873	9,254
SEACOR Holdings, Inc.* (Oil & Gas Services)	873	72,799
Select Comfort Corp.* (Home Furnishings)	2,328	42,835
Select Medical Holdings Corp. (Healthcare - Services)	2,619	36,561
Selective Insurance Group, Inc. (Insurance)	2,328	53,404
SemGroup Corp. - Class A (Pipelines)	1,746	111,535
Semtech Corp.* (Semiconductors)	2,910	69,782
Sensient Technologies Corp. (Chemicals)	2,037	110,100
Sequenom, Inc.* (Biotechnology)	5,820	15,889
ServiceSource International, Inc.* (Commercial Services)	2,910	18,158
Shenandoah Telecommunications Co. (Telecommunications)	1,164	32,627
Ship Finance International, Ltd. (Transportation)	2,328	41,043
ShoreTel, Inc.* (Telecommunications)	3,783	28,562
Shutterfly, Inc.* (Internet)	1,455	59,553
SIGA Technologies, Inc.* (Pharmaceuticals)	3,201	9,187
Sigma Designs, Inc.* (Semiconductors)	2,328	8,777
Silicon Graphics International Corp.* (Computers)	1,746	21,092
Silicon Image, Inc.* (Semiconductors)	4,074	22,855
Simpson Manufacturing Co., Inc. (Building Materials)	1,746	57,251
Sinclair Broadcast Group, Inc. - Class A (Media)	2,910	77,784
Skechers U.S.A., Inc.* - Class A (Apparel)	1,746	71,569
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	1,455	7,508
SkyWest, Inc. (Airlines)	2,328	27,005
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	2,910	44,668
Snyders-Lance, Inc. (Food)	2,037	54,103

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Solar Capital, Ltd. (Investment Companies)	2,037	$44,611
Solazyme, Inc.* (Energy - Alternate Sources)	2,328	25,049
Sonic Automotive, Inc. - Class A (Retail)	1,746	42,498
Sonic Corp.* (Retail)	2,619	49,866
Sonus Networks, Inc.* (Telecommunications)	10,185	33,305
Sotheby’s - Class A (Commercial Services)	2,910	122,395
South Jersey Industries, Inc. (Gas)	1,455	83,590
Southwest Bancorp, Inc. (Banks)	1,164	19,439
Southwest Gas Corp. (Gas)	2,037	112,055
Sovran Self Storage, Inc. (REIT)	1,455	110,434
Spansion, Inc.* - Class A (Computers)	2,328	41,508
Spartan Motors, Inc. (Auto Parts & Equipment)	2,328	12,362
Spartan Stores, Inc. (Food)	1,164	25,073
Spectranetics Corp.* (Healthcare - Products)	1,746	37,120
Spectrum Brands Holdings, Inc. (Household Products/Wares)	873	67,072
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,201	21,991
Speed Commerce, Inc.* (Distribution/Wholesale)	3,492	11,523
Spirit Airlines, Inc.* (Airlines)	2,619	148,864
SS&C Technologies Holdings, Inc.* (Software)	2,328	90,606
Staar Surgical Co.* (Healthcare - Products)	2,037	34,649
STAG Industrial, Inc. (REIT)	2,037	47,931
Stage Stores, Inc. (Retail)	1,455	27,907
Standard Motor Products, Inc. (Auto Parts & Equipment)	873	33,165
Standard Pacific Corp.* (Home Builders)	6,402	51,152
Star Scientific, Inc.* (Pharmaceuticals)	10,767	7,062
State Bank Finacial Corp. (Banks)	1,746	28,949
Steelcase, Inc. - Class A (Office Furnishings)	3,783	62,344
Stein Mart, Inc. (Retail)	1,455	18,188
Stepan Co. (Chemicals)	873	50,486
STERIS Corp. (Healthcare - Products)	2,328	111,860
Sterling Bancorp (Savings & Loans)	2,328	27,843
Steven Madden, Ltd.* (Apparel)	2,619	93,263
Stewart Information Services Corp. (Insurance)	1,164	35,502
Stifel Financial Corp.* (Diversified Financial Services)	2,619	122,491
Stillwater Mining Co.* (Mining)	5,238	82,656
Stone Energy Corp.* (Oil & Gas)	2,328	114,189
Stoneridge, Inc.* (Electronics)	1,455	15,554
Strategic Hotels & Resorts, Inc.* (REIT)	7,857	84,777
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	873	56,178
Summit Hotel Properties, Inc. (REIT)	3,201	29,001
Sun Bancorp, Inc.* (Banks)	3,201	12,164
Sun Communities, Inc. (REIT)	1,455	66,304
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	873	35,688
SunCoke Energy, Inc.* (Coal)	3,201	66,805
SunEdison, Inc.* (Semiconductors)	9,894	190,261
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	2,328	11,943
SunPower Corp.* (Electrical Components & Equipment)	1,746	58,351
Sunstone Hotel Investors, Inc. (REIT)	6,984	99,941
Super Micro Computer, Inc.* (Computers)	1,746	35,549
Superior Industries International, Inc. (Auto Parts & Equipment)	1,164	24,607
SUPERVALU, Inc.* (Food)	8,730	61,023
Support.com, Inc.* (Internet)	3,201	7,906
Susquehanna Bancshares, Inc. (Banks)	7,857	81,399
Swift Energy Co.* (Oil & Gas)	2,037	25,116
Swift Transportation Co.* (Transportation)	3,492	83,982
Swisher Hygiene, Inc.* (Commercial Services)	10,767	4,322
SWS Group, Inc.* (Diversified Financial Services)	2,037	15,094
Sykes Enterprises, Inc.* (Computers)	1,746	34,553
Symetra Financial Corp. (Insurance)	3,492	72,145
Symmetry Medical, Inc.* (Healthcare - Products)	2,037	16,826
Synaptics, Inc.* (Computers)	1,455	90,428
Synchronoss Technologies, Inc.* (Software)	1,455	44,290
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	4,365	19,599
Synergy Resources Corp.* (Oil & Gas)	2,328	27,098
SYNNEX Corp.* (Software)	1,164	78,430
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	2,619	11,026
Take-Two Interactive Software, Inc.* (Software)	3,492	71,167
TAL International Group, Inc. (Trucking & Leasing)	1,455	61,372
Tangoe, Inc.* (Software)	1,455	21,883
Targa Resources Corp. (Oil & Gas Services)	1,455	157,126
Targacept, Inc.* (Pharmaceuticals)	2,328	10,336
TASER International, Inc.* (Electronics)	2,619	42,297
TCP Capital Corp. (Investment Companies)	1,455	23,556
Team Health Holdings, Inc.* (Commercial Services)	2,910	141,077
Team, Inc.* (Commercial Services)	873	37,443
TearLab Corp.* (Healthcare - Products)	1,455	6,286
Tecumseh Products Co.* - Class A (Machinery - Diversified)	1,164	6,996
Teekay Tankers, Ltd. - Class A (Transportation)	4,365	15,234
TeleCommunication Systems, Inc.* - Class A (Internet)	4,074	10,389
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,455	135,111

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TeleTech Holdings, Inc.* (Commercial Services)	873	$21,065
Tenneco, Inc.* (Auto Parts & Equipment)	2,619	156,799
Terreno Realty Corp. (REIT)	1,164	21,266
Tesco Corp.* (Oil & Gas Services)	1,746	34,920
Tessera Technologies, Inc. (Semiconductors)	2,328	51,053
TETRA Tech, Inc.* (Environmental Control)	2,910	83,430
TETRA Technologies, Inc.* (Oil & Gas Services)	3,492	43,650
Texas Capital Bancshares, Inc.* (Banks)	1,746	98,108
Texas Industries, Inc.* (Building Materials)	873	75,689
Texas Roadhouse, Inc. - Class A (Retail)	2,619	64,794
Textainer Group Holdings, Ltd. (Trucking & Leasing)	873	34,309
The Andersons, Inc. (Agriculture)	1,164	72,505
The Brink’s Co. (Commercial Services)	2,037	51,821
The Buckle, Inc. (Retail)	1,164	54,696
The Cato Corp. - Class A (Retail)	1,164	33,162
The Cheesecake Factory, Inc. (Retail)	2,328	104,505
The Children’s Place Retail Stores, Inc. (Retail)	873	41,904
The Corporate Executive Board Co. (Commercial Services)	1,455	100,424
The Ensign Group, Inc. (Healthcare - Services)	873	37,103
The Finish Line, Inc. - Class A (Retail)	2,328	64,090
The First Marblehead Corp.* (Diversified Financial Services)	582	3,061
The Geo Group, Inc. (REIT)	2,910	97,572
The Greenbrier Cos., Inc.* (Trucking & Leasing)	1,164	61,040
The Hain Celestial Group, Inc.* (Food)	1,455	125,159
The KEYW Holding Corp.* (Computers)	1,746	22,436
The McClatchy Co.* - Class A (Media)	4,656	25,515
The Medicines Co.* (Biotechnology)	2,328	61,925
The Men’s Wearhouse, Inc. (Retail)	2,037	96,513
The Middleby Corp.* (Machinery - Diversified)	873	220,415
The New York Times Co. - Class A (Media)	5,529	88,907
The Pantry, Inc.* (Retail)	1,455	21,883
The Pep Boys - Manny, Moe & Jack* (Retail)	2,619	26,766
The Ryland Group, Inc. (Home Builders)	2,037	78,200
The Ultimate Software Group, Inc.* (Software)	1,164	139,249
The Wet Seal, Inc.* (Retail)	4,656	5,261
TherapeuticsMD, Inc.* (Pharmaceuticals)	4,656	19,555
Thermon Group Holdings, Inc.* (Oil & Gas Services)	1,455	34,658
THL Credit, Inc. (Investment Companies)	1,455	19,541
Thoratec Corp.* (Healthcare - Products)	2,328	76,312
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	2,910	11,931
TICC Capital Corp. (Investment Companies)	2,619	25,221
Titan International, Inc. (Auto Parts & Equipment)	2,328	40,763
TiVo, Inc.* (Home Furnishings)	5,529	65,574
Tootsie Roll Industries, Inc. (Food)	873	24,610
Tornier N.V.* (Healthcare - Products)	1,455	24,691
Tower Group International, Ltd. (Insurance)	2,619	6,443
Towerstream Corp.* (Internet)	4,656	8,614
Town Sports International Holdings, Inc. (Leisure Time)	1,455	10,200
TowneBank (Banks)	1,455	22,451
Tredegar Corp. (Miscellaneous Manufacturing)	1,164	24,223
TreeHouse Foods, Inc.* (Food)	1,455	108,892
Triangle Capital Corp. (Investment Companies)	1,164	30,345
Triangle Petroleum Corp.* (Oil & Gas)	2,619	25,195
TriMas Corp.* (Miscellaneous Manufacturing)	1,746	62,612
Triple-S Management Corp.* (Healthcare - Services)	1,164	17,437
TriQuint Semiconductor, Inc.* (Semiconductors)	7,275	103,159
TrueBlue, Inc.* (Commercial Services)	1,746	46,706
Trulia, Inc.* (Internet)	1,164	39,576
TrustCo Bank Corp. (Banks)	4,656	30,776
Trustmark Corp. (Banks)	2,910	66,552
TTM Technologies, Inc.* (Electronics)	2,619	20,664
Tuesday Morning Corp.* (Retail)	2,328	32,545
Tumi Holdings, Inc.* (Household Products/Wares)	2,037	41,596
Tutor Perini Corp.* (Engineering & Construction)	1,746	51,682
Tyler Technologies, Inc.* (Software)	1,455	118,801
U.S. Silica Holdings, Inc. (Mining)	1,164	52,578
UIL Holdings Corp. (Electric)	2,037	74,819
Ultra Clean Holdings, Inc.* (Semiconductors)	1,746	14,876
Ultrapetrol Bahamas, Ltd.* (Transportation)	2,619	7,412
Ultratech Stepper, Inc.* (Semiconductors)	1,164	30,986
UMB Financial Corp. (Banks)	1,455	85,423
Umpqua Holdings Corp. (Banks)	6,984	116,144
Unilife Corp.* (Healthcare - Products)	5,238	17,024
Union Bankshares Corp. (Banks)	2,037	52,127
Unisys Corp.* (Computers)	2,037	49,642
United Bankshares, Inc. (Banks)	2,619	76,606
United Community Banks, Inc.* (Banks)	2,037	32,898
United Community Financial Corp.* (Savings & Loans)	2,619	8,721
United Financial Bancorp, Inc. (Savings & Loans)	1,164	20,533
United Fire Group, Inc. (Insurance)	1,164	32,382
United Natural Foods, Inc.* (Food)	2,037	140,615

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Stationers, Inc. (Distribution/Wholesale)	1,746	$65,527
Universal American Corp. (Healthcare - Services)	2,037	14,605
Universal Corp. (Agriculture)	873	47,640
Universal Display Corp.* (Electrical Components & Equipment)	1,746	45,483
Universal Forest Products, Inc. (Building Materials)	873	44,078
Universal Insurance Holdings, Inc. (Insurance)	2,037	29,801
Universal Technical Institute, Inc. (Commercial Services)	1,455	17,475
UNS Energy Corp. (Electric)	1,746	104,865
Unwired Planet, Inc.* (Internet)	6,402	14,597
Uranium Energy Corp.* (Mining)	6,402	6,850
Ur-Energy, Inc.* (Mining)	9,021	10,825
Urstadt Biddle Properties - Class A (REIT)	1,164	23,757
USA Mobility, Inc. (Telecommunications)	1,164	19,939
USG Corp.* (Building Materials)	3,201	95,583
UTI Worldwide, Inc. (Transportation)	3,783	37,036
VAALCO Energy, Inc.* (Oil & Gas)	3,201	29,513
Vail Resorts, Inc. (Entertainment)	1,455	100,730
ValueVision Media, Inc.* - Class A (Advertising)	2,619	12,257
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	1,746	24,322
Vantage Drilling Co.* (Oil & Gas)	10,476	17,495
VASCO Data Security International, Inc.* (Internet)	1,746	19,922
Vector Group, Ltd. (Agriculture)	2,619	55,785
Veeco Instruments, Inc.* (Semiconductors)	1,746	64,550
Vera Bradley, Inc.* (Retail)	1,164	32,941
Verint Systems, Inc.* (Software)	2,328	101,897
Viad Corp. (Commercial Services)	873	20,123
ViaSat, Inc.* (Telecommunications)	1,746	112,111
Vical, Inc.* (Biotechnology)	4,656	5,261
ViewPoint Financial Group, Inc. (Banks)	1,746	45,518
VirnetX Holding Corp.* (Internet)	2,037	32,083
Virtusa Corp.* (Computers)	1,164	38,377
VistaPrint N.V.* (Commercial Services)	1,455	57,429
Vitacost.com, Inc.* (Internet)	1,455	9,705
Vitamin Shoppe, Inc.* (Retail)	1,455	69,665
VIVUS, Inc.* (Pharmaceuticals)	4,365	22,698
Vocera Communications, Inc.* (Computers)	1,164	17,751
Vocus, Inc.* (Internet)	1,164	20,929
Volcano Corp.* (Healthcare - Products)	2,328	40,880
Vonage Holdings Corp.* (Telecommunications)	7,857	30,171
VOXX International Corp.* (Home Furnishings)	1,164	13,677
Vringo, Inc.* (Telecommunications)	4,365	17,853
W&T Offshore, Inc. (Oil & Gas)	1,746	33,523
Wabash National Corp.* (Auto Manufacturers)	3,201	42,765
WageWorks, Inc.* (Diversified Financial Services)	1,164	49,319
Walter Energy, Inc. (Coal)	2,910	20,952
Walter Investment Management Corp.* (Diversified Financial Services)	1,746	46,409
Warren Resources, Inc.* (Oil & Gas)	4,947	25,081
Washington REIT (REIT)	2,910	71,179
Watsco, Inc. (Distribution/Wholesale)	1,164	119,788
Watts Water Technologies, Inc. - Class A (Electronics)	1,164	61,925
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,328	27,843
Web.com Group, Inc.* (Internet)	1,746	53,620
WebMD Health Corp.* (Internet)	1,455	64,150
Webster Financial Corp. (Banks)	3,783	114,020
WellCare Health Plans, Inc.* (Healthcare - Services)	1,746	117,803
Werner Enterprises, Inc. (Transportation)	2,037	52,147
WesBanco, Inc. (Banks)	1,164	35,199
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	2,037	41,270
West Corp. (Telecommunications)	1,164	28,343
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,910	126,236
Westamerica Bancorp (Banks)	1,164	59,154
Westell Technologies, Inc.* (Telecommunications)	3,783	12,333
Western Alliance Bancorp* (Banks)	3,201	73,847
Western Asset Mortgage Capital Corp. (REIT)	1,164	17,192
Western Refining, Inc. (Oil & Gas)	2,328	101,269
Westfield Financial, Inc. (Savings & Loans)	1,455	9,967
WEX, Inc.* (Commercial Services)	1,455	139,636
WGL Holdings, Inc. (Gas)	2,037	81,052
Willbros Group, Inc.* (Oil & Gas Services)	2,328	25,864
Wilshire Bancorp, Inc. (Banks)	3,201	32,010
Winnebago Industries, Inc.* (Home Builders)	1,455	34,775
Winthrop Realty Trust (REIT)	1,455	20,225
Wintrust Financial Corp. (Banks)	1,455	65,213
WisdomTree Investments, Inc.* (Diversified Financial Services)	4,365	49,281
Wolverine World Wide, Inc. (Apparel)	4,074	114,478
Woodward, Inc. (Electronics)	2,910	130,455
World Wrestling Entertainment, Inc. - Class A (Media)	1,746	34,047
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,328	85,670
Wright Medical Group, Inc.* (Healthcare - Products)	1,746	47,753
Xenoport, Inc.* (Pharmaceuticals)	2,910	11,815
XO Group, Inc.* (Internet)	1,455	15,452
Xoma Corp.* (Biotechnology)	4,074	18,089
Yelp, Inc.* (Internet)	1,455	84,855

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zagg, Inc.* (Electronics)	2,328	$10,127
Zale Corp.* (Retail)	1,746	37,347
Zaza Energy Corp.* (Oil & Gas)	5,529	2,734
Zep, Inc. (Chemicals)	1,164	20,126
Zillow, Inc.* - Class A (Internet)	873	94,894
ZIOPHARM Oncology, Inc.* (Biotechnology)	4,947	17,809
Zix Corp.* (Internet)	3,783	12,408
Zogenix, Inc.* (Pharmaceuticals)	5,820	14,201
Zumiez, Inc.* (Retail)	1,164	28,460
TOTAL COMMON STOCKS (Cost $61,727,269)		61,241,411

Contingent Rights (NM)
Leap Wireless International, Inc.^*(a) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.^*(b) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant (0.0%)
Magnum Hunter Resources Corp. expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $ —)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(39.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $39,757,016	$39,757,000	$39,757,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,757,000)		39,757,000
TOTAL INVESTMENT SECURITIES (Cost $101,491,602) - 100.4%		101,005,744
Net other assets (liabilities) - (0.4)%		(370,444)

NET ASSETS - 100.0%		$100,635,300

†	Number of shares is less than 0.50
^	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2014, these securities represented less than 0.005% of the net assets of the Fund.
*	Non-income producing security
(a)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,902,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $11,015,200)	98	$(529,963)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	0.22%	05/27/14	$11,688,836	$100,294
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	05/27/14	17,334,171	149,539
				$249,833

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$102,778	0.1%
Aerospace/Defense	981,671	1.0%
Agriculture	188,644	0.2%
Airlines	315,476	0.3%
Apparel	649,925	0.6%
Auto Manufacturers	42,765	NM
Auto Parts & Equipment	789,745	0.8%
Banks	3,858,549	3.9%
Biotechnology	1,572,268	1.6%
Building Materials	728,178	0.7%
Chemicals	1,349,387	1.3%
Coal	225,932	0.2%
Commercial Services	3,748,591	3.8%
Computers	1,224,435	1.2%
Cosmetics/Personal Care	42,765	NM
Distribution/Wholesale	527,045	0.5%
Diversified Financial Services	1,335,908	1.3%
Electric	1,398,249	1.4%
Electrical Components & Equipment	1,051,386	1.0%
Electronics	1,247,037	1.2%
Energy - Alternate Sources	168,905	0.2%
Engineering & Construction	509,282	0.5%
Entertainment	381,737	0.4%
Environmental Control	268,660	0.3%
Food	1,087,662	1.1%
Forest Products & Paper	346,142	0.3%
Gas	598,602	0.6%
Hand/Machine Tools	78,771	0.1%
Healthcare - Products	2,287,801	2.3%
Healthcare - Services	1,103,024	1.1%
Holding Companies - Diversified	126,125	0.1%
Home Builders	397,457	0.4%
Home Furnishings	301,534	0.3%
Household Products/Wares	251,258	0.2%
Housewares	31,044	NM
Insurance	1,612,911	1.6%
Internet	1,522,893	1.5%
Investment Companies	629,820	0.6%
Iron/Steel	176,544	0.2%
Leisure Time	352,223	0.3%
Lodging	149,143	0.1%
Machinery - Construction & Mining	96,277	0.1%
Machinery - Diversified	659,016	0.7%
Media	592,313	0.6%
Metal Fabricate/Hardware	411,055	0.4%
Mining	595,327	0.6%
Miscellaneous Manufacturing	1,053,129	1.0%
Office Furnishings	304,313	0.3%
Oil & Gas	2,063,960	2.1%
Oil & Gas Services	1,226,239	1.2%
Packaging & Containers	144,912	0.1%
Pharmaceuticals	1,865,243	1.9%
Pipelines	160,388	0.2%
Private Equity	66,307	0.1%
Real Estate	195,226	0.2%
REIT	4,868,157	4.9%
Retail	3,505,040	3.6%
Savings & Loans	718,750	0.7%
Semiconductors	2,463,466	2.5%
Software	2,932,369	3.0%
Storage/Warehousing	118,408	0.1%
Telecommunications	1,961,415	1.9%
Textiles	46,217	NM
Toys/Games/Hobbies	30,130	NM
Transportation	1,126,190	1.1%
Trucking & Leasing	156,721	0.2%
Water	125,904	0.1%
Other **	39,393,889	39.1%
Total	$100,635,300	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (61.4%)
Activision Blizzard, Inc. (Software)	3,335	$66,733
Adobe Systems, Inc.* (Software)	2,392	147,562
Akamai Technologies, Inc.* (Software)	851	45,163
Alexion Pharmaceuticals, Inc.* (Biotechnology)	943	149,183
Altera Corp. (Semiconductors)	1,518	49,365
Amazon.com, Inc.* (Internet)	2,208	671,520
Amgen, Inc. (Biotechnology)	3,611	403,529
Analog Devices, Inc. (Semiconductors)	1,495	76,679
Apple Computer, Inc. (Computers)	4,278	2,524,405
Applied Materials, Inc. (Semiconductors)	5,796	110,472
Autodesk, Inc.* (Software)	1,081	51,910
Automatic Data Processing, Inc. (Commercial Services)	2,300	179,308
Avago Technologies, Ltd. (Semiconductors)	1,196	75,946
Baidu, Inc.*ADR (Internet)	1,311	201,697
Bed Bath & Beyond, Inc.* (Retail)	1,012	62,876
Biogen Idec, Inc.* (Biotechnology)	1,127	323,584
Broadcom Corp. - Class A (Semiconductors)	2,553	78,658
C.H. Robinson Worldwide, Inc. (Transportation)	736	43,350
CA, Inc. (Software)	2,139	64,469
Catamaran Corp.* (Pharmaceuticals)	989	37,335
Celgene Corp.* (Biotechnology)	1,955	287,405
Cerner Corp.* (Software)	1,656	84,953
Charter Communications, Inc.* - Class A (Media)	506	68,578
Check Point Software Technologies, Ltd.* (Software)	920	58,935
Cisco Systems, Inc. (Telecommunications)	24,702	570,863
Citrix Systems, Inc.* (Software)	874	51,837
Cognizant Technology Solutions Corp.* (Computers)	2,921	139,931
Comcast Corp. - Class A (Media)	10,258	530,953
Costco Wholesale Corp. (Retail)	2,116	244,779
DIRECTV* - Class A (Media)	2,438	189,189
Discovery Communications, Inc.* - Class A (Media)	713	54,117
DISH Network Corp.* - Class A (Media)	1,058	60,158
Dollar Tree, Inc.* (Retail)	989	51,497
eBay, Inc.* (Internet)	6,210	321,864
Equinix, Inc.* (Internet)	230	43,196
Expedia, Inc. (Internet)	552	39,186
Expeditors International of Washington, Inc. (Transportation)	966	39,838
Express Scripts Holding Co.* (Pharmaceuticals)	3,726	248,077
F5 Networks, Inc.* (Internet)	368	38,703
Facebook, Inc.* - Class A (Internet)	9,476	566,475
Fastenal Co. (Distribution/Wholesale)	1,426	71,414
Fiserv, Inc.* (Software)	1,219	74,091
Garmin, Ltd. (Electronics)	943	53,845
Gilead Sciences, Inc.* (Biotechnology)	7,383	579,491
Google, Inc.* - Class C (Internet)	1,334	702,564
Google, Inc.* - Class A (Internet)	1,334	713,530
Henry Schein, Inc.* (Healthcare - Products)	414	47,291
Illumina, Inc.* (Biotechnology)	621	84,363
Intel Corp. (Semiconductors)	23,828	635,969
Intuit, Inc. (Software)	1,357	102,793
Intuitive Surgical, Inc.* (Healthcare - Products)	184	66,553
Keurig Green Mountain, Inc. (Beverages)	805	75,412
KLA-Tencor Corp. (Semiconductors)	805	51,512
Kraft Foods Group, Inc. (Food)	2,852	162,165
Liberty Global PLC* - Class A (Media)	1,058	42,130
Liberty Media Corp.* (Media)	506	65,633
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,254	65,501
Linear Technology Corp. (Semiconductors)	1,127	50,152
Marriott International, Inc. - Class A (Lodging)	1,403	81,276
Mattel, Inc. (Toys/Games/Hobbies)	1,633	64,038
Maxim Integrated Products, Inc. (Semiconductors)	1,357	44,021
Micron Technology, Inc.* (Semiconductors)	5,083	132,768
Microsoft Corp. (Software)	39,790	1,607,516
Mondelez International, Inc. - Class A (Food)	8,418	300,101
Monster Beverage Corp.* (Beverages)	805	53,903
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,794	91,099
NetApp, Inc. (Computers)	1,587	56,513
Netflix, Inc.* (Internet)	276	88,883
NVIDIA Corp. (Semiconductors)	2,714	50,128
NXP Semiconductors NV* (Semiconductors)	1,196	71,306
O’Reilly Automotive, Inc.* (Retail)	506	75,288
PACCAR, Inc. (Auto Manufacturers)	1,702	108,894
Paychex, Inc. (Software)	1,748	73,084
Priceline.com, Inc.* (Internet)	253	292,911
Qualcomm, Inc. (Semiconductors)	8,096	637,235
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	460	136,569
Ross Stores, Inc. (Retail)	1,035	70,463
SanDisk Corp. (Computers)	1,081	91,853
SBA Communications Corp.* - Class A (Telecommunications)	621	55,741
Seagate Technology PLC (Computers)	1,587	83,444
Sigma-Aldrich Corp. (Chemicals)	575	55,321
Sirius XM Holdings, Inc.* (Media)	29,233	93,253
Staples, Inc. (Retail)	3,128	39,100
Starbucks Corp. (Retail)	3,634	256,632
Stericycle, Inc.* (Commercial Services)	414	48,206
Symantec Corp. (Internet)	3,312	67,167
Tesla Motors, Inc.* (Auto Manufacturers)	598	124,318
Texas Instruments, Inc. (Semiconductors)	5,198	236,249
Tractor Supply Co. (Retail)	667	44,849
TripAdvisor, Inc.* (Internet)	621	50,140

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Twenty-First Century Fox, Inc. - Class A (Media)	6,992	$223,884
Verisk Analytics, Inc.* - Class A (Commercial Services)	805	48,373
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,127	76,298
Viacom, Inc. - Class B (Media)	1,863	158,318
VimpelCom, Ltd.ADR (Telecommunications)	7,912	66,461
Vodafone Group PLC*ADR (Telecommunications)	2,507	95,166
Western Digital Corp. (Computers)	1,127	99,323
Whole Foods Market, Inc. (Food)	1,794	89,162
Wynn Resorts, Ltd. (Lodging)	483	98,479
Xilinx, Inc. (Semiconductors)	1,288	60,781
Yahoo!, Inc.* (Internet)	4,830	173,639
TOTAL COMMON STOCKS (Cost $7,278,870)		19,170,840

	Principal Amount	Value
Repurchase Agreements(a)(b)(54.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $16,919,007	$16,919,000	$16,919,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,919,000)		16,919,000

TOTAL INVESTMENT SECURITIES (Cost $24,197,870) - 115.6%		36,089,840
Net other assets (liabilities) - (15.6)%		(4,869,537)

NET ASSETS - 100.0%		$31,220,303

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,233,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $7,006,020)	98	$46,955

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	05/27/14	$2,066,596	$128,452
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	05/27/14	3,092,563	121,981
				$250,433

NASDAQ-100 ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$233,212	0.7%
Beverages	129,315	0.4%
Biotechnology	2,040,422	6.5%
Chemicals	55,321	0.2%
Commercial Services	275,887	0.9%
Computers	2,995,469	9.6%
Distribution/Wholesale	71,414	0.2%
Electronics	53,845	0.2%
Food	551,428	1.8%
Healthcare - Products	113,844	0.4%
Internet	4,036,977	12.8%
Lodging	179,755	0.6%
Media	1,486,213	4.8%
Pharmaceuticals	376,511	1.2%
Retail	845,484	2.7%
Semiconductors	2,361,240	7.6%
Software	2,429,046	7.8%
Telecommunications	788,231	2.5%
Toys/Games/Hobbies	64,038	0.2%
Transportation	83,188	0.3%
Other **	12,049,463	38.6%
Total	$31,220,303	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (99.7%)
Abbott Laboratories (Pharmaceuticals)	8,319	$322,278
Accenture PLC - Class A (Computers)	1,593	127,790
ACE, Ltd. (Insurance)	1,770	181,106
Aetna, Inc. (Healthcare - Services)	1,947	139,113
AFLAC, Inc. (Insurance)	2,478	155,420
Agilent Technologies, Inc. (Electronics)	531	28,695
AGL Resources, Inc. (Gas)	708	38,232
Air Products & Chemicals, Inc. (Chemicals)	531	62,403
Airgas, Inc. (Chemicals)	177	18,808
Alcoa, Inc. (Mining)	5,841	78,678
Allegheny Technologies, Inc. (Iron/Steel)	531	21,877
Allegion PLC (Electronics)	354	17,470
Allstate Corp. (Insurance)	2,478	141,122
Altera Corp. (Semiconductors)	1,062	34,536
Altria Group, Inc. (Agriculture)	5,133	205,885
Ameren Corp. (Electric)	1,239	51,183
American Electric Power, Inc. (Electric)	2,655	142,866
American International Group, Inc. (Insurance)	7,965	423,180
AmerisourceBergen Corp. (Pharmaceuticals)	708	46,147
Anadarko Petroleum Corp. (Oil & Gas)	1,239	122,686
Analog Devices, Inc. (Semiconductors)	885	45,392
Apache Corp. (Oil & Gas)	2,124	184,363
Apartment Investment & Management Co. - Class A (REIT)	354	10,914
Applied Materials, Inc. (Semiconductors)	2,832	53,978
Archer-Daniels-Midland Co. (Agriculture)	3,540	154,804
Assurant, Inc. (Insurance)	354	23,863
AT&T, Inc. (Telecommunications)	28,143	1,004,705
AutoNation, Inc.* (Retail)	354	18,758
AvalonBay Communities, Inc. (REIT)	354	48,339
Avery Dennison Corp. (Household Products/Wares)	531	25,838
Avon Products, Inc. (Cosmetics/Personal Care)	1,416	21,636
Baker Hughes, Inc. (Oil & Gas Services)	2,301	160,840
Ball Corp. (Packaging & Containers)	354	19,891
Bank of America Corp. (Banks)	57,171	865,569
Bank of New York Mellon Corp. (Banks)	6,195	209,825
Baxter International, Inc. (Healthcare - Products)	1,416	103,071
BB&T Corp. (Banks)	3,894	145,363
Beam, Inc. (Beverages)	885	73,871
Bemis Co., Inc. (Packaging & Containers)	531	21,368
Berkshire Hathaway, Inc.* - Class B (Insurance)	9,735	1,254,356
Best Buy Co., Inc. (Retail)	708	18,358
Boston Properties, Inc. (REIT)	354	41,468
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,186	159,587
Broadcom Corp. - Class A (Semiconductors)	3,009	92,707
Brown-Forman Corp. - Class B (Beverages)	354	31,761
C.H. Robinson Worldwide, Inc. (Transportation)	885	52,127
CA, Inc. (Software)	531	16,004
Cablevision Systems Corp. NY - Class A (Media)	1,239	20,691
Cameron International Corp.* (Oil & Gas Services)	1,239	80,485
Campbell Soup Co. (Food)	531	24,155
Capital One Financial Corp. (Banks)	3,009	222,365
Cardinal Health, Inc. (Pharmaceuticals)	1,770	123,033
CareFusion Corp.* (Healthcare - Products)	708	27,654
CarMax, Inc.* (Retail)	531	23,247
Carnival Corp. - Class A (Leisure Time)	2,301	90,452
Caterpillar, Inc. (Machinery - Construction & Mining)	3,363	354,460
CBRE Group, Inc.* - Class A (Real Estate)	531	14,146
CenterPoint Energy, Inc. (Gas)	2,301	56,973
CenturyLink, Inc. (Telecommunications)	3,186	111,223
CF Industries Holdings, Inc. (Chemicals)	177	43,395
Chesapeake Energy Corp. (Oil & Gas)	1,416	40,710
Chevron Corp. (Oil & Gas)	10,266	1,288,588
Cincinnati Financial Corp. (Insurance)	708	34,508
Cisco Systems, Inc. (Telecommunications)	27,789	642,204
Citigroup, Inc. (Banks)	8,850	424,004
Citrix Systems, Inc.* (Software)	354	20,996
Clorox Co. (Household Products/Wares)	354	32,108
CME Group, Inc. (Diversified Financial Services)	1,770	124,590
CMS Energy Corp. (Electric)	1,416	42,919
Coach, Inc. (Retail)	531	23,709
Coca-Cola Co. (Beverages)	6,903	281,573
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,770	119,121
Computer Sciences Corp. (Computers)	708	41,899
ConAgra Foods, Inc. (Food)	2,301	70,204
ConocoPhillips (Oil & Gas)	6,549	486,656
CONSOL Energy, Inc. (Coal)	1,239	55,148
Consolidated Edison, Inc. (Electric)	1,593	92,442
Corning, Inc. (Telecommunications)	7,611	159,146
Costco Wholesale Corp. (Retail)	2,301	266,180
Covidien PLC (Healthcare - Products)	1,239	88,279
CSX Corp. (Transportation)	1,947	54,944
Cummins, Inc. (Machinery - Diversified)	354	53,401
CVS Caremark Corp. (Retail)	6,372	463,372
D.R. Horton, Inc. (Home Builders)	1,593	35,493
Darden Restaurants, Inc. (Retail)	708	35,195
DaVita, Inc.* (Healthcare - Services)	354	24,532
Deere & Co. (Machinery - Diversified)	1,947	181,733
Delphi Automotive PLC (Auto Parts & Equipment)	885	59,153
Denbury Resources, Inc. (Oil & Gas)	1,947	32,749
DENTSPLY International, Inc. (Healthcare - Products)	354	15,799
Devon Energy Corp. (Oil & Gas)	2,124	148,680
Diamond Offshore Drilling, Inc. (Oil & Gas)	354	19,332
Dollar General Corp.* (Retail)	885	49,949
Dominion Resources, Inc. (Electrical Components & Equipment)	1,593	115,556
Dover Corp. (Miscellaneous Manufacturing)	354	30,586

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dr. Pepper Snapple Group, Inc. (Beverages)	531	$29,428
DTE Energy Co. (Electric)	885	69,154
Duke Energy Corp. (Electric)	3,894	290,064
E*TRADE Financial Corp.* (Diversified Financial Services)	708	15,895
E.I. du Pont de Nemours & Co. (Chemicals)	2,124	142,988
Eaton Corp. (Miscellaneous Manufacturing)	1,416	102,857
eBay, Inc.* (Internet)	2,124	110,087
Edison International (Electric)	1,770	100,111
Edwards Lifesciences Corp.* (Healthcare - Products)	354	28,840
Eli Lilly & Co. (Pharmaceuticals)	5,310	313,821
EMC Corp. (Computers)	10,974	283,129
Emerson Electric Co. (Electrical Components & Equipment)	1,416	96,543
Ensco PLCADR - Class A (Oil & Gas)	1,239	62,508
Entergy Corp. (Electric)	885	64,163
Equity Residential (REIT)	1,062	63,125
Essex Property Trust, Inc. (REIT)	177	30,667
Exelon Corp. (Electric)	4,602	161,208
Expedia, Inc. (Internet)	177	12,565
Expeditors International of Washington, Inc. (Transportation)	531	21,898
Express Scripts Holding Co.* (Pharmaceuticals)	4,248	282,832
Exxon Mobil Corp. (Oil & Gas)	23,364	2,392,706
F5 Networks, Inc.* (Internet)	177	18,615
Family Dollar Stores, Inc. (Retail)	531	31,196
FedEx Corp. (Transportation)	885	120,581
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric)	2,301	77,659
FLIR Systems, Inc. (Electronics)	177	6,025
Fluor Corp. (Engineering & Construction)	885	66,994
Ford Motor Co. (Auto Manufacturers)	21,240	343,026
Forest Laboratories, Inc.* (Pharmaceuticals)	531	48,804
Freeport-McMoRan Copper & Gold, Inc. (Mining)	5,664	194,671
Frontier Communications Corp. (Telecommunications)	5,487	32,648
GameStop Corp. - Class A (Retail)	354	14,047
Gannett Co., Inc. (Media)	1,239	33,664
Garmin, Ltd. (Electronics)	354	20,213
General Dynamics Corp. (Aerospace/Defense)	885	96,863
General Electric Co. (Miscellaneous Manufacturing)	54,162	1,456,415
General Growth Properties, Inc. (REIT)	1,593	36,591
General Mills, Inc. (Food)	1,593	84,461
General Motors Co. (Auto Manufacturers)	7,080	244,118
Genuine Parts Co. (Distribution/Wholesale)	531	46,261
Genworth Financial, Inc.* - Class A (Insurance)	2,655	47,392
H & R Block, Inc. (Commercial Services)	531	15,091
Harris Corp. (Telecommunications)	354	26,026
Hartford Financial Services Group, Inc. (Insurance)	2,478	88,886
Hasbro, Inc. (Toys/Games/Hobbies)	354	19,562
HCP, Inc. (REIT)	2,478	103,729
Health Care REIT, Inc. (REIT)	531	33,501
Hess Corp. (Oil & Gas)	1,416	126,251
Hewlett-Packard Co. (Computers)	10,266	339,394
Honeywell International, Inc. (Electronics)	1,416	131,547
Hormel Foods Corp. (Food)	354	16,882
Hospira, Inc.* (Healthcare - Products)	531	24,320
Host Hotels & Resorts, Inc. (REIT)	1,416	30,373
Hudson City Bancorp, Inc. (Savings & Loans)	2,655	26,444
Humana, Inc. (Healthcare - Services)	885	97,129
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	885	75,429
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	531	31,754
Integrys Energy Group, Inc. (Electric)	354	21,693
Intel Corp. (Semiconductors)	26,904	718,067
International Business Machines Corp. (Computers)	2,832	556,404
International Flavors & Fragrances, Inc. (Chemicals)	177	17,438
International Game Technology (Entertainment)	531	6,664
International Paper Co. (Forest Products & Paper)	2,301	107,342
Iron Mountain, Inc. (Commercial Services)	531	15,102
J.P. Morgan Chase & Co. (Banks)	20,532	1,149,381
Jabil Circuit, Inc. (Electronics)	1,062	18,330
Jacobs Engineering Group, Inc.* (Engineering & Construction)	708	40,852
Johnson & Johnson (Pharmaceuticals)	6,195	627,491
Joy Global, Inc. (Machinery - Construction & Mining)	531	32,062
Juniper Networks, Inc.* (Telecommunications)	2,655	65,552
Kellogg Co. (Food)	708	47,316
Kimberly-Clark Corp. (Household Products/Wares)	885	99,341
Kimco Realty Corp. (REIT)	1,239	28,398
Kohls Corp. (Retail)	1,062	58,187
Kroger Co. (Food)	2,832	130,384
L Brands, Inc. (Retail)	531	28,780
L-3 Communications Holdings, Inc. (Aerospace/Defense)	531	61,261
Laboratory Corp. of America Holdings* (Healthcare - Services)	177	17,470
Lam Research Corp.* (Semiconductors)	354	20,394
Legg Mason, Inc. (Diversified Financial Services)	531	24,899
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	708	23,265
Lennar Corp. - Class A (Home Builders)	531	20,491
Leucadia National Corp. (Diversified Financial Services)	885	22,585

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lincoln National Corp. (Insurance)	708	$34,345
Linear Technology Corp. (Semiconductors)	531	23,630
Lockheed Martin Corp. (Aerospace/Defense)	531	87,158
Loews Corp. (Insurance)	1,593	70,044
Lowe’s Cos., Inc. (Retail)	2,301	105,639
LSI Logic Corp. (Semiconductors)	885	9,859
M&T Bank Corp. (Banks)	708	86,383
Macy’s, Inc. (Retail)	1,947	111,816
Marathon Oil Corp. (Oil & Gas)	3,717	134,370
Marathon Petroleum Corp. (Oil & Gas)	885	82,261
Marriott International, Inc. - Class A (Lodging)	532	30,798
Marsh & McLennan Cos., Inc. (Insurance)	1,062	52,367
Masco Corp. (Building Materials)	708	14,224
Mattel, Inc. (Toys/Games/Hobbies)	708	27,764
McCormick & Co., Inc. (Food)	354	25,205
McDonald’s Corp. (Retail)	2,301	233,276
McGraw Hill Financial, Inc. (Commercial Services)	531	39,257
McKesson Corp. (Pharmaceuticals)	708	119,787
MeadWestvaco Corp. (Forest Products & Paper)	885	34,577
Medtronic, Inc. (Healthcare - Products)	2,301	135,345
Merck & Co., Inc. (Pharmaceuticals)	8,496	497,526
MetLife, Inc. (Insurance)	6,018	315,042
Molson Coors Brewing Co. - Class B (Beverages)	885	53,073
Mondelez International, Inc. - Class A (Food)	9,204	328,122
Morgan Stanley Dean Witter & Co. (Banks)	7,611	235,408
Motorola Solutions, Inc. (Telecommunications)	708	45,015
Murphy Oil Corp. (Oil & Gas)	885	56,136
Nabors Industries, Ltd. (Oil & Gas)	1,416	36,136
NASDAQ Stock Market, Inc. (Diversified Financial Services)	708	26,125
National Oilwell Varco, Inc. (Oil & Gas Services)	1,239	97,299
Navient Corp.* (Diversified Financial Services)	1,416	23,434
Neilsen Holdings N.V. (Media)	708	33,241
NetApp, Inc. (Computers)	531	18,909
Newell Rubbermaid, Inc. (Housewares)	708	21,318
Newfield Exploration Co.* (Oil & Gas)	354	11,983
Newmont Mining Corp. (Mining)	2,655	65,924
NextEra Energy, Inc. (Electric)	2,301	229,755
NiSource, Inc. (Gas)	1,770	64,286
Noble Corp. (Oil & Gas)	1,416	43,627
Nordstrom, Inc. (Retail)	354	21,693
Northeast Utilities System (Electric)	1,770	83,650
Northern Trust Corp. (Banks)	1,239	74,650
Northrop Grumman Corp. (Aerospace/Defense)	708	86,029
NRG Energy, Inc. (Electric)	1,770	57,914
Nucor Corp. (Iron/Steel)	1,770	91,598
NVIDIA Corp. (Semiconductors)	1,593	29,423
Occidental Petroleum Corp. (Oil & Gas)	2,301	220,321
ONEOK, Inc. (Pipelines)	1,062	67,140
Oracle Corp. (Software)	8,673	354,552
Owens-Illinois, Inc.* (Packaging & Containers)	354	11,250
Pall Corp. (Miscellaneous Manufacturing)	177	14,895
Parker Hannifin Corp. (Miscellaneous Manufacturing)	354	44,916
Patterson Cos., Inc. (Healthcare - Products)	531	21,612
Paychex, Inc. (Software)	531	22,201
Peabody Energy Corp. (Coal)	1,416	26,918
Pentair, Ltd. (Miscellaneous Manufacturing)	354	26,299
People’s United Financial, Inc. (Savings & Loans)	885	12,638
Pepco Holdings, Inc. (Electric)	1,416	37,892
PepsiCo, Inc. (Beverages)	3,540	304,051
PerkinElmer, Inc. (Electronics)	354	14,857
PetSmart, Inc. (Retail)	354	23,959
Pfizer, Inc. (Pharmaceuticals)	17,523	548,119
PG&E Corp. (Electric)	2,478	112,947
Philip Morris International, Inc. (Agriculture)	3,717	317,543
Phillips 66 (Oil & Gas)	3,186	265,140
Pinnacle West Capital Corp. (Electric)	531	29,709
Plum Creek Timber Co., Inc. (REIT)	354	15,434
PNC Financial Services Group (Banks)	2,832	238,001
PPL Corp. (Electric)	3,363	112,122
Praxair, Inc. (Chemicals)	708	92,429
Principal Financial Group, Inc. (Insurance)	708	33,163
Procter & Gamble Co. (Cosmetics/Personal Care)	7,257	599,066
Progressive Corp. (Insurance)	3,009	72,968
Prologis, Inc. (REIT)	1,062	43,149
Public Service Enterprise Group, Inc. (Electric)	2,655	108,775
Public Storage, Inc. (REIT)	354	62,131
PulteGroup, Inc. (Home Builders)	1,770	32,550
PVH Corp. (Retail)	177	22,226
QEP Resources, Inc. (Oil & Gas)	885	27,161
Quanta Services, Inc.* (Commercial Services)	708	24,978
Quest Diagnostics, Inc. (Healthcare - Services)	708	39,598
Ralph Lauren Corp. (Apparel)	177	26,792
Raytheon Co. (Aerospace/Defense)	885	84,500
Regions Financial Corp. (Banks)	3,894	39,485
Republic Services, Inc. (Environmental Control)	1,416	49,687
Reynolds American, Inc. (Agriculture)	885	49,941
Rockwell Collins, Inc. (Aerospace/Defense)	354	27,488
Roper Industries, Inc. (Machinery - Diversified)	177	24,594
Rowan Cos. PLC* - Class A (Oil & Gas)	708	21,891
Ryder System, Inc. (Transportation)	354	29,092
SCANA Corp. (Electric)	708	38,005
Sempra Energy (Gas)	1,239	122,178

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sigma-Aldrich Corp. (Chemicals)	354	$34,058
Simon Property Group, Inc. (REIT)	708	122,625
Snap-on, Inc. (Machinery)	177	20,532
Southern Co. (Electric)	4,779	219,022
Southwestern Energy Co.* (Oil & Gas)	885	42,374
Spectra Energy Corp. (Pipelines)	1,947	77,315
Stanley Black & Decker, Inc. (Hand/Machine Tools)	885	76,013
Staples, Inc. (Retail)	3,540	44,250
State Street Corp. (Banks)	1,062	68,563
SunTrust Banks, Inc. (Banks)	2,832	108,352
Symantec Corp. (Internet)	1,770	35,896
Sysco Corp. (Food)	3,186	116,066
Target Corp. (Retail)	3,363	207,665
TE Connectivity, Ltd. (Electronics)	885	52,197
TECO Energy, Inc. (Electric)	1,062	19,074
Tenet Healthcare Corp.* (Healthcare - Services)	354	15,958
Teradata Corp.* (Computers)	354	16,093
Tesoro Petroleum Corp. (Oil & Gas)	708	39,853
Texas Instruments, Inc. (Semiconductors)	2,301	104,580
The ADT Corp. (Commercial Services)	1,062	32,115
The AES Corp. (Electric)	3,540	51,153
The Chubb Corp. (Insurance)	1,239	114,087
The Dow Chemical Co. (Chemicals)	6,549	326,795
The Gap, Inc. (Retail)	531	20,868
The Goldman Sachs Group, Inc. (Banks)	2,301	367,746
The Home Depot, Inc. (Retail)	2,655	211,100
The JM Smucker Co. - Class A (Food)	354	34,225
The Mosaic Co. (Chemicals)	1,770	88,571
The Travelers Cos., Inc. (Insurance)	1,947	176,359
The Williams Cos., Inc. (Pipelines)	1,947	82,105
Time Warner, Inc. (Media)	2,124	141,161
Transocean, Ltd. (Oil & Gas)	1,770	76,234
Twenty-First Century Fox, Inc. - Class A (Media)	4,779	153,023
Tyco International, Ltd. (Electronics)	1,239	50,675
Tyson Foods, Inc. - Class A (Food)	1,416	59,430
U.S. Bancorp (Banks)	4,602	187,670
United States Steel Corp. (Iron/Steel)	708	18,422
United Technologies Corp. (Aerospace/Defense)	1,947	230,390
UnitedHealth Group, Inc. (Healthcare - Services)	5,310	398,463
UnumProvident Corp. (Insurance)	1,416	47,040
Urban Outfitters, Inc.* (Retail)	177	6,311
Valero Energy Corp. (Oil & Gas)	2,832	161,905
Varian Medical Systems, Inc.* (Healthcare - Products)	177	14,080
Ventas, Inc. (REIT)	885	58,481
Verizon Communications, Inc. (Telecommunications)	10,797	504,544
Vornado Realty Trust (REIT)	354	36,320
Vulcan Materials Co. (Building Materials)	354	22,844
Walgreen Co. (Retail)	2,478	168,256
Wal-Mart Stores, Inc. (Retail)	8,673	691,324
Walt Disney Co. (Media)	2,832	224,691
Waste Management, Inc. (Commercial Services)	1,062	47,206
Waters Corp.* (Electronics)	177	17,442
WellPoint, Inc. (Healthcare - Services)	1,593	160,383
Wells Fargo & Co. (Banks)	25,842	1,282,796
Western Union Co. (Commercial Services)	1,062	16,854
Weyerhaeuser Co. (REIT)	3,186	95,102
Whirlpool Corp. (Home Furnishings)	354	54,297
Whole Foods Market, Inc. (Food)	708	35,188
Windstream Holdings, Inc. (Telecommunications)	3,186	28,897
Wisconsin Energy Corp. (Electric)	1,239	60,067
Xcel Energy, Inc. (Electric)	2,655	84,615
Xerox Corp. (Office/Business Equipment)	6,018	72,758
Xilinx, Inc. (Semiconductors)	708	33,411
XL Group PLC (Insurance)	1,416	44,392
Xylem, Inc. (Machinery - Diversified)	354	13,307
YUM! Brands, Inc. (Retail)	885	68,136
Zimmer Holdings, Inc. (Healthcare - Products)	354	34,267
Zions Bancorp (Banks)	531	15,357
Zoetis, Inc. (Pharmaceuticals)	885	26,780
TOTAL COMMON STOCKS (Cost $38,190,991)		43,894,191

TOTAL INVESTMENT SECURITIES (Cost $38,190,991) - 99.7%		43,894,191
Net other assets (liabilities) - 0.3%		148,501

NET ASSETS - 100.0%		$44,042,692

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$673,689	1.5%
Agriculture	728,173	1.7%
Apparel	26,792	0.1%
Auto Manufacturers	587,144	1.3%
Auto Parts & Equipment	59,153	0.1%
Banks	5,720,928	13.1%
Beverages	773,757	1.8%
Building Materials	37,067	0.1%
Chemicals	826,886	1.9%
Coal	82,066	0.2%
Commercial Services	190,602	0.4%
Computers	1,383,618	3.1%
Cosmetics/Personal Care	739,823	1.7%
Distribution/Wholesale	46,261	0.1%
Diversified Financial Services	237,529	0.5%
Electric	2,358,162	5.4%
Electrical Components & Equipment	212,099	0.5%
Electronics	357,452	0.8%
Engineering & Construction	107,846	0.2%
Entertainment	6,664	NM
Environmental Control	49,687	0.1%
Food	971,638	2.2%
Forest Products & Paper	141,919	0.3%
Gas	281,669	0.6%
Hand/Machine Tools	76,013	0.2%
Healthcare - Products	493,267	1.1%
Healthcare - Services	892,646	2.0%
Home Builders	88,534	0.2%
Home Furnishings	54,297	0.1%
Household Products/Wares	157,288	0.4%
Housewares	21,318	NM
Insurance	3,309,640	7.6%
Internet	177,163	0.4%
Iron/Steel	131,897	0.3%
Leisure Time	90,452	0.2%
Lodging	30,798	0.1%
Machinery	20,532	NM
Machinery - Construction & Mining	386,522	0.9%
Machinery - Diversified	273,035	0.6%
Media	606,471	1.4%
Mining	339,274	0.8%
Miscellaneous Manufacturing	1,806,416	4.1%
Office/Business Equipment	72,758	0.2%
Oil & Gas	6,124,618	14.0%
Oil & Gas Services	338,624	0.8%
Packaging & Containers	52,509	0.1%
Pharmaceuticals	3,116,205	7.1%
Pipelines	226,560	0.5%
Real Estate	14,146	NM
REIT	860,347	2.0%
Retail	2,967,498	6.7%
Savings & Loans	39,082	0.1%
Semiconductors	1,165,977	2.6%
Software	413,753	0.9%
Telecommunications	2,619,959	5.9%
Toys/Games/Hobbies	47,326	0.1%
Transportation	278,642	0.6%
Other **	148,501	0.3%
Total	$44,042,692	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Miscellaneous Manufacturing)	950	$132,135
AbbVie, Inc. (Pharmaceuticals)	2,450	127,596
Accenture PLC - Class A (Computers)	550	44,121
Actavis PLC* (Pharmaceuticals)	250	51,082
Adobe Systems, Inc.* (Software)	700	43,183
Agilent Technologies, Inc. (Electronics)	350	18,914
Air Products & Chemicals, Inc. (Chemicals)	200	23,504
Airgas, Inc. (Chemicals)	50	5,313
Akamai Technologies, Inc.* (Software)	250	13,268
Alexion Pharmaceuticals, Inc.* (Biotechnology)	300	47,460
Allegion PLC (Electronics)	50	2,468
Allergan, Inc. (Pharmaceuticals)	450	74,628
Alliance Data Systems Corp.* (Commercial Services)	100	24,190
Altera Corp. (Semiconductors)	200	6,504
Altria Group, Inc. (Agriculture)	1,600	64,176
Amazon.com, Inc.* (Internet)	550	167,271
American Express Co. (Diversified Financial Services)	1,400	122,401
American Tower Corp. (REIT)	600	50,112
Ameriprise Financial, Inc. (Diversified Financial Services)	300	33,489
AmerisourceBergen Corp. (Pharmaceuticals)	150	9,777
Ametek, Inc. (Electrical Components & Equipment)	400	21,088
Amgen, Inc. (Biotechnology)	1,150	128,512
Amphenol Corp. - Class A (Electronics)	250	23,838
Anadarko Petroleum Corp. (Oil & Gas)	400	39,608
Analog Devices, Inc. (Semiconductors)	250	12,823
Aon PLC (Insurance)	450	38,196
Apartment Investment & Management Co. - Class A (REIT)	100	3,083
Apple Computer, Inc. (Computers)	1,350	796,621
Applied Materials, Inc. (Semiconductors)	1,050	20,013
Autodesk, Inc.* (Software)	350	16,807
Automatic Data Processing, Inc. (Commercial Services)	750	58,470
AutoZone, Inc.* (Retail)	50	26,695
AvalonBay Communities, Inc. (REIT)	100	13,655
Avon Products, Inc. (Cosmetics/Personal Care)	250	3,820
Ball Corp. (Packaging & Containers)	100	5,619
Bard (C.R.), Inc. (Healthcare - Products)	100	13,733
Baxter International, Inc. (Healthcare - Products)	450	32,756
Becton, Dickinson & Co. (Healthcare - Products)	300	33,909
Bed Bath & Beyond, Inc.* (Retail)	350	21,746
Best Buy Co., Inc. (Retail)	200	5,186
Biogen Idec, Inc.* (Biotechnology)	350	100,492
Blackhawk Network Holdings, Inc.* - Class B (Diversified Financial Services)	41	944
BlackRock, Inc. (Diversified Financial Services)	200	60,200
Boeing Co. (Aerospace/Defense)	1,050	135,470
BorgWarner, Inc. (Auto Parts & Equipment)	350	21,749
Boston Properties, Inc. (REIT)	100	11,714
Boston Scientific Corp.* (Healthcare - Products)	2,050	25,851
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,650	82,649
Brown-Forman Corp. - Class B (Beverages)	150	13,458
CA, Inc. (Software)	350	10,549
Cabot Oil & Gas Corp. (Oil & Gas)	650	25,532
Campbell Soup Co. (Food)	150	6,824
CareFusion Corp.* (Healthcare - Products)	150	5,859
CarMax, Inc.* (Retail)	200	8,756
CBRE Group, Inc.* - Class A (Real Estate)	300	7,992
CBS Corp. - Class B (Media)	850	49,096
Celgene Corp.* (Biotechnology)	600	88,206
Cerner Corp.* (Software)	450	23,085
CF Industries Holdings, Inc. (Chemicals)	50	12,259
Chesapeake Energy Corp. (Oil & Gas)	400	11,500
Chipotle Mexican Grill, Inc.* (Retail)	50	24,925
CIGNA Corp. (Healthcare - Services)	400	32,016
Cintas Corp. (Commercial Services)	150	8,840
Citigroup, Inc. (Banks)	2,150	103,006
Citrix Systems, Inc.* (Software)	200	11,862
Clorox Co. (Household Products/Wares)	100	9,070
Coach, Inc. (Retail)	250	11,163
Coca-Cola Co. (Beverages)	3,850	157,041
Coca-Cola Enterprises, Inc. (Beverages)	350	15,904
Cognizant Technology Solutions Corp.* (Computers)	950	45,509
Colgate-Palmolive Co. (Cosmetics/Personal Care)	800	53,840
Comcast Corp. - Class A (Media)	4,000	207,039
Comerica, Inc. (Banks)	300	14,472
Constellation Brands, Inc.* (Beverages)	250	19,960
Covidien PLC (Healthcare - Products)	350	24,938
Crown Castle International Corp. (Telecommunications)	500	36,365
CSX Corp. (Transportation)	1,000	28,220
Cummins, Inc. (Machinery - Diversified)	200	30,170
Danaher Corp. (Miscellaneous Manufacturing)	900	66,042
DaVita, Inc.* (Healthcare - Services)	150	10,395
Delphi Automotive PLC (Auto Parts & Equipment)	200	13,368
Delta Air Lines, Inc. (Airlines)	1,300	47,879
DENTSPLY International, Inc. (Healthcare - Products)	100	4,463
DIRECTV* - Class A (Media)	750	58,200
Discover Financial Services (Diversified Financial Services)	700	39,130
Discovery Communications, Inc.* - Class A (Media)	350	26,565
Dollar General Corp.* (Retail)	200	11,288
Dollar Tree, Inc.* (Retail)	300	15,621
Dominion Resources, Inc. (Electrical Components & Equipment)	450	32,643
Dover Corp. (Miscellaneous Manufacturing)	200	17,280

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dr. Pepper Snapple Group, Inc. (Beverages)	150	$8,313
Dun & Bradstreet Corp. (Software)	50	5,538
E*TRADE Financial Corp.* (Diversified Financial Services)	250	5,613
E.I. du Pont de Nemours & Co. (Chemicals)	800	53,856
Eastman Chemical Co. (Chemicals)	250	21,793
Eaton Corp. (Miscellaneous Manufacturing)	300	21,792
eBay, Inc.* (Internet)	1,200	62,196
Ecolab, Inc. (Chemicals)	400	41,856
Edwards Lifesciences Corp.* (Healthcare - Products)	100	8,147
Electronic Arts, Inc.* (Software)	500	14,150
Emerson Electric Co. (Electrical Components & Equipment)	650	44,317
EOG Resources, Inc. (Oil & Gas)	800	78,399
EQT Corp. (Oil & Gas)	250	27,248
Equifax, Inc. (Commercial Services)	200	14,162
Equity Residential (REIT)	250	14,860
Essex Property Trust, Inc. (REIT)	50	8,663
Expedia, Inc. (Internet)	100	7,099
Expeditors International of Washington, Inc. (Transportation)	150	6,186
F5 Networks, Inc.* (Internet)	100	10,517
Facebook, Inc.* - Class A (Internet)	2,650	158,417
Fastenal Co. (Distribution/Wholesale)	400	20,032
FedEx Corp. (Transportation)	200	27,250
Fidelity National Information Services, Inc. (Software)	450	24,044
Fifth Third Bancorp (Banks)	1,300	26,793
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors)	100	6,749
Fiserv, Inc.* (Software)	400	24,312
FLIR Systems, Inc. (Electronics)	150	5,106
Flowserve Corp. (Machinery - Diversified)	200	14,610
FMC Corp. (Chemicals)	200	15,400
FMC Technologies, Inc.* (Oil & Gas Services)	350	19,845
Forest Laboratories, Inc.* (Pharmaceuticals)	200	18,382
Fossil Group, Inc.* (Distribution/Wholesale)	50	5,333
Franklin Resources, Inc. (Diversified Financial Services)	600	31,410
GameStop Corp. - Class A (Retail)	100	3,968
Garmin, Ltd. (Electronics)	100	5,710
General Dynamics Corp. (Aerospace/Defense)	250	27,363
General Growth Properties, Inc. (REIT)	350	8,040
General Mills, Inc. (Food)	550	29,161
Genuine Parts Co. (Distribution/Wholesale)	100	8,712
Gilead Sciences, Inc.* (Biotechnology)	2,350	184,451
Google, Inc.* - Class A (Internet)	450	240,696
Google, Inc.* - Class C (Internet)	450	236,996
H & R Block, Inc. (Commercial Services)	300	8,526
Halliburton Co. (Oil & Gas Services)	1,300	81,991
Harley-Davidson, Inc. (Automobiles)	350	25,879
Harman International Industries, Inc. (Home Furnishings)	100	10,961
Harris Corp. (Telecommunications)	100	7,352
Hasbro, Inc. (Toys/Games/Hobbies)	100	5,526
Health Care REIT, Inc. (REIT)	300	18,927
Helmerich & Payne, Inc. (Oil & Gas)	150	16,298
Honeywell International, Inc. (Electronics)	800	74,320
Hormel Foods Corp. (Food)	150	7,154
Hospira, Inc.* (Healthcare - Products)	100	4,580
Host Hotels & Resorts, Inc. (REIT)	750	16,088
Huntington Bancshares, Inc. (Banks)	1,300	11,908
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	350	29,831
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	200	11,960
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	200	40,887
International Business Machines Corp. (Computers)	700	137,528
International Flavors & Fragrances, Inc. (Chemicals)	50	4,926
International Game Technology (Entertainment)	250	3,138
Intuit, Inc. (Software)	450	34,088
Intuitive Surgical, Inc.* (Healthcare - Products)	50	18,085
Invesco, Ltd. (Diversified Financial Services)	650	22,887
Iron Mountain, Inc. (Commercial Services)	100	2,844
Johnson & Johnson (Pharmaceuticals)	2,550	258,289
Johnson Controls, Inc. (Auto Parts & Equipment)	1,000	45,139
Kansas City Southern Industries, Inc. (Transportation)	150	15,132
Kellogg Co. (Food)	200	13,366
Keurig Green Mountain, Inc. (Beverages)	200	18,736
KeyCorp (Banks)	1,350	18,414
Kimberly-Clark Corp. (Household Products/Wares)	350	39,288
Kimco Realty Corp. (REIT)	300	6,876
Kinder Morgan, Inc. (Pipelines)	1,050	34,293
KLA-Tencor Corp. (Semiconductors)	250	15,998
Kraft Foods Group, Inc. (Food)	900	51,173
L Brands, Inc. (Retail)	250	13,550
Laboratory Corp. of America Holdings* (Healthcare - Services)	50	4,935
Lam Research Corp.* (Semiconductors)	100	5,761
Lennar Corp. - Class A (Home Builders)	100	3,859
Leucadia National Corp. (Diversified Financial Services)	200	5,104
Lincoln National Corp. (Insurance)	200	9,702
Linear Technology Corp. (Semiconductors)	200	8,900
Lockheed Martin Corp. (Aerospace/Defense)	250	41,035
Lorillard, Inc. (Agriculture)	550	32,681
Lowe’s Cos., Inc. (Retail)	950	43,615
LSI Logic Corp. (Semiconductors)	600	6,684

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LyondellBasell Industries N.V. - Class A (Chemicals)	650	$60,125
Marathon Petroleum Corp. (Oil & Gas)	200	18,590
Marriott International, Inc. - Class A (Lodging)	201	11,627
Marsh & McLennan Cos., Inc. (Insurance)	550	27,121
Masco Corp. (Building Materials)	350	7,032
MasterCard, Inc. - Class A (Commercial Services)	1,550	114,002
Mattel, Inc. (Toys/Games/Hobbies)	300	11,765
McCormick & Co., Inc. (Food)	100	7,120
McDonald’s Corp. (Retail)	850	86,172
McGraw Hill Financial, Inc. (Commercial Services)	250	18,483
McKesson Corp. (Pharmaceuticals)	150	25,379
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	300	26,478
Medtronic, Inc. (Healthcare - Products)	900	52,937
Merck & Co., Inc. (Pharmaceuticals)	2,100	122,976
Michael Kors Holdings, Ltd.* (Apparel)	300	27,360
Microchip Technology, Inc. (Semiconductors)	300	14,262
Micron Technology, Inc.* (Semiconductors)	1,650	43,098
Microsoft Corp. (Software)	11,600	468,639
Mohawk Industries, Inc.* (Textiles)	100	13,241
Monsanto Co. (Chemicals)	800	88,559
Monster Beverage Corp.* (Beverages)	200	13,392
Moody’s Corp. (Commercial Services)	300	23,550
Motorola Solutions, Inc. (Telecommunications)	150	9,537
Mylan Laboratories, Inc.* (Pharmaceuticals)	550	27,929
National Oilwell Varco, Inc. (Oil & Gas Services)	300	23,559
Navient Corp.* (Diversified Financial Services)	250	4,138
Neilsen Holdings N.V. (Media)	250	11,738
NetApp, Inc. (Computers)	350	12,464
Netflix, Inc.* (Internet)	100	32,204
Newell Rubbermaid, Inc. (Housewares)	200	6,022
Newfield Exploration Co.* (Oil & Gas)	150	5,078
News Corp.* - Class A (Media)	750	12,765
NIKE, Inc. - Class B (Apparel)	1,150	83,892
Noble Energy, Inc. (Oil & Gas)	550	39,479
Nordstrom, Inc. (Retail)	100	6,128
Norfolk Southern Corp. (Transportation)	500	47,265
Northrop Grumman Corp. (Aerospace/Defense)	150	18,227
NVIDIA Corp. (Semiconductors)	400	7,388
Occidental Petroleum Corp. (Oil & Gas)	550	52,662
Omnicom Group, Inc. (Advertising)	400	27,072
Oracle Corp. (Software)	2,850	116,507
O’Reilly Automotive, Inc.* (Retail)	150	22,319
Owens-Illinois, Inc.* (Packaging & Containers)	150	4,767
PACCAR, Inc. (Auto Manufacturers)	550	35,189
Pall Corp. (Miscellaneous Manufacturing)	100	8,415
Parker Hannifin Corp. (Miscellaneous Manufacturing)	150	19,032
Paychex, Inc. (Software)	350	14,634
Pentair, Ltd. (Miscellaneous Manufacturing)	200	14,858
People’s United Financial, Inc. (Savings & Loans)	250	3,570
PepsiCo, Inc. (Beverages)	1,350	115,952
PerkinElmer, Inc. (Electronics)	100	4,197
Perrigo Co. PLC (Pharmaceuticals)	200	28,972
PetSmart, Inc. (Retail)	100	6,768
Pfizer, Inc. (Pharmaceuticals)	4,800	150,143
Philip Morris International, Inc. (Agriculture)	1,350	115,330
Pioneer Natural Resources Co. (Oil & Gas)	200	38,654
Pitney Bowes, Inc. (Office/Business Equipment)	300	8,040
Plum Creek Timber Co., Inc. (REIT)	150	6,540
PPG Industries, Inc. (Chemicals)	200	38,724
Praxair, Inc. (Chemicals)	250	32,638
Precision Castparts Corp. (Metal Fabricate/Hardware)	200	50,618
Priceline.com, Inc.* (Internet)	100	115,775
Principal Financial Group, Inc. (Insurance)	200	9,368
Procter & Gamble Co. (Cosmetics/Personal Care)	2,100	173,355
Prologis, Inc. (REIT)	450	18,284
Prudential Financial, Inc. (Insurance)	700	56,476
Public Storage, Inc. (REIT)	150	26,327
PVH Corp. (Retail)	100	12,557
Qualcomm, Inc. (Semiconductors)	2,600	204,645
Quanta Services, Inc.* (Commercial Services)	100	3,528
Ralph Lauren Corp. (Apparel)	50	7,569
Range Resources Corp. (Oil & Gas)	250	22,613
Raytheon Co. (Aerospace/Defense)	250	23,870
Red Hat, Inc.* (Software)	300	14,595
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	100	29,689
Regions Financial Corp. (Banks)	1,100	11,154
Reynolds American, Inc. (Agriculture)	250	14,108
Robert Half International, Inc. (Commercial Services)	200	8,960
Rockwell Automation, Inc. (Machinery - Diversified)	200	23,836
Rockwell Collins, Inc. (Aerospace/Defense)	100	7,765
Roper Industries, Inc. (Machinery - Diversified)	100	13,895
Ross Stores, Inc. (Retail)	350	23,828
Safeway, Inc. (Food)	350	11,921
Salesforce.com, Inc.* (Software)	850	43,902
SanDisk Corp. (Computers)	350	29,740
Schlumberger, Ltd. (Oil & Gas Services)	2,000	203,100
Scripps Networks Interactive - Class A (Media)	150	11,261
Seagate Technology PLC (Computers)	500	26,290
Sealed Air Corp. (Packaging & Containers)	300	10,293
Sherwin-Williams Co. (Chemicals)	150	29,976

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sigma-Aldrich Corp. (Chemicals)	100	$9,621
Simon Property Group, Inc. (REIT)	300	51,959
Snap-on, Inc. (Machinery)	50	5,800
Southwest Airlines Co. (Airlines)	1,100	26,587
Southwestern Energy Co.* (Oil & Gas)	300	14,364
Spectra Energy Corp. (Pipelines)	500	19,855
St. Jude Medical, Inc. (Healthcare - Products)	450	28,562
Starbucks Corp. (Retail)	1,150	81,212
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	300	22,995
State Street Corp. (Banks)	350	22,596
Stericycle, Inc.* (Commercial Services)	150	17,465
Stryker Corp. (Healthcare - Products)	450	34,987
Symantec Corp. (Internet)	550	11,154
T. Rowe Price Group, Inc. (Diversified Financial Services)	400	32,852
TE Connectivity, Ltd. (Electronics)	350	20,643
Tenet Healthcare Corp.* (Healthcare - Services)	50	2,254
Teradata Corp.* (Computers)	100	4,546
Texas Instruments, Inc. (Semiconductors)	1,000	45,449
Textron, Inc. (Miscellaneous Manufacturing)	450	18,405
The Charles Schwab Corp. (Diversified Financial Services)	1,800	47,790
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	400	29,028
The Gap, Inc. (Retail)	250	9,825
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	400	10,080
The Hershey Co. (Food)	250	24,060
The Home Depot, Inc. (Retail)	1,400	111,313
The Interpublic Group of Cos., Inc. (Advertising)	650	11,323
The JM Smucker Co. - Class A (Food)	50	4,834
The Macerich Co. (REIT)	200	12,982
The Williams Cos., Inc. (Pipelines)	450	18,977
Thermo Fisher Scientific, Inc. (Electronics)	600	68,400
Tiffany & Co. (Retail)	150	13,124
Time Warner Cable, Inc. (Media)	450	63,657
Time Warner, Inc. (Media)	750	49,845
TJX Cos., Inc. (Retail)	1,100	63,997
Torchmark Corp. (Insurance)	150	11,955
Total System Services, Inc. (Commercial Services)	250	7,943
Tractor Supply Co. (Retail)	200	13,448
TripAdvisor, Inc.* (Internet)	150	12,111
Twenty-First Century Fox, Inc. - Class A (Media)	1,650	52,833
Tyco International, Ltd. (Electronics)	350	14,315
U.S. Bancorp (Banks)	1,500	61,170
Under Armour, Inc.* - Class A (Apparel)	250	12,222
Union Pacific Corp. (Transportation)	700	133,301
United Parcel Service, Inc. - Class B (Transportation)	1,100	108,350
United Technologies Corp. (Aerospace/Defense)	700	82,831
Urban Outfitters, Inc.* (Retail)	100	3,566
V.F. Corp. (Apparel)	550	33,599
Varian Medical Systems, Inc.* (Healthcare - Products)	100	7,955
Ventas, Inc. (REIT)	200	13,216
VeriSign, Inc.* (Internet)	200	9,436
Verizon Communications, Inc. (Telecommunications)	3,300	154,209
Vertex Pharmaceuticals, Inc.* (Biotechnology)	350	23,695
Viacom, Inc. - Class B (Media)	600	50,988
Visa, Inc. - Class A (Diversified Financial Services)	800	162,088
Vornado Realty Trust (REIT)	150	15,390
Vulcan Materials Co. (Building Materials)	100	6,453
W.W. Grainger, Inc. (Distribution/Wholesale)	100	25,440
Walgreen Co. (Retail)	650	44,135
Walt Disney Co. (Media)	1,700	134,878
Waste Management, Inc. (Commercial Services)	350	15,558
Waters Corp.* (Electronics)	100	9,854
Western Digital Corp. (Computers)	300	26,439
Western Union Co. (Commercial Services)	550	8,729
Whole Foods Market, Inc. (Food)	350	17,395
Wyndham Worldwide Corp. (Lodging)	200	14,268
Wynn Resorts, Ltd. (Lodging)	100	20,389
Xilinx, Inc. (Semiconductors)	250	11,798
Xylem, Inc. (Machinery - Diversified)	150	5,639
Yahoo!, Inc.* (Internet)	1,450	52,128
YUM! Brands, Inc. (Retail)	400	30,796
Zimmer Holdings, Inc. (Healthcare - Products)	150	14,520
Zions Bancorp (Banks)	150	4,338
Zoetis, Inc. (Pharmaceuticals)	500	15,130
TOTAL COMMON STOCKS
(Cost $8,712,920)		13,329,928

TOTAL INVESTMENT SECURITIES
(Cost $8,712,920) - 100.4%		13,329,928
Net other assets (liabilities) - (0.4)%		(48,758)

NET ASSETS - 100.0%		$13,281,170

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$38,395	0.3%
Aerospace/Defense	336,561	2.5%
Agriculture	226,295	1.7%
Airlines	74,466	0.6%
Apparel	164,643	1.2%
Auto Manufacturers	35,189	0.3%
Auto Parts & Equipment	90,337	0.7%
Automobiles	25,879	0.2%
Banks	273,861	2.1%
Beverages	362,756	2.7%
Biotechnology	602,505	4.5%
Building Materials	13,485	0.1%
Chemicals	438,550	3.3%
Commercial Services	335,249	2.5%
Computers	1,123,258	8.4%
Cosmetics/Personal Care	260,043	2.0%
Distribution/Wholesale	59,517	0.4%
Diversified Financial Services	608,933	4.6%
Electrical Components & Equipment	98,048	0.7%
Electronics	247,764	1.9%
Entertainment	3,138	NM
Food	173,008	1.3%
Healthcare - Products	311,282	2.3%
Healthcare - Services	49,600	0.4%
Home Builders	3,859	NM
Home Furnishings	10,961	0.1%
Household Products/Wares	48,358	0.4%
Housewares	6,022	NM
Insurance	152,818	1.2%
Internet	1,116,000	8.3%
Lodging	69,279	0.5%
Machinery	5,800	NM
Machinery - Diversified	88,150	0.7%
Media	728,864	5.5%
Metal Fabricate/Hardware	50,618	0.4%
Miscellaneous Manufacturing	339,750	2.6%
Office/Business Equipment	8,040	0.1%
Oil & Gas	390,025	2.9%
Oil & Gas Services	328,495	2.5%
Packaging & Containers	20,679	0.2%
Pharmaceuticals	1,019,410	7.7%
Pipelines	73,125	0.6%
Real Estate	7,992	0.1%
REIT	296,715	2.2%
Retail	715,701	5.4%
Savings & Loans	3,570	NM
Semiconductors	410,073	3.1%
Software	879,163	6.6%
Telecommunications	207,463	1.6%
Textiles	13,241	0.1%
Toys/Games/Hobbies	17,291	0.1%
Transportation	365,704	2.8%
Other **	(48,758)	(0.4)%
Total	$13,281,170	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Commercial Services)	2,331	$68,695
Abercrombie & Fitch Co. - Class A (Retail)	2,553	93,848
ADTRAN, Inc. (Telecommunications)	999	22,408
Advance Auto Parts, Inc. (Retail)	999	121,169
Advanced Micro Devices, Inc.* (Semiconductors)	10,767	44,037
Aecom Technology Corp.* (Engineering & Construction)	3,219	104,360
AGCO Corp. (Machinery - Diversified)	2,886	160,750
Albemarle Corp. (Chemicals)	1,332	89,297
Alexandria Real Estate Equities, Inc. (REIT)	2,331	172,074
Alleghany Corp.* (Insurance)	555	226,429
Alliant Energy Corp. (Electric)	3,663	214,212
Alliant Techsystems, Inc. (Aerospace/Defense)	555	80,042
Allscripts Healthcare Solutions, Inc.* (Software)	2,442	37,167
American Campus Communities, Inc. (REIT)	3,441	131,446
American Eagle Outfitters, Inc. (Retail)	5,550	64,158
American Financial Group, Inc. (Insurance)	2,331	136,200
ANN, Inc.* (Retail)	1,554	60,901
AOL, Inc.* (Internet)	2,664	114,046
Apollo Group, Inc.* - Class A (Commercial Services)	3,219	92,900
AptarGroup, Inc. (Miscellaneous Manufacturing)	999	67,353
Aqua America, Inc. (Water)	2,997	75,195
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,330	188,977
Arthur J. Gallagher & Co. (Insurance)	2,109	94,947
Ascena Retail Group, Inc.* (Retail)	4,218	72,550
Ashland, Inc. (Chemicals)	2,331	225,174
Aspen Insurance Holdings, Ltd. (Insurance)	2,109	96,550
Astoria Financial Corp. (Savings & Loans)	2,775	36,797
Atmel Corp.* (Semiconductors)	7,992	62,098
Atmos Energy Corp. (Gas)	3,330	169,963
Atwood Oceanics, Inc.* (Oil & Gas)	1,887	93,520
Avnet, Inc. (Electronics)	4,551	196,285
Bank of Hawaii Corp. (Banks)	777	42,867
Big Lots, Inc.* (Retail)	1,887	74,537
Bill Barrett Corp.* (Oil & Gas)	888	21,028
BioMed Realty Trust, Inc. (REIT)	6,327	132,234
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	666	82,058
Black Hills Corp. (Electric)	1,443	83,333
Bob Evans Farms, Inc. (Retail)	444	20,810
Brown & Brown, Inc. (Insurance)	1,887	56,195
Cabela’s, Inc.* (Retail)	777	50,979
Cabot Corp. (Chemicals)	1,998	115,484
Cadence Design Systems, Inc.* (Computers)	3,108	48,360
Camden Property Trust (REIT)	2,775	190,060
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	999	82,168
Carpenter Technology Corp. (Iron/Steel)	666	41,825
Chico’s FAS, Inc. (Retail)	2,886	45,830
Church & Dwight, Inc. (Household Products/Wares)	1,998	137,882
Cimarex Energy Co. (Oil & Gas)	1,110	132,223
Cinemark Holdings, Inc. (Entertainment)	1,887	55,893
Clarcor, Inc. (Miscellaneous Manufacturing)	777	44,880
Clean Harbors, Inc.* (Environmental Control)	1,776	106,560
Cleco Corp. (Electric)	1,998	104,995
Cliffs Natural Resources, Inc. (Iron/Steel)	5,217	92,445
Commerce Bancshares, Inc. (Banks)	1,554	67,568
Commercial Metals Co. (Iron/Steel)	3,885	74,592
Community Health Systems, Inc.* (Healthcare - Services)	3,774	142,996
Compass Minerals International, Inc. (Mining)	666	61,006
Compuware Corp. (Software)	4,218	43,698
Convergys Corp. (Commercial Services)	3,330	71,728
Con-way, Inc. (Transportation)	999	42,438
Corporate Office Properties Trust (REIT)	2,886	77,201
Corrections Corp. of America (REIT)	3,774	123,787
Crane Co. (Miscellaneous Manufacturing)	777	56,511
CST Brands, Inc. (Retail)	2,442	79,682
Cullen/Frost Bankers, Inc. (Banks)	999	76,334
Cypress Semiconductor Corp. (Semiconductors)	2,775	26,279
Cytec Industries, Inc. (Chemicals)	666	63,483
Dean Foods Co. (Food)	3,108	49,231
DeVry, Inc. (Commercial Services)	1,887	84,972
Dick’s Sporting Goods, Inc. (Retail)	3,330	175,358
Diebold, Inc. (Computers)	1,221	45,922
Domtar Corp. (Forest Products & Paper)	1,110	103,630
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,776	74,752
Dresser-Rand Group, Inc.* (Oil & Gas Services)	999	60,380
DST Systems, Inc. (Computers)	444	40,932
Duke Realty Corp. (REIT)	6,660	116,683
Eaton Vance Corp. (Diversified Financial Services)	1,554	56,053
Energen Corp. (Oil & Gas)	999	77,832
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,110	123,976
Equinix, Inc.* (Internet)	666	125,081
Equity One, Inc. (REIT)	1,221	27,509
Esterline Technologies Corp.* (Aerospace/Defense)	999	108,911
Everest Re Group, Ltd. (Insurance)	1,554	245,579
Exelis, Inc. (Aerospace/Defense)	6,216	115,245
FactSet Research Systems, Inc. (Media)	444	47,286
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,107	52,282
Federal Realty Investment Trust (REIT)	1,110	130,469
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,554	44,351
Fidelity National Title Group, Inc. - Class A (Insurance)	9,102	292,902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First American Financial Corp. (Insurance)	3,441	$91,531
First Horizon National Corp. (Banks)	7,770	89,277
First Niagara Financial Group, Inc. (Savings & Loans)	11,655	103,963
FirstMerit Corp. (Banks)	2,664	51,655
Flowers Foods, Inc. (Food)	1,776	36,444
Foot Locker, Inc. (Retail)	4,773	222,088
Fortinet, Inc.* (Computers)	2,775	60,995
FTI Consulting, Inc.* (Commercial Services)	555	19,037
Fulton Financial Corp. (Banks)	6,327	77,126
GATX Corp. (Trucking & Leasing)	1,554	101,989
General Cable Corp. (Electrical Components & Equipment)	1,665	42,657
Granite Construction, Inc. (Engineering & Construction)	1,221	45,641
Great Plains Energy, Inc. (Electric)	5,106	136,994
Greenhill & Co., Inc. (Diversified Financial Services)	444	22,267
Greif, Inc. - Class A (Packaging & Containers)	999	54,136
GUESS?, Inc. (Retail)	1,998	53,766
Hancock Holding Co. (Banks)	2,664	89,857
Hanover Insurance Group, Inc. (Insurance)	1,443	84,343
Harsco Corp. (Miscellaneous Manufacturing)	1,443	34,531
Hawaiian Electric Industries, Inc. (Electric)	3,330	79,887
HCC Insurance Holdings, Inc. (Insurance)	3,330	152,980
Health Net, Inc.* (Healthcare - Services)	2,664	91,455
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,219	77,385
Henry Schein, Inc.* (Healthcare - Products)	1,221	139,474
Herman Miller, Inc. (Office Furnishings)	666	20,533
Highwoods Properties, Inc. (REIT)	1,665	67,183
Hill-Rom Holdings, Inc. (Healthcare - Products)	888	33,176
Hillshire Brands Co. (Food)	3,996	142,457
HMS Holdings Corp.* (Commercial Services)	999	16,154
HollyFrontier Corp. (Oil & Gas)	6,549	344,411
Hologic, Inc.* (Healthcare - Products)	3,663	76,868
Home Properties, Inc. (REIT)	1,887	116,239
Hospitality Properties Trust (REIT)	4,884	146,764
HSN, Inc. (Retail)	1,110	64,424
Hubbell, Inc. - Class B (Electrical Components & Equipment)	777	91,469
Huntington Ingalls Industries, Inc. (Shipbuilding)	777	80,031
IDACORP, Inc. (Electric)	1,665	93,473
IDEXX Laboratories, Inc.* (Healthcare - Products)	666	84,209
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	5,106	137,658
Ingredion, Inc. (Food)	2,442	172,040
Integrated Device Technology, Inc.* (Semiconductors)	1,665	19,431
InterDigital, Inc. (Telecommunications)	888	30,831
International Bancshares Corp. (Banks)	1,887	43,326
International Rectifier Corp.* (Semiconductors)	2,331	60,699
International Speedway Corp. - Class A (Entertainment)	888	27,919
Intersil Corp. - Class A (Semiconductors)	4,218	52,050
Intrepid Potash, Inc.* (Chemicals)	1,776	28,949
Itron, Inc.* (Electronics)	1,332	50,616
ITT Corp. (Miscellaneous Manufacturing)	1,776	76,617
J.C. Penney Co., Inc.* (Retail)	9,990	85,115
Janus Capital Group, Inc. (Diversified Financial Services)	4,995	60,589
JDS Uniphase Corp.* (Telecommunications)	2,775	35,159
JetBlue Airways Corp.* (Airlines)	7,437	58,789
John Wiley & Sons, Inc. (Media)	1,554	89,292
Jones Lang LaSalle, Inc. (Real Estate)	1,443	167,229
KB Home (Home Builders)	2,775	45,815
KBR, Inc. (Engineering & Construction)	4,884	123,907
Kemper Corp. (Insurance)	1,665	65,618
Kennametal, Inc. (Hand/Machine Tools)	1,554	72,618
Kilroy Realty Corp. (REIT)	1,443	85,960
Knowles Corp.* (Electronics)	1,665	46,503
Lamar Advertising Co.* - Class A (Advertising)	777	38,788
Lancaster Colony Corp. (Food)	333	31,595
Landstar System, Inc. (Transportation)	888	55,935
Leidos Holdings, Inc. (Commercial Services)	2,442	90,940
Lennox International, Inc. (Building Materials)	444	37,221
Lexmark International, Inc. - Class A (Computers)	1,998	85,914
Liberty Property Trust (REIT)	2,442	91,575
Life Time Fitness, Inc.* (Leisure Time)	1,221	58,608
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,554	86,900
Louisiana-Pacific Corp.* (Building Materials)	2,442	40,024
M.D.C. Holdings, Inc. (Home Builders)	1,332	36,763
Mack-Cali Realty Corp. (REIT)	2,886	58,788
Mallinckrodt PLC* (Pharmaceuticals)	1,887	134,411
Manpower, Inc. (Commercial Services)	2,664	216,689
Martin Marietta Materials (Building Materials)	777	96,605
Matthews International Corp. - Class A (Commercial Services)	555	22,394
MDU Resources Group, Inc. (Electric)	6,216	220,171
Mednax, Inc.* (Healthcare - Services)	1,110	65,768
Mercury General Corp. (Insurance)	1,221	58,437
Meredith Corp. (Media)	444	19,567
Micros Systems, Inc.* (Computers)	888	45,732
Mid-America Apartment Communities, Inc. (REIT)	1,443	100,505
Minerals Technologies, Inc. (Chemicals)	444	26,414
MSA Safety, Inc. (Machinery - Construction & Mining)	444	23,421
MSC Industrial Direct Co. - Class A (Retail)	777	70,754

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Murphy USA, Inc.* (Oil & Gas)	1,443	$61,328
National Fuel Gas Co. (Gas)	1,554	114,437
National Instruments Corp. (Electronics)	1,110	30,314
National Retail Properties, Inc. (REIT)	3,996	136,383
NCR Corp.* (Computers)	2,442	74,505
New York Community Bancorp (Savings & Loans)	14,541	224,076
NewMarket Corp. (Chemicals)	111	41,328
NVR, Inc.* (Home Builders)	111	119,547
Office Depot, Inc.* (Retail)	9,102	37,227
OGE Energy Corp. (Electric)	6,549	244,473
Olin Corp. (Chemicals)	2,664	74,858
Omnicare, Inc. (Pharmaceuticals)	1,998	118,422
ONE Gas, Inc. (Pipelines)	1,665	60,906
Oshkosh Truck Corp. (Auto Manufacturers)	2,775	154,040
Owens & Minor, Inc. (Distribution/Wholesale)	2,109	70,736
Plantronics, Inc. (Telecommunications)	555	24,181
PNM Resources, Inc. (Electric)	2,664	73,740
Polycom, Inc.* (Telecommunications)	4,551	55,977
Post Holdings, Inc.* (Food)	1,221	63,809
Potlatch Corp. (REIT)	666	25,461
Primerica, Inc. (Insurance)	1,776	81,500
Prosperity Bancshares, Inc. (Banks)	777	45,843
Protective Life Corp. (Insurance)	2,553	130,586
Questar Corp. (Gas)	2,997	72,767
R.R. Donnelley & Sons Co. (Commercial Services)	2,442	42,979
Raymond James Financial Corp. (Diversified Financial Services)	4,107	204,118
Rayonier, Inc. (REIT)	2,442	110,134
Realty Income Corp. (REIT)	7,215	313,492
Regal-Beloit Corp. (Hand/Machine Tools)	1,443	107,836
Regency Centers Corp. (REIT)	1,665	87,296
Reinsurance Group of America, Inc. (Insurance)	2,331	178,811
Reliance Steel & Aluminum Co. (Iron/Steel)	2,553	180,804
RenaissanceRe Holdings (Insurance)	999	101,109
Rent-A-Center, Inc. (Commercial Services)	1,776	51,877
ResMed, Inc. (Healthcare - Products)	1,665	83,000
RF Micro Devices, Inc.* (Telecommunications)	9,324	78,695
Riverbed Technology, Inc.* (Computers)	2,220	43,179
Rock-Tenn Co. - Class A (Packaging & Containers)	1,332	127,353
Rollins, Inc. (Commercial Services)	777	23,372
Rovi Corp.* (Semiconductors)	3,219	71,752
Royal Gold, Inc. (Mining)	2,109	139,615
RPM, Inc. (Chemicals)	1,998	85,235
Science Applications International Corp. (Commercial Services)	1,332	51,948
Semtech Corp.* (Semiconductors)	1,110	26,618
Senior Housing Properties Trust (REIT)	3,441	80,760
Sensient Technologies Corp. (Chemicals)	1,665	89,993
Service Corp. International (Commercial Services)	2,886	54,170
Signet Jewelers, Ltd. (Retail)	1,221	123,712
Silgan Holdings, Inc. (Packaging & Containers)	1,443	71,789
Silicon Laboratories, Inc.* (Semiconductors)	1,332	59,873
Sirona Dental Systems, Inc.* (Healthcare - Products)	777	58,446
Skyworks Solutions, Inc.* (Semiconductors)	2,220	91,131
SL Green Realty Corp. (REIT)	3,108	325,439
Solera Holdings, Inc. (Software)	777	50,334
Sonoco Products Co. (Packaging & Containers)	3,330	140,126
SPX Corp. (Miscellaneous Manufacturing)	1,443	146,955
StanCorp Financial Group, Inc. (Insurance)	1,443	88,167
Steel Dynamics, Inc. (Iron/Steel)	7,326	133,846
STERIS Corp. (Healthcare - Products)	777	37,335
SunEdison, Inc.* (Semiconductors)	2,553	49,094
Superior Energy Services, Inc. (Oil & Gas Services)	5,217	171,743
Synopsys, Inc.* (Computers)	2,886	108,572
Taubman Centers, Inc. (REIT)	999	72,767
TCF Financial Corp. (Banks)	5,439	85,392
Tech Data Corp.* (Electronics)	1,221	76,300
Techne Corp. (Healthcare - Products)	444	39,654
Teleflex, Inc. (Healthcare - Products)	666	67,992
Telephone & Data Systems, Inc. (Telecommunications)	3,219	87,525
Teradyne, Inc.* (Semiconductors)	6,327	111,799
The Brink’s Co. (Commercial Services)	1,554	39,534
The Cheesecake Factory, Inc. (Retail)	555	24,914
The Cooper Cos., Inc. (Healthcare - Products)	555	73,210
The New York Times Co. - Class A (Media)	4,107	66,041
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	777	47,560
The Timken Co. (Metal Fabricate/Hardware)	2,553	161,043
The Valspar Corp. (Chemicals)	1,110	81,074
Thor Industries, Inc. (Home Builders)	777	47,296
Thoratec Corp.* (Healthcare - Products)	888	29,109
Tibco Software, Inc.* (Internet)	2,220	43,579
Tidewater, Inc. (Transportation)	1,665	84,798
Tootsie Roll Industries, Inc. (Food)	333	9,387
Triumph Group, Inc. (Aerospace/Defense)	1,776	115,103
Trustmark Corp. (Banks)	2,220	50,771
tw telecom, Inc.* (Telecommunications)	2,109	64,725
UDR, Inc. (REIT)	4,773	123,430
UGI Corp. (Gas)	3,774	176,209
Unit Corp.* (Oil & Gas)	1,443	95,166
United Natural Foods, Inc.* (Food)	1,665	114,935
Universal Corp. (Agriculture)	777	42,401
URS Corp. (Engineering & Construction)	2,331	109,837
UTI Worldwide, Inc. (Transportation)	2,997	29,341
Valley National Bancorp (Banks)	6,549	65,621
Valmont Industries, Inc. (Metal Fabricate/Hardware)	444	66,116
VCA Antech, Inc.* (Pharmaceuticals)	1,443	44,199

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vectren Corp. (Gas)	2,664	$108,078
VeriFone Systems, Inc.* (Software)	3,663	122,491
Vishay Intertechnology, Inc. (Electronics)	4,440	63,137
W.R. Berkley Corp. (Insurance)	3,441	152,230
Waste Connections, Inc. (Environmental Control)	1,443	64,444
Watsco, Inc. (Distribution/Wholesale)	555	57,115
Webster Financial Corp. (Banks)	1,221	36,801
Weingarten Realty Investors (REIT)	1,998	62,338
WellCare Health Plans, Inc.* (Healthcare - Services)	1,443	97,359
Werner Enterprises, Inc. (Transportation)	1,554	39,782
Westamerica Bancorp (Banks)	444	22,564
Westar Energy, Inc. (Electric)	4,218	151,342
WGL Holdings, Inc. (Gas)	1,665	66,250
Whitewave Foods Co.* (Food)	2,664	73,766
Williams-Sonoma, Inc. (Retail)	1,110	69,730
Woodward, Inc. (Electronics)	1,110	49,761
World Fuel Services Corp. (Retail)	2,331	106,154
WPX Energy, Inc.* (Oil & Gas)	6,660	141,724
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	666	46,247
TOTAL COMMON STOCKS (Cost $22,046,778)		25,175,644

TOTAL INVESTMENT SECURITIES (Cost $22,046,778) - 100.2%		25,175,644
Net other assets (liabilities) - (0.2)%		(44,159)

NET ASSETS - 100.0%		$25,131,485

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$38,788	0.2%
Aerospace/Defense	419,300	1.7%
Agriculture	42,401	0.2%
Airlines	58,789	0.2%
Auto Manufacturers	154,040	0.6%
Banks	845,002	3.4%
Biotechnology	82,058	0.3%
Building Materials	173,849	0.7%
Chemicals	921,290	3.7%
Commercial Services	947,389	3.8%
Computers	554,111	2.2%
Distribution/Wholesale	454,486	1.8%
Diversified Financial Services	387,378	1.5%
Electric	1,402,620	5.6%
Electrical Components & Equipment	258,102	1.0%
Electronics	512,917	2.0%
Engineering & Construction	383,745	1.5%
Entertainment	83,812	0.3%
Environmental Control	171,004	0.7%
Food	693,663	2.8%
Forest Products & Paper	103,630	0.4%
Gas	707,704	2.8%
Hand/Machine Tools	180,454	0.7%
Healthcare - Products	722,473	2.9%
Healthcare - Services	484,478	1.9%
Home Builders	249,421	1.0%
Household Products/Wares	185,442	0.7%
Insurance	2,334,115	9.3%
Internet	282,706	1.1%
Iron/Steel	523,512	2.1%
Leisure Time	58,608	0.2%
Machinery - Construction & Mining	23,421	0.1%
Machinery - Diversified	206,997	0.8%
Media	222,186	0.9%
Metal Fabricate/Hardware	227,159	0.9%
Mining	200,621	0.8%
Miscellaneous Manufacturing	583,766	2.3%
Office Furnishings	20,533	0.1%
Oil & Gas	967,233	3.8%
Oil & Gas Services	309,508	1.2%
Packaging & Containers	393,404	1.6%
Pharmaceuticals	297,032	1.2%
Pipelines	60,906	0.2%
Real Estate	167,229	0.7%
REIT	3,105,978	12.5%
Retail	1,717,705	6.8%
Savings & Loans	364,836	1.5%
Semiconductors	727,142	2.9%
Shipbuilding	80,031	0.3%
Software	253,691	1.0%
Telecommunications	399,501	1.6%
Transportation	252,294	1.0%
Trucking & Leasing	101,989	0.4%
Water	75,195	0.3%
Other **	(44,159)	(0.2)%
Total	$25,131,485	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (99.1%)
3D Systems Corp.* (Computers)	969	$45,872
ACI Worldwide, Inc.* (Software)	408	23,317
Acuity Brands, Inc. (Electrical Components & Equipment)	408	50,825
Acxiom Corp.* (Software)	765	21,604
ADTRAN, Inc. (Telecommunications)	255	5,720
Advance Auto Parts, Inc. (Retail)	408	49,487
Advanced Micro Devices, Inc.* (Semiconductors)	2,907	11,890
Advent Software, Inc. (Software)	408	11,759
Affiliated Managers Group, Inc.* (Diversified Financial Services)	510	101,082
Alaska Air Group, Inc. (Airlines)	714	67,173
Albemarle Corp. (Chemicals)	408	27,352
Alexander & Baldwin, Inc. (Real Estate)	408	15,222
Align Technology, Inc.* (Healthcare - Products)	714	35,978
Alliant Techsystems, Inc. (Aerospace/Defense)	153	22,066
Allscripts Healthcare Solutions, Inc.* (Software)	867	13,196
AMC Networks, Inc.* - Class A (Media)	612	40,190
ANSYS, Inc.* (Software)	918	70,052
AptarGroup, Inc. (Miscellaneous Manufacturing)	357	24,069
Aqua America, Inc. (Water)	867	21,753
Arthur J. Gallagher & Co. (Insurance)	867	39,032
Associated Banc-Corp. (Banks)	1,632	28,642
Atmel Corp.* (Semiconductors)	1,836	14,266
Bally Technologies, Inc.* (Entertainment)	408	26,565
BancorpSouth, Inc. (Banks)	867	20,253
Bank of Hawaii Corp. (Banks)	204	11,255
BE Aerospace, Inc.* (Aerospace/Defense)	969	85,049
Bill Barrett Corp.* (Oil & Gas)	255	6,038
Bob Evans Farms, Inc. (Retail)	102	4,781
Brinker International, Inc. (Retail)	663	32,580
Broadridge Financial Solutions, Inc. (Software)	1,224	46,928
Brown & Brown, Inc. (Insurance)	612	18,225
Brunswick Corp. (Leisure Time)	918	36,894
Cabela’s, Inc.* (Retail)	204	13,384
Cadence Design Systems, Inc.* (Computers)	1,938	30,155
CARBO Ceramics, Inc. (Oil & Gas Services)	204	28,542
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	357	29,363
Carpenter Technology Corp. (Iron/Steel)	306	19,217
Carter’s, Inc. (Apparel)	561	41,323
Cathay Bancorp, Inc. (Banks)	765	18,054
CBOE Holdings, Inc. (Diversified Financial Services)	867	46,263
Charles River Laboratories International, Inc.* (Biotechnology)	459	24,657
Chico’s FAS, Inc. (Retail)	714	11,338
Church & Dwight, Inc. (Household Products/Wares)	765	52,793
Ciena Corp.* (Telecommunications)	1,071	21,173
Cimarex Energy Co. (Oil & Gas)	561	66,827
Cinemark Holdings, Inc. (Entertainment)	459	13,596
City National Corp. (Banks)	459	33,310
Clarcor, Inc. (Miscellaneous Manufacturing)	255	14,729
Commerce Bancshares, Inc. (Banks)	357	15,522
CommVault Systems, Inc.* (Software)	459	22,216
Compass Minerals International, Inc. (Mining)	153	14,015
Compuware Corp. (Software)	918	9,510
Concur Technologies, Inc.* (Software)	459	36,936
Conversant, Inc.* (Software)	612	14,957
Con-way, Inc. (Transportation)	255	10,832
Copart, Inc.* (Retail)	1,122	40,695
CoreLogic, Inc.* (Commercial Services)	918	25,732
Covance, Inc.* (Healthcare - Services)	561	49,525
Crane Co. (Miscellaneous Manufacturing)	255	18,546
Cree, Inc.* (Semiconductors)	1,224	57,735
Cubist Pharmaceuticals, Inc.* (Biotechnology)	765	53,596
Cullen/Frost Bankers, Inc. (Banks)	204	15,588
Cypress Semiconductor Corp. (Semiconductors)	561	5,313
Cytec Industries, Inc. (Chemicals)	153	14,584
Deckers Outdoor Corp.* (Apparel)	357	28,185
Deluxe Corp. (Commercial Services)	510	28,025
Diebold, Inc. (Computers)	255	9,591
Domino’s Pizza, Inc. (Retail)	561	41,727
Donaldson Co., Inc. (Miscellaneous Manufacturing)	816	34,345
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	714	17,157
Dresser-Rand Group, Inc.* (Oil & Gas Services)	459	27,742
Dril-Quip, Inc.* (Oil & Gas Services)	408	46,153
DST Systems, Inc. (Computers)	153	14,105
Duke Realty Corp. (REIT)	1,224	21,444
Eagle Materials, Inc. (Building Materials)	510	42,498
East West Bancorp, Inc. (Banks)	1,428	49,279
Eaton Vance Corp. (Diversified Financial Services)	765	27,594
Endo International PLC* (Pharmaceuticals)	1,377	86,676
Energen Corp. (Oil & Gas)	408	31,787
Energizer Holdings, Inc. (Electrical Components & Equipment)	306	34,177
Equinix, Inc.* (Internet)	306	57,471
Equity One, Inc. (REIT)	255	5,745
Extra Space Storage, Inc. (REIT)	1,122	58,715
FactSet Research Systems, Inc. (Media)	255	27,158
Fair Isaac Corp. (Software)	357	20,420
Federal Realty Investment Trust (REIT)	357	41,962
Federated Investors, Inc. - Class B (Diversified Financial Services)	459	13,100
FEI Co. (Electronics)	408	32,444
FirstMerit Corp. (Banks)	816	15,822
Flowers Foods, Inc. (Food)	1,224	25,116
Fortinet, Inc.* (Computers)	510	11,210

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fortune Brands Home & Security, Inc. (Building Materials)	1,683	$67,068
FTI Consulting, Inc.* (Commercial Services)	204	6,997
Gartner Group, Inc.* (Commercial Services)	918	63,286
Genesee & Wyoming, Inc.* - Class A (Transportation)	510	50,495
Gentex Corp. (Electronics)	1,479	42,403
Global Payments, Inc. (Commercial Services)	714	47,717
Graco, Inc. (Machinery - Diversified)	612	44,370
Greenhill & Co., Inc. (Diversified Financial Services)	153	7,673
Gulfport Energy Corp.* (Oil & Gas)	867	63,872
Hanesbrands, Inc. (Apparel)	1,020	83,732
Harsco Corp. (Miscellaneous Manufacturing)	357	8,543
Henry Schein, Inc.* (Healthcare - Products)	459	52,432
Herman Miller, Inc. (Office Furnishings)	357	11,006
Highwoods Properties, Inc. (REIT)	408	16,463
Hill-Rom Holdings, Inc. (Healthcare - Products)	306	11,432
HMS Holdings Corp.* (Commercial Services)	561	9,071
HNI Corp. (Office Furnishings)	459	16,171
Hologic, Inc.* (Healthcare - Products)	1,632	34,248
Hubbell, Inc. - Class B (Electrical Components & Equipment)	306	36,022
Huntington Ingalls Industries, Inc. (Shipbuilding)	255	26,265
IDEX Corp. (Machinery - Diversified)	816	60,849
IDEXX Laboratories, Inc.* (Healthcare - Products)	306	38,691
Informatica Corp.* (Software)	1,071	37,967
Integrated Device Technology, Inc.* (Semiconductors)	867	10,118
InterDigital, Inc. (Telecommunications)	153	5,312
ITT Corp. (Miscellaneous Manufacturing)	357	15,401
J.B. Hunt Transport Services, Inc. (Transportation)	918	69,860
Jack Henry & Associates, Inc. (Computers)	867	47,824
Jarden Corp.* (Household Products/Wares)	1,224	69,952
JDS Uniphase Corp.* (Telecommunications)	1,479	18,739
Kate Spade & Co.* (Apparel)	1,224	42,558
Kennametal, Inc. (Hand/Machine Tools)	306	14,299
Kilroy Realty Corp. (REIT)	357	21,266
Kirby Corp.* (Transportation)	561	56,448
Knowles Corp.* (Electronics)	357	9,971
Lamar Advertising Co.* - Class A (Advertising)	408	20,367
Lancaster Colony Corp. (Food)	102	9,678
Landstar System, Inc. (Transportation)	204	12,850
Lennox International, Inc. (Building Materials)	306	25,652
Liberty Property Trust (REIT)	714	26,775
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	816	54,517
LKQ Corp.* (Distribution/Wholesale)	3,009	87,622
Louisiana-Pacific Corp.* (Building Materials)	663	10,867
Martin Marietta Materials (Building Materials)	204	25,363
Masimo Corp.* (Healthcare - Products)	510	13,648
Matthews International Corp. - Class A (Commercial Services)	102	4,116
Mednax, Inc.* (Healthcare - Services)	663	39,283
Mentor Graphics Corp. (Computers)	969	20,058
Meredith Corp. (Media)	255	11,238
Mettler Toledo International, Inc.* (Electronics)	306	71,335
Micros Systems, Inc.* (Computers)	459	23,639
Mid-America Apartment Communities, Inc. (REIT)	306	21,313
Minerals Technologies, Inc. (Chemicals)	204	12,136
MSA Safety, Inc. (Machinery - Construction & Mining)	153	8,071
MSC Industrial Direct Co. - Class A (Retail)	255	23,220
MSCI, Inc.* - Class A (Software)	1,173	47,553
National Fuel Gas Co. (Gas)	357	26,290
National Instruments Corp. (Electronics)	612	16,714
NCR Corp.* (Computers)	918	28,008
NeuStar, Inc.* - Class A (Telecommunications)	612	15,741
NewMarket Corp. (Chemicals)	51	18,988
Nordson Corp. (Machinery - Diversified)	612	45,502
NVR, Inc.* (Home Builders)	51	54,928
Oceaneering International, Inc. (Oil & Gas Services)	1,071	78,482
Office Depot, Inc.* (Retail)	2,091	8,552
Oil States International, Inc.* (Oil & Gas Services)	510	49,541
Old Dominion Freight Line, Inc.* (Transportation)	714	43,290
Old Republic International Corp. (Insurance)	2,448	40,540
OMEGA Healthcare Investors, Inc. (REIT)	1,224	42,572
Omnicare, Inc. (Pharmaceuticals)	408	24,182
Packaging Corp. of America (Packaging & Containers)	969	64,564
PacWest Bancorp (Banks)	969	38,150
Panera Bread Co.* - Class A (Retail)	255	39,007
Patterson-UTI Energy, Inc. (Oil & Gas)	1,428	46,453
Plantronics, Inc. (Telecommunications)	255	11,110
Polaris Industries, Inc. (Leisure Time)	663	89,061
PolyOne Corp. (Chemicals)	1,632	61,152
Potlatch Corp. (REIT)	204	7,799
Prosperity Bancshares, Inc. (Banks)	306	18,054
PTC, Inc.* (Software)	1,173	41,489
Questar Corp. (Gas)	816	19,812
R.R. Donnelley & Sons Co. (Commercial Services)	1,224	21,542
Rackspace Hosting, Inc.* (Internet)	1,173	34,040
Rayonier, Inc. (REIT)	510	23,001
Regency Centers Corp. (REIT)	408	21,391
RenaissanceRe Holdings (Insurance)	102	10,323
ResMed, Inc. (Healthcare - Products)	918	45,762

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Riverbed Technology, Inc.* (Computers)	918	$17,855
Rock-Tenn Co. - Class A (Packaging & Containers)	306	29,257
Rollins, Inc. (Commercial Services)	408	12,273
Rosetta Resources, Inc.* (Oil & Gas)	612	28,972
RPM, Inc. (Chemicals)	714	30,459
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	612	67,320
SEI Investments Co. (Commercial Services)	1,428	46,239
Semtech Corp.* (Semiconductors)	357	8,561
Senior Housing Properties Trust (REIT)	867	20,348
Service Corp. International (Commercial Services)	1,224	22,974
Signature Bank* (Banks)	459	54,537
Signet Jewelers, Ltd. (Retail)	459	46,507
Sirona Dental Systems, Inc.* (Healthcare - Products)	306	23,017
Skyworks Solutions, Inc.* (Semiconductors)	1,224	50,245
SLM Corp.* (Diversified Financial Services)	4,182	38,725
SM Energy Co. (Oil & Gas)	663	49,148
Smith Corp. (Miscellaneous Manufacturing)	765	35,771
Solarwinds, Inc.* (Software)	663	26,732
Solera Holdings, Inc. (Software)	459	29,734
Sotheby’s - Class A (Commercial Services)	714	30,031
STERIS Corp. (Healthcare - Products)	357	17,154
SunEdison, Inc.* (Semiconductors)	1,683	32,364
SUPERVALU, Inc.* (Food)	1,989	13,903
SVB Financial Group* (Banks)	459	48,971
Synopsys, Inc.* (Computers)	663	24,942
Synovus Financial Corp. (Banks)	9,741	31,269
Taubman Centers, Inc. (REIT)	306	22,289
Techne Corp. (Healthcare - Products)	204	18,219
Teleflex, Inc. (Healthcare - Products)	204	20,826
Tempur-Pedic International, Inc.* (Home Furnishings)	612	30,710
Terex Corp. (Machinery - Diversified)	1,122	48,571
The Cheesecake Factory, Inc. (Retail)	306	13,736
The Cooper Cos., Inc. (Healthcare - Products)	306	40,364
The Corporate Executive Board Co. (Commercial Services)	357	24,640
The Hain Celestial Group, Inc.* (Food)	510	43,871
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	204	12,487
The Valspar Corp. (Chemicals)	459	33,525
The Wendy’s Co. (Retail)	2,652	22,038
Thor Industries, Inc. (Home Builders)	204	12,417
Thoratec Corp.* (Healthcare - Products)	306	10,031
Tibco Software, Inc.* (Internet)	867	17,019
Toll Brothers, Inc.* (Home Builders)	1,581	54,133
Tootsie Roll Industries, Inc. (Food)	102	2,875
Towers Watson & Co. - Class A (Commercial Services)	663	74,403
Trimble Navigation, Ltd.* (Electronics)	2,601	99,956
Trinity Industries, Inc. (Miscellaneous Manufacturing)	765	57,422
Tupperware Corp. (Household Products/Wares)	510	43,304
tw telecom, Inc.* (Telecommunications)	765	23,478
UDR, Inc. (REIT)	1,071	27,696
Umpqua Holdings Corp. (Banks)	1,734	28,836
United Rentals, Inc.* (Commercial Services)	918	86,136
United Therapeutics Corp.* (Biotechnology)	459	45,905
Universal Health Services, Inc. - Class B (Healthcare - Services)	918	75,083
Valmont Industries, Inc. (Metal Fabricate/Hardware)	153	22,783
VCA Antech, Inc.* (Pharmaceuticals)	459	14,059
Wabtec Corp. (Machinery - Diversified)	969	72,239
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	867	58,479
Washington Federal, Inc. (Savings & Loans)	1,020	22,012
Waste Connections, Inc. (Environmental Control)	816	36,443
Watsco, Inc. (Distribution/Wholesale)	102	10,497
Webster Financial Corp. (Banks)	510	15,371
Weingarten Realty Investors (REIT)	510	15,912
Westamerica Bancorp (Banks)	102	5,184
WEX, Inc.* (Commercial Services)	408	39,156
Whitewave Foods Co.* (Food)	918	25,419
Williams-Sonoma, Inc. (Retail)	561	35,242
Woodward, Inc. (Electronics)	255	11,432
Worthington Industries, Inc. (Metal Fabricate/Hardware)	510	18,768
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	306	21,249
TOTAL COMMON STOCKS (Cost $4,742,379)		7,874,174

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $4,769,379) - 99.4%		7,901,174
Net other assets (liabilities) - 0.6%		47,989

NET ASSETS - 100.0%		$7,949,163

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$20,367	0.3%
Aerospace/Defense	107,115	1.3%
Airlines	67,173	0.8%
Apparel	195,799	2.5%
Banks	448,098	5.5%
Biotechnology	124,158	1.6%
Building Materials	171,448	2.2%
Chemicals	198,196	2.5%
Commercial Services	542,336	6.8%
Computers	273,259	3.4%
Distribution/Wholesale	98,119	1.2%
Diversified Financial Services	292,916	3.7%
Electrical Components & Equipment	121,024	1.5%
Electronics	284,255	3.6%
Entertainment	57,318	0.7%
Environmental Control	36,443	0.5%
Food	120,862	1.5%
Gas	46,102	0.6%
Hand/Machine Tools	68,816	0.9%
Healthcare - Products	361,802	4.6%
Healthcare - Services	163,891	2.1%
Home Builders	121,478	1.5%
Home Furnishings	30,710	0.4%
Household Products/Wares	178,535	2.2%
Insurance	108,120	1.4%
Internet	108,530	1.4%
Iron/Steel	19,217	0.2%
Leisure Time	125,955	1.6%
Machinery - Construction & Mining	8,071	0.1%
Machinery - Diversified	292,780	3.7%
Media	78,585	1.0%
Metal Fabricate/Hardware	41,551	0.5%
Mining	14,015	0.2%
Miscellaneous Manufacturing	238,189	3.0%
Office Furnishings	27,177	0.3%
Oil & Gas	293,097	3.7%
Oil & Gas Services	230,461	2.9%
Packaging & Containers	93,821	1.2%
Pharmaceuticals	192,237	2.4%
Real Estate	15,222	0.2%
REIT	394,691	4.9%
Retail	382,294	4.8%
Savings & Loans	22,012	0.3%
Semiconductors	190,492	2.4%
Shipbuilding	26,265	0.3%
Software	474,371	6.0%
Telecommunications	101,273	1.3%
Transportation	243,775	3.1%
Water	21,753	0.3%
Other **	74,989	0.9%
Total	$7,949,163	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (96.7%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	561	$6,889
AAR Corp. (Aerospace/Defense)	1,326	34,343
Abaxis, Inc.* (Healthcare - Products)	357	14,498
ABM Industries, Inc. (Commercial Services)	1,734	46,974
Acadia Realty Trust (REIT)	1,224	33,207
Aceto Corp. (Chemicals)	144	3,151
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,530	51,805
Aegion Corp.* (Engineering & Construction)	1,275	32,500
Aeropostale, Inc.* (Retail)	2,601	12,927
Aerovironment, Inc.* (Aerospace/Defense)	408	13,778
Affymetrix, Inc.* (Healthcare - Products)	1,275	9,473
Agilysys, Inc.* (Computers)	204	2,558
Agree Realty Corp. (REIT)	510	15,234
AK Steel Holding Corp.* (Iron/Steel)	2,958	20,706
Albany International Corp. - Class A (Machinery - Diversified)	561	20,185
Albany Molecular Research, Inc.* (Commercial Services)	153	2,457
ALLETE, Inc. (Electric)	1,275	65,994
Alliance One International, Inc.* (Agriculture)	2,754	7,078
Almost Family, Inc.* (Healthcare - Services)	255	5,475
AMCOL International Corp. (Mining)	816	37,414
Amedisys, Inc.* (Healthcare - Services)	1,071	14,598
American Assets Trust, Inc. (REIT)	561	19,046
American Science & Engineering, Inc. (Electronics)	153	10,282
American States Water Co. (Water)	765	23,225
American Woodmark Corp.* (Home Furnishings)	204	6,122
Amerisafe, Inc. (Insurance)	204	8,701
AMN Healthcare Services, Inc.* (Commercial Services)	1,530	19,094
AmSurg Corp.* (Healthcare - Services)	357	15,462
Analogic Corp. (Electronics)	204	15,316
Anixter International, Inc. (Telecommunications)	867	84,948
Annie’s, Inc.* (Food)	306	9,948
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,377	65,985
Approach Resources, Inc.* (Oil & Gas)	1,173	24,340
Arch Coal, Inc. (Coal)	7,089	32,468
Arkansas Best Corp. (Transportation)	408	16,083
ArQule, Inc.* (Biotechnology)	816	1,322
ARRIS Group, Inc.* (Telecommunications)	1,275	33,264
Associated Estates Realty Corp. (REIT)	1,275	21,395
Astec Industries, Inc. (Machinery - Construction & Mining)	612	24,449
Atlantic Tele-Network, Inc. (Telecommunications)	306	18,106
Atlas Air Worldwide Holdings, Inc.* (Transportation)	816	28,552
ATMI, Inc. (Semiconductors)	702	23,868
Avista Corp. (Electric)	1,989	63,946
B&G Foods, Inc. - Class A (Food)	918	30,110
Badger Meter, Inc. (Electronics)	255	12,635
Bank Mutual Corp. (Savings & Loans)	561	3,377
Banner Corp. (Banks)	663	26,216
Barnes & Noble, Inc.* (Retail)	1,224	20,074
Barnes Group, Inc. (Miscellaneous Manufacturing)	663	25,539
Basic Energy Services, Inc.* (Oil & Gas Services)	408	10,779
Bel Fuse, Inc. - Class B (Electronics)	306	6,659
Benchmark Electronics, Inc.* (Electronics)	1,785	41,376
Big 5 Sporting Goods Corp. (Retail)	612	7,473
Biglari Holdings, Inc.* (Retail)	51	21,880
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	459	11,659
BJ’s Restaurants, Inc.* (Retail)	816	23,297
Black Box Corp. (Telecommunications)	510	10,843
Blue Nile, Inc.* (Internet)	204	7,085
Blyth, Inc. (Household Products/Wares)	306	2,867
Boise Cascade Co.* (Building Materials)	1,071	26,796
Bottomline Technologies, Inc.* (Software)	612	19,363
Boyd Gaming Corp.* (Lodging)	1,275	15,070
Brady Corp. - Class A (Electronics)	1,020	26,306
Briggs & Stratton Corp. (Machinery - Diversified)	1,581	33,786
Bristow Group, Inc. (Transportation)	663	50,918
Brookline Bancorp, Inc. (Savings & Loans)	2,346	21,302
Brooks Automation, Inc. (Semiconductors)	2,244	22,956
Brown Shoe Co., Inc. (Retail)	1,377	32,483
Cabot Microelectronics Corp.* (Semiconductors)	459	19,907
CACI International, Inc.* - Class A (Computers)	765	53,283
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	612	7,454
Calavo Growers, Inc. (Food)	255	7,928
Calgon Carbon Corp.* (Environmental Control)	816	16,344
Callaway Golf Co. (Leisure Time)	2,550	22,211
Cal-Maine Foods, Inc. (Food)	510	30,411
Capstead Mortgage Corp. (REIT)	3,213	41,062
Cardinal Financial Corp. (Banks)	561	9,425
Career Education Corp.* (Commercial Services)	1,938	13,992
Casey’s General Stores, Inc. (Retail)	612	42,020
Cash America International, Inc. (Diversified Financial Services)	918	39,979
Cbeyond, Inc.* (Telecommunications)	918	9,079
CDI Corp. (Commercial Services)	459	7,032
Cedar Realty Trust, Inc. (REIT)	2,244	13,890
Centene Corp.* (Healthcare - Services)	1,938	128,682
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,377	11,388
Century Aluminum Co.* (Mining)	1,734	23,843
CEVA, Inc.* (Semiconductors)	510	8,277
Checkpoint Systems, Inc.* (Electronics)	1,377	17,584
Chemed Corp. (Commercial Services)	612	50,961

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Christopher & Banks Corp.* (Retail)	1,224	$7,638
CIBER, Inc.* (Computers)	2,244	9,694
Cincinnati Bell, Inc.* (Telecommunications)	6,936	23,235
Cirrus Logic, Inc.* (Semiconductors)	1,224	27,295
City Holding Co. (Banks)	255	10,962
Clearwater Paper Corp.* (Forest Products & Paper)	714	43,831
Cloud Peak Energy, Inc.* (Coal)	2,040	40,167
Coherent, Inc.* (Electronics)	357	21,316
Cohu, Inc. (Semiconductors)	765	7,880
Columbia Banking System, Inc. (Banks)	510	12,658
Comfort Systems USA, Inc. (Building Materials)	561	8,415
Community Bank System, Inc. (Banks)	765	28,450
Computer Programs & Systems, Inc. (Software)	153	9,659
Comstock Resources, Inc. (Oil & Gas)	1,479	41,116
Comtech Telecommunications Corp. (Telecommunications)	510	16,193
CONMED Corp. (Healthcare - Products)	918	42,531
Contango Oil & Gas Co.* (Oil & Gas)	510	24,500
Cousins Properties, Inc. (REIT)	6,120	71,175
Cracker Barrel Old Country Store, Inc. (Retail)	357	33,822
Crocs, Inc.* (Apparel)	2,958	44,755
Cross Country Healthcare, Inc.* (Commercial Services)	918	6,509
CSG Systems International, Inc. (Software)	408	10,755
CTS Corp. (Electronics)	459	8,166
Cubic Corp. (Aerospace/Defense)	714	33,865
Curtiss-Wright Corp. (Aerospace/Defense)	1,581	101,090
CVB Financial Corp. (Banks)	1,581	22,861
Cynosure, Inc.* - Class A (Healthcare - Products)	204	5,006
Darling International, Inc.* (Environmental Control)	1,938	38,779
Deltic Timber Corp. (Forest Products & Paper)	204	12,393
Diamond Foods, Inc.* (Food)	357	10,913
DiamondRock Hospitality Co. (REIT)	3,264	40,049
Dice Holdings, Inc.* (Internet)	459	3,511
Digi International, Inc.* (Software)	867	7,682
Digital River, Inc.* (Software)	561	8,578
Dime Community Bancshares, Inc. (Savings & Loans)	969	15,795
DineEquity, Inc. (Retail)	306	23,198
Diodes, Inc.* (Semiconductors)	1,224	32,277
DSP Group, Inc.* (Semiconductors)	408	3,248
DTS, Inc.* (Home Furnishings)	306	5,695
EastGroup Properties, Inc. (REIT)	561	35,483
Ebix, Inc. (Software)	1,071	16,900
El Paso Electric Co. (Electric)	1,326	50,149
Electro Scientific Industries, Inc. (Electronics)	561	4,757
EMCOR Group, Inc. (Engineering & Construction)	2,244	103,202
Emergent Biosolutions, Inc.* (Biotechnology)	612	16,132
Encore Wire Corp. (Electrical Components & Equipment)	204	9,941
Engility Holdings, Inc.* (Engineering & Construction)	561	24,482
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	459	32,685
Entropic Communications, Inc.* (Semiconductors)	1,989	7,339
EPIQ Systems, Inc. (Software)	306	3,914
EPR Properties (REIT)	1,785	95,694
ESCO Technologies, Inc. (Electronics)	867	28,975
Ethan Allen Interiors, Inc. (Home Furnishings)	867	21,051
Exar Corp.* (Semiconductors)	765	8,277
ExlService Holdings, Inc.* (Commercial Services)	561	15,874
Exponent, Inc. (Engineering & Construction)	153	10,774
Exterran Holdings, Inc. (Oil & Gas Services)	1,938	83,374
EZCORP, Inc.* - Class A (Retail)	1,785	18,618
F.N.B. Corp. (Banks)	5,508	68,520
Fabrinet* (Miscellaneous Manufacturing)	612	13,219
First Bancorp* (Banks)	2,193	11,272
First Commonwealth Financial Corp. (Banks)	1,428	12,267
First Financial Bancorp (Banks)	1,938	31,376
Forest Oil Corp.* (Oil & Gas)	2,397	4,458
Forrester Research, Inc. (Commercial Services)	204	7,228
Forward Air Corp. (Transportation)	510	22,557
Franklin Electric Co., Inc. (Hand/Machine Tools)	459	17,750
Franklin Street Properties Corp. (REIT)	2,907	35,407
Fred’s, Inc. - Class A (Retail)	1,122	20,443
FTD Cos., Inc.* (Internet)	612	18,568
FutureFuel Corp. (Energy - Alternate Sources)	306	6,141
FXCM, Inc. (Diversified Financial Services)	1,224	18,948
G & K Services, Inc. - Class A (Textiles)	357	18,900
General Communication, Inc.* - Class A (Telecommunications)	459	4,792
Genesco, Inc.* (Retail)	816	62,317
Gentiva Health Services, Inc.* (Healthcare - Services)	612	4,608
Getty Realty Corp. (REIT)	867	16,404
Gibraltar Industries, Inc.* (Building Materials)	969	16,551
G-III Apparel Group, Ltd.* (Apparel)	255	18,301
Glatfelter (Forest Products & Paper)	1,428	36,443
Globe Specialty Metals, Inc. (Mining)	1,173	22,733
Government Properties Income Trust (REIT)	1,836	46,726
Greatbatch, Inc.* (Healthcare - Products)	357	16,433
Green Dot Corp.* - Class A (Commercial Services)	408	7,087

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Plains Renewable Energy (Energy - Alternate Sources)	867	$25,923
Griffon Corp. (Building Materials)	1,479	15,737
Group 1 Automotive, Inc. (Retail)	714	51,500
GT Advanced Technologies, Inc.* (Semiconductors)	1,989	33,038
Gulf Island Fabrication, Inc. (Oil & Gas Services)	408	8,184
Haemonetics Corp.* (Healthcare - Products)	1,020	30,967
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	663	22,986
Hanmi Financial Corp. (Banks)	1,071	22,780
Harte-Hanks, Inc. (Advertising)	1,479	11,891
Haverty Furniture Cos., Inc. (Retail)	357	9,118
Hawkins, Inc. (Chemicals)	306	11,077
Haynes International, Inc. (Metal Fabricate/Hardware)	408	21,645
Headwaters, Inc.* (Building Materials)	1,173	14,639
Healthcare Realty Trust, Inc. (REIT)	3,213	80,806
Healthcare Services Group, Inc. (Commercial Services)	1,020	29,682
Healthways, Inc.* (Healthcare - Services)	1,173	21,114
Heartland Express, Inc. (Transportation)	867	18,866
Heartland Payment Systems, Inc. (Commercial Services)	561	22,967
Heidrick & Struggles International, Inc. (Commercial Services)	561	10,575
Helen of Troy, Ltd.* (Household Products/Wares)	357	22,384
Hibbett Sports, Inc.* (Retail)	408	21,971
Higher One Holdings, Inc.* (Diversified Financial Services)	714	4,277
Hittite Microwave Corp. (Semiconductors)	612	36,328
Horace Mann Educators Corp. (Insurance)	1,326	39,873
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,071	44,372
Hub Group, Inc.* - Class A (Transportation)	1,173	52,374
ICU Medical, Inc.* (Healthcare - Products)	459	25,603
II-VI, Inc.* (Electronics)	1,836	26,438
Impax Laboratories, Inc.* (Pharmaceuticals)	2,142	56,013
Independent Bank Corp. (Banks)	816	30,290
Infinity Property & Casualty Corp. (Insurance)	408	26,181
Inland Real Estate Corp. (REIT)	867	9,060
Innophos Holdings, Inc. (Chemicals)	765	43,176
Insight Enterprises, Inc.* (Computers)	1,377	35,967
Insperity, Inc. (Commercial Services)	765	24,526
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	459	20,921
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	1,581	37,786
Interface, Inc. (Office Furnishings)	1,173	21,102
Interval Leisure Group, Inc. (Leisure Time)	612	15,771
Intevac, Inc.* (Machinery - Diversified)	510	4,106
Invacare Corp. (Healthcare - Products)	969	15,310
Investment Technology Group, Inc.* (Diversified Financial Services)	459	9,474
ION Geophysical Corp.* (Oil & Gas Services)	2,550	11,220
iRobot Corp.* (Home Furnishings)	408	13,668
ITT Educational Services, Inc.* (Commercial Services)	255	6,885
Ixia* (Telecommunications)	918	11,402
J & J Snack Foods Corp. (Food)	255	23,868
Jack in the Box, Inc.* (Retail)	663	35,497
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	561	4,914
John Bean Technologies Corp. (Miscellaneous Manufacturing)	408	11,828
Jos. A. Bank Clothiers, Inc.* (Retail)	612	39,505
Kaiser Aluminum Corp. (Mining)	612	43,084
Kaman Corp. - Class A (Aerospace/Defense)	918	38,528
Kelly Services, Inc. - Class A (Commercial Services)	918	19,333
Kindred Healthcare, Inc. (Healthcare - Services)	1,785	44,804
Kite Realty Group Trust (REIT)	4,335	26,877
Knight Transportation, Inc. (Transportation)	1,224	29,046
Kopin Corp.* (Semiconductors)	1,326	4,323
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	663	28,310
Korn/Ferry International* (Commercial Services)	1,632	47,411
Kraton Performance Polymers, Inc.* (Chemicals)	1,071	27,900
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,550	37,511
Laclede Group, Inc. (Gas)	1,020	48,358
Landauer, Inc. (Commercial Services)	153	6,616
LaSalle Hotel Properties (REIT)	1,785	59,048
Lexington Realty Trust (REIT)	4,539	48,840
LHC Group, Inc.* (Healthcare - Services)	408	8,478
Lindsay Manufacturing Co. (Machinery - Diversified)	204	17,979
Liquidity Services, Inc.* (Internet)	867	14,956
Littelfuse, Inc. (Electrical Components & Equipment)	357	32,326
Live Nation, Inc.* (Commercial Services)	2,091	43,660
LivePerson, Inc.* (Computers)	918	9,088
LSB Industries, Inc.* (Miscellaneous Manufacturing)	663	25,320
LTC Properties, Inc. (REIT)	714	27,582
Luminex Corp.* (Healthcare - Products)	612	11,757
Lydall, Inc.* (Miscellaneous Manufacturing)	255	5,970
M/I Schottenstein Homes, Inc.* (Home Builders)	816	18,172
Magellan Health Services, Inc.* (Healthcare - Services)	918	52,987
ManTech International Corp. - Class A (Software)	765	22,820
Marcus Corp. (Lodging)	612	10,239

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott Vacations Worldwide Corp.* (Entertainment)	1,020	$55,570
Materion Corp. (Mining)	663	22,310
Matson, Inc. (Transportation)	1,428	33,829
Meadowbrook Insurance Group, Inc. (Insurance)	1,530	8,568
Medical Properties Trust, Inc. (REIT)	1,887	25,475
Medifast, Inc.* (Commercial Services)	408	12,913
Mercury Computer Systems, Inc.* (Computers)	1,122	15,663
Meridian Bioscience, Inc. (Healthcare - Products)	612	12,222
Merit Medical Systems, Inc.* (Healthcare - Products)	1,377	17,722
Meritage Homes Corp.* (Home Builders)	1,224	47,222
Micrel, Inc. (Semiconductors)	1,479	14,731
Microsemi Corp.* (Semiconductors)	1,275	29,988
MKS Instruments, Inc. (Semiconductors)	1,785	50,248
Molina Healthcare, Inc.* (Healthcare - Services)	969	36,241
Momenta Pharmaceuticals, Inc.* (Biotechnology)	816	9,319
Monolithic Power Systems, Inc.* (Semiconductors)	561	20,813
Monro Muffler Brake, Inc. (Commercial Services)	357	20,135
Monster Worldwide, Inc.* (Commercial Services)	3,213	22,138
Moog, Inc.* - Class A (Aerospace/Defense)	612	40,056
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,836	53,134
Myers Industries, Inc. (Miscellaneous Manufacturing)	510	9,537
Nanometrics, Inc.* (Semiconductors)	459	7,463
National Penn Bancshares, Inc. (Banks)	2,193	21,426
National Presto Industries, Inc. (Aerospace/Defense)	153	11,056
Navigant Consulting Co.* (Commercial Services)	663	11,138
NBT Bancorp, Inc. (Banks)	1,479	33,499
Neenah Paper, Inc. (Forest Products & Paper)	561	28,258
NETGEAR, Inc.* (Telecommunications)	1,224	39,535
NetScout Systems, Inc.* (Computers)	663	25,830
New Jersey Resources Corp. (Gas)	1,428	71,014
Newport Corp.* (Electronics)	765	14,290
Northwest Bancshares, Inc. (Savings & Loans)	3,162	42,023
Northwest Natural Gas Co. (Gas)	918	40,640
NorthWestern Corp. (Electric)	1,275	61,685
NTELOS Holdings Corp. (Telecommunications)	306	4,220
Nutrisystem, Inc. (Food)	459	6,885
Old National Bancorp (Banks)	1,479	20,883
Olympic Steel, Inc. (Metal Fabricate/Hardware)	306	8,066
OM Group, Inc. (Chemicals)	1,071	31,370
Oplink Communications, Inc.* (Telecommunications)	612	10,490
Orbital Sciences Corp.* (Aerospace/Defense)	1,122	32,987
Orion Marine Group, Inc.* (Engineering & Construction)	918	10,768
OSI Systems, Inc.* (Electronics)	357	19,924
Outerwall, Inc.* (Diversified Financial Services)	204	14,147
Oxford Industries, Inc. (Apparel)	153	10,100
PAREXEL International Corp.* (Commercial Services)	816	37,006
Park Electrochemical Corp. (Electronics)	714	19,035
Parkway Properties, Inc. (REIT)	1,428	26,932
PC-Tel, Inc. (Internet)	255	2,104
PDC Energy, Inc.* (Oil & Gas)	612	38,966
Penn Virginia Corp.* (Oil & Gas)	867	14,427
Pennsylvania REIT (REIT)	2,295	37,982
Pericom Semiconductor Corp.* (Semiconductors)	714	5,762
Perry Ellis International, Inc.* (Apparel)	408	6,161
PetMed Express, Inc. (Retail)	408	5,341
PetroQuest Energy, Inc.* (Oil & Gas)	1,326	7,983
PharMerica Corp.* (Pharmaceuticals)	969	26,347
Piedmont Natural Gas Co., Inc. (Gas)	2,601	93,091
Pioneer Energy Services Corp.* (Oil & Gas Services)	2,091	31,302
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	561	24,605
Plexus Corp.* (Electronics)	1,122	47,035
Pool Corp. (Distribution/Wholesale)	714	42,140
Post Properties, Inc. (REIT)	1,173	58,896
Powell Industries, Inc. (Electrical Components & Equipment)	153	9,688
Power Integrations, Inc. (Semiconductors)	408	19,270
ProAssurance Corp. (Insurance)	1,989	90,339
Procera Networks, Inc.* (Telecommunications)	408	3,778
Progress Software Corp.* (Software)	969	20,795
Provident Financial Services, Inc. (Savings & Loans)	1,785	31,023
PS Business Parks, Inc. (REIT)	306	26,246
QLogic Corp.* (Semiconductors)	2,907	33,663
Quaker Chemical Corp. (Chemicals)	204	15,184
Quality Systems, Inc. (Software)	663	9,792
Quanex Building Products Corp. (Building Materials)	1,224	23,060
Quiksilver, Inc.* (Apparel)	4,335	27,831
QuinStreet, Inc.* (Internet)	663	4,044
Regis Corp. (Retail)	1,428	18,764
Resources Connection, Inc. (Commercial Services)	1,275	17,353
RLI Corp. (Insurance)	561	24,157
Roadrunner Transportation Systems, Inc.* (Transportation)	306	7,537
Rofin-Sinar Technologies, Inc.* (Electronics)	918	20,380

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rogers Corp.* (Electronics)	306	$18,366
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	408	11,489
Rubicon Technology, Inc.* (Semiconductors)	663	6,716
Ruby Tuesday, Inc.* (Retail)	1,938	14,942
Rudolph Technologies, Inc.* (Semiconductors)	1,122	10,221
S&T Bancorp, Inc. (Banks)	969	22,539
Safety Insurance Group, Inc. (Insurance)	408	21,914
Sanderson Farms, Inc. (Food)	663	54,545
Sanmina Corp.* (Electronics)	2,754	55,769
Saul Centers, Inc. (REIT)	204	9,362
ScanSource, Inc.* (Distribution/Wholesale)	969	37,219
Scholastic Corp. (Media)	867	28,533
Schulman (A.), Inc. (Chemicals)	969	34,806
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	612	26,708
SEACOR Holdings, Inc.* (Oil & Gas Services)	612	51,035
Select Comfort Corp.* (Home Furnishings)	1,173	21,583
Selective Insurance Group, Inc. (Insurance)	1,887	43,288
Seneca Foods Corp.* - Class A (Food)	255	7,242
Sigma Designs, Inc.* (Semiconductors)	1,020	3,845
Simmons First National Corp. - Class A (Banks)	561	20,286
Simpson Manufacturing Co., Inc. (Building Materials)	867	28,429
Sizmek, Inc.* (Advertising)	765	7,329
Skechers U.S.A., Inc.* - Class A (Apparel)	1,326	54,353
SkyWest, Inc. (Airlines)	1,734	20,114
Snyders-Lance, Inc. (Food)	1,632	43,346
Sonic Automotive, Inc. - Class A (Retail)	1,122	27,309
South Jersey Industries, Inc. (Gas)	1,071	61,529
Southwest Gas Corp. (Gas)	1,530	84,165
Sovran Self Storage, Inc. (REIT)	612	46,451
Spartan Motors, Inc. (Auto Parts & Equipment)	1,122	5,958
Spartan Stores, Inc. (Food)	1,275	27,464
Stage Stores, Inc. (Retail)	1,020	19,564
Standard Motor Products, Inc. (Auto Parts & Equipment)	357	13,562
Standard Pacific Corp.* (Home Builders)	4,998	39,934
Standex International Corp. (Miscellaneous Manufacturing)	408	24,223
Stein Mart, Inc. (Retail)	918	11,475
Stepan Co. (Chemicals)	612	35,392
Sterling Bancorp (Savings & Loans)	2,601	31,108
Stewart Information Services Corp. (Insurance)	714	21,777
Stifel Financial Corp.* (Diversified Financial Services)	918	42,935
Stillwater Mining Co.* (Mining)	2,499	39,434
Strayer Education, Inc.* (Commercial Services)	357	15,219
SunCoke Energy, Inc.* (Coal)	1,224	25,545
Super Micro Computer, Inc.* (Computers)	1,122	22,844
Superior Industries International, Inc. (Auto Parts & Equipment)	765	16,172
Susquehanna Bancshares, Inc. (Banks)	6,222	64,460
Swift Energy Co.* (Oil & Gas)	1,428	17,607
SWS Group, Inc.* (Diversified Financial Services)	969	7,180
Sykes Enterprises, Inc.* (Computers)	612	12,111
Symmetry Medical, Inc.* (Healthcare - Products)	1,224	10,110
SYNNEX Corp.* (Software)	867	58,417
Take-Two Interactive Software, Inc.* (Software)	1,989	40,536
Tanger Factory Outlet Centers, Inc. (REIT)	1,581	56,410
Tangoe, Inc.* (Software)	663	9,972
Taylor Capital Group, Inc.* (Banks)	204	4,343
Teledyne Technologies, Inc.* (Aerospace/Defense)	561	52,095
TeleTech Holdings, Inc.* (Commercial Services)	357	8,614
Tennant Co. (Machinery - Diversified)	204	13,013
Tessera Technologies, Inc. (Semiconductors)	918	20,132
TETRA Tech, Inc.* (Environmental Control)	2,142	61,411
TETRA Technologies, Inc.* (Oil & Gas Services)	2,652	33,150
Texas Industries, Inc.* (Building Materials)	408	35,374
The Andersons, Inc. (Agriculture)	408	25,414
The Buckle, Inc. (Retail)	561	26,361
The Cato Corp. - Class A (Retail)	918	26,154
The Children’s Place Retail Stores, Inc. (Retail)	765	36,720
The Ensign Group, Inc. (Healthcare - Services)	204	8,670
The Finish Line, Inc. - Class A (Retail)	1,632	44,928
The Geo Group, Inc. (REIT)	2,397	80,371
The Men’s Wearhouse, Inc. (Retail)	765	36,246
The Navigators Group, Inc.* (Insurance)	357	20,338
The Pep Boys - Manny, Moe & Jack* (Retail)	1,785	18,243
The Ryland Group, Inc. (Home Builders)	612	23,495
Titan International, Inc. (Auto Parts & Equipment)	1,785	31,255
Tompkins Financial Corp. (Banks)	408	19,233
Toro Co. (Housewares)	765	48,608
Tower Group International, Ltd. (Insurance)	1,275	3,137
Tredegar Corp. (Miscellaneous Manufacturing)	816	16,981
TreeHouse Foods, Inc.* (Food)	1,224	91,605
TriQuint Semiconductor, Inc.* (Semiconductors)	5,457	77,381
TrueBlue, Inc.* (Commercial Services)	459	12,278
TrustCo Bank Corp. (Banks)	1,989	13,147
TTM Technologies, Inc.* (Electronics)	1,836	14,486
Tuesday Morning Corp.* (Retail)	714	9,982
UIL Holdings Corp. (Electric)	1,887	69,310
Ultratech Stepper, Inc.* (Semiconductors)	612	16,291
UMB Financial Corp. (Banks)	612	35,931

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UniFirst Corp. (Textiles)	306	$29,449
United Bankshares, Inc. (Banks)	2,091	61,162
United Fire Group, Inc. (Insurance)	714	19,863
United Stationers, Inc. (Distribution/Wholesale)	1,326	49,765
Universal Forest Products, Inc. (Building Materials)	663	33,474
Universal Health Realty Income Trust (REIT)	204	8,656
Universal Insurance Holdings, Inc. (Insurance)	255	3,731
Universal Technical Institute, Inc. (Commercial Services)	714	8,575
UNS Energy Corp. (Electric)	1,377	82,703
Urstadt Biddle Properties - Class A (REIT)	561	11,450
USA Mobility, Inc. (Telecommunications)	714	12,231
VASCO Data Security International, Inc.* (Internet)	969	11,056
Veeco Instruments, Inc.* (Semiconductors)	1,326	49,022
Viad Corp. (Commercial Services)	663	15,282
ViaSat, Inc.* (Telecommunications)	510	32,747
Vicor Corp.* (Electrical Components & Equipment)	306	2,558
ViewPoint Financial Group, Inc. (Banks)	714	18,614
Vitamin Shoppe, Inc.* (Retail)	1,020	48,838
VOXX International Corp.* (Home Furnishings)	663	7,790
WageWorks, Inc.* (Diversified Financial Services)	357	15,126
Watts Water Technologies, Inc. - Class A (Electronics)	561	29,845
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,632	19,519
Wintrust Financial Corp. (Banks)	1,530	68,574
World Acceptance Corp.* (Diversified Financial Services)	153	11,108
Zale Corp.* (Retail)	510	10,909
Zep, Inc. (Chemicals)	765	13,227
Zumiez, Inc.* (Retail)	306	7,482
TOTAL COMMON STOCKS (Cost $8,540,266)		11,546,252
TOTAL INVESTMENT SECURITIES (Cost $8,540,266) - 96.7%		11,546,252
Net other assets (liabilities) - 3.3%		391,747

NET ASSETS - 100.0%		$11,937,999

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$19,220	0.2%
Aerospace/Defense	357,797	3.0%
Agriculture	32,492	0.3%
Airlines	20,114	0.2%
Apparel	161,500	1.4%
Auto Parts & Equipment	66,948	0.6%
Banks	691,174	5.8%
Biotechnology	26,773	0.2%
Building Materials	202,475	1.7%
Chemicals	215,283	1.8%
Coal	98,180	0.8%
Commercial Services	569,513	4.8%
Computers	187,039	1.6%
Distribution/Wholesale	129,124	1.1%
Diversified Financial Services	233,019	2.0%
Electric	393,786	3.3%
Electrical Components & Equipment	54,513	0.5%
Electronics	458,940	3.8%
Energy - Alternate Sources	32,065	0.3%
Engineering & Construction	181,726	1.5%
Entertainment	55,570	0.5%
Environmental Control	116,535	1.0%
Food	344,265	2.9%
Forest Products & Paper	167,152	1.4%
Gas	398,797	3.3%
Hand/Machine Tools	17,750	0.1%
Healthcare - Products	255,539	2.1%
Healthcare - Services	352,778	3.0%
Home Builders	128,823	1.1%
Home Furnishings	75,909	0.6%
Household Products/Wares	36,639	0.3%
Housewares	48,608	0.4%
Insurance	331,867	2.8%
Internet	61,324	0.5%
Iron/Steel	20,706	0.2%
Leisure Time	37,982	0.3%
Lodging	25,309	0.2%
Machinery - Construction & Mining	24,449	0.2%
Machinery - Diversified	155,054	1.3%
Media	28,533	0.2%
Metal Fabricate/Hardware	101,223	0.8%
Mining	188,818	1.6%
Miscellaneous Manufacturing	245,418	2.1%
Office Furnishings	21,102	0.2%
Oil & Gas	173,397	1.5%
Oil & Gas Services	273,415	2.3%
Pharmaceuticals	82,360	0.7%
REIT	1,125,216	9.3%
Retail	847,037	7.0%
Savings & Loans	144,628	1.2%
Semiconductors	638,070	5.3%
Software	239,184	2.0%
Telecommunications	314,863	2.6%
Textiles	48,349	0.4%
Toys/Games/Hobbies	4,914	NM
Transportation	259,763	2.2%
Water	23,225	0.2%
Other **	391,747	3.3%
Total	$11,937,999	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (99.4%)
8x8, Inc.* (Telecommunications)	1,566	$15,190
AAON, Inc. (Building Materials)	522	14,799
Abaxis, Inc.* (Healthcare - Products)	174	7,066
ABIOMED, Inc.* (Healthcare - Products)	638	15,114
Acadia Realty Trust (REIT)	348	9,441
Aceto Corp. (Chemicals)	406	8,883
Acorda Therapeutics, Inc.* (Biotechnology)	754	26,729
Actuant Corp. - Class A (Miscellaneous Manufacturing)	464	15,711
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	696	15,228
Aerovironment, Inc.* (Aerospace/Defense)	116	3,917
Affymetrix, Inc.* (Healthcare - Products)	638	4,740
Agilysys, Inc.* (Computers)	174	2,182
Air Methods Corp.* (Healthcare - Services)	638	35,517
AK Steel Holding Corp.* (Iron/Steel)	928	6,496
Akorn, Inc.* (Pharmaceuticals)	1,334	33,643
Albany International Corp. - Class A (Machinery - Diversified)	232	8,347
Albany Molecular Research, Inc.* (Commercial Services)	290	4,658
Allegiant Travel Co. (Airlines)	290	34,061
American Assets Trust, Inc. (REIT)	348	11,815
American Public Education, Inc.* (Commercial Services)	348	12,041
American Science & Engineering, Inc. (Electronics)	58	3,898
American States Water Co. (Water)	290	8,804
American Vanguard Corp. (Chemicals)	464	8,264
American Woodmark Corp.* (Home Furnishings)	116	3,481
Amerisafe, Inc. (Insurance)	232	9,895
AmSurg Corp.* (Healthcare - Services)	406	17,584
Analogic Corp. (Electronics)	116	8,709
Anika Therapeutics, Inc.* (Pharmaceuticals)	232	9,916
Annie’s, Inc.* (Food)	116	3,771
Apogee Enterprises, Inc. (Building Materials)	522	16,584
Arctic Cat, Inc. (Leisure Time)	232	9,486
Arkansas Best Corp. (Transportation)	232	9,145
ArQule, Inc.* (Biotechnology)	580	940
ARRIS Group, Inc.* (Telecommunications)	1,508	39,344
Associated Estates Realty Corp. (REIT)	348	5,839
ATMI, Inc. (Semiconductors)	290	9,860
AZZ, Inc. (Miscellaneous Manufacturing)	464	20,147
B of I Holdings, Inc.* (Savings & Loans)	232	18,701
B&G Foods, Inc. - Class A (Food)	522	17,122
Badger Meter, Inc. (Electronics)	116	5,748
Balchem Corp. (Chemicals)	580	35,931
Bank Mutual Corp. (Savings & Loans)	522	3,142
Bank of the Ozarks, Inc. (Banks)	638	38,216
Barnes Group, Inc. (Miscellaneous Manufacturing)	522	20,107
Basic Energy Services, Inc.* (Oil & Gas Services)	290	7,662
BBCN Bancorp, Inc. (Banks)	1,508	23,239
Belden, Inc. (Electrical Components & Equipment)	812	59,933
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	174	4,420
Blackbaud, Inc. (Software)	870	26,492
Blucora, Inc.* (Internet)	812	15,631
Blue Nile, Inc.* (Internet)	116	4,029
Boston Beer Co., Inc.* - Class A (Beverages)	174	42,811
Boston Private Financial Holdings, Inc. (Banks)	1,508	18,865
Bottomline Technologies, Inc.* (Software)	348	11,011
Boyd Gaming Corp.* (Lodging)	696	8,227
Brady Corp. - Class A (Electronics)	290	7,479
Bristow Group, Inc. (Transportation)	290	22,272
Buffalo Wild Wings, Inc.* (Retail)	348	50,850
C&J Energy Services, Inc.* (Oil & Gas Services)	870	26,152
Cabot Microelectronics Corp.* (Semiconductors)	174	7,546
Calamp Corp.* (Telecommunications)	638	11,325
Calavo Growers, Inc. (Food)	116	3,606
Calgon Carbon Corp.* (Environmental Control)	522	10,456
Cambrex Corp.* (Biotechnology)	580	11,884
Cantel Medical Corp. (Healthcare - Products)	638	21,156
Capella Education Co. (Commercial Services)	232	13,540
Cardinal Financial Corp. (Banks)	232	3,898
Cardtronics, Inc.* (Commercial Services)	812	27,186
Carrizo Oil & Gas, Inc.* (Oil & Gas)	754	41,485
Casey’s General Stores, Inc. (Retail)	406	27,876
CEVA, Inc.* (Semiconductors)	116	1,883
CIRCOR International, Inc. (Metal Fabricate/Hardware)	348	28,261
Cirrus Logic, Inc.* (Semiconductors)	464	10,347
City Holding Co. (Banks)	116	4,987
Cognex Corp.* (Machinery - Diversified)	1,566	53,917
Coherent, Inc.* (Electronics)	290	17,316
Columbia Banking System, Inc. (Banks)	638	15,835
Comfort Systems USA, Inc. (Building Materials)	406	6,090
Community Bank System, Inc. (Banks)	348	12,942
Computer Programs & Systems, Inc. (Software)	116	7,323
comScore, Inc.* (Internet)	580	18,171
CoreSite Realty Corp. (REIT)	406	12,351
CorVel Corp.* (Commercial Services)	232	10,565
Cracker Barrel Old Country Store, Inc. (Retail)	232	21,980
CryoLife, Inc. (Healthcare - Products)	464	4,213
CSG Systems International, Inc. (Software)	406	10,702
CTS Corp. (Electronics)	406	7,223
CVB Financial Corp. (Banks)	870	12,580
Cyberonics, Inc.* (Healthcare - Products)	464	27,450

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cynosure, Inc.* - Class A (Healthcare - Products)	232	$5,693
Daktronics, Inc. (Home Furnishings)	696	9,062
Darling International, Inc.* (Environmental Control)	2,030	40,620
DealerTrack Holdings, Inc.* (Internet)	812	37,100
Deltic Timber Corp. (Forest Products & Paper)	116	7,047
Diamond Foods, Inc.* (Food)	174	5,319
DiamondRock Hospitality Co. (REIT)	1,856	22,773
Dice Holdings, Inc.* (Internet)	406	3,106
Digital River, Inc.* (Software)	232	3,547
DineEquity, Inc. (Retail)	116	8,794
Dorman Products, Inc.* (Auto Parts & Equipment)	580	33,379
Drew Industries, Inc. (Building Materials)	406	20,430
DSP Group, Inc.* (Semiconductors)	174	1,385
DTS, Inc.* (Home Furnishings)	174	3,238
DXP Enterprises, Inc.* (Machinery - Diversified)	174	19,699
Dycom Industries, Inc.* (Engineering & Construction)	638	20,033
E.W. Scripps Co.* - Class A (Media)	580	9,935
EastGroup Properties, Inc. (REIT)	290	18,343
eHealth, Inc.* (Insurance)	348	14,578
Electro Scientific Industries, Inc. (Electronics)	174	1,476
Electronics for Imaging, Inc.* (Computers)	870	32,877
Emergent Biosolutions, Inc.* (Biotechnology)	232	6,116
Employers Holdings, Inc. (Insurance)	580	11,803
Encore Capital Group, Inc.* (Diversified Financial Services)	464	20,054
Encore Wire Corp. (Electrical Components & Equipment)	232	11,305
EnerSys (Electrical Components & Equipment)	870	58,794
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	174	12,391
Entropic Communications, Inc.* (Semiconductors)	580	2,140
EPIQ Systems, Inc. (Software)	406	5,193
Era Group, Inc.* (Transportation)	348	9,935
Evercore Partners, Inc. - Class A (Diversified Financial Services)	638	34,088
Exar Corp.* (Semiconductors)	464	5,020
ExlService Holdings, Inc.* (Commercial Services)	290	8,206
Exponent, Inc. (Engineering & Construction)	174	12,253
Fabrinet* (Miscellaneous Manufacturing)	174	3,758
FARO Technologies, Inc.* (Electronics)	348	13,885
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,160	17,609
Financial Engines, Inc. (Diversified Financial Services)	986	43,631
First Bancorp* (Banks)	638	3,279
First Cash Financial Services, Inc.* (Retail)	522	25,458
First Commonwealth Financial Corp. (Banks)	986	8,470
First Financial Bankshares, Inc. (Banks)	580	34,249
First Midwest Bancorp, Inc. (Banks)	1,392	22,787
Flotek Industries, Inc.* (Oil & Gas Services)	870	24,369
Forest Oil Corp.* (Oil & Gas)	870	1,618
Forestar Group, Inc.* (Real Estate)	638	10,878
Forrester Research, Inc. (Commercial Services)	116	4,110
Forward Air Corp. (Transportation)	290	12,827
Francesca’s Holdings Corp.* (Retail)	812	13,284
Franklin Electric Co., Inc. (Hand/Machine Tools)	464	17,943
Fuller (H.B.) Co. (Chemicals)	928	42,993
FutureFuel Corp. (Energy - Alternate Sources)	232	4,656
G & K Services, Inc. - Class A (Textiles)	174	9,212
GenCorp, Inc.* (Aerospace/Defense)	1,160	20,370
General Communication, Inc.* - Class A (Telecommunications)	290	3,028
Gentiva Health Services, Inc.* (Healthcare - Services)	232	1,747
Geospace Technologies Corp.* (Oil & Gas Services)	232	13,486
G-III Apparel Group, Ltd.* (Apparel)	174	12,488
Glacier Bancorp, Inc. (Banks)	1,392	35,719
Globe Specialty Metals, Inc. (Mining)	580	11,240
Greatbatch, Inc.* (Healthcare - Products)	290	13,349
Green Dot Corp.* - Class A (Commercial Services)	174	3,022
GT Advanced Technologies, Inc.* (Semiconductors)	1,450	24,085
Haemonetics Corp.* (Healthcare - Products)	406	12,326
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	290	10,054
Harmonic, Inc.* (Telecommunications)	1,856	13,048
Haverty Furniture Cos., Inc. (Retail)	174	4,444
HCI Group, Inc. (Insurance)	174	6,730
Headwaters, Inc.* (Building Materials)	696	8,686
Healthcare Services Group, Inc. (Commercial Services)	754	21,941
HealthStream, Inc.* (Internet)	406	9,196
Heartland Express, Inc. (Transportation)	464	10,097
Heartland Payment Systems, Inc. (Commercial Services)	348	14,247
Helen of Troy, Ltd.* (Household Products/Wares)	290	18,183
HFF, Inc. - Class A (Real Estate)	638	21,692
Hibbett Sports, Inc.* (Retail)	232	12,493
Higher One Holdings, Inc.* (Diversified Financial Services)	232	1,390
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,160	35,264
Hittite Microwave Corp. (Semiconductors)	232	13,772
Home Bancshares, Inc. (Banks)	870	27,588
Iconix Brand Group, Inc.* (Apparel)	928	39,440
iGATE Corp.* (Computers)	580	21,228

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inland Real Estate Corp. (REIT)	1,102	$11,516
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	174	7,931
Inter Parfums, Inc. (Cosmetics/Personal Care)	348	12,733
Interactive Intelligence Group, Inc.* (Software)	290	18,145
Interface, Inc. (Office Furnishings)	464	8,347
Interval Leisure Group, Inc. (Leisure Time)	406	10,463
Intevac, Inc.* (Machinery - Diversified)	174	1,401
Investment Technology Group, Inc.* (Diversified Financial Services)	406	8,380
ION Geophysical Corp.* (Oil & Gas Services)	986	4,338
IPC The Hospitalist Co.* (Healthcare - Services)	348	14,094
iRobot Corp.* (Home Furnishings)	290	9,715
ITT Educational Services, Inc.* (Commercial Services)	174	4,698
Ixia* (Telecommunications)	580	7,204
J & J Snack Foods Corp. (Food)	116	10,858
j2 Global, Inc. (Computers)	812	37,645
Jack in the Box, Inc.* (Retail)	406	21,737
John Bean Technologies Corp. (Miscellaneous Manufacturing)	290	8,407
Jos. A. Bank Clothiers, Inc.* (Retail)	174	11,232
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,508	39,782
Kirkland’s, Inc.* (Retail)	290	4,962
Knight Transportation, Inc. (Transportation)	464	11,011
Kopin Corp.* (Semiconductors)	406	1,324
Landauer, Inc. (Commercial Services)	58	2,508
LaSalle Hotel Properties (REIT)	986	32,617
La-Z-Boy, Inc. (Home Furnishings)	986	23,890
Lexington Realty Trust (REIT)	1,276	13,730
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	406	25,647
Lindsay Manufacturing Co. (Machinery - Diversified)	116	10,223
Lithia Motors, Inc. - Class A (Retail)	406	30,158
Littelfuse, Inc. (Electrical Components & Equipment)	232	21,008
Live Nation, Inc.* (Commercial Services)	1,508	31,487
LivePerson, Inc.* (Computers)	406	4,019
LogMeIn, Inc.* (Telecommunications)	406	18,453
LTC Properties, Inc. (REIT)	232	8,962
Lumber Liquidators Holdings, Inc.* (Retail)	522	45,498
Luminex Corp.* (Healthcare - Products)	348	6,685
Lumos Networks Corp. (Telecommunications)	348	4,597
Lydall, Inc.* (Miscellaneous Manufacturing)	174	4,073
Manhattan Associates, Inc.* (Computers)	1,450	45,720
MarineMax, Inc.* (Retail)	464	7,452
MarketAxess Holdings, Inc. (Diversified Financial Services)	696	37,500
Matrix Service Co.* (Oil & Gas Services)	522	16,166
MAXIMUS, Inc. (Commercial Services)	1,276	54,318
MB Financial, Inc. (Banks)	1,044	28,021
Measurement Specialties, Inc.* (Electronics)	290	18,662
Medical Properties Trust, Inc. (REIT)	2,146	28,971
Medidata Solutions, Inc.* (Software)	986	35,802
Meridian Bioscience, Inc. (Healthcare - Products)	406	8,108
Methode Electronics, Inc. (Electronics)	696	19,307
Microsemi Corp.* (Semiconductors)	1,044	24,554
MicroStrategy, Inc.* - Class A (Software)	174	21,128
Mobile Mini, Inc. (Storage/Warehousing)	754	33,312
Momenta Pharmaceuticals, Inc.* (Biotechnology)	406	4,637
Monarch Casino & Resort, Inc.* (Lodging)	174	2,791
Monolithic Power Systems, Inc.* (Semiconductors)	348	12,911
Monotype Imaging Holdings, Inc. (Software)	754	19,913
Monro Muffler Brake, Inc. (Commercial Services)	348	19,627
Moog, Inc.* - Class A (Aerospace/Defense)	522	34,165
Movado Group, Inc. (Miscellaneous Manufacturing)	348	13,669
MTS Systems Corp. (Computers)	290	18,696
Multimedia Games Holding Co., Inc.* (Entertainment)	580	16,936
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	232	36,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	232	4,338
Nanometrics, Inc.* (Semiconductors)	174	2,829
National Penn Bancshares, Inc. (Banks)	870	8,500
Natus Medical, Inc.* (Healthcare - Products)	522	12,961
Navigant Consulting Co.* (Commercial Services)	522	8,770
Neogen Corp.* (Pharmaceuticals)	696	29,075
NetScout Systems, Inc.* (Computers)	348	13,558
Newpark Resources, Inc.* (Oil & Gas Services)	1,624	19,554
Newport Corp.* (Electronics)	290	5,417
NIC, Inc. (Internet)	1,102	20,211
Northern Oil & Gas, Inc.* (Oil & Gas)	1,044	16,109
NTELOS Holdings Corp. (Telecommunications)	116	1,600
Nutrisystem, Inc. (Food)	290	4,350
NuVasive, Inc.* (Healthcare - Products)	870	29,329
Old National Bancorp (Banks)	1,044	14,741
Omnicell, Inc.* (Software)	696	18,430
On Assignment, Inc.* (Commercial Services)	870	30,450
OpenTable, Inc.* (Internet)	464	31,162
Orbital Sciences Corp.* (Aerospace/Defense)	522	15,347
Oritani Financial Corp. (Savings & Loans)	754	11,182
OSI Systems, Inc.* (Electronics)	174	9,711
Outerwall, Inc.* (Diversified Financial Services)	232	16,089
Oxford Industries, Inc. (Apparel)	174	11,486
Papa John’s International, Inc. (Retail)	580	25,439

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PAREXEL International Corp.* (Commercial Services)	638	$28,934
Parkway Properties, Inc. (REIT)	522	9,845
PC-Tel, Inc. (Internet)	174	1,436
PDC Energy, Inc.* (Oil & Gas)	290	18,464
Penn Virginia Corp.* (Oil & Gas)	522	8,686
Perficient, Inc.* (Internet)	638	11,656
PetMed Express, Inc. (Retail)	174	2,278
PetroQuest Energy, Inc.* (Oil & Gas)	348	2,095
Pinnacle Entertainment, Inc.* (Entertainment)	1,102	25,644
Pinnacle Financial Partners, Inc. (Banks)	638	22,056
Pool Corp. (Distribution/Wholesale)	464	27,385
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	928	53,036
Post Properties, Inc. (REIT)	348	17,473
Powell Industries, Inc. (Electrical Components & Equipment)	116	7,345
Power Integrations, Inc. (Semiconductors)	348	16,436
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	986	33,051
PrivateBancorp, Inc. (Banks)	1,218	33,580
Procera Networks, Inc.* (Telecommunications)	174	1,611
Progress Software Corp.* (Software)	406	8,713
PS Business Parks, Inc. (REIT)	174	14,924
Quaker Chemical Corp. (Chemicals)	116	8,634
Quality Systems, Inc. (Software)	464	6,853
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,044	85,796
QuinStreet, Inc.* (Internet)	174	1,061
Red Robin Gourmet Burgers, Inc.* (Retail)	232	15,771
Repligen Corp.* (Biotechnology)	580	9,193
RLI Corp. (Insurance)	348	14,984
Roadrunner Transportation Systems, Inc.* (Transportation)	290	7,143
Rogers Corp.* (Electronics)	174	10,443
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	348	9,800
Ruth’s Hospitality Group, Inc. (Retail)	696	8,763
Sabra Health Care REIT, Inc. (REIT)	754	22,597
Saia, Inc.* (Transportation)	464	19,102
Saul Centers, Inc. (REIT)	116	5,323
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	232	10,124
Scientific Games Corp.* - Class A (Entertainment)	928	11,117
Select Comfort Corp.* (Home Furnishings)	348	6,403
Simpson Manufacturing Co., Inc. (Building Materials)	290	9,509
Sonic Corp.* (Retail)	986	18,773
Sovran Self Storage, Inc. (REIT)	290	22,011
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,044	7,172
Stamps.com, Inc.* (Internet)	290	10,066
Standard Motor Products, Inc. (Auto Parts & Equipment)	174	6,610
Steven Madden, Ltd.* (Apparel)	1,102	39,242
Stifel Financial Corp.* (Diversified Financial Services)	638	29,839
Stillwater Mining Co.* (Mining)	812	12,814
Stone Energy Corp.* (Oil & Gas)	928	45,519
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	348	22,394
SunCoke Energy, Inc.* (Coal)	638	13,315
SurModics, Inc.* (Healthcare - Products)	232	5,048
Sykes Enterprises, Inc.* (Computers)	406	8,035
Synaptics, Inc.* (Computers)	696	43,256
Synchronoss Technologies, Inc.* (Software)	580	17,655
Take-Two Interactive Software, Inc.* (Software)	638	13,002
Tanger Factory Outlet Centers, Inc. (REIT)	870	31,042
Tangoe, Inc.* (Software)	290	4,362
TASER International, Inc.* (Electronics)	986	15,924
Taylor Capital Group, Inc.* (Banks)	174	3,704
Teledyne Technologies, Inc.* (Aerospace/Defense)	406	37,701
TeleTech Holdings, Inc.* (Commercial Services)	174	4,199
Tennant Co. (Machinery - Diversified)	232	14,799
Tesco Corp.* (Oil & Gas Services)	580	11,600
Tessera Technologies, Inc. (Semiconductors)	348	7,632
Texas Capital Bancshares, Inc.* (Banks)	812	45,625
Texas Industries, Inc.* (Building Materials)	174	15,086
Texas Roadhouse, Inc. - Class A (Retail)	1,102	27,263
The Andersons, Inc. (Agriculture)	290	18,064
The Buckle, Inc. (Retail)	232	10,902
The Ensign Group, Inc. (Healthcare - Services)	232	9,860
The Medicines Co.* (Biotechnology)	1,218	32,398
The Men’s Wearhouse, Inc. (Retail)	406	19,236
The Ryland Group, Inc. (Home Builders)	522	20,039
Toro Co. (Housewares)	638	40,539
TrueBlue, Inc.* (Commercial Services)	522	13,964
TrustCo Bank Corp. (Banks)	638	4,217
Tuesday Morning Corp.* (Retail)	290	4,054
Tyler Technologies, Inc.* (Software)	522	42,622
U.S. Silica Holdings, Inc. (Mining)	986	44,538
Ultratech Stepper, Inc.* (Semiconductors)	174	4,632
UMB Financial Corp. (Banks)	348	20,431
Umpqua Holdings Corp. (Banks)	1	17
UniFirst Corp. (Textiles)	116	11,164
United Community Banks, Inc.* (Banks)	754	12,177
Universal Electronics, Inc.* (Home Furnishings)	290	10,832
Universal Health Realty Income Trust (REIT)	116	4,922
Universal Insurance Holdings, Inc. (Insurance)	406	5,940
Urstadt Biddle Properties - Class A (REIT)	174	3,551
ViaSat, Inc.* (Telecommunications)	522	33,517

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vicor Corp.* (Electrical Components & Equipment)	174	$1,455
ViewPoint Financial Group, Inc. (Banks)	290	7,560
Virtus Investment Partners, Inc.* (Diversified Financial Services)	116	21,459
Virtusa Corp.* (Computers)	464	15,298
WageWorks, Inc.* (Diversified Financial Services)	348	14,745
Watts Water Technologies, Inc. - Class A (Electronics)	232	12,342
WD-40 Co. (Household Products/Wares)	290	21,124
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,334	57,870
Wilshire Bancorp, Inc. (Banks)	1,276	12,760
Winnebago Industries, Inc.* (Home Builders)	522	12,476
Wolverine World Wide, Inc. (Apparel)	1,914	53,783
World Acceptance Corp.* (Diversified Financial Services)	116	8,422
XO Group, Inc.* (Internet)	464	4,928
Zale Corp.* (Retail)	348	7,444
Zumiez, Inc.* (Retail)	232	5,672
TOTAL COMMON STOCKS (Cost $3,471,253)		5,909,208

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $36,000	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES (Cost $3,507,253) - 100.0%		5,945,208
Net other assets (liabilities) - NM		859

NET ASSETS - 100.0%		$5,946,067

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$111,500	1.9%
Agriculture	18,064	0.3%
Airlines	34,061	0.6%
Apparel	156,439	2.6%
Auto Parts & Equipment	39,989	0.7%
Banks	476,043	8.0%
Beverages	42,811	0.7%
Biotechnology	124,716	2.1%
Building Materials	91,184	1.5%
Chemicals	104,706	1.8%
Coal	13,315	0.2%
Commercial Services	318,470	5.3%
Computers	242,513	4.1%
Cosmetics/Personal Care	12,733	0.2%
Distribution/Wholesale	63,726	1.1%
Diversified Financial Services	288,632	4.9%
Electrical Components & Equipment	175,070	2.9%
Electronics	157,540	2.6%
Energy - Alternate Sources	4,656	0.1%
Engineering & Construction	32,286	0.5%
Entertainment	53,697	0.9%
Environmental Control	51,076	0.9%
Food	45,026	0.8%
Forest Products & Paper	56,953	1.0%
Hand/Machine Tools	17,943	0.3%
Healthcare - Products	249,093	4.2%
Healthcare - Services	83,222	1.4%
Home Builders	32,515	0.5%
Home Furnishings	66,622	1.1%
Household Products/Wares	39,307	0.7%
Housewares	40,539	0.7%
Insurance	63,931	1.1%
Internet	167,753	2.8%
Iron/Steel	6,496	0.1%
Leisure Time	19,949	0.3%
Lodging	11,018	0.2%
Machinery - Diversified	108,386	1.8%
Media	9,935	0.2%
Metal Fabricate/Hardware	38,061	0.6%
Mining	68,591	1.2%
Miscellaneous Manufacturing	177,869	3.0%
Office Furnishings	8,347	0.1%
Oil & Gas	133,976	2.3%
Oil & Gas Services	123,327	2.1%
Pharmaceuticals	191,481	3.2%
Real Estate	32,570	0.5%
REIT	308,046	5.2%
Retail	431,811	7.2%
Savings & Loans	33,026	0.6%
Semiconductors	146,356	2.5%
Software	270,893	4.6%
Storage/Warehousing	33,312	0.6%
Telecommunications	148,916	2.5%
Textiles	20,375	0.3%
Transportation	101,532	1.7%
Water	8,804	0.1%
Other **	36,859	0.6%
Total	$5,946,067	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (99.5%)
Anheuser-Busch InBev N.V.ADR (Beverages)	10,323	$1,092,380
ArcelorMittalNYS (Iron/Steel)	45,621	741,341
ARM Holdings PLCADR (Semiconductors)	14,319	651,801
ASML Holding N.V.NYS (Semiconductors)	9,324	758,880
AstraZeneca PLCADR (Pharmaceuticals)	17,982	1,421,477
Banco Santander S.A.ADR (Banks)	133,200	1,326,672
Barclays PLCADR (Banks)	59,274	1,014,178
BHP Billiton PLCADR (Mining)	26,973	1,745,153
BP PLCADR (Oil & Gas)	31,635	1,601,364
Diageo PLCADR (Beverages)	8,658	1,063,029
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,316	958,787
HSBC Holdings PLCADR (Banks)	33,966	1,743,135
ING Groep N.V.*ADR (Insurance)	68,598	980,951
Koninklijke Phillips Electronics N.V.NYS (Electronics)	22,977	734,345
National Grid PLCADR (Gas)	14,319	1,017,508
Nokia Corp.*ADR (Telecommunications)	101,565	761,738
Rio Tinto PLCADR (Mining)	22,311	1,211,264
Royal Bank of Scotland Group PLC*ADR (Banks)	90,243	916,869
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	24,975	1,966,532
Ryanair Holdings PLC*ADR (Airlines)	23,310	1,246,619
Sanofi-AventisADR (Pharmaceuticals)	17,316	931,601
SAP AGADR (Software)	14,652	1,186,665
Siemens AGADR (Miscellaneous Manufacturing)	9,657	1,273,083
Statoil ASAADR (Oil & Gas)	45,621	1,390,072
Telefonaktiebolaget LM EricssonADR (Telecommunications)	71,595	858,424
Telefonica S.A.ADR (Telecommunications)	65,934	1,104,395
Tenaris S.A.ADR (Metal Fabricate/Hardware)	17,982	792,107
Total S.A.ADR (Oil & Gas)	24,642	1,755,496
Unilever N.V.NYS (Food)	22,977	983,875
Vodafone Group PLC*ADR (Telecommunications)	24,642	935,410
TOTAL COMMON STOCKS
(Cost $30,518,273)		34,165,151

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $124,000	$124,000	$124,000
TOTAL REPURCHASE AGREEMENTS
(Cost $124,000)		124,000
TOTAL INVESTMENT SECURITIES
(Cost $30,642,273) - 99.9%		34,289,151
Net other assets (liabilities) - 0.1%		22,320

NET ASSETS - 100.0%		$34,311,471

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Airlines	$1,246,619	3.6%
Banks	5,000,855	14.5%
Beverages	2,155,409	6.3%
Electronics	734,345	2.1%
Food	983,875	2.9%
Gas	1,017,508	3.0%
Insurance	980,951	2.9%
Iron/Steel	741,341	2.2%
Metal Fabricate/Hardware	792,107	2.3%
Mining	2,956,417	8.6%
Miscellaneous Manufacturing	1,273,082	3.7%
Oil & Gas	6,713,464	19.5%
Pharmaceuticals	3,311,865	9.7%
Semiconductors	1,410,681	4.1%
Software	1,186,665	3.5%
Telecommunications	3,659,967	10.6%
Other **	146,320	0.5%
Total	$34,311,471	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2014:

	Value	% of Net Assets
Belgium	$1,092,380	3.2%
Finland	761,738	2.2%
France	2,687,097	7.8%
Germany	2,459,748	7.2%
Ireland	1,246,619	3.6%
Luxembourg	1,533,448	4.5%
Netherlands	5,424,583	15.8%
Norway	1,390,072	4.1%
Spain	2,431,067	7.1%
Sweden	858,424	2.5%
United Kingdom	14,279,975	41.5%
Other**	146,320	0.5%
Total	$34,311,471	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (63.8%)
3M Co. (Miscellaneous Manufacturing)	2,091	$290,838
Abbott Laboratories (Pharmaceuticals)	5,125	198,543
AbbVie, Inc. (Pharmaceuticals)	5,289	275,451
Accenture PLC - Class A (Computers)	2,132	171,029
ACE, Ltd. (Insurance)	1,107	113,268
Actavis PLC* (Pharmaceuticals)	574	117,285
Adobe Systems, Inc.* (Software)	1,558	96,113
Aetna, Inc. (Healthcare - Services)	1,189	84,954
AFLAC, Inc. (Insurance)	1,517	95,146
Agilent Technologies, Inc. (Electronics)	1,107	59,822
AGL Resources, Inc. (Gas)	410	22,140
Air Products & Chemicals, Inc. (Chemicals)	697	81,911
Airgas, Inc. (Chemicals)	205	21,783
Akamai Technologies, Inc.* (Software)	574	30,462
Alcoa, Inc. (Mining)	3,567	48,047
Alexion Pharmaceuticals, Inc.* (Biotechnology)	656	103,779
Allegheny Technologies, Inc. (Iron/Steel)	369	15,203
Allegion PLC (Electronics)	287	14,163
Allergan, Inc. (Pharmaceuticals)	984	163,187
Alliance Data Systems Corp.* (Commercial Services)	164	39,672
Allstate Corp. (Insurance)	1,476	84,058
Altera Corp. (Semiconductors)	1,066	34,666
Altria Group, Inc. (Agriculture)	6,601	264,766
Amazon.com, Inc.* (Internet)	1,230	374,079
Ameren Corp. (Electric)	820	33,874
American Electric Power, Inc. (Electric)	1,640	88,248
American Express Co. (Diversified Financial Services)	3,034	265,263
American International Group, Inc. (Insurance)	4,879	259,221
American Tower Corp. (REIT)	1,312	109,579
Ameriprise Financial, Inc. (Diversified Financial Services)	615	68,652
AmerisourceBergen Corp. (Pharmaceuticals)	779	50,775
Ametek, Inc. (Electrical Components & Equipment)	820	43,230
Amgen, Inc. (Biotechnology)	2,501	279,487
Amphenol Corp. - Class A (Electronics)	533	50,822
Anadarko Petroleum Corp. (Oil & Gas)	1,681	166,453
Analog Devices, Inc. (Semiconductors)	1,025	52,572
Aon PLC (Insurance)	984	83,522
Apache Corp. (Oil & Gas)	1,312	113,882
Apartment Investment & Management Co. - Class A (REIT)	492	15,168
Apple Computer, Inc. (Computers)	2,952	1,741,947
Applied Materials, Inc. (Semiconductors)	4,018	76,583
Archer-Daniels-Midland Co. (Agriculture)	2,173	95,025
Assurant, Inc. (Insurance)	246	16,583
AT&T, Inc. (Telecommunications)	17,302	617,681
Autodesk, Inc.* (Software)	738	35,439
Automatic Data Processing, Inc. (Commercial Services)	1,599	124,658
AutoNation, Inc.* (Retail)	205	10,863
AutoZone, Inc.* (Retail)	123	65,668
AvalonBay Communities, Inc. (REIT)	410	55,986
Avery Dennison Corp. (Household Products/Wares)	328	15,960
Avon Products, Inc. (Cosmetics/Personal Care)	1,435	21,927
Baker Hughes, Inc. (Oil & Gas Services)	1,435	100,307
Ball Corp. (Packaging & Containers)	451	25,342
Bank of America Corp. (Banks)	35,096	531,353
Bank of New York Mellon Corp. (Banks)	3,772	127,758
Bard (C.R.), Inc. (Healthcare - Products)	246	33,783
Baxter International, Inc. (Healthcare - Products)	1,804	131,314
BB&T Corp. (Banks)	2,378	88,771
Beam, Inc. (Beverages)	442	36,894
Becton, Dickinson & Co. (Healthcare - Products)	656	74,148
Bed Bath & Beyond, Inc.* (Retail)	697	43,305
Bemis Co., Inc. (Packaging & Containers)	328	13,199
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,986	771,297
Best Buy Co., Inc. (Retail)	902	23,389
Biogen Idec, Inc.* (Biotechnology)	779	223,666
Blackhawk Network Holdings, Inc.* - Class B (Diversified Financial Services)	124	2,856
BlackRock, Inc. (Diversified Financial Services)	410	123,410
Boeing Co. (Aerospace/Defense)	2,255	290,940
BorgWarner, Inc. (Auto Parts & Equipment)	738	45,859
Boston Properties, Inc. (REIT)	492	57,633
Boston Scientific Corp.* (Healthcare - Products)	4,387	55,320
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,453	273,141
Broadcom Corp. - Class A (Semiconductors)	1,845	56,844
Brown-Forman Corp. - Class B (Beverages)	533	47,821
C.H. Robinson Worldwide, Inc. (Transportation)	492	28,979
CA, Inc. (Software)	1,066	32,129
Cablevision Systems Corp. NY - Class A (Media)	697	11,640
Cabot Oil & Gas Corp. (Oil & Gas)	1,394	54,756
Cameron International Corp.* (Oil & Gas Services)	738	47,940
Campbell Soup Co. (Food)	574	26,111
Capital One Financial Corp. (Banks)	1,886	139,375
Cardinal Health, Inc. (Pharmaceuticals)	1,148	79,797
CareFusion Corp.* (Healthcare - Products)	697	27,225
CarMax, Inc.* (Retail)	738	32,310
Carnival Corp. - Class A (Leisure Time)	1,476	58,022
Caterpillar, Inc. (Machinery - Construction & Mining)	2,132	224,712
CBRE Group, Inc.* - Class A (Real Estate)	943	25,122
CBS Corp. - Class B (Media)	1,845	106,567

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Celgene Corp.* (Biotechnology)	1,353		$198,905
CenterPoint Energy, Inc. (Gas)	1,435		35,531
CenturyLink, Inc. (Telecommunications)	1,927		67,272
Cerner Corp.* (Software)	984		50,479
CF Industries Holdings, Inc. (Chemicals)	164		40,208
Chesapeake Energy Corp. (Oil & Gas)	1,681		48,329
Chevron Corp. (Oil & Gas)	6,355		797,680
Chipotle Mexican Grill, Inc.* (Retail)	123		61,316
CIGNA Corp. (Healthcare - Services)	902		72,196
Cincinnati Financial Corp. (Insurance)	492		23,980
Cintas Corp. (Commercial Services)	328		19,329
Cisco Systems, Inc. (Telecommunications)	17,097		395,111
Citigroup, Inc. (Banks)	10,086		483,220
Citrix Systems, Inc.* (Software)	615		36,476
Clorox Co. (Household Products/Wares)	451		40,906
CME Group, Inc. (Diversified Financial Services)	1,066		75,036
CMS Energy Corp. (Electric)	902		27,340
Coach, Inc. (Retail)	902		40,274
Coca-Cola Co. (Beverages)	12,587		513,423
Coca-Cola Enterprises, Inc. (Beverages)	779		35,398
Cognizant Technology Solutions Corp.* (Computers)	2,009		96,241
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,911		195,910
Comcast Corp. - Class A (Media)	8,651		447,775
Comerica, Inc. (Banks)	615		29,668
Computer Sciences Corp. (Computers)	492		29,117
ConAgra Foods, Inc. (Food)	1,394		42,531
ConocoPhillips (Oil & Gas)	4,059		301,624
CONSOL Energy, Inc. (Coal)	779		34,673
Consolidated Edison, Inc. (Electric)	984		57,102
Constellation Brands, Inc.* (Beverages)	574		45,828
Corning, Inc. (Telecommunications)	4,633		96,876
Costco Wholesale Corp. (Retail)	1,476		170,744
Covidien PLC (Healthcare - Products)	1,517		108,086
Crown Castle International Corp. (Telecommunications)	1,107		80,512
CSX Corp. (Transportation)	3,362		94,876
Cummins, Inc. (Machinery - Diversified)	574		86,588
CVS Caremark Corp. (Retail)	3,936		286,226
D.R. Horton, Inc. (Home Builders)	943		21,010
Danaher Corp. (Miscellaneous Manufacturing)	2,009		147,420
Darden Restaurants, Inc. (Retail)	451		22,419
DaVita, Inc.* (Healthcare - Services)	574		39,778
Deere & Co. (Machinery - Diversified)	1,230		114,807
Delphi Automotive PLC (Auto Parts & Equipment)	943		63,030
Delta Air Lines, Inc. (Airlines)	2,829		104,192
Denbury Resources, Inc. (Oil & Gas)	1,189		19,999
DENTSPLY International, Inc. (Healthcare - Products)	451		20,128
Devon Energy Corp. (Oil & Gas)	1,271		88,970
Diamond Offshore Drilling, Inc. (Oil & Gas)	246		13,434
DIRECTV* - Class A (Media)	1,558		120,901
Discover Financial Services (Diversified Financial Services)	1,558		87,092
Discovery Communications, Inc.* - Class A (Media)	738		56,014
Dollar General Corp.* (Retail)	984		55,537
Dollar Tree, Inc.* (Retail)	697		36,293
Dominion Resources, Inc. (Electrical Components & Equipment)	1,927		139,785
Dover Corp. (Miscellaneous Manufacturing)	574		49,594
Dr. Pepper Snapple Group, Inc. (Beverages)	656		36,356
DTE Energy Co. (Electric)	574		44,852
Duke Energy Corp. (Electric)	2,337		174,083
Dun & Bradstreet Corp. (Software)	123		13,623
E*TRADE Financial Corp.* (Diversified Financial Services)	943		21,170
E.I. du Pont de Nemours & Co. (Chemicals)	3,075		207,009
Eastman Chemical Co. (Chemicals)	492		42,888
Eaton Corp. (Miscellaneous Manufacturing)	1,599		116,151
eBay, Inc.* (Internet)	3,854		199,753
Ecolab, Inc. (Chemicals)	902		94,385
Edison International (Electric)	1,066		60,293
Edwards Lifesciences Corp.* (Healthcare - Products)	369		30,062
Electronic Arts, Inc.* (Software)	1,025		29,008
Eli Lilly & Co. (Pharmaceuticals)	3,280		193,848
EMC Corp. (Computers)	6,724		173,479
Emerson Electric Co. (Electrical Components & Equipment)	2,337		159,337
Ensco PLCADR - Class A (Oil & Gas)	779		39,301
Entergy Corp. (Electric)	574		41,615
EOG Resources, Inc. (Oil & Gas)	1,804		176,792
EQT Corp. (Oil & Gas)	492		53,623
Equifax, Inc. (Commercial Services)	410		29,032
Equity Residential (REIT)	1,107		65,800
Essex Property Trust, Inc. (REIT)	205		35,518
Exelon Corp. (Electric)	2,829		99,099
Expedia, Inc. (Internet)	328		23,285
Expeditors International of Washington, Inc. (Transportation)	656		27,053
Express Scripts Holding Co.* (Pharmaceuticals)	2,583		171,976
Exxon Mobil Corp. (Oil & Gas)	14,350		1,469,584
F5 Networks, Inc.* (Internet)	246		25,872
Facebook, Inc.* - Class A (Internet)	5,658		338,235
Family Dollar Stores, Inc. (Retail)	328		19,270
Fastenal Co. (Distribution/Wholesale)	902		45,172
FedEx Corp. (Transportation)	984		134,070
Fidelity National Information Services, Inc. (Software)	984		52,575
Fifth Third Bancorp (Banks)	2,829		58,306
First Horizon National Corp. (Banks)	—	†	3
First Solar, Inc.* (Semiconductors)	246		16,603
FirstEnergy Corp. (Electric)	1,394		47,048

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fiserv, Inc.* (Software)	861	$52,332
FLIR Systems, Inc. (Electronics)	451	15,352
Flowserve Corp. (Machinery - Diversified)	451	32,946
Fluor Corp. (Engineering & Construction)	533	40,348
FMC Corp. (Chemicals)	451	34,727
FMC Technologies, Inc.* (Oil & Gas Services)	779	44,169
Ford Motor Co. (Auto Manufacturers)	13,120	211,888
Forest Laboratories, Inc.* (Pharmaceuticals)	779	71,598
Fossil Group, Inc.* (Distribution/Wholesale)	164	17,491
Franklin Resources, Inc. (Diversified Financial Services)	1,353	70,830
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,444	118,371
Frontier Communications Corp. (Telecommunications)	3,321	19,760
GameStop Corp. - Class A (Retail)	369	14,642
Gannett Co., Inc. (Media)	738	20,051
Garmin, Ltd. (Electronics)	410	23,411
General Dynamics Corp. (Aerospace/Defense)	1,066	116,674
General Electric Co. (Miscellaneous Manufacturing)	33,333	896,325
General Growth Properties, Inc. (REIT)	1,722	39,554
General Mills, Inc. (Food)	2,091	110,865
General Motors Co. (Auto Manufacturers)	4,346	149,850
Genuine Parts Co. (Distribution/Wholesale)	492	42,863
Genworth Financial, Inc.* - Class A (Insurance)	1,640	29,274
Gilead Sciences, Inc.* (Biotechnology)	5,125	402,261
Google, Inc.* - Class C (Internet)	943	496,641
Google, Inc.* - Class A (Internet)	943	504,391
Graham Holdings Co. - Class B (Media)	41	27,520
H & R Block, Inc. (Commercial Services)	902	25,635
Halliburton Co. (Oil & Gas Services)	2,829	178,425
Harley-Davidson, Inc. (Automobiles)	738	54,568
Harman International Industries, Inc. (Home Furnishings)	205	22,470
Harris Corp. (Telecommunications)	369	27,129
Hartford Financial Services Group, Inc. (Insurance)	1,476	52,944
Hasbro, Inc. (Toys/Games/Hobbies)	369	20,391
HCP, Inc. (REIT)	1,517	63,502
Health Care REIT, Inc. (REIT)	943	59,494
Helmerich & Payne, Inc. (Oil & Gas)	369	40,092
Hess Corp. (Oil & Gas)	902	80,422
Hewlett-Packard Co. (Computers)	6,314	208,741
Honeywell International, Inc. (Electronics)	2,624	243,770
Hormel Foods Corp. (Food)	451	21,508
Hospira, Inc.* (Healthcare - Products)	533	24,411
Host Hotels & Resorts, Inc. (REIT)	2,501	53,646
Hudson City Bancorp, Inc. (Savings & Loans)	1,599	15,926
Humana, Inc. (Healthcare - Services)	492	53,997
Huntington Bancshares, Inc. (Banks)	2,747	25,163
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,312	111,822
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	861	51,488
Integrys Energy Group, Inc. (Electric)	246	15,075
Intel Corp. (Semiconductors)	16,523	440,999
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	369	75,438
International Business Machines Corp. (Computers)	3,239	636,366
International Flavors & Fragrances, Inc. (Chemicals)	287	28,275
International Game Technology (Entertainment)	820	10,291
International Paper Co. (Forest Products & Paper)	1,476	68,856
Intuit, Inc. (Software)	943	71,432
Intuitive Surgical, Inc.* (Healthcare - Products)	123	44,489
Invesco, Ltd. (Diversified Financial Services)	1,435	50,526
Iron Mountain, Inc. (Commercial Services)	574	16,325
J.P. Morgan Chase & Co. (Banks)	12,587	704,619
Jabil Circuit, Inc. (Electronics)	615	10,615
Jacobs Engineering Group, Inc.* (Engineering & Construction)	451	26,023
Johnson & Johnson (Pharmaceuticals)	9,389	951,013
Johnson Controls, Inc. (Auto Parts & Equipment)	2,214	99,940
Joy Global, Inc. (Machinery - Construction & Mining)	328	19,805
Juniper Networks, Inc.* (Telecommunications)	1,681	41,504
Kansas City Southern Industries, Inc. (Transportation)	369	37,225
Kellogg Co. (Food)	861	57,541
Keurig Green Mountain, Inc. (Beverages)	410	38,408
KeyCorp (Banks)	2,952	40,265
Kimberly-Clark Corp. (Household Products/Wares)	1,271	142,669
Kimco Realty Corp. (REIT)	1,353	31,011
Kinder Morgan, Inc. (Pipelines)	2,214	72,309
KLA-Tencor Corp. (Semiconductors)	533	34,107
Kohls Corp. (Retail)	656	35,942
Kraft Foods Group, Inc. (Food)	1,968	111,900
Kroger Co. (Food)	1,722	79,281
L Brands, Inc. (Retail)	820	44,444
L-3 Communications Holdings, Inc. (Aerospace/Defense)	287	33,111
Laboratory Corp. of America Holdings* (Healthcare - Services)	287	28,327
Lam Research Corp.* (Semiconductors)	533	30,706
Legg Mason, Inc. (Diversified Financial Services)	328	15,380
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	451	14,820
Lennar Corp. - Class A (Home Builders)	574	22,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Leucadia National Corp. (Diversified Financial Services)	1,025	$26,158
Lincoln National Corp. (Insurance)	861	41,767
Linear Technology Corp. (Semiconductors)	779	34,666
Lockheed Martin Corp. (Aerospace/Defense)	902	148,054
Loews Corp. (Insurance)	1,025	45,069
Lorillard, Inc. (Agriculture)	1,189	70,650
Lowe’s Cos., Inc. (Retail)	3,485	159,996
LSI Logic Corp. (Semiconductors)	1,845	20,553
LyondellBasell Industries N.V. - Class A (Chemicals)	1,435	132,738
M&T Bank Corp. (Banks)	451	55,027
Macy’s, Inc. (Retail)	1,230	70,639
Marathon Oil Corp. (Oil & Gas)	2,296	83,000
Marathon Petroleum Corp. (Oil & Gas)	984	91,463
Marriott International, Inc. - Class A (Lodging)	739	42,782
Marsh & McLennan Cos., Inc. (Insurance)	1,804	88,955
Masco Corp. (Building Materials)	1,189	23,887
MasterCard, Inc. - Class A (Commercial Services)	3,403	250,291
Mattel, Inc. (Toys/Games/Hobbies)	1,148	45,019
McCormick & Co., Inc. (Food)	451	32,111
McDonald’s Corp. (Retail)	3,280	332,525
McGraw Hill Financial, Inc. (Commercial Services)	902	66,685
McKesson Corp. (Pharmaceuticals)	779	131,799
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	656	57,899
MeadWestvaco Corp. (Forest Products & Paper)	574	22,426
Medtronic, Inc. (Healthcare - Products)	3,321	195,342
Merck & Co., Inc. (Pharmaceuticals)	9,758	571,428
MetLife, Inc. (Insurance)	3,731	195,318
Michael Kors Holdings, Ltd.* (Apparel)	615	56,088
Microchip Technology, Inc. (Semiconductors)	656	31,186
Micron Technology, Inc.* (Semiconductors)	3,526	92,099
Microsoft Corp. (Software)	25,092	1,013,718
Mohawk Industries, Inc.* (Textiles)	205	27,144
Molson Coors Brewing Co. - Class B (Beverages)	533	31,964
Mondelez International, Inc. - Class A (Food)	5,658	201,708
Monsanto Co. (Chemicals)	1,763	195,164
Monster Beverage Corp.* (Beverages)	451	30,199
Moody’s Corp. (Commercial Services)	615	48,278
Morgan Stanley Dean Witter & Co. (Banks)	4,674	144,567
Motorola Solutions, Inc. (Telecommunications)	738	46,922
Murphy Oil Corp. (Oil & Gas)	574	36,409
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,230	62,459
Nabors Industries, Ltd. (Oil & Gas)	861	21,973
NASDAQ Stock Market, Inc. (Diversified Financial Services)	369	13,616
National Oilwell Varco, Inc. (Oil & Gas Services)	1,435	112,691
Navient Corp.* (Diversified Financial Services)	1,394	23,071
Neilsen Holdings N.V. (Media)	943	44,274
NetApp, Inc. (Computers)	1,107	39,420
Netflix, Inc.* (Internet)	205	66,018
Newell Rubbermaid, Inc. (Housewares)	943	28,394
Newfield Exploration Co.* (Oil & Gas)	451	15,266
Newmont Mining Corp. (Mining)	1,640	40,721
News Corp.* - Class A (Media)	1,640	27,913
NextEra Energy, Inc. (Electric)	1,435	143,284
NIKE, Inc. - Class B (Apparel)	2,460	179,457
NiSource, Inc. (Gas)	1,025	37,228
Noble Corp. (Oil & Gas)	861	26,527
Noble Energy, Inc. (Oil & Gas)	1,189	85,346
Nordstrom, Inc. (Retail)	492	30,150
Norfolk Southern Corp. (Transportation)	1,025	96,893
Northeast Utilities System (Electric)	1,066	50,379
Northern Trust Corp. (Banks)	738	44,465
Northrop Grumman Corp. (Aerospace/Defense)	738	89,674
NRG Energy, Inc. (Electric)	1,066	34,880
Nucor Corp. (Iron/Steel)	1,066	55,165
NVIDIA Corp. (Semiconductors)	1,845	34,077
Occidental Petroleum Corp. (Oil & Gas)	2,624	251,248
Omnicom Group, Inc. (Advertising)	861	58,273
ONEOK, Inc. (Pipelines)	697	44,064
Oracle Corp. (Software)	11,521	470,978
O’Reilly Automotive, Inc.* (Retail)	369	54,904
Owens-Illinois, Inc.* (Packaging & Containers)	533	16,939
PACCAR, Inc. (Auto Manufacturers)	1,189	76,072
Pall Corp. (Miscellaneous Manufacturing)	369	31,051
Parker Hannifin Corp. (Miscellaneous Manufacturing)	492	62,425
Patterson Cos., Inc. (Healthcare - Products)	287	11,681
Paychex, Inc. (Software)	1,066	44,569
Peabody Energy Corp. (Coal)	902	17,147
Pentair, Ltd. (Miscellaneous Manufacturing)	656	48,734
People’s United Financial, Inc. (Savings & Loans)	1,025	14,637
Pepco Holdings, Inc. (Electric)	820	21,943
PepsiCo, Inc. (Beverages)	5,043	433,143
PerkinElmer, Inc. (Electronics)	369	15,487
Perrigo Co. PLC (Pharmaceuticals)	451	65,332
PetSmart, Inc. (Retail)	328	22,199
Pfizer, Inc. (Pharmaceuticals)	21,197	663,042
PG&E Corp. (Electric)	1,517	69,145
Philip Morris International, Inc. (Agriculture)	5,248	448,337
Phillips 66 (Oil & Gas)	1,968	163,777
Pinnacle West Capital Corp. (Electric)	369	20,646
Pioneer Natural Resources Co. (Oil & Gas)	492	95,089

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	656	$17,581
Plum Creek Timber Co., Inc. (REIT)	574	25,026
PNC Financial Services Group (Banks)	1,763	148,163
PPG Industries, Inc. (Chemicals)	451	87,323
PPL Corp. (Electric)	2,091	69,714
Praxair, Inc. (Chemicals)	984	128,461
Precision Castparts Corp. (Metal Fabricate/Hardware)	492	124,520
Priceline.com, Inc.* (Internet)	164	189,871
Principal Financial Group, Inc. (Insurance)	902	42,250
Procter & Gamble Co. (Cosmetics/Personal Care)	9,020	744,601
Progressive Corp. (Insurance)	1,804	43,747
Prologis, Inc. (REIT)	1,640	66,633
Prudential Financial, Inc. (Insurance)	1,558	125,699
Public Service Enterprise Group, Inc. (Electric)	1,681	68,871
Public Storage, Inc. (REIT)	492	86,351
PulteGroup, Inc. (Home Builders)	1,148	21,112
PVH Corp. (Retail)	287	36,039
QEP Resources, Inc. (Oil & Gas)	615	18,874
Qualcomm, Inc. (Semiconductors)	5,617	442,115
Quanta Services, Inc.* (Commercial Services)	738	26,037
Quest Diagnostics, Inc. (Healthcare - Services)	492	27,518
Ralph Lauren Corp. (Apparel)	205	31,031
Range Resources Corp. (Oil & Gas)	533	48,210
Raytheon Co. (Aerospace/Defense)	1,025	97,867
Red Hat, Inc.* (Software)	615	29,920
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	246	73,035
Regions Financial Corp. (Banks)	4,715	47,810
Republic Services, Inc. (Environmental Control)	902	31,651
Reynolds American, Inc. (Agriculture)	1,025	57,841
Robert Half International, Inc. (Commercial Services)	451	20,205
Rockwell Automation, Inc. (Machinery - Diversified)	451	53,750
Rockwell Collins, Inc. (Aerospace/Defense)	451	35,020
Roper Industries, Inc. (Machinery - Diversified)	328	45,576
Ross Stores, Inc. (Retail)	697	47,452
Rowan Cos. PLC* - Class A (Oil & Gas)	410	12,677
Ryder System, Inc. (Transportation)	164	13,478
Safeway, Inc. (Food)	779	26,533
Salesforce.com, Inc.* (Software)	1,845	95,294
SanDisk Corp. (Computers)	738	62,708
SCANA Corp. (Electric)	451	24,210
Schlumberger, Ltd. (Oil & Gas Services)	4,346	441,336
Scripps Networks Interactive - Class A (Media)	369	27,701
Seagate Technology PLC (Computers)	1,107	58,206
Sealed Air Corp. (Packaging & Containers)	656	22,507
Sempra Energy (Gas)	738	72,774
Sherwin-Williams Co. (Chemicals)	287	57,354
Sigma-Aldrich Corp. (Chemicals)	410	39,446
Simon Property Group, Inc. (REIT)	1,025	177,531
Snap-on, Inc. (Machinery)	205	23,780
Southern Co. (Electric)	2,952	135,289
Southwest Airlines Co. (Airlines)	2,337	56,485
Southwestern Energy Co.* (Oil & Gas)	1,189	56,929
Spectra Energy Corp. (Pipelines)	2,214	87,918
St. Jude Medical, Inc. (Healthcare - Products)	943	59,852
Stanley Black & Decker, Inc. (Hand/Machine Tools)	533	45,779
Staples, Inc. (Retail)	2,173	27,163
Starbucks Corp. (Retail)	2,501	176,621
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	656	50,282
State Street Corp. (Banks)	1,435	92,644
Stericycle, Inc.* (Commercial Services)	287	33,418
Stryker Corp. (Healthcare - Products)	984	76,506
SunTrust Banks, Inc. (Banks)	1,763	67,452
Symantec Corp. (Internet)	2,296	46,563
Sysco Corp. (Food)	1,927	70,201
T. Rowe Price Group, Inc. (Diversified Financial Services)	861	70,714
Target Corp. (Retail)	2,091	129,119
TE Connectivity, Ltd. (Electronics)	1,353	79,800
TECO Energy, Inc. (Electric)	697	12,518
Tenet Healthcare Corp.* (Healthcare - Services)	328	14,786
Teradata Corp.* (Computers)	533	24,230
Tesoro Petroleum Corp. (Oil & Gas)	451	25,387
Texas Instruments, Inc. (Semiconductors)	3,608	163,984
Textron, Inc. (Miscellaneous Manufacturing)	943	38,569
The ADT Corp. (Commercial Services)	615	18,598
The AES Corp. (Electric)	2,173	31,400
The Charles Schwab Corp. (Diversified Financial Services)	3,895	103,412
The Chubb Corp. (Insurance)	820	75,506
The Dow Chemical Co. (Chemicals)	4,059	202,544
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	861	62,483
The Gap, Inc. (Retail)	861	33,837
The Goldman Sachs Group, Inc. (Banks)	1,394	222,789
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	820	20,664
The Hershey Co. (Food)	492	47,350
The Home Depot, Inc. (Retail)	4,674	371,629
The Interpublic Group of Cos., Inc. (Advertising)	1,394	24,283
The JM Smucker Co. - Class A (Food)	328	31,711
The Macerich Co. (REIT)	451	29,274
The Mosaic Co. (Chemicals)	1,107	55,394
The Travelers Cos., Inc. (Insurance)	1,189	107,700
The Williams Cos., Inc. (Pipelines)	2,255	95,094

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Thermo Fisher Scientific, Inc. (Electronics)	1,312	$149,568
Tiffany & Co. (Retail)	369	32,284
Time Warner Cable, Inc. (Media)	902	127,597
Time Warner, Inc. (Media)	2,952	196,190
TJX Cos., Inc. (Retail)	2,378	138,352
Torchmark Corp. (Insurance)	287	22,874
Total System Services, Inc. (Commercial Services)	533	16,933
Tractor Supply Co. (Retail)	451	30,325
Transocean, Ltd. (Oil & Gas)	1,148	49,444
TripAdvisor, Inc.* (Internet)	369	29,793
Twenty-First Century Fox, Inc. - Class A (Media)	6,437	206,113
Tyco International, Ltd. (Electronics)	1,517	62,045
Tyson Foods, Inc. - Class A (Food)	902	37,857
U.S. Bancorp (Banks)	6,068	247,453
Under Armour, Inc.* - Class A (Apparel)	492	24,054
Union Pacific Corp. (Transportation)	1,517	288,882
United Parcel Service, Inc. - Class B (Transportation)	2,378	234,233
United States Steel Corp. (Iron/Steel)	492	12,802
United Technologies Corp. (Aerospace/Defense)	2,788	329,905
UnitedHealth Group, Inc. (Healthcare - Services)	3,280	246,131
UnumProvident Corp. (Insurance)	861	28,602
Urban Outfitters, Inc.* (Retail)	369	13,157
V.F. Corp. (Apparel)	1,189	72,636
Valero Energy Corp. (Oil & Gas)	1,763	100,791
Varian Medical Systems, Inc.* (Healthcare - Products)	328	26,092
Ventas, Inc. (REIT)	984	65,023
VeriSign, Inc.* (Internet)	410	19,344
Verizon Communications, Inc. (Telecommunications)	13,776	643,753
Vertex Pharmaceuticals, Inc.* (Biotechnology)	779	52,738
Viacom, Inc. - Class B (Media)	1,312	111,494
Visa, Inc. - Class A (Diversified Financial Services)	1,681	340,587
Vornado Realty Trust (REIT)	574	58,892
Vulcan Materials Co. (Building Materials)	451	29,103
W.W. Grainger, Inc. (Distribution/Wholesale)	205	52,152
Walgreen Co. (Retail)	2,911	197,657
Wal-Mart Stores, Inc. (Retail)	5,371	428,122
Walt Disney Co. (Media)	5,412	429,388
Waste Management, Inc. (Commercial Services)	1,435	63,785
Waters Corp.* (Electronics)	287	28,281
WellPoint, Inc. (Healthcare - Services)	943	94,941
Wells Fargo & Co. (Banks)	15,908	789,672
Western Digital Corp. (Computers)	697	61,427
Western Union Co. (Commercial Services)	1,804	28,629
Weyerhaeuser Co. (REIT)	1,927	57,521
Whirlpool Corp. (Home Furnishings)	246	37,732
Whole Foods Market, Inc. (Food)	1,230	61,131
Windstream Holdings, Inc. (Telecommunications)	1,968	17,850
Wisconsin Energy Corp. (Electric)	738	35,778
Wyndham Worldwide Corp. (Lodging)	410	29,249
Wynn Resorts, Ltd. (Lodging)	287	58,517
Xcel Energy, Inc. (Electric)	1,640	52,267
Xerox Corp. (Office/Business Equipment)	3,690	44,612
Xilinx, Inc. (Semiconductors)	902	42,565
XL Group PLC (Insurance)	902	28,278
Xylem, Inc. (Machinery - Diversified)	615	23,118
Yahoo!, Inc.* (Internet)	3,116	112,020
YUM! Brands, Inc. (Retail)	1,476	113,637
Zimmer Holdings, Inc. (Healthcare - Products)	574	55,563
Zions Bancorp (Banks)	615	17,786
Zoetis, Inc. (Pharmaceuticals)	1,681	50,867
TOTAL COMMON STOCKS (Cost $34,158,582)		55,851,425

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $27,857,011	$27,857,000	$27,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,857,000)		27,857,000
TOTAL INVESTMENT SECURITIES (Cost $62,015,582) - 95.7%		83,708,425
Net other assets (liabilities) - 4.3%		3,749,151

NET ASSETS - 100.0%		$87,457,576

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $12,466,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $14,370,525)	153	$176,039

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	05/27/14	$29,456,935	$144,693
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	0.53%	05/27/14	21,410,960	142,416
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.47%	05/27/14	41,516,729	319,535
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	0.47%	05/27/14	12,326,732	94,328
				$700,972

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$82,556	0.1%
Aerospace/Defense	1,141,245	1.3%
Agriculture	936,619	1.1%
Airlines	160,677	0.2%
Apparel	363,266	0.4%
Auto Manufacturers	437,810	0.5%
Auto Parts & Equipment	229,493	0.3%
Automobiles	54,568	0.1%
Banks	4,106,329	4.7%
Beverages	1,249,435	1.4%
Biotechnology	1,333,871	1.5%
Building Materials	52,990	0.1%
Chemicals	1,449,611	1.7%
Coal	51,820	0.1%
Commercial Services	827,509	0.9%
Computers	3,302,910	3.8%
Cosmetics/Personal Care	1,024,921	1.2%
Distribution/Wholesale	157,678	0.2%
Diversified Financial Services	1,433,212	1.6%
Electric	1,458,954	1.7%
Electrical Components & Equipment	342,352	0.4%
Electronics	753,136	0.9%
Engineering & Construction	66,371	0.1%
Entertainment	10,291	NM
Environmental Control	31,651	NM
Food	958,339	1.1%
Forest Products & Paper	91,282	0.1%
Gas	167,673	0.2%
Hand/Machine Tools	45,779	0.1%
Healthcare - Products	974,002	1.1%
Healthcare - Services	662,628	0.8%
Home Builders	64,272	0.1%
Home Furnishings	60,202	0.1%
Household Products/Wares	199,536	0.2%
Housewares	28,394	NM
Insurance	2,375,058	2.7%
Internet	2,425,866	2.8%
Iron/Steel	83,170	0.1%
Leisure Time	58,022	0.1%
Lodging	180,830	0.2%
Machinery	23,780	NM
Machinery - Construction & Mining	244,517	0.3%
Machinery - Diversified	356,785	0.4%
Media	1,961,139	2.2%
Metal Fabricate/Hardware	124,520	0.1%
Mining	207,139	0.2%
Miscellaneous Manufacturing	1,859,236	2.1%
Office/Business Equipment	62,193	0.1%
Oil & Gas	4,647,350	5.2%
Oil & Gas Services	924,868	1.1%
Packaging & Containers	77,987	0.1%
Pharmaceuticals	4,149,438	4.7%
Pipelines	299,385	0.3%
Real Estate	25,122	NM
REIT	1,153,141	1.3%
Retail	3,408,449	3.9%
Savings & Loans	30,563	NM
Semiconductors	1,604,325	1.8%
Software	2,154,547	2.5%
Telecommunications	2,054,370	2.3%
Textiles	27,144	NM
Toys/Games/Hobbies	65,410	0.1%
Transportation	955,689	1.1%
Other **	31,606,151	36.2%
Total	$87,457,576	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (69.5%)
3D Systems Corp.* (Computers)	3,094	$146,470
Aaron’s, Inc. (Commercial Services)	2,380	70,139
Abercrombie & Fitch Co. - Class A (Retail)	2,380	87,489
ACI Worldwide, Inc.* (Software)	1,190	68,009
Acuity Brands, Inc. (Electrical Components & Equipment)	1,428	177,886
Acxiom Corp.* (Software)	2,380	67,211
ADTRAN, Inc. (Telecommunications)	1,904	42,707
Advance Auto Parts, Inc. (Retail)	2,380	288,669
Advanced Micro Devices, Inc.* (Semiconductors)	19,992	81,767
Advent Software, Inc. (Software)	1,428	41,155
Aecom Technology Corp.* (Engineering & Construction)	3,332	108,023
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,666	330,201
AGCO Corp. (Machinery - Diversified)	2,856	159,079
Alaska Air Group, Inc. (Airlines)	2,142	201,519
Albemarle Corp. (Chemicals)	2,618	175,511
Alexander & Baldwin, Inc. (Real Estate)	1,428	53,279
Alexandria Real Estate Equities, Inc. (REIT)	2,380	175,692
Align Technology, Inc.* (Healthcare - Products)	2,380	119,928
Alleghany Corp.* (Insurance)	476	194,198
Alliant Energy Corp. (Electric)	3,570	208,774
Alliant Techsystems, Inc. (Aerospace/Defense)	952	137,297
Allscripts Healthcare Solutions, Inc.* (Software)	5,236	79,692
AMC Networks, Inc.* - Class A (Media)	1,904	125,036
American Campus Communities, Inc. (REIT)	3,332	127,282
American Eagle Outfitters, Inc. (Retail)	5,474	63,279
American Financial Group, Inc. (Insurance)	2,380	139,063
ANN, Inc.* (Retail)	1,428	55,963
ANSYS, Inc.* (Software)	3,094	236,102
AOL, Inc.* (Internet)	2,618	112,077
Apollo Group, Inc.* - Class A (Commercial Services)	3,332	96,161
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,142	144,414
Aqua America, Inc. (Water)	5,712	143,314
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,332	189,091
Arthur J. Gallagher & Co. (Insurance)	4,998	225,010
Ascena Retail Group, Inc.* (Retail)	4,284	73,685
Ashland, Inc. (Chemicals)	2,380	229,908
Aspen Insurance Holdings, Ltd. (Insurance)	2,142	98,061
Associated Banc-Corp. (Banks)	5,236	91,892
Astoria Financial Corp. (Savings & Loans)	2,618	34,715
Atmel Corp.* (Semiconductors)	13,804	107,257
Atmos Energy Corp. (Gas)	3,332	170,065
Atwood Oceanics, Inc.* (Oil & Gas)	1,904	94,362
Avnet, Inc. (Electronics)	4,522	195,034
Bally Technologies, Inc.* (Entertainment)	1,190	77,481
BancorpSouth, Inc. (Banks)	2,618	61,156
Bank of Hawaii Corp. (Banks)	1,428	78,783
BE Aerospace, Inc.* (Aerospace/Defense)	3,094	271,561
Big Lots, Inc.* (Retail)	1,904	75,208
Bill Barrett Corp.* (Oil & Gas)	1,666	39,451
BioMed Realty Trust, Inc. (REIT)	6,188	129,329
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	714	87,972
Black Hills Corp. (Electric)	1,428	82,467
Bob Evans Farms, Inc. (Retail)	714	33,465
Brinker International, Inc. (Retail)	2,142	105,258
Broadridge Financial Solutions, Inc. (Software)	3,808	145,999
Brown & Brown, Inc. (Insurance)	3,808	113,402
Brunswick Corp. (Leisure Time)	3,094	124,348
Cabela’s, Inc.* (Retail)	1,428	93,691
Cabot Corp. (Chemicals)	1,904	110,051
Cadence Design Systems, Inc.* (Computers)	9,282	144,428
Camden Property Trust (REIT)	2,856	195,607
CARBO Ceramics, Inc. (Oil & Gas Services)	714	99,896
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,142	176,180
Carpenter Technology Corp. (Iron/Steel)	1,666	104,625
Carter’s, Inc. (Apparel)	1,666	122,718
Cathay Bancorp, Inc. (Banks)	2,380	56,168
CBOE Holdings, Inc. (Diversified Financial Services)	2,856	152,396
Charles River Laboratories International, Inc.* (Biotechnology)	1,666	89,498
Chico’s FAS, Inc. (Retail)	5,236	83,148
Church & Dwight, Inc. (Household Products/Wares)	4,522	312,063
Ciena Corp.* (Telecommunications)	3,332	65,874
Cimarex Energy Co. (Oil & Gas)	2,856	340,206
Cinemark Holdings, Inc. (Entertainment)	3,332	98,694
City National Corp. (Banks)	1,428	103,630
Clarcor, Inc. (Miscellaneous Manufacturing)	1,666	96,228
Clean Harbors, Inc.* (Environmental Control)	1,904	114,240
Cleco Corp. (Electric)	1,904	100,055
Cliffs Natural Resources, Inc. (Iron/Steel)	5,236	92,782
Commerce Bancshares, Inc. (Banks)	2,618	113,831
Commercial Metals Co. (Iron/Steel)	3,808	73,114
Community Health Systems, Inc.* (Healthcare - Services)	3,570	135,267
CommVault Systems, Inc.* (Software)	1,428	69,115
Compass Minerals International, Inc. (Mining)	1,190	109,004
Compuware Corp. (Software)	7,140	73,970
Concur Technologies, Inc.* (Software)	1,428	114,911
Convergys Corp. (Commercial Services)	3,332	71,771
Conversant, Inc.* (Software)	2,142	52,350
Con-way, Inc. (Transportation)	1,904	80,882

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Copart, Inc.* (Retail)	3,570	$129,484
CoreLogic, Inc.* (Commercial Services)	2,856	80,054
Corporate Office Properties Trust (REIT)	2,856	76,398
Corrections Corp. of America (REIT)	3,808	124,902
Covance, Inc.* (Healthcare - Services)	1,904	168,085
Crane Co. (Miscellaneous Manufacturing)	1,666	121,168
Cree, Inc.* (Semiconductors)	4,046	190,850
CST Brands, Inc. (Retail)	2,380	77,660
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,380	166,743
Cullen/Frost Bankers, Inc. (Banks)	1,666	127,299
Cypress Semiconductor Corp. (Semiconductors)	4,522	42,823
Cytec Industries, Inc. (Chemicals)	1,190	113,431
Dean Foods Co. (Food)	3,094	49,009
Deckers Outdoor Corp.* (Apparel)	1,190	93,951
Deluxe Corp. (Commercial Services)	1,666	91,547
DeVry, Inc. (Commercial Services)	1,904	85,737
Dick’s Sporting Goods, Inc. (Retail)	3,332	175,463
Diebold, Inc. (Computers)	2,142	80,561
Domino’s Pizza, Inc. (Retail)	1,904	141,620
Domtar Corp. (Forest Products & Paper)	952	88,879
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,284	180,314
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,380	57,191
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,380	143,847
Dril-Quip, Inc.* (Oil & Gas Services)	1,428	161,535
DST Systems, Inc. (Computers)	952	87,765
Duke Realty Corp. (REIT)	10,710	187,639
Eagle Materials, Inc. (Building Materials)	1,666	138,828
East West Bancorp, Inc. (Banks)	4,760	164,267
Eaton Vance Corp. (Diversified Financial Services)	4,046	145,939
Endo International PLC* (Pharmaceuticals)	4,522	284,637
Energen Corp. (Oil & Gas)	2,380	185,426
Energizer Holdings, Inc. (Electrical Components & Equipment)	2,142	239,240
Equinix, Inc.* (Internet)	1,666	312,891
Equity One, Inc. (REIT)	2,142	48,259
Esterline Technologies Corp.* (Aerospace/Defense)	952	103,787
Everest Re Group, Ltd. (Insurance)	1,428	225,667
Exelis, Inc. (Aerospace/Defense)	6,188	114,726
Extra Space Storage, Inc. (REIT)	3,570	186,818
FactSet Research Systems, Inc. (Media)	1,190	126,735
Fair Isaac Corp. (Software)	1,190	68,068
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,046	51,506
Federal Realty Investment Trust (REIT)	2,142	251,772
Federated Investors, Inc. - Class B (Diversified Financial Services)	3,094	88,303
FEI Co. (Electronics)	1,190	94,629
Fidelity National Title Group, Inc. - Class A (Insurance)	9,044	291,036
First American Financial Corp. (Insurance)	3,332	88,631
First Horizon National Corp. (Banks)	7,616	87,508
First Niagara Financial Group, Inc. (Savings & Loans)	11,424	101,902
FirstMerit Corp. (Banks)	5,474	106,141
Flowers Foods, Inc. (Food)	5,712	117,210
Foot Locker, Inc. (Retail)	4,760	221,483
Fortinet, Inc.* (Computers)	4,522	99,394
Fortune Brands Home & Security, Inc. (Building Materials)	5,474	218,139
FTI Consulting, Inc.* (Commercial Services)	1,428	48,980
Fulton Financial Corp. (Banks)	6,188	75,432
Gartner Group, Inc.* (Commercial Services)	3,094	213,301
GATX Corp. (Trucking & Leasing)	1,428	93,720
General Cable Corp. (Electrical Components & Equipment)	1,666	42,683
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,666	164,951
Gentex Corp. (Electronics)	4,760	136,469
Global Payments, Inc. (Commercial Services)	2,380	159,055
Graco, Inc. (Machinery - Diversified)	1,904	138,040
Granite Construction, Inc. (Engineering & Construction)	1,190	44,482
Great Plains Energy, Inc. (Electric)	4,998	134,096
Greenhill & Co., Inc. (Diversified Financial Services)	952	47,743
Greif, Inc. - Class A (Packaging & Containers)	952	51,589
GUESS?, Inc. (Retail)	1,904	51,237
Gulfport Energy Corp.* (Oil & Gas)	2,856	210,402
Hancock Holding Co. (Banks)	2,618	88,305
Hanesbrands, Inc. (Apparel)	3,332	273,523
Hanover Insurance Group, Inc. (Insurance)	1,428	83,467
Harsco Corp. (Miscellaneous Manufacturing)	2,618	62,649
Hawaiian Electric Industries, Inc. (Electric)	3,332	79,935
HCC Insurance Holdings, Inc. (Insurance)	3,332	153,072
Health Net, Inc.* (Healthcare - Services)	2,618	89,876
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,094	74,380
Henry Schein, Inc.* (Healthcare - Products)	2,856	326,240
Herman Miller, Inc. (Office Furnishings)	1,904	58,701
Highwoods Properties, Inc. (REIT)	2,856	115,240
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,904	71,133
Hillshire Brands Co. (Food)	4,046	144,240
HMS Holdings Corp.* (Commercial Services)	2,856	46,182
HNI Corp. (Office Furnishings)	1,428	50,308
HollyFrontier Corp. (Oil & Gas)	6,426	337,943
Hologic, Inc.* (Healthcare - Products)	8,806	184,794
Home Properties, Inc. (REIT)	1,904	117,286
Hospitality Properties Trust (REIT)	4,760	143,038

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HSN, Inc. (Retail)	1,190	$69,068
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,666	196,121
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,666	171,598
IDACORP, Inc. (Electric)	1,666	93,529
IDEX Corp. (Machinery - Diversified)	2,618	195,225
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,666	210,649
Informatica Corp.* (Software)	3,570	126,557
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,998	134,746
Ingredion, Inc. (Food)	2,380	167,671
Integrated Device Technology, Inc.* (Semiconductors)	4,522	52,772
InterDigital, Inc. (Telecommunications)	1,428	49,580
International Bancshares Corp. (Banks)	1,904	43,716
International Rectifier Corp.* (Semiconductors)	2,380	61,975
International Speedway Corp. - Class A (Entertainment)	952	29,931
Intersil Corp. - Class A (Semiconductors)	4,046	49,928
Intrepid Potash, Inc.* (Chemicals)	1,904	31,035
Itron, Inc.* (Electronics)	1,190	45,220
ITT Corp. (Miscellaneous Manufacturing)	2,856	123,208
J.B. Hunt Transport Services, Inc. (Transportation)	2,856	217,342
J.C. Penney Co., Inc.* (Retail)	9,996	85,166
Jack Henry & Associates, Inc. (Computers)	2,856	157,537
Janus Capital Group, Inc. (Diversified Financial Services)	4,998	60,626
Jarden Corp.* (Household Products/Wares)	4,046	231,229
JDS Uniphase Corp.* (Telecommunications)	7,616	96,494
JetBlue Airways Corp.* (Airlines)	7,378	58,323
John Wiley & Sons, Inc. (Media)	1,428	82,053
Jones Lang LaSalle, Inc. (Real Estate)	1,428	165,491
Kate Spade & Co.* (Apparel)	4,046	140,679
KB Home (Home Builders)	2,618	43,223
KBR, Inc. (Engineering & Construction)	4,760	120,761
Kemper Corp. (Insurance)	1,666	65,657
Kennametal, Inc. (Hand/Machine Tools)	2,618	122,339
Kilroy Realty Corp. (REIT)	2,618	155,954
Kirby Corp.* (Transportation)	1,904	191,580
Knowles Corp.* (Electronics)	2,856	79,768
Lamar Advertising Co.* - Class A (Advertising)	2,142	106,929
Lancaster Colony Corp. (Food)	714	67,744
Landstar System, Inc. (Transportation)	1,428	89,950
Leidos Holdings, Inc. (Commercial Services)	2,380	88,631
Lennox International, Inc. (Building Materials)	1,428	119,709
Lexmark International, Inc. - Class A (Computers)	1,904	81,872
Liberty Property Trust (REIT)	4,760	178,500
Life Time Fitness, Inc.* (Leisure Time)	1,190	57,120
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,428	79,854
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,618	174,909
LKQ Corp.* (Distribution/Wholesale)	9,758	284,153
Louisiana-Pacific Corp.* (Building Materials)	4,522	74,116
M.D.C. Holdings, Inc. (Home Builders)	1,190	32,844
Mack-Cali Realty Corp. (REIT)	2,856	58,177
Mallinckrodt PLC* (Pharmaceuticals)	1,904	135,622
Manpower, Inc. (Commercial Services)	2,618	212,948
Martin Marietta Materials (Building Materials)	1,428	177,543
Masimo Corp.* (Healthcare - Products)	1,666	44,582
Matthews International Corp. - Class A (Commercial Services)	952	38,413
MDU Resources Group, Inc. (Electric)	6,188	219,179
Mednax, Inc.* (Healthcare - Services)	3,332	197,421
Mentor Graphics Corp. (Computers)	3,094	64,046
Mercury General Corp. (Insurance)	1,190	56,953
Meredith Corp. (Media)	1,190	52,443
Mettler Toledo International, Inc.* (Electronics)	952	221,930
Micros Systems, Inc.* (Computers)	2,380	122,570
Mid-America Apartment Communities, Inc. (REIT)	2,380	165,767
Minerals Technologies, Inc. (Chemicals)	1,190	70,793
MSA Safety, Inc. (Machinery - Construction & Mining)	952	50,218
MSC Industrial Direct Co. - Class A (Retail)	1,428	130,034
MSCI, Inc.* - Class A (Software)	3,808	154,376
Murphy USA, Inc.* (Oil & Gas)	1,428	60,690
National Fuel Gas Co. (Gas)	2,618	192,790
National Instruments Corp. (Electronics)	3,094	84,497
National Retail Properties, Inc. (REIT)	4,046	138,090
NCR Corp.* (Computers)	5,474	167,012
NeuStar, Inc.* - Class A (Telecommunications)	1,904	48,971
New York Community Bancorp (Savings & Loans)	14,280	220,054
NewMarket Corp. (Chemicals)	476	177,224
Nordson Corp. (Machinery - Diversified)	1,904	141,562
NVR, Inc.* (Home Builders)	238	256,326
Oceaneering International, Inc. (Oil & Gas Services)	3,570	261,611
Office Depot, Inc.* (Retail)	15,708	64,246
OGE Energy Corp. (Electric)	6,426	239,883
Oil States International, Inc.* (Oil & Gas Services)	1,666	161,835
Old Dominion Freight Line, Inc.* (Transportation)	2,380	144,299
Old Republic International Corp. (Insurance)	7,854	130,062
Olin Corp. (Chemicals)	2,618	73,566
OMEGA Healthcare Investors, Inc. (REIT)	4,046	140,720
Omnicare, Inc. (Pharmaceuticals)	3,332	197,488

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ONE Gas, Inc. (Pipelines)	1,666	$60,942
Oshkosh Truck Corp. (Auto Manufacturers)	2,618	145,325
Owens & Minor, Inc. (Distribution/Wholesale)	2,142	71,843
Packaging Corp. of America (Packaging & Containers)	3,094	206,153
PacWest Bancorp (Banks)	3,094	121,811
Panera Bread Co.* - Class A (Retail)	952	145,627
Patterson-UTI Energy, Inc. (Oil & Gas)	4,760	154,843
Plantronics, Inc. (Telecommunications)	1,428	62,218
PNM Resources, Inc. (Electric)	2,618	72,466
Polaris Industries, Inc. (Leisure Time)	2,142	287,735
Polycom, Inc.* (Telecommunications)	4,522	55,621
PolyOne Corp. (Chemicals)	5,236	196,193
Post Holdings, Inc.* (Food)	1,190	62,189
Potlatch Corp. (REIT)	1,428	54,592
Primerica, Inc. (Insurance)	1,904	87,375
Prosperity Bancshares, Inc. (Banks)	1,904	112,336
Protective Life Corp. (Insurance)	2,618	133,911
PTC, Inc.* (Software)	3,808	134,689
Questar Corp. (Gas)	5,712	138,687
R.R. Donnelley & Sons Co. (Commercial Services)	6,426	113,098
Rackspace Hosting, Inc.* (Internet)	3,808	110,508
Raymond James Financial Corp. (Diversified Financial Services)	4,046	201,086
Rayonier, Inc. (REIT)	4,046	182,475
Realty Income Corp. (REIT)	7,140	310,234
Regal-Beloit Corp. (Hand/Machine Tools)	1,428	106,714
Regency Centers Corp. (REIT)	3,094	162,218
Reinsurance Group of America, Inc. (Insurance)	2,380	182,570
Reliance Steel & Aluminum Co. (Iron/Steel)	2,618	185,406
RenaissanceRe Holdings (Insurance)	1,428	144,528
Rent-A-Center, Inc. (Commercial Services)	1,666	48,664
ResMed, Inc. (Healthcare - Products)	4,522	225,422
RF Micro Devices, Inc.* (Telecommunications)	9,282	78,340
Riverbed Technology, Inc.* (Computers)	5,236	101,840
Rock-Tenn Co. - Class A (Packaging & Containers)	2,380	227,551
Rollins, Inc. (Commercial Services)	2,142	64,431
Rosetta Resources, Inc.* (Oil & Gas)	1,904	90,135
Rovi Corp.* (Semiconductors)	3,094	68,965
Royal Gold, Inc. (Mining)	2,142	141,800
RPM, Inc. (Chemicals)	4,284	182,755
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,142	235,620
Science Applications International Corp. (Commercial Services)	1,428	55,692
SEI Investments Co. (Commercial Services)	4,522	146,422
Semtech Corp.* (Semiconductors)	2,142	51,365
Senior Housing Properties Trust (REIT)	6,188	145,232
Sensient Technologies Corp. (Chemicals)	1,666	90,047
Service Corp. International (Commercial Services)	6,902	129,550
Signature Bank* (Banks)	1,428	169,674
Signet Jewelers, Ltd. (Retail)	2,618	265,255
Silgan Holdings, Inc. (Packaging & Containers)	1,428	71,043
Silicon Laboratories, Inc.* (Semiconductors)	1,190	53,491
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,904	143,219
Skyworks Solutions, Inc.* (Semiconductors)	6,188	254,017
SL Green Realty Corp. (REIT)	3,094	323,974
SLM Corp.* (Diversified Financial Services)	13,804	127,825
SM Energy Co. (Oil & Gas)	2,142	158,786
Smith Corp. (Miscellaneous Manufacturing)	2,380	111,289
Solarwinds, Inc.* (Software)	2,142	86,365
Solera Holdings, Inc. (Software)	2,142	138,759
Sonoco Products Co. (Packaging & Containers)	3,332	140,211
Sotheby’s - Class A (Commercial Services)	2,142	90,093
SPX Corp. (Miscellaneous Manufacturing)	1,428	145,428
StanCorp Financial Group, Inc. (Insurance)	1,428	87,251
Steel Dynamics, Inc. (Iron/Steel)	7,140	130,448
STERIS Corp. (Healthcare - Products)	1,904	91,487
SunEdison, Inc.* (Semiconductors)	8,092	155,609
Superior Energy Services, Inc. (Oil & Gas Services)	5,236	172,369
SUPERVALU, Inc.* (Food)	6,426	44,918
SVB Financial Group* (Banks)	1,428	152,352
Synopsys, Inc.* (Computers)	4,998	188,024
Synovus Financial Corp. (Banks)	31,654	101,609
Taubman Centers, Inc. (REIT)	2,142	156,023
TCF Financial Corp. (Banks)	5,474	85,942
Tech Data Corp.* (Electronics)	1,190	74,363
Techne Corp. (Healthcare - Products)	1,190	106,279
Teleflex, Inc. (Healthcare - Products)	1,428	145,785
Telephone & Data Systems, Inc. (Telecommunications)	3,332	90,597
Tempur-Pedic International, Inc.* (Home Furnishings)	1,904	95,543
Teradyne, Inc.* (Semiconductors)	6,188	109,342
Terex Corp. (Machinery - Diversified)	3,570	154,545
The Brink’s Co. (Commercial Services)	1,666	42,383
The Cheesecake Factory, Inc. (Retail)	1,428	64,103
The Cooper Cos., Inc. (Healthcare - Products)	1,666	219,762
The Corporate Executive Board Co. (Commercial Services)	1,190	82,134
The Hain Celestial Group, Inc.* (Food)	1,666	143,309
The New York Times Co. - Class A (Media)	4,046	65,060
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,428	87,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Timken Co. (Metal Fabricate/Hardware)	2,618	$165,144
The Valspar Corp. (Chemicals)	2,618	191,219
The Wendy’s Co. (Retail)	8,568	71,200
Thor Industries, Inc. (Home Builders)	1,428	86,922
Thoratec Corp.* (Healthcare - Products)	1,904	62,413
Tibco Software, Inc.* (Internet)	4,998	98,111
Tidewater, Inc. (Transportation)	1,666	84,849
Toll Brothers, Inc.* (Home Builders)	5,236	179,281
Tootsie Roll Industries, Inc. (Food)	714	20,128
Towers Watson & Co. - Class A (Commercial Services)	2,142	240,376
Trimble Navigation, Ltd.* (Electronics)	8,330	320,122
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,618	196,507
Triumph Group, Inc. (Aerospace/Defense)	1,666	107,973
Trustmark Corp. (Banks)	2,142	48,988
Tupperware Corp. (Household Products/Wares)	1,666	141,460
tw telecom, Inc.* (Telecommunications)	4,522	138,780
UDR, Inc. (REIT)	8,092	209,259
UGI Corp. (Gas)	3,808	177,796
Umpqua Holdings Corp. (Banks)	5,712	94,991
Unit Corp.* (Oil & Gas)	1,428	94,177
United Natural Foods, Inc.* (Food)	1,666	115,004
United Rentals, Inc.* (Commercial Services)	3,094	290,310
United Therapeutics Corp.* (Biotechnology)	1,428	142,814
Universal Corp. (Agriculture)	714	38,963
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,856	233,592
URS Corp. (Engineering & Construction)	2,380	112,146
UTI Worldwide, Inc. (Transportation)	2,856	27,960
Valley National Bancorp (Banks)	6,426	64,389
Valmont Industries, Inc. (Metal Fabricate/Hardware)	952	141,762
VCA Antech, Inc.* (Pharmaceuticals)	2,856	87,479
Vectren Corp. (Gas)	2,618	106,212
VeriFone Systems, Inc.* (Software)	3,570	119,381
Vishay Intertechnology, Inc. (Electronics)	4,522	64,303
W.R. Berkley Corp. (Insurance)	3,332	147,408
Wabtec Corp. (Machinery - Diversified)	3,094	230,659
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,856	192,637
Washington Federal, Inc. (Savings & Loans)	3,332	71,905
Waste Connections, Inc. (Environmental Control)	4,046	180,694
Watsco, Inc. (Distribution/Wholesale)	952	97,970
Webster Financial Corp. (Banks)	2,856	86,080
Weingarten Realty Investors (REIT)	3,570	111,384
WellCare Health Plans, Inc.* (Healthcare - Services)	1,428	96,347
Werner Enterprises, Inc. (Transportation)	1,428	36,557
Westamerica Bancorp (Banks)	952	48,381
Westar Energy, Inc. (Electric)	4,284	153,710
WEX, Inc.* (Commercial Services)	1,190	114,204
WGL Holdings, Inc. (Gas)	1,666	66,290
Whitewave Foods Co.* (Food)	5,712	158,165
Williams-Sonoma, Inc. (Retail)	2,856	179,414
Woodward, Inc. (Electronics)	1,904	85,356
World Fuel Services Corp. (Retail)	2,380	108,385
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,666	61,309
WPX Energy, Inc.* (Oil & Gas)	6,664	141,810
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,666	115,687
TOTAL COMMON STOCKS (Cost $35,862,621)		50,566,812

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $18,671,007	$18,671,000	$18,671,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,671,000)		18,671,000
TOTAL INVESTMENT SECURITIES (Cost $54,533,621) - 95.2%		69,237,812
Net other assets (liabilities) - 4.8%		3,493,588

NET ASSETS - 100.0%		$72,731,400

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $11,716,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $13,396,680)	99	$(172,085)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	05/27/14	$10,910,047	$77,734
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	0.27%	05/27/14	9,064,791	73,056
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	05/27/14	47,887,373	476,820
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	0.42%	05/27/14	13,504,478	126,992
				$754,602

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$106,929	0.1%
Aerospace/Defense	735,344	1.0%
Agriculture	38,963	0.1%
Airlines	259,842	0.4%
Apparel	630,871	0.9%
Auto Manufacturers	145,325	0.2%
Banks	2,284,681	3.1%
Biotechnology	487,027	0.7%
Building Materials	728,335	1.0%
Chemicals	1,641,734	2.3%
Commercial Services	2,720,276	3.7%
Computers	1,441,518	2.0%
Distribution/Wholesale	777,803	1.1%
Diversified Financial Services	1,346,756	1.9%
Electric	1,384,094	1.9%
Electrical Components & Equipment	655,930	0.9%
Electronics	1,401,691	1.9%
Engineering & Construction	385,412	0.5%
Entertainment	263,297	0.4%
Environmental Control	294,934	0.4%
Food	1,089,588	1.5%
Forest Products & Paper	88,879	0.1%
Gas	851,840	1.2%
Hand/Machine Tools	403,962	0.6%
Healthcare - Products	1,951,694	2.7%
Healthcare - Services	1,000,443	1.4%
Home Builders	598,596	0.8%
Home Furnishings	95,543	0.1%
Household Products/Wares	772,160	1.1%
Insurance	2,647,322	3.6%
Internet	633,587	0.9%
Iron/Steel	586,375	0.8%
Leisure Time	469,203	0.6%
Machinery - Construction & Mining	50,218	0.1%
Machinery - Diversified	1,134,796	1.6%
Media	451,327	0.6%
Metal Fabricate/Hardware	368,215	0.5%
Mining	250,804	0.3%
Miscellaneous Manufacturing	1,357,383	1.9%
Office Furnishings	109,009	0.1%
Oil & Gas	1,908,232	2.6%
Oil & Gas Services	1,075,472	1.5%
Packaging & Containers	696,547	1.0%
Pharmaceuticals	940,846	1.3%
Pipelines	60,942	0.1%
Real Estate	218,770	0.3%
REIT	4,371,860	6.0%
Retail	2,939,300	4.0%
Savings & Loans	428,576	0.6%
Semiconductors	1,331,667	1.8%
Shipbuilding	171,598	0.2%
Software	1,776,710	2.4%
Telecommunications	729,182	1.0%
Transportation	1,038,370	1.4%
Trucking & Leasing	93,720	0.1%
Water	143,314	0.2%
Other **	22,164,588	30.5%
Total	$72,731,400	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (59.4%)
1-800-Flowers.com, Inc.* - Class A (Internet)	930	$5,069
1st United Bancorp, Inc. (Banks)	1,085	7,942
8x8, Inc.* (Telecommunications)	1,860	18,042
AAON, Inc. (Building Materials)	620	17,577
AAR Corp. (Aerospace/Defense)	930	24,087
Abaxis, Inc.* (Healthcare - Products)	465	18,884
ABIOMED, Inc.* (Healthcare - Products)	930	22,032
ABM Industries, Inc. (Commercial Services)	1,240	33,592
Abraxas Petroleum Corp.* (Oil & Gas)	3,100	16,926
Acacia Research Corp. (Commercial Services)	1,085	17,403
Acadia Healthcare Co., Inc.* (Healthcare - Services)	775	32,566
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,550	31,202
Acadia Realty Trust (REIT)	1,240	33,641
Acco Brands Corp.* (Household Products/Wares)	2,790	17,103
Accuray, Inc.* (Healthcare - Products)	2,015	16,926
Accuride Corp.* (Auto Parts & Equipment)	1,395	7,868
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	775	8,386
Aceto Corp. (Chemicals)	775	16,957
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	2,325	6,626
ACI Worldwide, Inc.* (Software)	930	53,150
Acorda Therapeutics, Inc.* (Biotechnology)	930	32,969
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,550	52,483
Actuate Corp.* (Software)	1,395	7,854
Acuity Brands, Inc. (Electrical Components & Equipment)	930	115,850
Acxiom Corp.* (Software)	1,705	48,149
ADTRAN, Inc. (Telecommunications)	1,395	31,290
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	930	20,348
Advent Software, Inc. (Software)	775	22,336
Advisory Board Co.* (Commercial Services)	775	44,377
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	620	27,441
Aegion Corp.* (Engineering & Construction)	930	23,706
Aeroflex Holding Corp.* (Semiconductors)	775	5,929
Aeropostale, Inc.* (Retail)	1,860	9,244
Aerovironment, Inc.* (Aerospace/Defense)	465	15,703
Affymetrix, Inc.* (Healthcare - Products)	2,170	16,123
AG Mortgage Investment Trust, Inc. (REIT)	775	13,710
AH Belo Corp. - Class A (Media)	775	8,920
Air Methods Corp.* (Healthcare - Services)	930	51,773
Air Transport Services Group, Inc.* (Transportation)	1,550	12,137
Aircastle, Ltd. (Diversified Financial Services)	1,550	27,234
AK Steel Holding Corp.* (Iron/Steel)	3,720	26,040
Akorn, Inc.* (Pharmaceuticals)	1,395	35,181
Albany International Corp. - Class A (Machinery - Diversified)	620	22,308
Albany Molecular Research, Inc.* (Commercial Services)	775	12,447
Alexander & Baldwin, Inc. (Real Estate)	930	34,698
Align Technology, Inc.* (Healthcare - Products)	1,550	78,104
ALLETE, Inc. (Electric)	930	48,137
Alliance One International, Inc.* (Agriculture)	2,635	6,772
Allied Nevada Gold Corp.* (Mining)	2,635	8,933
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,240	61,417
ALON USA Energy, Inc. (Oil & Gas)	620	10,100
Alpha Natural Resources, Inc.* (Coal)	5,115	21,995
Alphatec Holdings, Inc.* (Healthcare - Products)	2,635	3,557
Altisource Residential Corp. (REIT)	620	17,434
Altra Holdings, Inc. (Machinery - Diversified)	620	21,179
AMAG Pharmaceuticals, Inc.* (Biotechnology)	620	11,321
Ambac Financial Group, Inc.* (Insurance)	1,085	32,745
Ambarella, Inc.* (Semiconductors)	620	15,407
AMCOL International Corp. (Mining)	620	28,427
Amedisys, Inc.* (Healthcare - Services)	930	12,676
Ameresco, Inc.* (Electric)	775	4,968
American Apparel, Inc.* (Apparel)	2,635	1,703
American Assets Trust, Inc. (REIT)	775	26,311
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,550	27,358
American Capital Mortgage Investment Corp. (REIT)	1,395	27,621
American Equity Investment Life Holding Co. (Insurance)	1,550	36,146
American Realty Capital Properties, Inc. (REIT)	3,410	44,637
American Software, Inc. - Class A (Software)	775	7,471
American States Water Co. (Water)	930	28,234
American Superconductor Corp.* (Electrical Components & Equipment)	2,170	2,778
American Vanguard Corp. (Chemicals)	775	13,803
Ameris Bancorp* (Banks)	620	13,187
Amicus Therapeutics, Inc.* (Pharmaceuticals)	1,860	4,129
Amkor Technology, Inc.* (Semiconductors)	2,015	16,019
AMN Healthcare Services, Inc.* (Commercial Services)	1,240	15,475
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,085	6,608
AmSurg Corp.* (Healthcare - Services)	775	33,565
AmTrust Financial Services, Inc. (Insurance)	620	23,975
Amyris, Inc.* (Energy - Alternate Sources)	1,550	5,456
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,085	17,870

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ANADIGICS, Inc.* (Semiconductors)	2,945	$3,681
Angie’s List, Inc.* (Internet)	930	10,518
AngioDynamics, Inc.* (Healthcare - Products)	775	10,416
Anixter International, Inc. (Telecommunications)	620	60,747
ANN, Inc.* (Retail)	1,085	42,520
Antares Pharma, Inc.* (Pharmaceuticals)	3,100	8,618
Anworth Mortgage Asset Corp. (REIT)	3,565	19,251
API Technologies Corp.* (Aerospace/Defense)	1,705	3,887
Apogee Enterprises, Inc. (Building Materials)	775	24,622
Apollo Commercial Real Estate Finance, Inc. (REIT)	930	15,819
Apollo Investment Corp. (Investment Companies)	5,115	40,869
Apollo Residential Mortgage, Inc. (REIT)	775	12,516
Applied Industrial Technologies, Inc. (Machinery - Diversified)	930	44,566
Applied Micro Circuits Corp.* (Semiconductors)	1,705	16,556
Approach Resources, Inc.* (Oil & Gas)	775	16,081
Arabian American Development Co.* (Oil & Gas)	775	8,471
ARC Document Solutions, Inc.* (Commercial Services)	1,550	9,920
Arch Coal, Inc. (Coal)	5,270	24,136
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,960	31,744
Argo Group International Holdings, Ltd. (Insurance)	620	27,540
Arkansas Best Corp. (Transportation)	620	24,440
Armada Hoffler Properties, Inc. (REIT)	620	6,002
ARMOUR Residential REIT, Inc. (REIT)	8,525	36,146
ArQule, Inc.* (Biotechnology)	2,480	4,018
Array BioPharma, Inc.* (Pharmaceuticals)	3,100	12,338
ARRIS Group, Inc.* (Telecommunications)	2,635	68,746
ArthroCare Corp.* (Healthcare - Products)	620	30,088
Aruba Networks, Inc.* (Telecommunications)	2,635	52,094
Asbury Automotive Group, Inc.* (Retail)	775	47,849
Ashford Hospitality Trust (REIT)	1,395	14,313
Aspen Technology, Inc.* (Software)	2,015	86,624
Associated Estates Realty Corp. (REIT)	1,240	20,807
Astec Industries, Inc. (Machinery - Construction & Mining)	465	18,577
Astoria Financial Corp. (Savings & Loans)	2,170	28,774
athenahealth, Inc.* (Software)	775	95,822
Atlantic Power Corp. (Electric)	3,255	9,667
Atlas Air Worldwide Holdings, Inc.* (Transportation)	620	21,694
ATMI, Inc. (Semiconductors)	775	26,350
Atricure, Inc.* (Healthcare - Products)	775	11,935
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	27,912
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,720	18,526
Aveo Phamaceuticals, Inc.* (Commercial Services)	2,170	2,669
AVG Technologies N.V.* (Software)	620	11,613
Aviat Networks, Inc.* (Telecommunications)	2,325	3,511
Avista Corp. (Electric)	1,395	44,849
Axcelis Technologies, Inc.* (Semiconductors)	3,875	6,936
Axiall Corp. (Chemicals)	1,550	72,230
AZZ, Inc. (Miscellaneous Manufacturing)	620	26,920
B&G Foods, Inc. - Class A (Food)	1,240	40,672
Balchem Corp. (Chemicals)	620	38,409
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	775	19,933
Bancorp, Inc.* (Banks)	930	14,713
BancorpSouth, Inc. (Banks)	2,170	50,691
Bank Mutual Corp. (Savings & Loans)	1,395	8,398
Bank of the Ozarks, Inc. (Banks)	775	46,423
BankFinancial Corp. (Savings & Loans)	775	7,626
Bankrate, Inc.* (Internet)	1,240	21,725
Banner Corp. (Banks)	465	18,386
Barnes & Noble, Inc.* (Retail)	1,085	17,794
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,240	47,765
Basic Energy Services, Inc.* (Oil & Gas Services)	930	24,571
Bazaarvoice, Inc.* (Internet)	1,240	8,333
BBCN Bancorp, Inc. (Banks)	1,860	28,664
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,085	38,604
Beazer Homes USA, Inc.* (Home Builders)	620	11,755
bebe Stores, Inc. (Retail)	1,240	6,262
Belden, Inc. (Electrical Components & Equipment)	930	68,643
Benchmark Electronics, Inc.* (Electronics)	1,240	28,743
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	930	12,127
Berkshire Hills Bancorp, Inc. (Savings & Loans)	620	14,527
Berry Plastics Group, Inc.* (Packaging & Containers)	1,240	27,888
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,100	22,227
Bill Barrett Corp.* (Oil & Gas)	1,085	25,693
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	1,395	12,429
BIOLASE, Inc.* (Healthcare - Products)	1,395	2,692
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	620	15,748
BioScrip, Inc.* (Pharmaceuticals)	1,395	9,653
Biotime, Inc.* (Biotechnology)	1,550	4,015
BJ’s Restaurants, Inc.* (Retail)	620	17,701
Black Diamond, Inc.* (Leisure Time)	775	8,641
Black Hills Corp. (Electric)	930	53,708
Blackbaud, Inc. (Software)	1,085	33,038

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
BlackRock Kelso Capital Corp. (Investment Companies)	1,860	$16,889
Bloomin Brands, Inc.* (Retail)	1,240	26,437
Blount International, Inc.* (Miscellaneous Manufacturing)	1,240	13,851
Blucora, Inc.* (Internet)	1,085	20,886
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	2,015	2,640
Bob Evans Farms, Inc. (Retail)	620	29,059
Boingo Wireless, Inc.* (Internet)	775	5,115
Bonanza Creek Energy, Inc.* (Oil & Gas)	620	30,144
Boston Private Financial Holdings, Inc. (Banks)	1,860	23,269
Bottomline Technologies, Inc.* (Software)	930	29,425
Boulder Brands, Inc.* (Food)	1,550	22,878
Boyd Gaming Corp.* (Lodging)	1,395	16,489
BPZ Resources, Inc.* (Oil & Gas)	4,030	10,881
Brady Corp. - Class A (Electronics)	1,085	27,982
Bravo Brio Restaurant Group, Inc.* (Retail)	620	9,281
Briggs & Stratton Corp. (Machinery - Diversified)	1,085	23,186
Brightcove, Inc.* (Internet)	930	8,017
Bristow Group, Inc. (Transportation)	775	59,519
BroadSoft, Inc.* (Internet)	620	15,736
Brookline Bancorp, Inc. (Savings & Loans)	1,860	16,889
Brooks Automation, Inc. (Semiconductors)	1,705	17,442
Brown Shoe Co., Inc. (Retail)	1,085	25,595
Brunswick Corp. (Leisure Time)	2,015	80,982
Buffalo Wild Wings, Inc.* (Retail)	465	67,945
Builders FirstSource, Inc.* (Building Materials)	1,395	10,951
C&J Energy Services, Inc.* (Oil & Gas Services)	1,085	32,615
Cabot Microelectronics Corp.* (Semiconductors)	620	26,889
CACI International, Inc.* - Class A (Computers)	465	32,387
Caesars Entertainment Corp.* (Lodging)	930	17,177
Cal Dive International, Inc.* (Oil & Gas Services)	3,410	5,047
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	620	7,552
Calamp Corp.* (Telecommunications)	930	16,508
Calgon Carbon Corp.* (Environmental Control)	1,240	24,837
California Water Service Group (Water)	1,085	24,413
Calix, Inc.* (Telecommunications)	1,085	9,559
Callaway Golf Co. (Leisure Time)	1,860	16,201
Callidus Software, Inc.* (Software)	1,240	11,836
Callon Petroleum Co.* (Oil & Gas)	1,705	15,652
Cambrex Corp.* (Biotechnology)	775	15,880
Campus Crest Communities, Inc. (REIT)	1,550	13,346
Cantel Medical Corp. (Healthcare - Products)	620	20,559
Capital Bank Financial Corp.* - Class A (Banks)	620	14,787
Capital Senior Living Corp.* (Healthcare - Services)	775	19,166
Capitol Federal Financial, Inc. (Savings & Loans)	3,410	41,057
Capstead Mortgage Corp. (REIT)	2,170	27,733
Capstone Turbine Corp.* (Electrical Components & Equipment)	8,835	18,200
CARBO Ceramics, Inc. (Oil & Gas Services)	465	65,058
Cardinal Financial Corp. (Banks)	775	13,020
Cardiovascular System, Inc.* (Healthcare - Products)	620	17,825
Cardtronics, Inc.* (Commercial Services)	1,085	36,326
Career Education Corp.* (Commercial Services)	2,170	15,667
Carrizo Oil & Gas, Inc.* (Oil & Gas)	930	51,169
Carrols Restaurant Group, Inc.* (Retail)	930	6,240
Casella Waste System, Inc.* - Class A (Environmental Control)	1,550	7,905
Casey’s General Stores, Inc. (Retail)	775	53,212
Cash America International, Inc. (Diversified Financial Services)	620	27,001
Cathay Bancorp, Inc. (Banks)	1,860	43,896
Cavium, Inc.* (Semiconductors)	1,085	45,971
Cbeyond, Inc.* (Telecommunications)	930	9,198
CBIZ, Inc.* (Commercial Services)	1,240	10,627
Cedar Realty Trust, Inc. (REIT)	2,015	12,473
Celadon Group, Inc. (Transportation)	620	14,266
Cell Therapeutics, Inc.* (Biotechnology)	4,960	14,632
Celldex Therapeutics, Inc.* (Biotechnology)	1,860	27,901
Centene Corp.* (Healthcare - Services)	1,240	82,336
Centerstate Banks, Inc. (Banks)	930	10,202
Central European Media Enterprises, Ltd.* - Class A (Media)	2,480	6,795
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,240	10,255
Central Pacific Financial Corp. (Banks)	620	11,637
Century Aluminum Co.* (Mining)	1,395	19,181
Cenveo, Inc.* (Commercial Services)	2,480	7,663
Cepheid, Inc.* (Healthcare - Products)	1,550	67,393
Cerus Corp.* (Healthcare - Products)	2,170	9,396
CEVA, Inc.* (Semiconductors)	620	10,063
Chambers Street Properties (REIT)	5,580	43,468
Chart Industries, Inc.* (Machinery - Diversified)	620	42,296
Charter Financial Corp. (Savings & Loans)	775	8,525
Checkpoint Systems, Inc.* (Electronics)	1,085	13,855
Chelsea Therapeutics International, Ltd.* (Biotechnology)	2,635	12,859
Chemed Corp. (Commercial Services)	465	38,721
Chemical Financial Corp. (Banks)	620	17,403
Chemocentryx, Inc.* (Pharmaceuticals)	775	4,247
Chemtura Corp.* (Chemicals)	2,170	48,391
Chesapeake Lodging Trust (REIT)	1,085	29,284
Chiquita Brands International, Inc.* (Food)	1,240	14,235
Christopher & Banks Corp.* (Retail)	1,240	7,738

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIBER, Inc.* (Computers)	2,325	$10,044
Ciena Corp.* (Telecommunications)	2,325	45,965
Cincinnati Bell, Inc.* (Telecommunications)	5,270	17,655
Cirrus Logic, Inc.* (Semiconductors)	1,550	34,565
Citizens, Inc.* (Insurance)	1,395	9,165
Clarcor, Inc. (Miscellaneous Manufacturing)	1,085	62,669
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,705	15,090
Clearwater Paper Corp.* (Forest Products & Paper)	465	28,546
Cleco Corp. (Electric)	1,395	73,308
Cloud Peak Energy, Inc.* (Coal)	1,395	27,468
CNO Financial Group, Inc. (Insurance)	4,805	82,886
CoBiz Financial, Inc. (Banks)	1,085	10,893
Coeur d’Alene Mines Corp.* (Mining)	2,325	20,135
Cogent Communications Group, Inc. (Internet)	1,085	37,400
Cognex Corp.* (Machinery - Diversified)	1,860	64,040
Cohen & Steers, Inc. (Diversified Financial Services)	465	18,837
Coherent, Inc.* (Electronics)	620	37,020
Cohu, Inc. (Semiconductors)	775	7,983
Colony Financial, Inc. (REIT)	1,550	33,713
Columbia Banking System, Inc. (Banks)	1,240	30,777
Columbus McKinnon Corp.* (Machinery - Diversified)	465	12,318
Comfort Systems USA, Inc. (Building Materials)	930	13,950
Commercial Metals Co. (Iron/Steel)	2,635	50,592
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	930	9,030
Community Bank System, Inc. (Banks)	930	34,587
CommVault Systems, Inc.* (Software)	1,085	52,514
comScore, Inc.* (Internet)	930	29,137
Comstock Resources, Inc. (Oil & Gas)	1,240	34,472
Comverse, Inc.* (Telecommunications)	620	15,463
CONMED Corp. (Healthcare - Products)	620	28,725
Conn’s, Inc.* (Retail)	465	20,567
Consolidated Communications Holdings, Inc. (Telecommunications)	930	18,525
Constant Contact, Inc.* (Internet)	775	20,042
Convergys Corp. (Commercial Services)	2,325	50,081
Conversant, Inc.* (Software)	1,705	41,670
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,395	35,084
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,635	11,647
CoreSite Realty Corp. (REIT)	465	14,145
Corinthian Colleges, Inc.* (Commercial Services)	2,945	3,387
Cornerstone OnDemand, Inc.* (Software)	930	34,187
Coronado Biosciences, Inc.* (Biotechnology)	775	1,349
CoStar Group, Inc.* (Commercial Services)	620	99,751
Cousins Properties, Inc. (REIT)	2,480	28,842
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,945	12,104
Cracker Barrel Old Country Store, Inc. (Retail)	465	44,054
Crawford & Co. (Insurance)	1,085	12,391
Cray, Inc.* (Computers)	930	26,700
Crocs, Inc.* (Apparel)	2,015	30,487
Cross Country Healthcare, Inc.* (Commercial Services)	1,085	7,693
Crown Media Holdings, Inc.* (Media)	1,860	6,659
CryoLife, Inc. (Healthcare - Products)	1,085	9,852
CSG Systems International, Inc. (Software)	775	20,429
CTS Corp. (Electronics)	930	16,545
CubeSmart (REIT)	2,945	54,777
Cubic Corp. (Aerospace/Defense)	465	22,055
Cumulus Media, Inc.* - Class A (Media)	2,480	15,897
Curis, Inc.* (Biotechnology)	2,635	5,955
Curtiss-Wright Corp. (Aerospace/Defense)	1,085	69,375
Customers Bancorp, Inc.* (Banks)	620	13,659
CVB Financial Corp. (Banks)	2,170	31,379
Cyberonics, Inc.* (Healthcare - Products)	620	36,679
Cynosure, Inc.* - Class A (Healthcare - Products)	465	11,411
Cypress Semiconductor Corp. (Semiconductors)	3,410	32,293
CyrusOne, Inc. (Internet)	620	12,400
CYS Investments, Inc. (REIT)	4,030	34,658
Cytokinetics, Inc.* (Biotechnology)	775	3,526
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,635	5,955
Daktronics, Inc. (Home Furnishings)	1,085	14,127
Dana Holding Corp. (Auto Parts & Equipment)	3,255	68,908
Darling International, Inc.* (Environmental Control)	2,635	52,726
DCT Industrial Trust, Inc. (REIT)	6,510	50,908
DealerTrack Holdings, Inc.* (Internet)	930	42,492
Delek US Holdings, Inc. (Oil & Gas)	930	29,751
Deluxe Corp. (Commercial Services)	1,085	59,620
Demand Media, Inc.* (Media)	1,240	5,158
Dendreon Corp.* (Biotechnology)	4,030	10,397
Denny’s Corp.* (Retail)	2,480	16,715
DepoMed, Inc.* (Pharmaceuticals)	1,705	23,887
Destination XL Group, Inc.* (Retail)	1,395	7,533
Dexcom, Inc.* (Healthcare - Products)	1,550	50,282
DFC Global Corp.* (Diversified Financial Services)	1,085	10,112
Diamond Foods, Inc.* (Food)	620	18,953
DiamondRock Hospitality Co. (REIT)	4,340	53,252
Dice Holdings, Inc.* (Internet)	1,085	8,300
Digi International, Inc.* (Software)	775	6,867
Digital River, Inc.* (Software)	930	14,220
DigitalGlobe, Inc.* (Telecommunications)	1,705	50,775
Dime Community Bancshares, Inc. (Savings & Loans)	775	12,633
Diodes, Inc.* (Semiconductors)	930	24,524

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Doral Financial Corp.* (Diversified Financial Services)	155	$1,482
Dorman Products, Inc.* (Auto Parts & Equipment)	620	35,681
Douglas Dynamics, Inc. (Auto Parts & Equipment)	620	10,459
Drew Industries, Inc. (Building Materials)	620	31,198
DSP Group, Inc.* (Semiconductors)	775	6,169
DuPont Fabros Technology, Inc. (REIT)	1,395	33,801
Dyax Corp.* (Pharmaceuticals)	3,100	20,491
Dycom Industries, Inc.* (Engineering & Construction)	775	24,335
Dynavax Technologies Corp.* (Biotechnology)	6,510	10,611
Dynegy, Inc.* (Electric)	2,170	61,736
Dynex Capital, Inc. (REIT)	1,395	11,969
E.W. Scripps Co.* - Class A (Media)	775	13,276
Eagle Bancorp, Inc.* (Banks)	620	20,702
EarthLink Holdings Corp. (Telecommunications)	2,635	8,985
EastGroup Properties, Inc. (REIT)	620	39,215
Ebix, Inc. (Software)	930	14,675
Education Management Corp.* (Commercial Services)	930	3,692
Education Realty Trust, Inc. (REIT)	2,635	26,877
eHealth, Inc.* (Insurance)	465	19,479
El Paso Electric Co. (Electric)	930	35,173
Electro Rent Corp. (Commercial Services)	620	10,013
Electro Scientific Industries, Inc. (Electronics)	775	6,572
Electronics for Imaging, Inc.* (Computers)	1,085	41,002
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	620	22,779
Ellie Mae, Inc.* (Diversified Financial Services)	620	15,122
EMCOR Group, Inc. (Engineering & Construction)	1,550	71,285
Emerald Oil, Inc.* (Oil & Gas)	1,240	8,767
Emergent Biosolutions, Inc.* (Biotechnology)	775	20,429
Emeritus Corp.* (Healthcare - Services)	930	27,742
Empire District Electric Co. (Electric)	1,085	26,387
Employers Holdings, Inc. (Insurance)	775	15,771
Emulex Corp.* (Semiconductors)	2,325	16,624
Encore Capital Group, Inc.* (Diversified Financial Services)	620	26,796
Encore Wire Corp. (Electrical Components & Equipment)	465	22,659
Endeavour International Corp.* (Oil & Gas)	1,860	6,398
Endocyte, Inc.* (Pharmaceuticals)	775	14,035
Endologix, Inc.* (Healthcare - Products)	1,550	19,654
Energy Recovery, Inc.* (Environmental Control)	1,550	7,921
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,860	44,509
EnerNOC, Inc.* (Electric)	775	18,290
EnerSys (Electrical Components & Equipment)	1,085	73,324
Ennis, Inc. (Commercial Services)	775	11,594
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	465	33,113
Entegris, Inc.* (Semiconductors)	3,255	36,098
Entercom Communications Corp.* - Class A (Media)	775	8,370
Entravision Communications Corp. - Class A (Media)	1,550	8,231
Entropic Communications, Inc.* (Semiconductors)	2,480	9,151
Envestnet, Inc.* (Software)	620	22,847
Enzon Pharmaceuticals, Inc. (Biotechnology)	2,480	2,207
EPAM Systems, Inc.* (Software)	620	19,301
EPIQ Systems, Inc. (Software)	930	11,895
EPL Oil & Gas, Inc.* (Oil & Gas)	775	30,334
EPR Properties (REIT)	1,085	58,167
Equal Energy, Ltd. (Oil & Gas)	1,395	6,319
Equity One, Inc. (REIT)	1,395	31,429
Era Group, Inc.* (Transportation)	465	13,276
ESCO Technologies, Inc. (Electronics)	620	20,720
Esterline Technologies Corp.* (Aerospace/Defense)	620	67,592
Ethan Allen Interiors, Inc. (Home Furnishings)	620	15,054
Euronet Worldwide, Inc.* (Commercial Services)	1,085	49,899
EverBank Financial Corp. (Savings & Loans)	1,860	34,819
Evercore Partners, Inc. - Class A (Diversified Financial Services)	775	41,408
EVERTEC, Inc. (Commercial Services)	775	18,244
Exact Sciences Corp.* (Biotechnology)	1,550	18,600
ExamWorks Group, Inc.* (Commercial Services)	775	28,520
Exar Corp.* (Semiconductors)	1,085	11,740
Excel Trust, Inc. (REIT)	1,240	15,649
EXCO Resources, Inc. (Oil & Gas)	3,255	20,669
Exelixis, Inc.* (Biotechnology)	4,495	15,912
ExlService Holdings, Inc.* (Commercial Services)	775	21,929
Express, Inc.* (Retail)	1,860	27,100
Exterran Holdings, Inc. (Oil & Gas Services)	1,240	53,345
Extreme Networks, Inc.* (Telecommunications)	2,790	15,959
EZCORP, Inc.* - Class A (Retail)	1,240	12,933
F.N.B. Corp. (Banks)	3,255	40,492
Fabrinet* (Miscellaneous Manufacturing)	775	16,740
Fair Isaac Corp. (Software)	775	44,330
Fairpoint Communications, Inc.* (Telecommunications)	775	10,571
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,550	23,529
FEI Co. (Electronics)	775	61,628
FelCor Lodging Trust, Inc. (REIT)	3,100	28,613
Female Health Co. (Healthcare - Products)	775	5,859

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ferro Corp.* (Chemicals)	1,860	$24,143
Fiesta Restaurant Group, Inc.* (Retail)	465	17,024
Fifth Street Finance Corp. (Investment Companies)	2,790	25,975
Financial Engines, Inc. (Diversified Financial Services)	1,085	48,011
Finisar Corp.* (Telecommunications)	2,170	56,745
First American Financial Corp. (Insurance)	2,325	61,845
First Bancorp* (Banks)	1,860	9,560
First Bancorp (Banks)	620	10,670
First Busey Corp. (Banks)	2,170	11,935
First Cash Financial Services, Inc.* (Retail)	620	30,238
First Commonwealth Financial Corp. (Banks)	2,480	21,303
First Financial Bancorp (Banks)	1,395	22,585
First Financial Bankshares, Inc. (Banks)	775	45,764
First Industrial Realty Trust, Inc. (REIT)	2,480	45,558
First Merchants Corp. (Banks)	775	16,446
First Midwest Bancorp, Inc. (Banks)	1,705	27,911
First Potomac Realty Trust (REIT)	1,395	18,177
First Security Group, Inc.* (Banks)	2,635	5,007
FirstMerit Corp. (Banks)	3,565	69,124
Five Below, Inc.* (Retail)	775	31,240
Five Star Quality Care, Inc.* (Healthcare - Services)	1,395	6,738
Flagstar BanCorp, Inc.* (Savings & Loans)	620	10,912
Flotek Industries, Inc.* (Oil & Gas Services)	1,240	34,732
Fluidigm Corp.* (Electronics)	620	23,287
Flushing Financial Corp. (Savings & Loans)	775	14,896
Forest Oil Corp.* (Oil & Gas)	3,255	6,054
Forestar Group, Inc.* (Real Estate)	930	15,857
FormFactor, Inc.* (Semiconductors)	1,550	8,913
Forum Energy Technologies, Inc.* (Oil & Gas Services)	930	27,770
Forward Air Corp. (Transportation)	775	34,278
Francesca’s Holdings Corp.* (Retail)	1,085	17,751
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,085	41,957
Franklin Street Properties Corp. (REIT)	2,170	26,431
Fred’s, Inc. - Class A (Retail)	930	16,945
Fresh Del Monte Produce, Inc. (Food)	930	26,868
Frontline, Ltd.* (Transportation)	2,635	8,959
FTI Consulting, Inc.* (Commercial Services)	930	31,899
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	5,425	12,315
Fuller (H.B.) Co. (Chemicals)	1,085	50,268
Furmanite Corp.* (Metal Fabricate/Hardware)	1,240	12,995
Fusion-IO, Inc.* (Computers)	1,860	16,052
FutureFuel Corp. (Energy - Alternate Sources)	620	12,443
FX Energy, Inc.* (Oil & Gas)	2,015	11,385
FXCM, Inc. (Diversified Financial Services)	930	14,396
G & K Services, Inc. - Class A (Textiles)	465	24,617
Galena Biopharma, Inc.* (Biotechnology)	3,100	7,595
GasLog, Ltd. (Transportation)	775	20,755
Gastar Exploration, Inc.* (Oil & Gas)	2,325	15,415
GenCorp, Inc.* (Aerospace/Defense)	1,395	24,496
Generac Holdings, Inc. (Electrical Components & Equipment)	1,085	63,884
General Cable Corp. (Electrical Components & Equipment)	1,085	27,798
General Communication, Inc.* - Class A (Telecommunications)	1,085	11,327
General Moly, Inc.* (Mining)	2,790	3,069
Genesco, Inc.* (Retail)	620	47,349
GenMark Diagnostics, Inc.* (Healthcare - Products)	930	8,324
Gentherm, Inc.* (Auto Parts & Equipment)	930	33,806
Gentiva Health Services, Inc.* (Healthcare - Services)	930	7,003
Geron Corp.* (Biotechnology)	4,650	9,207
Getty Realty Corp. (REIT)	620	11,730
GFI Group, Inc. (Diversified Financial Services)	2,170	8,072
Gibraltar Industries, Inc.* (Building Materials)	775	13,237
Glacier Bancorp, Inc. (Banks)	1,705	43,750
Gladstone Capital Corp. (Investment Companies)	775	7,494
Gladstone Investment Corp. (Private Equity)	930	7,310
Glatfelter (Forest Products & Paper)	1,085	27,689
Glimcher Realty Trust (REIT)	3,255	33,168
Global Cash Access Holdings, Inc.* (Commercial Services)	1,860	12,276
Global Eagle Entertainment, Inc.* (Internet)	775	8,548
Global Sources, Ltd.* (Internet)	775	6,890
Globe Specialty Metals, Inc. (Mining)	1,550	30,039
Globus Med, Inc.* - Class A (Healthcare - Products)	1,240	30,280
Glu Mobile, Inc.* (Software)	2,480	9,920
Gold Resource Corp. (Mining)	1,085	5,002
Golub Capital BDC, Inc. (Investment Companies)	930	15,550
Goodrich Petroleum Corp.* (Oil & Gas)	775	19,491
Government Properties Income Trust (REIT)	1,240	31,558
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,790	31,276
Gramercy Property Trust, Inc. (REIT)	1,860	9,709
Grand Canyon Education, Inc.* (Commercial Services)	1,085	46,785
Granite Construction, Inc. (Engineering & Construction)	930	34,763
Graphic Packaging Holding Co.* (Packaging & Containers)	4,805	49,299
Gray Television, Inc.* (Media)	1,395	15,694
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,550	13,377

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Greatbatch, Inc.* (Healthcare - Products)	620	$28,539
Green Dot Corp.* - Class A (Commercial Services)	620	10,769
Green Plains Renewable Energy (Energy - Alternate Sources)	775	23,173
Greenhill & Co., Inc. (Diversified Financial Services)	620	31,093
Greenlight Capital Re, Ltd.* - Class A (Insurance)	775	24,668
Griffon Corp. (Building Materials)	1,240	13,194
Group 1 Automotive, Inc. (Retail)	465	33,540
GSI Group, Inc.* (Electronics)	930	11,290
GSI Technology, Inc.* (Semiconductors)	930	5,906
GSV Capital Corp.* (Private Equity)	775	6,805
GT Advanced Technologies, Inc.* (Semiconductors)	3,255	54,066
GTx, Inc.* (Biotechnology)	930	1,432
Guidewire Software, Inc.* (Software)	930	35,117
GulfMark Offshore, Inc. - Class A (Transportation)	620	27,906
H&E Equipment Services, Inc.* (Commercial Services)	775	29,876
Hackett Group, Inc. (Commercial Services)	1,085	6,510
Haemonetics Corp.* (Healthcare - Products)	1,085	32,941
Halcon Resources Corp.* (Oil & Gas)	4,805	26,524
Halozyme Therapeutics, Inc.* (Biotechnology)	2,325	17,321
Hampton Roads Bankshares, Inc.* (Banks)	2,790	4,631
Hancock Holding Co. (Banks)	1,860	62,737
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	775	26,869
Hanmi Financial Corp. (Banks)	775	16,484
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,085	12,651
Harmonic, Inc.* (Telecommunications)	2,790	19,614
Harte-Hanks, Inc. (Advertising)	1,240	9,970
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	6
Harvard Bioscience, Inc.* (Biotechnology)	1,085	4,579
Haverty Furniture Cos., Inc. (Retail)	465	11,876
Hawaiian Holdings, Inc.* (Airlines)	1,550	22,398
Headwaters, Inc.* (Building Materials)	1,860	23,213
Healthcare Realty Trust, Inc. (REIT)	2,015	50,677
Healthcare Services Group, Inc. (Commercial Services)	1,550	45,105
HealthSouth Corp. (Healthcare - Services)	1,860	64,430
HealthStream, Inc.* (Internet)	465	10,532
Healthways, Inc.* (Healthcare - Services)	930	16,740
Heartland Express, Inc. (Transportation)	1,240	26,982
Heartland Payment Systems, Inc. (Commercial Services)	775	31,729
Hecla Mining Co. (Mining)	8,060	24,744
HEICO Corp. (Aerospace/Defense)	1,550	85,746
Helen of Troy, Ltd.* (Household Products/Wares)	775	48,593
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,325	55,893
Hercules Offshore, Inc.* (Oil & Gas)	3,720	16,628
Hercules Technology Growth Capital, Inc. (Private Equity)	1,550	21,203
Heritage Commerce Corp. (Banks)	775	6,293
Heritage Oaks Bancorp* (Banks)	930	6,891
Herman Miller, Inc. (Office Furnishings)	1,395	43,007
Hersha Hospitality Trust (REIT)	4,805	27,917
HFF, Inc. - Class A (Real Estate)	775	26,350
Hibbett Sports, Inc.* (Retail)	620	33,387
Higher One Holdings, Inc.* (Diversified Financial Services)	930	5,571
Highwoods Properties, Inc. (REIT)	1,860	75,050
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,240	37,696
Hilltop Holdings, Inc.* (Insurance)	1,550	34,627
Hittite Microwave Corp. (Semiconductors)	775	46,004
HMS Holdings Corp.* (Commercial Services)	2,015	32,583
HNI Corp. (Office Furnishings)	1,085	38,225
Home Bancshares, Inc. (Banks)	1,085	34,405
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,240	27,466
HomeTrust Bancshares, Inc.* (Savings & Loans)	620	9,467
Horace Mann Educators Corp. (Insurance)	930	27,965
Horizon Pharma, Inc.* (Holding Companies - Diversified)	2,170	30,771
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	775	32,108
Horsehead Holding Corp.* (Mining)	1,085	16,915
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,790	12,444
HSN, Inc. (Retail)	775	44,981
Hub Group, Inc.* - Class A (Transportation)	930	41,526
Hudson Pacific Properties, Inc. (REIT)	1,085	25,552
Huron Consulting Group, Inc.* (Commercial Services)	620	44,144
Hutchinson Technology, Inc.* (Computers)	1,085	3,016
IBERIABANK Corp. (Banks)	620	38,998
ICF International, Inc.* (Commercial Services)	465	18,121
ICG Group, Inc.* (Internet)	1,085	22,112
Iconix Brand Group, Inc.* (Apparel)	1,240	52,700
IDACORP, Inc. (Electric)	1,085	60,912
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	2,945	16,227
iGATE Corp.* (Computers)	930	34,037
II-VI, Inc.* (Electronics)	1,240	17,856
Imation Corp.* (Computers)	1,395	6,026
Immersion Corp.* (Computers)	775	8,789
ImmunoGen, Inc.* (Biotechnology)	2,015	26,074
Immunomedics, Inc.* (Biotechnology)	2,015	8,483
Impax Laboratories, Inc.* (Pharmaceuticals)	1,550	40,533

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Imperva, Inc.* (Software)	465	$10,639
Incontact, Inc.* (Software)	1,550	12,788
Independent Bank Corp. (Banks)	620	23,014
Infinera Corp.* (Telecommunications)	2,635	23,610
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	12,115
Infoblox, Inc.* (Software)	1,085	21,288
Inland Real Estate Corp. (REIT)	2,015	21,057
InnerWorkings, Inc.* (Software)	1,240	8,928
Innophos Holdings, Inc. (Chemicals)	465	26,245
Innospec, Inc. (Chemicals)	620	26,697
Inphi Corp.* (Semiconductors)	775	11,462
Insight Enterprises, Inc.* (Computers)	1,085	28,340
Insmed, Inc.* (Biotechnology)	775	10,804
Insperity, Inc. (Commercial Services)	620	19,877
Insulet Corp.* (Healthcare - Products)	1,240	46,661
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	465	21,195
Integrated Device Technology, Inc.* (Semiconductors)	3,100	36,177
Integrated Silicon Solution, Inc.* (Semiconductors)	775	11,207
Inteliquent, Inc. (Telecommunications)	1,240	16,914
InterDigital, Inc. (Telecommunications)	930	32,290
Interface, Inc. (Office Furnishings)	1,395	25,096
InterMune, Inc.* (Biotechnology)	2,015	64,640
Internap Network Services Corp.* (Internet)	1,395	9,374
International Bancshares Corp. (Banks)	1,240	28,470
International Rectifier Corp.* (Semiconductors)	1,550	40,362
International Speedway Corp. - Class A (Entertainment)	620	19,493
Intersil Corp. - Class A (Semiconductors)	3,100	38,254
Interval Leisure Group, Inc. (Leisure Time)	930	23,966
Intralinks Holdings, Inc.* (Internet)	1,240	11,346
Intrepid Potash, Inc.* (Chemicals)	1,240	20,212
Invacare Corp. (Healthcare - Products)	930	14,694
InvenSense, Inc.* (Electronics)	1,395	30,034
Invesco Mortgage Capital, Inc. (REIT)	2,945	49,093
Investment Technology Group, Inc.* (Diversified Financial Services)	930	19,195
Investors Bancorp, Inc. (Savings & Loans)	1,085	29,001
Investors Real Estate Trust (REIT)	2,480	21,626
ION Geophysical Corp.* (Oil & Gas Services)	3,255	14,322
Iridium Communications, Inc.* (Telecommunications)	1,705	11,372
iRobot Corp.* (Home Furnishings)	620	20,770
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,170	23,913
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,480	65,993
Isle of Capri Casinos, Inc.* (Entertainment)	775	5,270
iStar Financial, Inc.* (REIT)	2,015	29,943
Itron, Inc.* (Electronics)	930	35,340
ITT Educational Services, Inc.* (Commercial Services)	620	16,740
Ixia* (Telecommunications)	1,395	17,326
IXYS Corp. (Semiconductors)	775	8,362
j2 Global, Inc. (Computers)	1,085	50,300
Jack in the Box, Inc.* (Retail)	930	49,792
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	620	5,431
Janus Capital Group, Inc. (Diversified Financial Services)	3,410	41,363
JetBlue Airways Corp.* (Airlines)	5,270	41,659
Jive Software, Inc.* (Software)	930	6,956
John Bean Technologies Corp. (Miscellaneous Manufacturing)	775	22,467
Jos. A. Bank Clothiers, Inc.* (Retail)	620	40,021
Journal Communications, Inc.* - Class A (Media)	1,240	9,945
K12, Inc.* (Commercial Services)	620	14,682
Kaiser Aluminum Corp. (Mining)	465	32,736
Kaman Corp. - Class A (Aerospace/Defense)	620	26,021
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,860	49,068
Kate Spade & Co.* (Apparel)	2,635	91,619
KB Home (Home Builders)	1,860	30,709
KCAP Financial, Inc. (Investment Companies)	775	6,177
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,395	13,880
Kelly Services, Inc. - Class A (Commercial Services)	775	16,322
KEMET Corp.* (Electronics)	1,550	7,766
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,240	27,082
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	2,015	29,762
Key Energy Services, Inc.* (Oil & Gas Services)	3,720	37,349
Kforce, Inc. (Commercial Services)	775	17,918
Kimball International, Inc. - Class B (Home Furnishings)	930	15,587
Kindred Healthcare, Inc. (Healthcare - Services)	1,395	35,015
Kior, Inc.* - Class A (Energy - Alternate Sources)	1,395	851
Kite Realty Group Trust (REIT)	2,325	14,415
Knight Transportation, Inc. (Transportation)	1,395	33,103
Knightsbridge Tankers, Ltd. (Transportation)	930	11,114
Knoll, Inc. (Office Furnishings)	1,240	22,556
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,890	74,861
Kopin Corp.* (Semiconductors)	2,170	7,074
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	465	19,855
Korn/Ferry International* (Commercial Services)	1,240	36,022
Kraton Performance Polymers, Inc.* (Chemicals)	775	20,189

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,395	$10,072
Krispy Kreme Doughnuts, Inc.* (Retail)	1,550	27,187
Laclede Group, Inc. (Gas)	775	36,743
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	3,875	10,579
Lakeland Bancorp, Inc. (Banks)	930	9,709
Lancaster Colony Corp. (Food)	465	44,119
Landec Corp.* (Chemicals)	775	9,192
LaSalle Hotel Properties (REIT)	2,170	71,783
Lattice Semiconductor Corp.* (Semiconductors)	2,945	24,797
Layne Christensen Co.* (Engineering & Construction)	620	10,800
La-Z-Boy, Inc. (Home Furnishings)	1,240	30,045
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,550	10,618
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	6,045	9,309
Lexington Realty Trust (REIT)	3,720	40,027
Libbey, Inc.* (Housewares)	620	16,535
Life Time Fitness, Inc.* (Leisure Time)	930	44,640
LifeLock, Inc.* (Commercial Services)	1,550	24,335
Lifevantage Corp.* (Pharmaceuticals)	3,565	4,920
Limelight Networks, Inc.* (Internet)	2,325	4,813
Lincoln Educational Services Corp. (Commercial Services)	1,085	4,427
Lionbridge Technologies, Inc.* (Internet)	2,170	12,760
Liquidity Services, Inc.* (Internet)	620	10,695
Lithia Motors, Inc. - Class A (Retail)	465	34,540
Littelfuse, Inc. (Electrical Components & Equipment)	465	42,106
Live Nation, Inc.* (Commercial Services)	3,100	64,728
LivePerson, Inc.* (Computers)	1,395	13,811
LogMeIn, Inc.* (Telecommunications)	620	28,179
Louisiana-Pacific Corp.* (Building Materials)	3,100	50,808
LSB Industries, Inc.* (Miscellaneous Manufacturing)	465	17,758
LSI Industries, Inc. (Building Materials)	775	5,898
LTC Properties, Inc. (REIT)	775	29,938
LTX-Credence Corp.* (Semiconductors)	1,395	13,434
Luby’s, Inc.* (Retail)	775	4,201
Lumber Liquidators Holdings, Inc.* (Retail)	620	54,039
Luminex Corp.* (Healthcare - Products)	930	17,865
M.D.C. Holdings, Inc. (Home Builders)	930	25,668
M/I Schottenstein Homes, Inc.* (Home Builders)	620	13,807
Macatawa Bank Corp. (Banks)	1,085	5,284
Magellan Health Services, Inc.* (Healthcare - Services)	620	35,786
magicJack VocalTec, Ltd.* (Internet)	620	10,962
Magnum Hunter Resources Corp.* (Oil & Gas)	4,340	36,890
Maiden Holdings, Ltd. (Insurance)	1,240	14,632
Main Street Capital Corp. (Investment Companies)	775	24,366
Mainsource Financial Group, Inc. (Banks)	620	10,249
Manhattan Associates, Inc.* (Computers)	1,860	58,647
MannKind Corp.* (Pharmaceuticals)	3,565	23,351
ManTech International Corp. - Class A (Software)	620	18,495
Marchex, Inc. - Class B (Advertising)	930	8,603
Marcus Corp. (Lodging)	620	10,373
MarineMax, Inc.* (Retail)	775	12,447
MarketAxess Holdings, Inc. (Diversified Financial Services)	775	41,757
Marriott Vacations Worldwide Corp.* (Entertainment)	620	33,778
Marten Transport, Ltd. (Transportation)	620	14,545
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,860	7,273
Masimo Corp.* (Healthcare - Products)	1,085	29,035
MasTec, Inc.* (Engineering & Construction)	1,395	55,214
Matador Resources Co.* (Oil & Gas)	1,240	35,613
Materion Corp. (Mining)	465	15,647
Matrix Service Co.* (Oil & Gas Services)	775	24,002
Matson, Inc. (Transportation)	1,085	25,704
Matthews International Corp. - Class A (Commercial Services)	620	25,017
MAXIMUS, Inc. (Commercial Services)	1,550	65,983
Maxlinear, Inc.* - Class A (Semiconductors)	930	7,319
Maxwell Technologies, Inc.* (Computers)	1,085	16,340
MB Financial, Inc. (Banks)	1,240	33,282
MCG Capital Corp. (Investment Companies)	2,015	6,770
McGrath Rentcorp (Commercial Services)	620	19,580
MDC Partners, Inc. - Class A (Advertising)	930	22,710
Meadowbrook Insurance Group, Inc. (Insurance)	1,395	7,812
Medallion Financial Corp. (Investment Companies)	620	8,432
MedAssets, Inc.* (Software)	1,395	31,848
Media General, Inc.* - Class A (Media)	620	9,498
Medical Properties Trust, Inc. (REIT)	3,410	46,035
Medidata Solutions, Inc.* (Software)	1,240	45,024
Medley Capital Corp. (Diversified Financial Services)	775	10,106
Mentor Graphics Corp. (Computers)	2,170	44,919
Mercury Computer Systems, Inc.* (Computers)	930	12,983
Meredith Corp. (Media)	775	34,154
Merge Healthcare, Inc.* (Healthcare - Products)	2,170	4,948
Meridian Bioscience, Inc. (Healthcare - Products)	930	18,572
Merit Medical Systems, Inc.* (Healthcare - Products)	1,085	13,964
Meritage Homes Corp.* (Home Builders)	775	29,900
Meritor, Inc.* (Auto Parts & Equipment)	2,480	29,438

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,325	$10,207
Methode Electronics, Inc. (Electronics)	930	25,798
MGE Energy, Inc. (Electric)	620	23,696
MGIC Investment Corp.* (Insurance)	7,285	62,651
Micrel, Inc. (Semiconductors)	1,240	12,350
Microsemi Corp.* (Semiconductors)	2,015	47,393
Midstates Pete Co., Inc.* (Oil & Gas)	1,240	7,316
Midway Gold Corp.* (Mining)	5,425	4,961
Millennial Media, Inc.* (Advertising)	1,085	6,933
Miller Energy Resources, Inc.* (Oil & Gas)	1,395	6,724
MiMedx Group, Inc.* (Healthcare - Products)	2,170	12,543
Minerals Technologies, Inc. (Chemicals)	775	46,105
Mitek System, Inc.* (Computers)	930	3,032
MKS Instruments, Inc. (Semiconductors)	1,240	34,906
Mobile Mini, Inc. (Storage/Warehousing)	930	41,087
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,240	20,435
ModusLink Global Solutions, Inc.* (Internet)	1,705	6,888
Molina Healthcare, Inc.* (Healthcare - Services)	620	23,188
Molycorp, Inc.* (Mining)	3,100	14,725
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,240	14,161
MoneyGram International, Inc.* (Commercial Services)	620	8,184
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,240	11,644
Monolithic Power Systems, Inc.* (Semiconductors)	930	34,503
Monotype Imaging Holdings, Inc. (Software)	930	24,561
Monro Muffler Brake, Inc. (Commercial Services)	775	43,710
Monster Worldwide, Inc.* (Commercial Services)	3,100	21,359
Montpelier Re Holdings, Ltd. (Insurance)	1,085	33,179
Moog, Inc.* - Class A (Aerospace/Defense)	930	60,869
Morgans Hotel Group Co.* (Lodging)	930	6,975
MoSys, Inc.* (Semiconductors)	1,705	6,667
Move, Inc.* (Internet)	1,085	11,601
MSA Safety, Inc. (Machinery - Construction & Mining)	620	32,705
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,240	35,886
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,720	33,926
Multimedia Games Holding Co., Inc.* (Entertainment)	775	22,630
MVC Capital, Inc. (Investment Companies)	775	10,106
Myers Industries, Inc. (Miscellaneous Manufacturing)	775	14,493
MYR Group, Inc.* (Engineering & Construction)	620	14,545
Nanometrics, Inc.* (Semiconductors)	620	10,081
Nanosphere, Inc.* (Biotechnology)	1,705	2,916
National Bank Holdings Corp. (Holding Companies - Diversified)	1,240	23,758
National CineMedia, Inc. (Entertainment)	1,395	21,190
National Health Investors, Inc. (REIT)	620	38,248
National Penn Bancshares, Inc. (Banks)	2,790	27,258
Natus Medical, Inc.* (Healthcare - Products)	775	19,243
Nautilus, Inc.* (Leisure Time)	930	7,747
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	3,565	5,954
Navigant Consulting Co.* (Commercial Services)	1,240	20,832
NBT Bancorp, Inc. (Banks)	1,085	24,575
NCI Building Systems, Inc.* (Building Materials)	620	9,697
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,635	31,014
Nelnet, Inc. - Class A (Diversified Financial Services)	620	26,201
Neogen Corp.* (Pharmaceuticals)	930	38,851
NeoGenomics, Inc.* (Biotechnology)	1,395	4,617
Neonode, Inc.* (Telecommunications)	930	4,976
NeoPhotonics Corp.* (Telecommunications)	775	4,472
NETGEAR, Inc.* (Telecommunications)	930	30,039
NetScout Systems, Inc.* (Computers)	930	36,233
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,550	21,731
New Jersey Resources Corp. (Gas)	930	46,249
New Mountain Finance Corp. (Investment Companies)	930	13,308
New Residential Investment Corp. (REIT)	5,735	34,984
New York & Co., Inc.* (Retail)	1,085	4,546
New York Mortgage Trust, Inc. (REIT)	1,705	12,566
NewBridge Bancorp* (Banks)	930	7,152
Newpark Resources, Inc.* (Oil & Gas Services)	2,015	24,261
Newport Corp.* (Electronics)	1,085	20,268
NewStar Financial, Inc.* (Diversified Financial Services)	775	8,851
Nexstar Broadcasting Group, Inc. - Class A (Media)	620	24,707
NGP Capital Resources Co. (Investment Companies)	930	6,333
NIC, Inc. (Internet)	1,550	28,427
NII Holdings, Inc.* - Class B (Telecommunications)	4,030	3,465
Noranda Aluminum Holding Corp. (Mining)	1,550	5,503
Nordic American Tankers, Ltd. (Transportation)	1,705	14,714
Northern Oil & Gas, Inc.* (Oil & Gas)	1,550	23,917
Northfield BanCorp, Inc. (Savings & Loans)	1,395	18,093
NorthStar Realty Finance Corp. (REIT)	4,495	72,009
Northwest Bancshares, Inc. (Savings & Loans)	2,170	28,839
Northwest Natural Gas Co. (Gas)	620	27,447

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NorthWestern Corp. (Electric)	930	$44,993
Novavax, Inc.* (Biotechnology)	4,185	18,330
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,325	61,892
Nutrisystem, Inc. (Food)	775	11,625
NuVasive, Inc.* (Healthcare - Products)	1,085	36,575
Nuverra Environmental Solutions, Inc.* (Environmental Control)	310	5,273
NxStage Medical, Inc.* (Healthcare - Products)	1,395	15,959
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,635	5,771
Office Depot, Inc.* (Retail)	11,625	47,546
OFG Bancorp (Banks)	1,085	18,510
Old National Bancorp (Banks)	2,325	32,829
Olin Corp. (Chemicals)	1,860	52,266
OM Group, Inc. (Chemicals)	775	22,700
Omega Protein Corp.* (Pharmaceuticals)	775	8,804
Omeros Corp.* (Biotechnology)	1,240	15,351
Omnicell, Inc.* (Software)	930	24,626
OmniVision Technologies, Inc.* (Semiconductors)	1,240	24,217
Omnova Solutions, Inc.* (Chemicals)	1,395	12,722
On Assignment, Inc.* (Commercial Services)	1,085	37,975
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	620	9,573
OpenTable, Inc.* (Internet)	465	31,229
Opko Health, Inc.* (Pharmaceuticals)	3,410	28,201
Oplink Communications, Inc.* (Telecommunications)	620	10,627
OraSure Technologies, Inc.* (Healthcare - Products)	1,860	12,183
Orbcomm, Inc.* (Telecommunications)	1,395	8,747
Orbital Sciences Corp.* (Aerospace/Defense)	1,395	41,013
Orbitz Worldwide, Inc.* (Internet)	775	5,696
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,480	13,938
Orient-Express Hotels, Ltd.* - Class A (Lodging)	2,170	28,427
Orion Marine Group, Inc.* (Engineering & Construction)	775	9,091
Oritani Financial Corp. (Savings & Loans)	1,085	16,091
Orthofix International N.V.* (Healthcare - Products)	465	14,043
OSI Systems, Inc.* (Electronics)	465	25,952
Otter Tail Corp. (Electric)	930	27,249
Outerwall, Inc.* (Diversified Financial Services)	620	42,997
Owens & Minor, Inc. (Distribution/Wholesale)	1,395	46,788
Pacific Boisciences of California, Inc.* (Biotechnology)	2,015	8,906
Pacific Sunwear of California, Inc.* (Retail)	1,860	5,357
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	620	42,463
PacWest Bancorp (Banks)	930	36,614
Paramount Gold & Silver Corp.* (Mining)	5,580	5,636
PAREXEL International Corp.* (Commercial Services)	1,240	56,233
Park Electrochemical Corp. (Electronics)	620	16,529
Park Sterling Corp. (Banks)	1,395	9,109
Parker Drilling Co.* (Oil & Gas)	3,100	20,553
Parkervision, Inc.* (Telecommunications)	2,480	11,309
Parkway Properties, Inc. (REIT)	1,550	29,233
PDC Energy, Inc.* (Oil & Gas)	620	39,474
PDF Solutions, Inc.* (Software)	620	11,637
PDL BioPharma, Inc. (Biotechnology)	3,255	27,635
Pebblebrook Hotel Trust (REIT)	1,395	48,044
Pendrell Corp.* (Commercial Services)	4,495	7,417
Penn Virginia Corp.* (Oil & Gas)	1,705	28,371
PennantPark Investment Corp. (Investment Companies)	1,705	18,244
Pennsylvania REIT (REIT)	1,550	25,653
PennyMac Mortgage Investment Trust (REIT)	1,395	32,699
Penske Automotive Group, Inc. (Retail)	930	42,650
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	5,270	9,170
Peregrine Semiconductor Corp.* (Semiconductors)	775	4,162
Perficient, Inc.* (Internet)	930	16,991
Performant FINL Corp.* (Commercial Services)	620	5,400
Pericom Semiconductor Corp.* (Semiconductors)	930	7,505
PetMed Express, Inc. (Retail)	620	8,116
PetroQuest Energy, Inc.* (Oil & Gas)	1,860	11,197
PGT, Inc.* (Building Materials)	1,085	10,795
PharMerica Corp.* (Pharmaceuticals)	775	21,072
PHH Corp.* (Commercial Services)	1,395	33,159
Photronics, Inc.* (Semiconductors)	1,705	14,799
PICO Holdings, Inc.* (Water)	620	14,415
Piedmont Natural Gas Co., Inc. (Gas)	1,705	61,022
Pier 1 Imports, Inc. (Retail)	2,170	39,624
Pike Electric Corp.* (Electric)	775	7,440
Pilgrim’s Pride Corp.* (Food)	1,550	33,883
Pinnacle Entertainment, Inc.* (Entertainment)	1,395	32,462
Pinnacle Financial Partners, Inc. (Banks)	775	26,792
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,705	25,524
Planet Payment, Inc.* (Software)	1,860	4,892
Plantronics, Inc. (Telecommunications)	930	40,520
Platinum Underwriters Holdings, Ltd. (Insurance)	775	48,600
Plexus Corp.* (Electronics)	775	32,488
PLX Technology, Inc.* (Semiconductors)	1,550	8,990
PMC-Sierra, Inc.* (Semiconductors)	4,650	31,806
PMFG, Inc.* (Miscellaneous Manufacturing)	930	5,273
PNM Resources, Inc. (Electric)	1,860	51,485

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PolyOne Corp. (Chemicals)	2,170	$81,310
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,085	37,628
Pool Corp. (Distribution/Wholesale)	1,085	64,037
Popeyes Louisiana Kitchen, Inc.* (Retail)	620	23,622
Portland General Electric Co. (Electric)	1,705	57,066
Post Holdings, Inc.* (Food)	775	40,502
Potlatch Corp. (REIT)	930	35,554
Power Integrations, Inc. (Semiconductors)	620	29,283
PowerSecure International, Inc.* (Electrical Components & Equipment)	620	13,783
Pozen, Inc.* (Pharmaceuticals)	1,085	9,071
Premiere Global Services, Inc.* (Telecommunications)	1,240	15,773
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,240	41,565
PRGX Global, Inc.* (Commercial Services)	1,085	6,977
PriceSmart, Inc. (Retail)	465	44,659
Primerica, Inc. (Insurance)	1,240	56,904
Primoris Services Corp. (Pipelines)	930	26,021
PrivateBancorp, Inc. (Banks)	1,550	42,734
Procera Networks, Inc.* (Telecommunications)	620	5,741
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,705	6,019
Progress Software Corp.* (Software)	1,240	26,610
Proofpoint, Inc.* (Software)	620	15,773
PROS Holdings, Inc.* (Software)	620	16,988
Prospect Capital Corp. (Investment Companies)	5,425	58,644
Prosperity Bancshares, Inc. (Banks)	1,395	82,304
Provident Financial Services, Inc. (Savings & Loans)	1,395	24,245
PTC, Inc.* (Software)	2,635	93,199
Puma Biotechnology, Inc.* (Biotechnology)	465	35,127
QLIK Technologies, Inc.* (Software)	1,860	40,883
QLogic Corp.* (Semiconductors)	2,170	25,129
Quad Graphics, Inc. (Commercial Services)	620	13,423
Quality Distribution, Inc.* (Transportation)	775	9,742
Quality Systems, Inc. (Software)	930	13,736
Quanex Building Products Corp. (Building Materials)	930	17,521
Quantum Corp.* (Computers)	6,510	7,031
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,085	89,164
Quicksilver Resources, Inc.* (Oil & Gas)	4,340	14,148
Quidel Corp.* (Healthcare - Products)	775	16,624
Quiksilver, Inc.* (Apparel)	3,255	20,897
QuinStreet, Inc.* (Internet)	930	5,673
Radian Group, Inc. (Insurance)	3,875	54,173
RadioShack Corp.* (Retail)	2,945	4,211
RadiSys Corp.* (Computers)	1,085	3,472
RAIT Financial Trust (REIT)	1,860	15,215
Rambus, Inc.* (Semiconductors)	2,635	31,857
Ramco-Gershenson Properties Trust (REIT)	1,395	22,990
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,395	11,537
Raven Industries, Inc. (Miscellaneous Manufacturing)	930	28,737
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	465	28,951
RealD, Inc.* (Computers)	1,085	11,892
RealNetworks, Inc.* (Internet)	775	5,844
RealPage, Inc.* (Software)	1,085	19,259
Redwood Trust, Inc. (REIT)	1,860	40,548
Regis Corp. (Retail)	1,240	16,294
Renasant Corp. (Banks)	620	16,876
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	620	7,297
Rent-A-Center, Inc. (Commercial Services)	1,240	36,220
Rentech, Inc.* (Chemicals)	6,045	12,815
Repligen Corp.* (Biotechnology)	1,085	17,197
Repros Therapeutics, Inc.* (Pharmaceuticals)	620	10,459
Republic Airways Holdings, Inc.* (Airlines)	1,240	10,304
Resolute Energy Corp.* (Oil & Gas)	1,860	13,950
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,705	30,417
Resource Capital Corp. (REIT)	3,100	17,050
Resources Connection, Inc. (Commercial Services)	1,085	14,767
Retail Opportunity Investments Corp. (REIT)	1,550	24,242
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,395	4,059
Rex Energy Corp.* (Oil & Gas)	1,085	22,850
Rexnord Corp.* (Metal Fabricate/Hardware)	775	20,724
RF Micro Devices, Inc.* (Telecommunications)	6,510	54,944
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,635	8,432
Rite Aid Corp.* (Retail)	16,275	118,807
RLI Corp. (Insurance)	930	40,046
RLJ Lodging Trust (REIT)	2,790	74,408
Rockville Financial, Inc. (Savings & Loans)	775	10,199
Rockwell Medical, Inc.* (Healthcare - Products)	1,550	15,748
Rofin-Sinar Technologies, Inc.* (Electronics)	775	17,205
Rosetta Resources, Inc.* (Oil & Gas)	1,395	66,040
Roundy’s, Inc. (Retail)	930	6,296
Rouse Properties, Inc. (REIT)	620	10,410
RPX Corp.* (Commercial Services)	775	12,695
RTI Biologics, Inc.* (Biotechnology)	1,860	7,998
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	775	21,824
Ruby Tuesday, Inc.* (Retail)	1,550	11,951
Ruckus Wireless, Inc.* (Telecommunications)	1,085	11,338

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rudolph Technologies, Inc.* (Semiconductors)	930	$8,472
Rush Enterprises, Inc.* - Class A (Retail)	775	24,878
Ruth’s Hospitality Group, Inc. (Retail)	930	11,709
Ryman Hospitality Properties, Inc. (REIT)	930	42,362
S&T Bancorp, Inc. (Banks)	775	18,027
Sabra Health Care REIT, Inc. (REIT)	930	27,872
Safeguard Scientifics, Inc.* (Internet)	620	13,026
Saia, Inc.* (Transportation)	620	25,525
Sanchez Energy Corp.* (Oil & Gas)	775	21,917
Sanderson Farms, Inc. (Food)	465	38,256
Sandy Spring Bancorp, Inc. (Banks)	620	14,911
Sangamo Biosciences, Inc.* (Biotechnology)	1,550	21,452
Sanmina Corp.* (Electronics)	1,860	37,665
Sapient Corp.* (Internet)	2,480	40,350
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	775	28,776
ScanSource, Inc.* (Distribution/Wholesale)	620	23,814
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	620	17,403
Scholastic Corp. (Media)	620	20,404
Schulman (A.), Inc. (Chemicals)	775	27,838
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	775	33,821
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,705	8,150
Scientific Games Corp.* - Class A (Entertainment)	1,240	14,855
Sciquest, Inc.* (Software)	620	14,868
Scorpio Tankers, Inc. (Transportation)	3,720	33,517
SeaChange International, Inc.* (Software)	930	8,714
Seacoast Banking Corp. of Florida* (Banks)	465	4,929
SEACOR Holdings, Inc.* (Oil & Gas Services)	465	38,776
Select Comfort Corp.* (Home Furnishings)	1,240	22,816
Select Medical Holdings Corp. (Healthcare - Services)	1,395	19,474
Selective Insurance Group, Inc. (Insurance)	1,240	28,446
SemGroup Corp. - Class A (Pipelines)	930	59,409
Semtech Corp.* (Semiconductors)	1,550	37,169
Sensient Technologies Corp. (Chemicals)	1,085	58,644
Sequenom, Inc.* (Biotechnology)	3,100	8,463
ServiceSource International, Inc.* (Commercial Services)	1,550	9,672
Shenandoah Telecommunications Co. (Telecommunications)	620	17,379
Ship Finance International, Ltd. (Transportation)	1,240	21,861
ShoreTel, Inc.* (Telecommunications)	2,015	15,213
Shutterfly, Inc.* (Internet)	775	31,721
SIGA Technologies, Inc.* (Pharmaceuticals)	1,705	4,893
Sigma Designs, Inc.* (Semiconductors)	1,240	4,675
Silicon Graphics International Corp.* (Computers)	930	11,234
Silicon Image, Inc.* (Semiconductors)	2,170	12,174
Simpson Manufacturing Co., Inc. (Building Materials)	930	30,495
Sinclair Broadcast Group, Inc. - Class A (Media)	1,550	41,432
Skechers U.S.A., Inc.* - Class A (Apparel)	930	38,121
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	775	3,999
SkyWest, Inc. (Airlines)	1,240	14,384
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,550	23,793
Snyders-Lance, Inc. (Food)	1,085	28,818
Solar Capital, Ltd. (Investment Companies)	1,085	23,762
Solazyme, Inc.* (Energy - Alternate Sources)	1,240	13,343
Sonic Automotive, Inc. - Class A (Retail)	930	22,636
Sonic Corp.* (Retail)	1,395	26,561
Sonus Networks, Inc.* (Telecommunications)	5,425	17,740
Sotheby’s - Class A (Commercial Services)	1,550	65,193
South Jersey Industries, Inc. (Gas)	775	44,524
Southwest Bancorp, Inc. (Banks)	620	10,354
Southwest Gas Corp. (Gas)	1,085	59,686
Sovran Self Storage, Inc. (REIT)	775	58,823
Spansion, Inc.* - Class A (Computers)	1,240	22,109
Spartan Motors, Inc. (Auto Parts & Equipment)	1,240	6,584
Spartan Stores, Inc. (Food)	620	13,355
Spectranetics Corp.* (Healthcare - Products)	930	19,772
Spectrum Brands Holdings, Inc. (Household Products/Wares)	465	35,726
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,705	11,713
Speed Commerce, Inc.* (Distribution/Wholesale)	1,860	6,138
Spirit Airlines, Inc.* (Airlines)	1,395	79,292
SS&C Technologies Holdings, Inc.* (Software)	1,240	48,260
Staar Surgical Co.* (Healthcare - Products)	1,085	18,456
STAG Industrial, Inc. (REIT)	1,085	25,530
Stage Stores, Inc. (Retail)	775	14,865
Standard Motor Products, Inc. (Auto Parts & Equipment)	465	17,665
Standard Pacific Corp.* (Home Builders)	3,410	27,246
Star Scientific, Inc.* (Pharmaceuticals)	5,735	3,762
State Bank Finacial Corp. (Banks)	930	15,419
Steelcase, Inc. - Class A (Office Furnishings)	2,015	33,207
Stein Mart, Inc. (Retail)	775	9,688
Stepan Co. (Chemicals)	465	26,891
STERIS Corp. (Healthcare - Products)	1,240	59,582
Sterling Bancorp (Savings & Loans)	1,240	14,830
Steven Madden, Ltd.* (Apparel)	1,395	49,676

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stewart Information Services Corp. (Insurance)	620	$18,910
Stifel Financial Corp.* (Diversified Financial Services)	1,395	65,245
Stillwater Mining Co.* (Mining)	2,790	44,026
Stone Energy Corp.* (Oil & Gas)	1,240	60,822
Stoneridge, Inc.* (Electronics)	775	8,285
Strategic Hotels & Resorts, Inc.* (REIT)	4,185	45,156
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	465	29,923
Summit Hotel Properties, Inc. (REIT)	1,705	15,447
Sun Bancorp, Inc.* (Banks)	1,705	6,479
Sun Communities, Inc. (REIT)	775	35,317
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	465	19,009
SunCoke Energy, Inc.* (Coal)	1,705	35,583
SunEdison, Inc.* (Semiconductors)	5,270	101,341
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,240	6,361
SunPower Corp.* (Electrical Components & Equipment)	930	31,081
Sunstone Hotel Investors, Inc. (REIT)	3,720	53,233
Super Micro Computer, Inc.* (Computers)	930	18,935
Superior Industries International, Inc. (Auto Parts & Equipment)	620	13,107
SUPERVALU, Inc.* (Food)	4,650	32,504
Support.com, Inc.* (Internet)	1,705	4,211
Susquehanna Bancshares, Inc. (Banks)	4,185	43,357
Swift Energy Co.* (Oil & Gas)	1,085	13,378
Swift Transportation Co.* (Transportation)	1,860	44,733
Swisher Hygiene, Inc.* (Commercial Services)	5,735	2,302
SWS Group, Inc.* (Diversified Financial Services)	1,085	8,040
Sykes Enterprises, Inc.* (Computers)	930	18,404
Symetra Financial Corp. (Insurance)	1,860	38,428
Symmetry Medical, Inc.* (Healthcare - Products)	1,085	8,962
Synaptics, Inc.* (Computers)	775	48,167
Synchronoss Technologies, Inc.* (Software)	775	23,591
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	2,325	10,439
Synergy Resources Corp.* (Oil & Gas)	1,240	14,434
SYNNEX Corp.* (Software)	620	41,776
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,395	5,873
Take-Two Interactive Software, Inc.* (Software)	1,860	37,907
TAL International Group, Inc. (Trucking & Leasing)	775	32,689
Tangoe, Inc.* (Software)	775	11,656
Targa Resources Corp. (Oil & Gas Services)	775	83,692
Targacept, Inc.* (Pharmaceuticals)	1,240	5,506
TASER International, Inc.* (Electronics)	1,395	22,529
TCP Capital Corp. (Investment Companies)	775	12,547
Team Health Holdings, Inc.* (Commercial Services)	1,550	75,143
Team, Inc.* (Commercial Services)	465	19,944
TearLab Corp.* (Healthcare - Products)	775	3,348
Tecumseh Products Co.* - Class A (Machinery - Diversified)	620	3,726
Teekay Tankers, Ltd. - Class A (Transportation)	2,325	8,114
TeleCommunication Systems, Inc.* - Class A (Internet)	2,170	5,534
Teledyne Technologies, Inc.* (Aerospace/Defense)	775	71,967
TeleTech Holdings, Inc.* (Commercial Services)	465	11,220
Tenneco, Inc.* (Auto Parts & Equipment)	1,395	83,519
Terreno Realty Corp. (REIT)	620	11,327
Tesco Corp.* (Oil & Gas Services)	930	18,600
Tessera Technologies, Inc. (Semiconductors)	1,240	27,193
TETRA Tech, Inc.* (Environmental Control)	1,550	44,439
TETRA Technologies, Inc.* (Oil & Gas Services)	1,860	23,250
Texas Capital Bancshares, Inc.* (Banks)	930	52,257
Texas Industries, Inc.* (Building Materials)	465	40,316
Texas Roadhouse, Inc. - Class A (Retail)	1,395	34,512
Textainer Group Holdings, Ltd. (Trucking & Leasing)	465	18,275
The Andersons, Inc. (Agriculture)	620	38,619
The Brink’s Co. (Commercial Services)	1,085	27,602
The Buckle, Inc. (Retail)	620	29,134
The Cato Corp. - Class A (Retail)	620	17,664
The Cheesecake Factory, Inc. (Retail)	1,240	55,663
The Children’s Place Retail Stores, Inc. (Retail)	465	22,320
The Corporate Executive Board Co. (Commercial Services)	775	53,490
The Ensign Group, Inc. (Healthcare - Services)	465	19,763
The Finish Line, Inc. - Class A (Retail)	1,240	34,137
The First Marblehead Corp.* (Diversified Financial Services)	310	1,631
The Geo Group, Inc. (REIT)	1,550	51,972
The Greenbrier Cos., Inc.* (Trucking & Leasing)	620	32,513
The Hain Celestial Group, Inc.* (Food)	775	66,665
The KEYW Holding Corp.* (Computers)	930	11,951
The McClatchy Co.* - Class A (Media)	2,480	13,590
The Medicines Co.* (Biotechnology)	1,240	32,984
The Men’s Wearhouse, Inc. (Retail)	1,085	51,407
The Middleby Corp.* (Machinery - Diversified)	465	117,403
The New York Times Co. - Class A (Media)	2,945	47,355
The Pantry, Inc.* (Retail)	775	11,656

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Pep Boys - Manny, Moe & Jack* (Retail)	1,395	$14,257
The Ryland Group, Inc. (Home Builders)	1,085	41,652
The Ultimate Software Group, Inc.* (Software)	620	74,170
The Wet Seal, Inc.* (Retail)	2,480	2,802
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,480	10,416
Thermon Group Holdings, Inc.* (Oil & Gas Services)	775	18,461
THL Credit, Inc. (Investment Companies)	775	10,408
Thoratec Corp.* (Healthcare - Products)	1,240	40,647
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,550	6,355
TICC Capital Corp. (Investment Companies)	1,395	13,434
Titan International, Inc. (Auto Parts & Equipment)	1,240	21,712
TiVo, Inc.* (Home Furnishings)	2,945	34,927
Tootsie Roll Industries, Inc. (Food)	465	13,108
Tornier N.V.* (Healthcare - Products)	775	13,152
Tower Group International, Ltd. (Insurance)	1,395	3,432
Towerstream Corp.* (Internet)	2,480	4,588
Town Sports International Holdings, Inc. (Leisure Time)	775	5,433
TowneBank (Banks)	775	11,958
Tredegar Corp. (Miscellaneous Manufacturing)	620	12,902
TreeHouse Foods, Inc.* (Food)	775	58,001
Triangle Capital Corp. (Investment Companies)	620	16,163
Triangle Petroleum Corp.* (Oil & Gas)	1,395	13,420
TriMas Corp.* (Miscellaneous Manufacturing)	930	33,350
Triple-S Management Corp.* (Healthcare - Services)	620	9,288
TriQuint Semiconductor, Inc.* (Semiconductors)	3,875	54,947
TrueBlue, Inc.* (Commercial Services)	930	24,878
Trulia, Inc.* (Internet)	620	21,080
TrustCo Bank Corp. (Banks)	2,480	16,393
Trustmark Corp. (Banks)	1,550	35,449
TTM Technologies, Inc.* (Electronics)	1,395	11,007
Tuesday Morning Corp.* (Retail)	1,240	17,335
Tumi Holdings, Inc.* (Household Products/Wares)	1,085	22,156
Tutor Perini Corp.* (Engineering & Construction)	930	27,528
Tyler Technologies, Inc.* (Software)	775	63,278
U.S. Silica Holdings, Inc. (Mining)	620	28,005
UIL Holdings Corp. (Electric)	1,085	39,852
Ultra Clean Holdings, Inc.* (Semiconductors)	930	7,924
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,395	3,948
Ultratech Stepper, Inc.* (Semiconductors)	620	16,504
UMB Financial Corp. (Banks)	775	45,500
Umpqua Holdings Corp. (Banks)	3,720	61,863
Unilife Corp.* (Healthcare - Products)	2,790	9,068
Union Bankshares Corp. (Banks)	1,085	27,765
Unisys Corp.* (Computers)	1,085	26,441
United Bankshares, Inc. (Banks)	1,395	40,804
United Community Banks, Inc.* (Banks)	1,085	17,523
United Community Financial Corp.* (Savings & Loans)	1,395	4,645
United Financial Bancorp, Inc. (Savings & Loans)	620	10,937
United Fire Group, Inc. (Insurance)	620	17,248
United Natural Foods, Inc.* (Food)	1,085	74,897
United Stationers, Inc. (Distribution/Wholesale)	930	34,903
Universal American Corp. (Healthcare - Services)	1,085	7,779
Universal Corp. (Agriculture)	465	25,375
Universal Display Corp.* (Electrical Components & Equipment)	930	24,227
Universal Forest Products, Inc. (Building Materials)	465	23,478
Universal Insurance Holdings, Inc. (Insurance)	1,085	15,874
Universal Technical Institute, Inc. (Commercial Services)	775	9,308
UNS Energy Corp. (Electric)	930	55,856
Unwired Planet, Inc.* (Internet)	3,410	7,775
Uranium Energy Corp.* (Mining)	3,410	3,649
Ur-Energy, Inc.* (Mining)	4,805	5,766
Urstadt Biddle Properties - Class A (REIT)	620	12,654
USA Mobility, Inc. (Telecommunications)	620	10,621
USG Corp.* (Building Materials)	1,705	50,910
UTI Worldwide, Inc. (Transportation)	2,015	19,727
VAALCO Energy, Inc.* (Oil & Gas)	1,705	15,720
Vail Resorts, Inc. (Entertainment)	775	53,653
ValueVision Media, Inc.* - Class A (Advertising)	1,395	6,529
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	930	12,955
Vantage Drilling Co.* (Oil & Gas)	5,580	9,319
VASCO Data Security International, Inc.* (Internet)	930	10,611
Vector Group, Ltd. (Agriculture)	1,395	29,714
Veeco Instruments, Inc.* (Semiconductors)	930	34,382
Vera Bradley, Inc.* (Retail)	620	17,546
Verint Systems, Inc.* (Software)	1,240	54,274
Viad Corp. (Commercial Services)	465	10,718
ViaSat, Inc.* (Telecommunications)	930	59,715
Vical, Inc.* (Biotechnology)	2,480	2,802
ViewPoint Financial Group, Inc. (Banks)	930	24,245
VirnetX Holding Corp.* (Internet)	1,085	17,089
Virtusa Corp.* (Computers)	620	20,441
VistaPrint N.V.* (Commercial Services)	775	30,589
Vitacost.com, Inc.* (Internet)	775	5,169
Vitamin Shoppe, Inc.* (Retail)	775	37,107
VIVUS, Inc.* (Pharmaceuticals)	2,325	12,090

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vocera Communications, Inc.* (Computers)	620	$9,455
Vocus, Inc.* (Internet)	620	11,148
Volcano Corp.* (Healthcare - Products)	1,240	21,774
Vonage Holdings Corp.* (Telecommunications)	4,185	16,070
VOXX International Corp.* (Home Furnishings)	620	7,285
Vringo, Inc.* (Telecommunications)	2,325	9,509
W&T Offshore, Inc. (Oil & Gas)	930	17,856
Wabash National Corp.* (Auto Manufacturers)	1,705	22,779
WageWorks, Inc.* (Diversified Financial Services)	620	26,269
Walter Energy, Inc. (Coal)	1,550	11,160
Walter Investment Management Corp.* (Diversified Financial Services)	930	24,719
Warren Resources, Inc.* (Oil & Gas)	2,635	13,359
Washington REIT (REIT)	1,550	37,913
Watsco, Inc. (Distribution/Wholesale)	620	63,804
Watts Water Technologies, Inc. - Class A (Electronics)	620	32,984
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,240	14,830
Web.com Group, Inc.* (Internet)	930	28,560
WebMD Health Corp.* (Internet)	775	34,169
Webster Financial Corp. (Banks)	2,015	60,732
WellCare Health Plans, Inc.* (Healthcare - Services)	930	62,747
Werner Enterprises, Inc. (Transportation)	1,085	27,776
WesBanco, Inc. (Banks)	620	18,749
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,085	21,982
West Corp. (Telecommunications)	620	15,097
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,550	67,239
Westamerica Bancorp (Banks)	620	31,508
Westell Technologies, Inc.* (Telecommunications)	2,015	6,569
Western Alliance Bancorp* (Banks)	1,705	39,335
Western Asset Mortgage Capital Corp. (REIT)	620	9,157
Western Refining, Inc. (Oil & Gas)	1,240	53,940
Westfield Financial, Inc. (Savings & Loans)	775	5,309
WEX, Inc.* (Commercial Services)	775	74,377
WGL Holdings, Inc. (Gas)	1,085	43,172
Willbros Group, Inc.* (Oil & Gas Services)	1,240	13,776
Wilshire Bancorp, Inc. (Banks)	1,705	17,050
Winnebago Industries, Inc.* (Home Builders)	775	18,523
Winthrop Realty Trust (REIT)	775	10,773
Wintrust Financial Corp. (Banks)	775	34,736
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,325	26,249
Wolverine World Wide, Inc. (Apparel)	2,170	60,977
Woodward, Inc. (Electronics)	1,550	69,487
World Wrestling Entertainment, Inc. - Class A (Media)	930	18,135
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,240	45,632
Wright Medical Group, Inc.* (Healthcare - Products)	930	25,436
Xenoport, Inc.* (Pharmaceuticals)	1,550	6,293
XO Group, Inc.* (Internet)	775	8,231
Xoma Corp.* (Biotechnology)	2,170	9,635
Yelp, Inc.* (Internet)	775	45,197
Zagg, Inc.* (Electronics)	1,240	5,394
Zale Corp.* (Retail)	930	19,893
Zaza Energy Corp.* (Oil & Gas)	2,945	1,456
Zep, Inc. (Chemicals)	620	10,720
Zillow, Inc.* - Class A (Internet)	465	50,545
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,635	9,486
Zix Corp.* (Internet)	2,015	6,609
Zogenix, Inc.* (Pharmaceuticals)	3,100	7,564
Zumiez, Inc.* (Retail)	620	15,159
TOTAL COMMON STOCKS (Cost $22,080,482)		32,620,002

Contingent Rights (NM)
Leap Wireless International, Inc.^*(a) (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.^*(b) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788

Warrant (0.0%)
Magnum Hunter Resources Corp. expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $ —)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(22.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $12,263,005	$12,263,000	$12,263,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,263,000)		12,263,000

TOTAL INVESTMENT SECURITIES (Cost $34,348,270) - 81.8%		44,887,790
Net other assets (liabilities) - 18.2%		9,979,491

NET ASSETS - 100.0%		$54,867,281

See accompanying notes to schedules of portfolio investments.

^	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2014, these securities represented less than 0.005% of the net assets of the Fund.
*	Non-income producing security
(a)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $6,466,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $7,868,000)	70	$(149,615)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	0.02%	05/27/14	$15,953,093	$86,162
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	0.22%	05/27/14	23,470,626	201,872
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(0.18)%	05/27/14	7,489,092	68,304
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	05/27/14	22,699,375	134,071
				$490,409

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$54,744	0.1%
Aerospace/Defense	522,883	1.0%
Agriculture	100,480	0.2%
Airlines	168,037	0.3%
Apparel	346,180	0.6%
Auto Manufacturers	22,779	NM
Auto Parts & Equipment	420,655	0.8%
Banks	2,055,241	3.7%
Biotechnology	837,462	1.5%
Building Materials	387,861	0.7%
Chemicals	718,746	1.3%
Coal	120,342	0.2%
Commercial Services	1,996,672	3.6%
Computers	652,190	1.2%
Cosmetics/Personal Care	22,779	NM
Distribution/Wholesale	280,728	0.5%
Diversified Financial Services	711,566	1.3%
Electric	744,772	1.4%
Electrical Components & Equipment	560,017	1.0%
Electronics	664,229	1.2%
Energy - Alternate Sources	89,967	0.2%
Engineering & Construction	271,267	0.5%
Entertainment	203,331	0.4%
Environmental Control	143,101	0.3%
Food	579,339	1.1%
Forest Products & Paper	184,371	0.3%
Gas	318,843	0.6%
Hand/Machine Tools	41,957	0.1%
Healthcare - Products	1,218,593	2.2%
Healthcare - Services	587,521	1.1%
Holding Companies - Diversified	67,180	0.1%
Home Builders	211,704	0.4%
Home Furnishings	160,611	0.3%
Household Products/Wares	133,832	0.2%
Housewares	16,535	NM
Insurance	859,111	1.6%
Internet	811,164	1.5%
Investment Companies	335,471	0.6%
Iron/Steel	94,035	0.2%
Leisure Time	187,610	0.3%
Lodging	79,441	0.1%
Machinery - Construction & Mining	51,282	0.1%
Machinery - Diversified	351,022	0.6%
Media	315,493	0.6%
Metal Fabricate/Hardware	218,947	0.4%
Mining	317,099	0.6%
Miscellaneous Manufacturing	560,945	1.0%
Office Furnishings	162,091	0.3%
Oil & Gas	1,099,360	2.0%
Oil & Gas Services	653,151	1.2%
Packaging & Containers	77,187	0.1%
Pharmaceuticals	993,514	1.8%
Pipelines	85,430	0.2%
Private Equity	35,318	0.1%
Real Estate	103,986	0.2%
REIT	2,593,004	4.8%
Retail	1,866,946	3.4%
Savings & Loans	382,839	0.7%
Semiconductors	1,312,156	2.4%
Software	1,561,915	2.8%
Storage/Warehousing	63,070	0.1%
Telecommunications	1,045,622	1.9%
Textiles	24,617	NM
Toys/Games/Hobbies	16,049	NM
Transportation	599,861	1.1%
Trucking & Leasing	83,477	0.2%
Water	67,062	0.1%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other **	22,247,279	40.6%
Total	$54,867,281	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (58.5%)
3M Co. (Miscellaneous Manufacturing)	5,208	$724,381
American Express Co. (Diversified Financial Services)	5,208	455,335
AT&T, Inc. (Telecommunications)	5,208	185,926
Boeing Co. (Aerospace/Defense)	5,208	671,937
Caterpillar, Inc. (Machinery - Construction & Mining)	5,208	548,923
Chevron Corp. (Oil & Gas)	5,208	653,708
Cisco Systems, Inc. (Telecommunications)	5,208	120,357
Coca-Cola Co. (Beverages)	5,208	212,434
E.I. du Pont de Nemours & Co. (Chemicals)	5,208	350,603
Exxon Mobil Corp. (Oil & Gas)	5,208	533,351
General Electric Co. (Miscellaneous Manufacturing)	5,208	140,043
Intel Corp. (Semiconductors)	5,208	139,002
International Business Machines Corp. (Computers)	5,208	1,023,216
J.P. Morgan Chase & Co. (Banks)	5,208	291,544
Johnson & Johnson (Pharmaceuticals)	5,208	527,519
McDonald’s Corp. (Retail)	5,208	527,986
Merck & Co., Inc. (Pharmaceuticals)	5,208	304,980
Microsoft Corp. (Software)	5,208	210,403
NIKE, Inc. - Class B (Apparel)	5,208	379,924
Pfizer, Inc. (Pharmaceuticals)	5,208	162,906
Procter & Gamble Co. (Cosmetics/Personal Care)	5,208	429,920
The Goldman Sachs Group, Inc. (Banks)	5,208	832,342
The Home Depot, Inc. (Retail)	5,208	414,088
The Travelers Cos., Inc. (Insurance)	5,208	471,741
United Technologies Corp. (Aerospace/Defense)	5,208	616,263
UnitedHealth Group, Inc. (Healthcare - Services)	5,208	390,808
Verizon Communications, Inc. (Telecommunications)	5,208	243,369
Visa, Inc. - Class A (Diversified Financial Services)	5,208	1,055,193
Wal-Mart Stores, Inc. (Retail)	5,208	415,130
Walt Disney Co. (Media)	5,208	413,203
TOTAL COMMON STOCKS (Cost $7,261,161)		13,446,535

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.0%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $9,203,004	$9,203,000	$9,203,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,203,000)		9,203,000

TOTAL INVESTMENT SECURITIES (Cost $16,464,161) - 98.5%		22,649,535
Net other assets (liabilities) - 1.5%		343,000

NET ASSETS - 100.0%		$22,992,535

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,050,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,807,550)	34	$63,455

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.72%	05/27/14	$5,184,126	$41,096
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	0.54%	05/27/14	1,411,838	10,873
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.47%	05/27/14	14,241,271	109,773
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	0.42%	05/27/14	9,099,059	62,432
				$224,174

UltraDow 30 ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,288,199	5.6%
Apparel	379,924	1.7%
Banks	1,123,886	4.9%
Beverages	212,434	0.9%
Chemicals	350,603	1.5%
Computers	1,023,216	4.5%
Cosmetics/Personal Care	429,920	1.9%
Diversified Financial Services	1,510,528	6.4%
Healthcare - Services	390,808	1.7%
Insurance	471,741	2.1%
Machinery - Construction & Mining	548,923	2.4%
Media	413,203	1.8%
Miscellaneous Manufacturing	864,424	3.8%
Oil & Gas	1,187,059	5.2%
Pharmaceuticals	995,405	4.3%
Retail	1,357,205	5.9%
Semiconductors	139,002	0.6%
Software	210,403	0.9%
Telecommunications	549,652	2.4%
Other **	9,546,000	41.5%
Total	$22,992,535	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (69.6%)
Activision Blizzard, Inc. (Software)	21,460	$429,415
Adobe Systems, Inc.* (Software)	15,392	949,532
Akamai Technologies, Inc.* (Software)	5,476	290,611
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	959,958
Altera Corp. (Semiconductors)	9,768	317,655
Amazon.com, Inc.* (Internet)	14,208	4,321,080
Amgen, Inc. (Biotechnology)	23,236	2,596,623
Analog Devices, Inc. (Semiconductors)	9,620	493,410
Apple Computer, Inc. (Computers)	27,528	16,243,997
Applied Materials, Inc. (Semiconductors)	37,296	710,862
Autodesk, Inc.* (Software)	6,956	334,027
Automatic Data Processing, Inc. (Commercial Services)	14,800	1,153,808
Avago Technologies, Ltd. (Semiconductors)	7,696	488,696
Baidu, Inc.*ADR (Internet)	8,436	1,297,879
Bed Bath & Beyond, Inc.* (Retail)	6,512	404,591
Biogen Idec, Inc.* (Biotechnology)	7,252	2,082,194
Broadcom Corp. - Class A (Semiconductors)	16,428	506,147
C.H. Robinson Worldwide, Inc. (Transportation)	4,736	278,950
CA, Inc. (Software)	13,764	414,847
Catamaran Corp.* (Pharmaceuticals)	6,364	240,241
Celgene Corp.* (Biotechnology)	12,580	1,849,386
Cerner Corp.* (Software)	10,656	546,653
Charter Communications, Inc.* - Class A (Media)	3,256	441,286
Check Point Software Technologies, Ltd.* (Software)	5,920	379,235
Cisco Systems, Inc. (Telecommunications)	158,952	3,673,381
Citrix Systems, Inc.* (Software)	5,624	333,559
Cognizant Technology Solutions Corp.* (Computers)	18,796	900,422
Comcast Corp. - Class A (Media)	66,008	3,416,574
Costco Wholesale Corp. (Retail)	13,616	1,575,099
DIRECTV* - Class A (Media)	15,688	1,217,389
Discovery Communications, Inc.* - Class A (Media)	4,588	348,229
DISH Network Corp.* - Class A (Media)	6,808	387,103
Dollar Tree, Inc.* (Retail)	6,364	331,373
eBay, Inc.* (Internet)	39,960	2,071,127
Equinix, Inc.* (Internet)	1,480	277,959
Expedia, Inc. (Internet)	3,552	252,156
Expeditors International of Washington, Inc. (Transportation)	6,216	256,348
Express Scripts Holding Co.* (Pharmaceuticals)	23,976	1,596,322
F5 Networks, Inc.* (Internet)	2,368	249,043
Facebook, Inc.* - Class A (Internet)	60,976	3,645,145
Fastenal Co. (Distribution/Wholesale)	9,176	459,534
Fiserv, Inc.* (Software)	7,844	476,758
Garmin, Ltd. (Electronics)	6,068	346,483
Gilead Sciences, Inc.* (Biotechnology)	47,508	3,728,903
Google, Inc.* - Class C (Internet)	8,584	4,520,849
Google, Inc.* - Class A (Internet)	8,584	4,591,409
Henry Schein, Inc.* (Healthcare - Products)	2,664	304,309
Illumina, Inc.* (Biotechnology)	3,996	542,857
Intel Corp. (Semiconductors)	153,328	4,092,324
Intuit, Inc. (Software)	8,732	661,449
Intuitive Surgical, Inc.* (Healthcare - Products)	1,184	428,253
Keurig Green Mountain, Inc. (Beverages)	5,180	485,262
KLA-Tencor Corp. (Semiconductors)	5,180	331,468
Kraft Foods Group, Inc. (Food)	18,352	1,043,495
Liberty Global PLC* - Class A (Media)	6,808	271,095
Liberty Media Corp.* (Media)	3,256	422,336
Liberty Media Holding Corp.-Interactive Series A* (Internet)	14,504	421,486
Linear Technology Corp. (Semiconductors)	7,252	322,714
Marriott International, Inc. - Class A (Lodging)	9,028	522,992
Mattel, Inc. (Toys/Games/Hobbies)	10,508	412,071
Maxim Integrated Products, Inc. (Semiconductors)	8,732	283,266
Micron Technology, Inc.* (Semiconductors)	32,708	854,333
Microsoft Corp. (Software)	256,040	10,344,017
Mondelez International, Inc. - Class A (Food)	54,168	1,931,088
Monster Beverage Corp.* (Beverages)	5,180	346,853
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,544	586,204
NetApp, Inc. (Computers)	10,212	363,649
Netflix, Inc.* (Internet)	1,776	571,943
NVIDIA Corp. (Semiconductors)	17,464	322,560
NXP Semiconductors NV* (Semiconductors)	7,696	458,836
O’Reilly Automotive, Inc.* (Retail)	3,256	484,460
PACCAR, Inc. (Auto Manufacturers)	10,952	700,710
Paychex, Inc. (Software)	11,248	470,279
Priceline.com, Inc.* (Internet)	1,628	1,884,818
Qualcomm, Inc. (Semiconductors)	52,096	4,100,476
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,960	878,794
Ross Stores, Inc. (Retail)	6,660	453,413
SanDisk Corp. (Computers)	6,956	591,051
SBA Communications Corp.* - Class A (Telecommunications)	3,996	358,681
Seagate Technology PLC (Computers)	10,212	536,947
Sigma-Aldrich Corp. (Chemicals)	3,700	355,977
Sirius XM Holdings, Inc.* (Media)	188,108	600,064
Staples, Inc. (Retail)	20,128	251,600
Starbucks Corp. (Retail)	23,384	1,651,378
Stericycle, Inc.* (Commercial Services)	2,664	310,196
Symantec Corp. (Internet)	21,312	432,207
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	799,961
Texas Instruments, Inc. (Semiconductors)	33,448	1,520,212

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tractor Supply Co. (Retail)	4,292	$288,594
TripAdvisor, Inc.* (Internet)	3,996	322,637
Twenty-First Century Fox, Inc. - Class A (Media)	44,992	1,440,643
Verisk Analytics, Inc.* - Class A (Commercial Services)	5,180	311,266
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	490,960
Viacom, Inc. - Class B (Media)	11,988	1,018,740
VimpelCom, Ltd.ADR (Telecommunications)	50,912	427,661
Vodafone Group PLC*ADR (Telecommunications)	16,132	612,371
Western Digital Corp. (Computers)	7,252	639,119
Whole Foods Market, Inc. (Food)	11,544	573,737
Wynn Resorts, Ltd. (Lodging)	3,108	633,690
Xilinx, Inc. (Semiconductors)	8,288	391,111
Yahoo!, Inc.* (Internet)	31,080	1,117,326
TOTAL COMMON STOCKS (Cost $54,414,200)		123,360,187

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $45,232,018	$45,232,000	$45,232,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,232,000)		45,232,000

TOTAL INVESTMENT SECURITIES (Cost $99,646,200) - 95.1%		168,592,187
Net other assets (liabilities) - 4.9%		8,595,537

NET ASSETS - 100.0%		$177,187,724

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $25,903,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $32,813,910)	459	$(803,411)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	05/27/14	$55,062,163	$531,695
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	05/27/14	30,435,466	288,125
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	05/27/14	85,776,690	799,385
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	05/27/14	26,909,344	282,628
				$1,901,833

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,500,670	0.8%
Beverages	832,115	0.5%
Biotechnology	13,129,675	7.4%
Chemicals	355,977	0.2%
Commercial Services	1,775,270	1.0%
Computers	19,275,186	10.8%
Distribution/Wholesale	459,534	0.3%
Electronics	346,483	0.2%
Food	3,548,321	2.0%
Healthcare - Products	732,562	0.4%
Internet	25,977,064	14.7%
Lodging	1,156,682	0.7%
Media	9,563,460	5.4%
Pharmaceuticals	2,422,767	1.4%
Retail	5,440,508	3.1%
Semiconductors	15,194,069	8.6%
Software	15,630,382	8.7%
Telecommunications	5,072,093	2.9%
Toys/Games/Hobbies	412,071	0.2%
Transportation	535,298	0.3%
Other **	53,827,537	30.4%
Total	$177,187,724	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $59,309,024	$59,309,000	$59,309,000

TOTAL REPURCHASE AGREEMENTS (Cost $59,309,000)		59,309,000

TOTAL INVESTMENT SECURITIES (Cost $59,309,000) - 98.3%		59,309,000
Net other assets (liabilities) - 1.7%		1,039,260

NET ASSETS - 100.0%		$60,348,260

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,197,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	0.42%	05/27/14	$2,242,055	$21,795
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	0.92%	05/27/14	118,247,139	1,137,861
				$1,159,656

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (62.7%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	29,095	$171,951
Ambev S.A.ADR (Beverages)	108,284	785,058
America Movil S.A.B. de C.V.ADR (Telecommunications)	36,685	736,635
AngloGold Ashanti, Ltd.ADR (Mining)	9,614	174,013
Baidu, Inc.*ADR (Internet)	6,578	1,012,025
BRF-Brazil Foods S.A.ADR (Food)	15,433	348,786
Cemex S.A.B. de C.V.*ADR (Building Materials)	27,830	351,771
China Life Insurance Co., Ltd.ADR (Insurance)	11,891	464,700
China Mobile, Ltd.ADR (Telecommunications)	24,794	1,175,979
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,072	539,619
China Telecom Corp., Ltd.ADR (Telecommunications)	3,289	168,463
China Unicom, Ltd.ADR (Telecommunications)	10,626	162,897
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	9,108	285,900
CNOOC, Ltd.ADR (Oil & Gas)	3,795	626,897
Ctrip.com International, Ltd.*ADR (Internet)	3,036	141,903
Ecopetrol S.A.ADR (Oil & Gas)	5,819	218,154
Embraer S.A.ADR (Aerospace/Defense)	3,795	130,548
Enersis S.A.ADR (Electric)	9,108	146,639
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,554	413,367
Grupo Televisa S.A.ADR (Media)	9,108	298,833
HDFC Bank, Ltd.ADR (Banks)	9,361	374,908
ICICI Bank, Ltd.ADR (Banks)	6,831	291,479
Infosys Technologies, Ltd.ADR (Computers)	11,385	611,488
KB Financial Group, Inc.ADR (Diversified Financial Services)	9,108	312,678
Korea Electric Power Corp.*ADR (Electric)	12,144	232,436
LG Display Co., Ltd.*ADR (Electronics)	10,626	141,432
Mobile TeleSystemsADR (Telecommunications)	12,144	203,533
Netease.com, Inc.ADR (Internet)	1,771	120,587
PetroChina Co., Ltd.ADR (Oil & Gas)	5,060	583,519
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,420	491,630
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,024	130,548
POSCOADR (Iron/Steel)	7,337	540,003
PT Telekomunikasi IndonesiaADR (Telecommunications)	5,313	210,926
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,771	149,437
Sasol, Ltd.ADR (Chemicals)	12,144	672,899
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	11,385	496,386
SK Telecom Co., Ltd.ADR (Telecommunications)	8,602	198,620
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	87,791	1,764,600
Tata Motors, Ltd.ADR (Auto Manufacturers)	4,554	170,411
Ultrapar Participacoes S.A.ADR (Chemicals)	10,120	251,887
Vale S.A.ADR (Iron/Steel)	31,119	411,393
Wipro, Ltd.ADR (Computers)	13,915	166,423
YPF S.A.ADR (Oil & Gas)	4,554	129,607
TOTAL COMMON STOCKS (Cost $13,802,831)		17,010,968

Preferred Stocks (12.7%)
Banco Bradesco S.A.ADR (Banks)	50,094	744,898
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	3,036	144,392
Gerdau S.A.ADR (Iron/Steel)	21,252	127,725
Itau Unibanco Holding S.A.ADR (Banks)	59,708	976,824
Petroleo Brasileiro S.A.ADR (Oil & Gas)	48,829	722,669
Telefonica Brasil S.A.ADR (Telecommunications)	6,831	144,817
Vale S.A.ADR (Iron/Steel)	50,347	597,618
TOTAL PREFERRED STOCKS (Cost $3,017,370)		3,458,943

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $6,497,003	$6,497,000	$6,497,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,497,000)		6,497,000

TOTAL INVESTMENT SECURITIES (Cost $23,317,201) - 99.3%		26,966,911
Net other assets (liabilities) - 0.7%		203,174

NET ASSETS - 100.0%		$27,170,085

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,143,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	0.57%	05/27/14	$11,985,987	$85,503
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	0.37%	05/27/14	21,882,301	164,141
				$249,644

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$130,548	0.5%
Auto Manufacturers	170,411	0.6%
Banks	2,388,107	8.8%
Beverages	1,198,426	4.4%
Building Materials	351,771	1.3%
Chemicals	924,786	3.4%
Computers	777,912	2.9%
Diversified Financial Services	809,064	3.0%
Electric	379,075	1.4%
Electronics	141,432	0.5%
Food	493,178	1.8%
Insurance	464,700	1.7%
Internet	1,423,952	5.2%
Iron/Steel	1,676,740	6.2%
Media	298,833	1.1%
Mining	174,013	0.6%
Oil & Gas	3,312,094	12.2%
Semiconductors	1,936,551	7.1%
Telecommunications	3,418,318	12.7%
Other **	6,700,174	24.6%
Total	$27,170,085	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2014:

	Value	% of Net Assets
Argentina	$129,607	0.5%
Brazil	5,878,246	21.7%
Chile	146,639	0.5%
China	5,146,025	19.0%
Colombia	218,154	0.8%
India	1,614,709	5.9%
Indonesia	210,926	0.8%
Mexico	1,800,606	6.6%
Philippines	130,548	0.5%
Russia	203,533	0.7%
South Africa	846,912	3.1%
South Korea	1,921,555	7.1%
Taiwan	2,222,451	8.2%
Other**	6,700,174	24.6%
Total	$27,170,085	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (54.3%)
Ambev S.A.ADR (Beverages)	131,140	$950,765
America Movil S.A.B. de C.V.ADR (Telecommunications)	12,956	260,156
Banco De ChileADR (Banks)	1,738	134,469
Banco Santander Brasil S.A.ADR (Banks)	27,097	180,195
Banco Santander Chile S.A.ADR (Banks)	8,532	207,072
Bancolombia S.A.ADR (Banks)	6,241	355,300
BRF-Brazil Foods S.A.ADR (Food)	30,415	687,379
Cemex S.A.B. de C.V.*ADR (Building Materials)	18,723	236,659
Cencosud S.A.ADR (Food)	15,405	154,974
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	1,659	185,742
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	17,301	164,013
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	37,288	144,305
Ecopetrol S.A.ADR (Oil & Gas)	10,033	376,137
Embraer S.A.ADR (Aerospace/Defense)	6,162	211,973
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,345	191,484
Enersis S.A.ADR (Electric)	15,405	248,021
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	6,083	552,153
Grupo Aeroportuario del Sureste, S.A.B. de C.V.ADR (Engineering & Construction)	869	106,235
Grupo Financiero Santander Mexico S.A.B de C.V.ADR (Banks)	13,193	156,997
Grupo Televisa S.A.ADR (Media)	11,455	375,839
Latam Airlines Group S.A.ADR (Airlines)	17,696	271,280
Petroleo Brasileiro S.A.ADR (Oil & Gas)	26,544	368,431
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,187	133,565
Tim Participacoes S.A.ADR (Telecommunications)	5,451	146,686
Ultrapar Participacoes S.A.ADR (Chemicals)	20,066	499,443
Vale S.A.ADR (Iron/Steel)	30,731	406,263
YPF S.A.ADR (Oil & Gas)	6,636	188,861
TOTAL COMMON STOCKS (Cost $5,404,097)		7,894,397

Preferred Stocks (21.1%)
Banco Bradesco S.A.ADR (Banks)	31,363	466,368
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	7,426	353,181
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	27,255	205,503
Gerdau S.A.ADR (Iron/Steel)	30,415	182,794
Itau Unibanco Holding S.A.ADR (Banks)	31,837	520,853
Petroleo Brasileiro S.A.ADR (Oil & Gas)	36,498	540,170
Telefonica Brasil S.A.ADR (Telecommunications)	9,875	209,350
Vale S.A.ADR (Iron/Steel)	49,454	587,019
TOTAL PREFERRED STOCKS (Cost $2,181,324)		3,065,238

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $3,217,001	$3,217,000	$3,217,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,217,000)		3,217,000

TOTAL INVESTMENT SECURITIES (Cost $10,802,421) - 97.6%		14,176,635
Net other assets (liabilities) - 2.4%		346,851

NET ASSETS - 100.0%		$14,523,486

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $529,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Latin America 35 ADR Index	0.57%	05/27/14	$8,030,119	$55,693
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Latin America 35 ADR Index	0.47%	05/27/14	9,967,684	73,150
				$128,843

UltraLatin America ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$211,973	1.5%
Airlines	271,280	1.9%
Banks	2,021,253	14.0%
Beverages	1,688,660	11.6%
Building Materials	236,659	1.6%
Chemicals	633,008	4.4%
Electric	645,007	4.4%
Engineering & Construction	106,235	0.7%
Food	1,195,534	8.2%
Iron/Steel	1,320,382	9.1%
Media	375,839	2.6%
Oil & Gas	1,473,599	10.1%
Telecommunications	616,193	4.2%
Water	164,013	1.1%
Other **	3,563,851	24.6%
Total	$14,523,486	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2014:

	Value	% of Net Assets
Argentina	$188,861	1.3%
Brazil	6,824,691	47.0%
Chile	1,340,865	9.2%
Colombia	731,437	5.0%
Mexico	1,873,781	12.9%
Other**	3,563,851	24.6%
Total	$14,523,486	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (77.2%)
21Vianet Group, Inc.*ADR (Internet)	5,460	$131,149
500.com, Ltd.*ADR - Class A (Entertainment)	1,183	37,501
51job, Inc.*ADR (Commercial Services)	1,274	85,919
58.com, Inc.*ADR (Internet)	2,093	83,260
Aluminum Corp. of China, Ltd.*ADR (Mining)	17,290	155,610
Autohome, Inc.*ADR (Internet)	1,456	46,636
AutoNavi Holdings, Ltd.*ADR (Software)	4,004	82,803
Baidu, Inc.*ADR (Internet)	7,007	1,078,026
Bitauto Holdings, Ltd.*ADR (Internet)	2,457	88,034
Changyou.com, Ltd.*ADR (Software)	2,002	56,116
China Distance Education Holdings, Ltd.ADR (Commercial Services)	2,821	42,512
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,369	82,683
China Life Insurance Co., Ltd.ADR (Insurance)	18,291	714,812
China Lodging Group, Ltd.*ADR (Lodging)	2,912	64,617
China Ming Yang Wind Power Group, Ltd.*ADR (Electrical Components & Equipment)	16,835	39,226
China Mobile, Ltd.ADR (Telecommunications)	26,845	1,273,257
China Petroleum and Chemical Corp.ADR (Oil & Gas)	9,100	808,717
China Southern Airlines Co., Ltd.ADR (Airlines)	5,187	78,116
China Telecom Corp., Ltd.ADR (Telecommunications)	8,645	442,797
China Unicom, Ltd.ADR (Telecommunications)	28,847	442,225
CNOOC, Ltd.ADR (Oil & Gas)	5,551	916,969
Ctrip.com International, Ltd.*ADR (Internet)	7,735	361,533
E-Commerce China Dangdang, Inc.*ADR - Class A (Internet)	6,825	73,642
Giant Interactive Group, Inc.ADR (Internet)	12,194	143,280
Guangshen Railway Co., Ltd.ADR (Transportation)	4,186	79,283
Home Inns & Hotels Management, Inc.*ADR (Lodging)	2,912	82,759
Huaneng Power International, Inc.ADR (Electric)	6,734	264,512
JA Solar Holdings Co., Ltd.*ADR (Energy - Alternative Sources)	5,551	53,456
JinkoSolar Holding Co., Ltd.*ADR (Energy - Alternative Sources)	2,821	75,885
Mindray Medical International, Ltd.ADR (Healthcare - Products)	7,189	237,668
Netease.com, Inc.ADR (Internet)	4,823	328,398
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	9,828	237,838
Noah Holdings, Ltd.*ADR (Diversified Financial Services)	3,458	46,545
NQ Mobile, Inc.*ADR (Software)	4,550	56,238
Perfect World Co., Ltd.ADR (Internet)	4,459	82,937
PetroChina Co., Ltd.ADR (Oil & Gas)	7,644	881,506
Phoenix New Media, Ltd.*ADR (Media)	5,551	51,347
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	4,095	345,536
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	2,184	53,945
RDA Microelectronics, Inc.ADR (Semiconductors)	4,095	69,083
ReneSola, Ltd.*ADR (Energy - Alternate Sources)	13,923	37,871
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	44,135	183,160
Shanda Games, Ltd.*ADR (Software)	10,829	71,688
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,186	102,013
SouFun Holdings, Ltd.ADR (Internet)	8,645	101,752
TAL Education Group*ADR (Commercial Services)	4,459	98,633
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	8,463	94,616
Vipshop Holdings, Ltd.*ADR (Internet)	1,456	204,117
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	5,824	198,016
Xinyuan Real Estate Co., Ltd.ADR (Real Estate)	11,011	45,035
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	21,840	163,145
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	15,925	54,464
Youku.com, Inc.*ADR (Internet)	9,373	208,924
YY, Inc.*ADR (Internet)	1,547	88,736
TOTAL COMMON STOCKS (Cost $8,662,451)		11,928,546

	Principal Amount	Value
Repurchase Agreements(a)(b)(20.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $3,186,001	$3,186,000	$3,186,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,186,000)		3,186,000

TOTAL INVESTMENT SECURITIES (Cost $11,848,451) - 97.8%		15,114,546
Net other assets (liabilities) - 2.2%		341,313

NET ASSETS - 100.0%		$15,455,859

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $443,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon China Select ADR Index	0.57%	05/27/14	$9,871,887	$134,568
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon China Select ADR Index	0.12%	05/27/14	9,112,895	116,595
				$251,163

UltraChina ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Airlines	$160,799	1.0%
Chemicals	102,013	0.7%
Coal	163,145	1.1%
Commercial Services	662,918	4.3%
Diversified Financial Services	46,545	0.3%
Electric	264,512	1.7%
Electrical Components & Equipment	93,689	0.6%
Energy - Alternate Sources	132,487	0.9%
Energy - Alternative Sources	129,341	0.8%
Entertainment	37,501	0.2%
Healthcare - Products	237,668	1.5%
Insurance	714,812	4.6%
Internet	3,365,960	21.9%
Leisure Time	53,945	0.3%
Lodging	147,376	1.0%
Media	51,347	0.3%
Mining	155,610	1.0%
Oil & Gas	2,607,192	16.9%
Real Estate	45,035	0.3%
Semiconductors	252,243	1.6%
Software	266,845	1.7%
Telecommunications	2,158,280	14.0%
Transportation	79,283	0.5%
Other **	3,527,313	22.8%
Total	$15,455,859	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2014:

	Value	% of Net Assets
China	$11,928,546	77.2%
Other**	3,527,313	22.8%
Total	$15,455,859	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(89.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $30,415,012	$30,415,000	$30,415,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,415,000)		30,415,000

TOTAL INVESTMENT SECURITIES (Cost $30,415,000) - 89.7%		30,415,000
Net other assets (liabilities) - 10.3%		3,481,934

NET ASSETS - 100.0%		$33,896,934

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 6/13/14 (Underlying notional amount at value $67,900,950)	949	$(3,243,154)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	0.52%	05/27/14	$50,137	$(212)
				$(212)

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $38,847,016	$38,847,000	$38,847,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,847,000)		38,847,000
TOTAL INVESTMENT SECURITIES
(Cost $38,847,000) - 98.8%		38,847,000
Net other assets (liabilities) - 1.2%		468,033

NET ASSETS - 100.0%		$39,315,033

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,132,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $5,447,650)	58	$(51,723)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.37)%	05/27/14	$(29,683,028)	$(227,871)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.27)%	05/27/14	(4,101,386)	(33,293)
				$(261,164)

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $12,578,005	$12,578,000	$12,578,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,578,000)		12,578,000
TOTAL INVESTMENT SECURITIES
(Cost $12,578,000) - 97.7%		12,578,000
Net other assets (liabilities) - 2.3%		294,092

NET ASSETS - 100.0%		$12,872,092

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,803,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,922,400)	26	$72,015

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.28)%	05/27/14	$(4,224,774)	$(49,506)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.48)%	05/27/14	(5,684,706)	(60,555)
				$(110,061)

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $8,341,003	$8,341,000	$8,341,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,341,000)		8,341,000
TOTAL INVESTMENT SECURITIES
(Cost $8,341,000) - 26.2%		8,341,000
Net other assets (liabilities) - 73.8%		23,446,351

NET ASSETS - 100.0%		$31,787,351

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,171,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $3,503,010)	49	$(4,180)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.32)%	05/27/14	$(12,483,113)	$(35,996)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.22)%	05/27/14	(15,692,424)	(37,160)
				$(73,156)

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(82.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $23,298,009	$23,298,000	$23,298,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,298,000)		23,298,000
TOTAL INVESTMENT SECURITIES
(Cost $23,298,000) - 82.6%		23,298,000
Net other assets (liabilities) - 17.4%		4,917,178

NET ASSETS - 100.0%		$28,215,178

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $5,945,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $3,850,925)	41	$(31,863)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.37)%	05/27/14	$(40,968,366)	$(245,118)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.27)%	05/27/14	(11,641,251)	(96,368)
				$(341,486)

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $2,894,001	$2,894,000	$2,894,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,894,000)		2,894,000
TOTAL INVESTMENT SECURITIES
(Cost $2,894,000) - 104.1%		2,894,000
Net other assets (liabilities) - (4.1)%		(114,740)

NET ASSETS - 100.0%		$2,779,260

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $458,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $541,280)	4	$7,153

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.07)%	05/27/14	$(4,603,687)	$(49,533)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.02)%	05/27/14	(409,143)	(4,446)
				$(53,979)

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $23,997,010	$23,997,000	$23,997,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,997,000)		23,997,000
TOTAL INVESTMENT SECURITIES
(Cost $23,997,000) - 97.7%		23,997,000
Net other assets (liabilities) - 2.3%		555,634

NET ASSETS - 100.0%		$24,552,634

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,715,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $4,720,800)	42	$199,262

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.28)%	05/27/14	(23,751,498)	(204,326)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.48)%	05/27/14	(20,610,245)	(181,303)
				$(385,629)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(94.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $4,207,002	$4,207,000	$4,207,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,207,000)		4,207,000
TOTAL INVESTMENT SECURITIES
(Cost $4,207,000) - 94.4%		4,207,000
Net other assets (liabilities) - 5.6%		250,167

NET ASSETS - 100.0%		$4,457,167

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $855,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 6/23/14 (Underlying notional amount at value $1,073,475)	13	$(3,005)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(0.42)%	05/27/14	$(4,449,619)	$(35,347)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(0.22)%	05/27/14	(3,392,769)	(25,606)
				$(60,953)

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(95.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $14,908,006	$14,908,000	$14,908,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,908,000)		14,908,000
TOTAL INVESTMENT SECURITIES
(Cost $14,908,000) - 95.6%		14,908,000
Net other assets (liabilities) - 4.4%		683,266

NET ASSETS - 100.0%		$15,591,266

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,485,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,502,150)	35	$52,482

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.32)%	05/27/14	$(14,387,474)	$(138,020)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.22)%	05/27/14	(14,231,213)	(152,222)
				$(290,242)

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(107.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $2,236,001	$2,236,000	$2,236,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,236,000)		2,236,000
TOTAL INVESTMENT SECURITIES
(Cost $2,236,000) - 107.3%		2,236,000
Net other assets (liabilities) - (7.3)%		(152,405)

NET ASSETS - 100.0%		$2,083,595

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $307,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	(0.28)%	05/27/14	$(1,570,289)	$(15,326)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(0.18)%	05/27/14	(2,597,367)	(63,843)
				$(79,169)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $13,058,005	$13,058,000	$13,058,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,058,000)		13,058,000
TOTAL INVESTMENT SECURITIES
(Cost $13,058,000) - 102.3%		13,058,000
Net other assets (liabilities) - (2.3)%		(289,359)

NET ASSETS - 100.0%		$12,768,641

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $789,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.38)%	05/27/14	$(17,260,295)	$(124,033)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.33)%	05/27/14	(8,277,328)	(63,560)
				$(187,593)

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $3,737,001	$3,737,000	$3,737,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,737,000)		3,737,000
TOTAL INVESTMENT SECURITIES
(Cost $3,737,000) - 99.8%		3,737,000
Net other assets (liabilities) - 0.2%		9,257

NET ASSETS - 100.0%		$3,746,257

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $246,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Latin America 35 ADR Index	(0.48)%	05/27/14	$(2,169,742)	$(15,174)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Latin America 35 ADR Index	(0.43)%	05/27/14	(5,321,961)	(22,122)
				$(37,296)

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund ::  Schedule of Portfolio Investments ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(123.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $2,058,001	$2,058,000	$2,058,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,058,000)		2,058,000
TOTAL INVESTMENT SECURITIES
(Cost $2,058,000) - 123.1%		2,058,000
Net other assets (liabilities) - (23.1)%		(386,669)

NET ASSETS - 100.0%		$1,671,331

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $197,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon China Select ADR Index	(0.88)%	05/27/14	$(1,199,004)	$(16,439)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon China Select ADR Index	(1.33)%	05/27/14	(2,145,239)	(30,948)
				$(47,387)

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund ::  Schedule of Portfolio Investments ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(78.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $2,707,001	$2,707,000	$2,707,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,707,000)		2,707,000
TOTAL INVESTMENT SECURITIES
(Cost $2,707,000) - 78.1%		2,707,000
Net other assets (liabilities) - 21.9%		757,933

NET ASSETS - 100.0%		$3,464,933

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $90,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 6/13/14 (Underlying notional amount at value $6,868,800)	96	$323,901

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	(0.88)%	05/27/14	$(50,059)	$208
				$208

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (71.8%)
Associated Banc-Corp. (Banks)	1,703	$29,888
BancorpSouth, Inc. (Banks)	917	21,421
Bank of America Corp. (Banks)	112,398	1,701,706
Bank of Hawaii Corp. (Banks)	524	28,909
BB&T Corp. (Banks)	7,598	283,633
BOK Financial Corp. (Banks)	262	17,140
Capitol Federal Financial, Inc. (Savings & Loans)	1,441	17,350
Cathay Bancorp, Inc. (Banks)	786	18,550
Citigroup, Inc. (Banks)	32,357	1,550,224
City National Corp. (Banks)	524	38,027
Comerica, Inc. (Banks)	1,965	94,792
Commerce Bancshares, Inc. (Banks)	917	39,871
Cullen/Frost Bankers, Inc. (Banks)	524	40,039
East West Bancorp, Inc. (Banks)	1,572	54,250
F.N.B. Corp. (Banks)	1,703	21,185
Fifth Third Bancorp (Banks)	9,039	186,294
First Financial Bankshares, Inc. (Banks)	262	15,471
First Horizon National Corp. (Banks)	2,489	28,603
First Niagara Financial Group, Inc. (Savings & Loans)	3,799	33,887
First Republic Bank (Banks)	1,310	66,496
FirstMerit Corp. (Banks)	1,703	33,021
Fulton Financial Corp. (Banks)	2,096	25,550
Glacier Bancorp, Inc. (Banks)	786	20,169
Hancock Holding Co. (Banks)	917	30,930
Hudson City Bancorp, Inc. (Savings & Loans)	5,109	50,886
Huntington Bancshares, Inc. (Banks)	8,908	81,597
IBERIABANK Corp. (Banks)	262	16,480
International Bancshares Corp. (Banks)	655	15,039
J.P. Morgan Chase & Co. (Banks)	40,348	2,258,681
KeyCorp (Banks)	9,432	128,652
M&T Bank Corp. (Banks)	1,441	175,816
MB Financial, Inc. (Banks)	524	14,064
National Penn Bancshares, Inc. (Banks)	1,179	11,519
New York Community Bancorp (Savings & Loans)	4,716	72,673
Old National Bancorp (Banks)	1,179	16,647
People’s United Financial, Inc. (Savings & Loans)	3,275	46,767
PNC Financial Services Group (Banks)	5,633	473,397
Popular, Inc.* (Banks)	1,048	32,383
PrivateBancorp, Inc. (Banks)	655	18,058
Prosperity Bancshares, Inc. (Banks)	655	38,645
Regions Financial Corp. (Banks)	15,065	152,759
Signature Bank* (Banks)	524	62,262
SunTrust Banks, Inc. (Banks)	5,633	215,519
Susquehanna Bancshares, Inc. (Banks)	1,965	20,357
SVB Financial Group* (Banks)	524	55,906
Synovus Financial Corp. (Banks)	10,349	33,220
TCF Financial Corp. (Banks)	1,703	26,737
Texas Capital Bancshares, Inc.* (Banks)	393	22,083
Trustmark Corp. (Banks)	655	14,980
U.S. Bancorp (Banks)	19,388	790,643
UMB Financial Corp. (Banks)	393	23,073
Umpqua Holdings Corp. (Banks)	1,834	30,499
United Bankshares, Inc. (Banks)	655	19,159
Valley National Bancorp (Banks)	2,096	21,002
Washington Federal, Inc. (Savings & Loans)	1,048	22,616
Webster Financial Corp. (Banks)	917	27,638
Wells Fargo & Co. (Banks)	50,959	2,529,605
Westamerica Bancorp (Banks)	262	13,315
Wintrust Financial Corp. (Banks)	524	23,486
Zions Bancorp (Banks)	1,965	56,828
TOTAL COMMON STOCKS (Cost $4,812,893)		12,010,397

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $4,155,002	$4,155,000	$4,155,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,155,000)		4,155,000

TOTAL INVESTMENT SECURITIES (Cost $8,967,893) - 96.6%		16,165,397
Net other assets (liabilities) - 3.4%		572,181

NET ASSETS - 100.0%		$16,737,578

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $2,877,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	0.62%	05/23/14	$6,598,294	$(149,475)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	0.47%	05/23/14	6,490,390	(141,650)
				$(291,125)

Banks UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Banks	$11,766,218	70.3%
Savings & Loans	244,179	1.5%
Other **	4,727,181	28.2%
Total	$16,737,578	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (67.3%)
Air Products & Chemicals, Inc. (Chemicals)	7,503	$881,753
Airgas, Inc. (Chemicals)	2,337	248,330
Albemarle Corp. (Chemicals)	2,829	189,656
Alcoa, Inc. (Mining)	41,205	555,031
Allegheny Technologies, Inc. (Iron/Steel)	3,813	157,096
Alpha Natural Resources, Inc.* (Coal)	7,749	33,321
Ashland, Inc. (Chemicals)	2,583	249,518
Axiall Corp. (Chemicals)	2,460	114,636
Cabot Corp. (Chemicals)	2,091	120,860
Carpenter Technology Corp. (Iron/Steel)	1,845	115,866
Celanese Corp. (Chemicals)	5,535	340,015
CF Industries Holdings, Inc. (Chemicals)	1,968	482,495
Chemtura Corp.* (Chemicals)	3,444	76,801
Cliffs Natural Resources, Inc. (Iron/Steel)	5,412	95,901
Coeur d’Alene Mines Corp.* (Mining)	3,690	31,955
Commercial Metals Co. (Iron/Steel)	4,182	80,294
Compass Minerals International, Inc. (Mining)	1,230	112,668
CONSOL Energy, Inc. (Coal)	8,118	361,332
Cytec Industries, Inc. (Chemicals)	1,230	117,244
Domtar Corp. (Forest Products & Paper)	1,107	103,350
E.I. du Pont de Nemours & Co. (Chemicals)	32,595	2,194,294
Eastman Chemical Co. (Chemicals)	5,412	471,764
Ecolab, Inc. (Chemicals)	9,594	1,003,916
FMC Corp. (Chemicals)	4,674	359,898
Freeport-McMoRan Copper & Gold, Inc. (Mining)	36,531	1,255,571
Fuller (H.B.) Co. (Chemicals)	1,722	79,780
Huntsman Corp. (Chemicals)	6,888	172,544
International Flavors & Fragrances, Inc. (Chemicals)	2,829	278,713
International Paper Co. (Forest Products & Paper)	15,498	722,981
Kaiser Aluminum Corp. (Mining)	615	43,296
LyondellBasell Industries N.V. - Class A (Chemicals)	15,252	1,410,810
Minerals Technologies, Inc. (Chemicals)	1,230	73,173
Monsanto Co. (Chemicals)	18,450	2,042,415
NewMarket Corp. (Chemicals)	369	137,386
Newmont Mining Corp. (Mining)	17,589	436,735
Nucor Corp. (Iron/Steel)	11,193	579,238
Olin Corp. (Chemicals)	2,829	79,495
Peabody Energy Corp. (Coal)	9,594	182,382
PolyOne Corp. (Chemicals)	3,321	124,438
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,599	55,453
PPG Industries, Inc. (Chemicals)	4,920	952,610
Praxair, Inc. (Chemicals)	10,332	1,348,843
Reliance Steel & Aluminum Co. (Iron/Steel)	2,706	191,639
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,321	59,247
Rockwood Holdings, Inc. (Chemicals)	2,583	183,522
Royal Gold, Inc. (Mining)	2,337	154,709
RPM, Inc. (Chemicals)	4,674	199,393
Sensient Technologies Corp. (Chemicals)	1,722	93,074
Sigma-Aldrich Corp. (Chemicals)	4,182	402,350
Steel Dynamics, Inc. (Iron/Steel)	7,872	143,821
Stillwater Mining Co.* (Mining)	4,182	65,992
The Dow Chemical Co. (Chemicals)	42,804	2,135,920
The Mosaic Co. (Chemicals)	11,931	597,027
United States Steel Corp. (Iron/Steel)	5,043	131,219
W.R. Grace & Co.* (Chemicals)	2,706	249,223
Westlake Chemical Corp. (Chemicals)	1,353	96,334
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,845	67,896
TOTAL COMMON STOCKS (Cost $17,218,734)		23,245,223

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $11,686,005	$11,686,000	$11,686,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,686,000)		11,686,000

TOTAL INVESTMENT SECURITIES (Cost $28,904,734) - 101.1%		34,931,223

Net other assets (liabilities) - (1.1)%		(395,709)

NET ASSETS - 100.0%		$34,535,514

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $6,248,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	0.62%	05/23/14	$15,736,809	$(33,753)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	0.42%	05/23/14	13,164,218	(13,755)
				$(47,508)

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Chemicals	$17,508,230	50.6%
Coal	577,035	1.7%
Forest Products & Paper	885,578	2.6%
Iron/Steel	1,495,074	4.3%
Metal Fabricate/Hardware	67,896	0.2%
Mining	2,655,957	7.7%
Miscellaneous Manufacturing	55,453	0.2%
Other **	11,290,291	32.7%
Total	$34,535,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (66.7%)
AbbVie, Inc. (Pharmaceuticals)	789,728	$41,129,035
Acorda Therapeutics, Inc.* (Biotechnology)	20,010	709,355
Alexion Pharmaceuticals, Inc.* (Biotechnology)	98,716	15,616,871
Alkermes PLC* (Pharmaceuticals)	72,036	3,332,385
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	26,680	1,321,460
Amgen, Inc. (Biotechnology)	374,854	41,889,935
Arena Pharmaceuticals, Inc.* (Biotechnology)	108,054	691,546
Biogen Idec, Inc.* (Biotechnology)	117,392	33,705,591
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	70,702	4,116,977
Celgene Corp.* (Biotechnology)	201,434	29,612,812
Cepheid, Inc.* (Healthcare - Products)	33,350	1,450,058
Charles River Laboratories International, Inc.* (Biotechnology)	24,012	1,289,925
Cubist Pharmaceuticals, Inc.* (Biotechnology)	37,352	2,616,881
Gilead Sciences, Inc.* (Biotechnology)	764,382	59,996,343
Illumina, Inc.* (Biotechnology)	64,032	8,698,747
Incyte Corp.* (Biotechnology)	73,370	3,562,847
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	57,362	1,526,403
Medivation, Inc.* (Pharmaceuticals)	37,352	2,248,964
Myriad Genetics, Inc.* (Biotechnology)	36,018	1,520,320
Nektar Therapeutics, Inc.* (Pharmaceuticals)	62,698	737,955
PDL BioPharma, Inc. (Biotechnology)	80,040	679,540
Pharmacyclics, Inc.* (Pharmaceuticals)	33,350	3,154,243
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	38,686	11,485,487
Seattle Genetics, Inc.* (Biotechnology)	56,028	2,155,957
Techne Corp. (Healthcare - Products)	16,008	1,429,674
United Therapeutics Corp.* (Biotechnology)	22,678	2,268,027
Vertex Pharmaceuticals, Inc.* (Biotechnology)	117,392	7,947,438
TOTAL COMMON STOCKS (Cost $206,759,823)		284,894,776

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $99,659,040	$99,659,000	$99,659,000

TOTAL REPURCHASE AGREEMENTS (Cost $99,659,000)		99,659,000

TOTAL INVESTMENT SECURITIES (Cost $306,418,823) - 90.1%		384,553,776
Net other assets (liabilities) - 9.9%		42,178,519

NET ASSETS - 100.0%		$426,732,295

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $57,876,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	0.62%	05/23/14	$178,656,581	$471,947
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	0.47%	05/23/14	176,293,350	875,180
				$1,347,127

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Biotechnology	$225,769,082	52.8%
Healthcare - Products	2,879,732	0.7%
Pharmaceuticals	56,245,962	13.2%
Other **	141,837,519	33.3%
Total	$426,732,295	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (60.2%)
Activision Blizzard, Inc. (Software)	1,710	$34,217
Altria Group, Inc. (Agriculture)	7,904	317,029
Archer-Daniels-Midland Co. (Agriculture)	2,622	114,660
Autoliv, Inc. (Auto Parts & Equipment)	380	38,752
Avon Products, Inc. (Cosmetics/Personal Care)	1,710	26,129
B&G Foods, Inc. - Class A (Food)	228	7,478
BorgWarner, Inc. (Auto Parts & Equipment)	912	56,672
Brown-Forman Corp. - Class B (Beverages)	646	57,959
Brunswick Corp. (Leisure Time)	380	15,272
Bunge, Ltd. (Agriculture)	570	45,401
Campbell Soup Co. (Food)	722	32,844
Carter’s, Inc. (Apparel)	228	16,794
Church & Dwight, Inc. (Household Products/Wares)	532	36,713
Clorox Co. (Household Products/Wares)	532	48,252
Coach, Inc. (Retail)	1,102	49,204
Coca-Cola Co. (Beverages)	15,048	613,808
Coca-Cola Enterprises, Inc. (Beverages)	950	43,168
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,458	232,723
ConAgra Foods, Inc. (Food)	1,672	51,013
Constellation Brands, Inc.* (Beverages)	646	51,577
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	228	5,734
Crocs, Inc.* (Apparel)	342	5,174
D.R. Horton, Inc. (Home Builders)	1,140	25,399
Dana Holding Corp. (Auto Parts & Equipment)	608	12,871
Darling International, Inc.* (Environmental Control)	646	12,926
Dean Foods Co. (Food)	380	6,019
Deckers Outdoor Corp.* (Apparel)	152	12,000
Delphi Automotive PLC (Auto Parts & Equipment)	1,102	73,658
Dr. Pepper Snapple Group, Inc. (Beverages)	798	44,225
Electronic Arts, Inc.* (Software)	1,216	34,413
Energizer Holdings, Inc. (Electrical Components & Equipment)	266	29,710
Flowers Foods, Inc. (Food)	684	14,036
Ford Motor Co. (Auto Manufacturers)	15,656	252,844
Fossil Group, Inc.* (Distribution/Wholesale)	190	20,264
General Mills, Inc. (Food)	2,470	130,959
General Motors Co. (Auto Manufacturers)	5,168	178,192
Gentex Corp. (Electronics)	570	16,342
Genuine Parts Co. (Distribution/Wholesale)	608	52,969
Hanesbrands, Inc. (Apparel)	380	31,194
Harley-Davidson, Inc. (Automobiles)	874	64,624
Harman International Industries, Inc. (Home Furnishings)	266	29,156
Hasbro, Inc. (Toys/Games/Hobbies)	456	25,199
Herbalife, Ltd. (Pharmaceuticals)	342	20,513
Herman Miller, Inc. (Office Furnishings)	228	7,029
Hillshire Brands Co. (Food)	494	17,611
HNI Corp. (Office Furnishings)	190	6,694
Hormel Foods Corp. (Food)	532	25,371
Iconix Brand Group, Inc.* (Apparel)	190	8,075
Ingredion, Inc. (Food)	304	21,417
Jarden Corp.* (Household Products/Wares)	494	28,232
Johnson Controls, Inc. (Auto Parts & Equipment)	2,622	118,358
Kate Spade & Co.* (Apparel)	494	17,176
Kellogg Co. (Food)	1,026	68,568
Keurig Green Mountain, Inc. (Beverages)	494	46,278
Kimberly-Clark Corp. (Household Products/Wares)	1,520	170,621
Kraft Foods Group, Inc. (Food)	2,356	133,962
Lancaster Colony Corp. (Food)	76	7,211
Lear Corp. (Auto Parts & Equipment)	304	25,250
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	532	17,482
Lennar Corp. - Class A (Home Builders)	684	26,396
Leucadia National Corp. (Diversified Financial Services)	1,254	32,002
LKQ Corp.* (Distribution/Wholesale)	1,178	34,303
Lorillard, Inc. (Agriculture)	1,444	85,802
Lululemon Athleitca, Inc.* (Retail)	418	19,199
M.D.C. Holdings, Inc. (Home Builders)	152	4,195
Mattel, Inc. (Toys/Games/Hobbies)	1,368	53,646
McCormick & Co., Inc. (Food)	532	37,878
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	798	70,432
Michael Kors Holdings, Ltd.* (Apparel)	722	65,847
Mohawk Industries, Inc.* (Textiles)	228	30,189
Molson Coors Brewing Co. - Class B (Beverages)	646	38,741
Mondelez International, Inc. - Class A (Food)	6,764	241,136
Monster Beverage Corp.* (Beverages)	532	35,623
Newell Rubbermaid, Inc. (Housewares)	1,102	33,181
NIKE, Inc. - Class B (Apparel)	2,964	216,224
Nu Skin Enterprises, Inc. - Class A (Retail)	228	19,836
PepsiCo, Inc. (Beverages)	6,042	518,947
Philip Morris International, Inc. (Agriculture)	6,270	535,647
Polaris Industries, Inc. (Leisure Time)	266	35,732
Pool Corp. (Distribution/Wholesale)	190	11,214
Post Holdings, Inc.* (Food)	152	7,944
Procter & Gamble Co. (Cosmetics/Personal Care)	10,754	887,743
PulteGroup, Inc. (Home Builders)	1,368	25,158
PVH Corp. (Retail)	342	42,945
Ralph Lauren Corp. (Apparel)	228	34,512
Reynolds American, Inc. (Agriculture)	1,254	70,763
Snap-on, Inc. (Machinery)	228	26,448
Stanley Black & Decker, Inc. (Hand/Machine Tools)	608	52,222
Steven Madden, Ltd.* (Apparel)	228	8,119
Take-Two Interactive Software, Inc.* (Software)	380	7,744
Tempur-Pedic International, Inc.* (Home Furnishings)	228	11,441

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tenneco, Inc.* (Auto Parts & Equipment)	228	$13,650
Tesla Motors, Inc.* (Auto Manufacturers)	342	71,098
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,026	74,457
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,102	27,770
The Hain Celestial Group, Inc.* (Food)	190	16,344
The Hershey Co. (Food)	608	58,514
The JM Smucker Co. - Class A (Food)	418	40,412
The Middleby Corp.* (Machinery - Diversified)	76	19,188
The Ryland Group, Inc. (Home Builders)	190	7,294
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	190	11,630
Thor Industries, Inc. (Home Builders)	190	11,565
TiVo, Inc.* (Home Furnishings)	494	5,859
Toll Brothers, Inc.* (Home Builders)	646	22,119
TreeHouse Foods, Inc.* (Food)	152	11,376
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	456	36,640
Tupperware Corp. (Household Products/Wares)	190	16,133
Tyson Foods, Inc. - Class A (Food)	1,064	44,656
Under Armour, Inc.* - Class A (Apparel)	608	29,725
Universal Corp. (Agriculture)	76	4,147
V.F. Corp. (Apparel)	1,406	85,893
Visteon Corp.* (Auto Parts & Equipment)	190	16,494
WABCO Holdings, Inc.* (Auto Parts & Equipment)	228	24,398
Whirlpool Corp. (Home Furnishings)	304	46,628
Whitewave Foods Co.* (Food)	684	18,940
Wolverine World Wide, Inc. (Apparel)	418	11,746
TOTAL COMMON STOCKS (Cost $6,643,915)		7,755,306

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $5,080,002	$5,080,000	$5,080,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,080,000)		5,080,000

TOTAL INVESTMENT SECURITIES (Cost $11,723,915) - 99.6%		12,835,306
Net other assets (liabilities) - 0.4%		50,265

NET ASSETS - 100.0%		$12,885,571

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $2,337,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	0.62%	05/23/14	$5,784,529	$47,330
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	0.47%	05/23/14	5,842,871	48,273
				$95,603

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Agriculture	$1,173,449	9.2%
Apparel	542,480	4.2%
Auto Manufacturers	502,135	3.9%
Auto Parts & Equipment	450,247	3.5%
Automobiles	64,624	0.5%
Beverages	1,450,325	11.4%
Cosmetics/Personal Care	1,221,052	9.6%
Distribution/Wholesale	118,750	0.9%
Diversified Financial Services	32,002	0.2%
Electrical Components & Equipment	29,710	0.2%
Electronics	16,342	0.1%
Environmental Control	12,926	0.1%
Food	993,689	7.7%
Hand/Machine Tools	52,221	0.4%
Home Builders	122,126	0.9%
Home Furnishings	93,084	0.7%
Household Products/Wares	311,581	2.4%
Housewares	33,181	0.3%
Leisure Time	51,004	0.4%
Machinery	26,448	0.2%
Machinery - Diversified	19,188	0.1%
Miscellaneous Manufacturing	17,482	0.1%
Office Furnishings	13,723	0.1%
Pharmaceuticals	90,945	0.7%
Retail	131,184	1.0%
Software	76,374	0.6%
Textiles	30,189	0.2%
Toys/Games/Hobbies	78,845	0.6%
Other **	5,130,265	39.8%
Total	$12,885,571	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (74.1%)
Aaron’s, Inc. (Commercial Services)	545	$16,061
Abercrombie & Fitch Co. - Class A (Retail)	654	24,041
Acxiom Corp.* (Software)	654	18,469
Advance Auto Parts, Inc. (Retail)	545	66,103
Aeropostale, Inc.* (Retail)	654	3,250
Alaska Air Group, Inc. (Airlines)	545	51,274
Amazon.com, Inc.* (Internet)	3,052	928,205
AMC Networks, Inc.* - Class A (Media)	436	28,632
American Airlines Group, Inc.* (Airlines)	1,635	57,339
American Eagle Outfitters, Inc. (Retail)	1,417	16,381
AmerisourceBergen Corp. (Pharmaceuticals)	1,853	120,779
ANN, Inc.* (Retail)	327	12,815
Apollo Group, Inc.* - Class A (Commercial Services)	763	22,020
Ascena Retail Group, Inc.* (Retail)	1,090	18,748
AutoNation, Inc.* (Retail)	545	28,880
AutoZone, Inc.* (Retail)	327	174,582
Avis Budget Group, Inc.* (Commercial Services)	872	45,858
Bally Technologies, Inc.* (Entertainment)	327	21,291
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	436	15,513
Bed Bath & Beyond, Inc.* (Retail)	1,744	108,355
Best Buy Co., Inc. (Retail)	2,289	59,354
Big Lots, Inc.* (Retail)	436	17,222
Bob Evans Farms, Inc. (Retail)	218	10,218
Brinker International, Inc. (Retail)	545	26,781
Cabela’s, Inc.* (Retail)	436	28,606
Cablevision Systems Corp. NY - Class A (Media)	1,744	29,125
Cardinal Health, Inc. (Pharmaceuticals)	2,834	196,991
CarMax, Inc.* (Retail)	1,853	81,124
Carnival Corp. - Class A (Leisure Time)	3,597	141,398
Casey’s General Stores, Inc. (Retail)	327	22,452
CBS Corp. - Class B (Media)	4,578	264,425
Charter Communications, Inc.* - Class A (Media)	545	73,864
Chemed Corp. (Commercial Services)	109	9,076
Chico’s FAS, Inc. (Retail)	1,308	20,771
Chipotle Mexican Grill, Inc.* (Retail)	218	108,673
Choice Hotels International, Inc. (Lodging)	327	14,447
Cinemark Holdings, Inc. (Entertainment)	872	25,829
Comcast Corp. - Class A (Media)	21,364	1,105,801
Conversant, Inc.* (Software)	545	13,320
Copart, Inc.* (Retail)	872	31,627
Costco Wholesale Corp. (Retail)	3,597	416,101
Cracker Barrel Old Country Store, Inc. (Retail)	218	20,653
CST Brands, Inc. (Retail)	654	21,340
CVS Caremark Corp. (Retail)	9,701	705,457
Darden Restaurants, Inc. (Retail)	1,090	54,184
Delta Air Lines, Inc. (Airlines)	6,976	256,926
DeVry, Inc. (Commercial Services)	436	19,633
Dick’s Sporting Goods, Inc. (Retail)	872	45,920
Dillards, Inc. - Class A (Retail)	218	21,349
DIRECTV* - Class A (Media)	3,924	304,502
Discovery Communications, Inc.* - Class A (Media)	1,853	140,643
DISH Network Corp.* - Class A (Media)	1,744	99,164
Dolby Laboratories, Inc.* - Class A (Entertainment)	436	17,375
Dollar General Corp.* (Retail)	2,398	135,343
Dollar Tree, Inc.* (Retail)	1,744	90,810
Domino’s Pizza, Inc. (Retail)	436	32,430
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	545	13,096
DSW, Inc. - Class A (Retail)	654	21,837
Dun & Bradstreet Corp. (Software)	327	36,219
Dunkin’ Brands Group, Inc. (Retail)	872	39,684
eBay, Inc.* (Internet)	9,592	497,152
Expedia, Inc. (Internet)	872	61,903
Express, Inc.* (Retail)	654	9,529
FactSet Research Systems, Inc. (Media)	327	34,826
Family Dollar Stores, Inc. (Retail)	763	44,826
Foot Locker, Inc. (Retail)	1,199	55,789
GameStop Corp. - Class A (Retail)	981	38,926
Gannett Co., Inc. (Media)	1,853	50,346
Genesco, Inc.* (Retail)	218	16,649
GNC Holdings, Inc. - Class A (Retail)	763	34,335
Group 1 Automotive, Inc. (Retail)	218	15,724
Groupon, Inc.* (Internet)	3,161	22,095
GUESS?, Inc. (Retail)	436	11,733
H & R Block, Inc. (Commercial Services)	2,289	65,053
Hertz Global Holdings, Inc.* (Commercial Services)	3,706	105,510
Hillenbrand, Inc. (Miscellaneous Manufacturing)	545	16,568
Hilton Worldwide Holdings In* (Lodging)	981	21,415
HSN, Inc. (Retail)	327	18,979
Hyatt Hotels Corp.* - Class A (Lodging)	436	24,538
IHS, Inc.* - Class A (Computers)	545	65,743
International Game Technology (Entertainment)	2,071	25,991
J.C. Penney Co., Inc.* (Retail)	2,507	21,360
Jack in the Box, Inc.* (Retail)	327	17,508
JetBlue Airways Corp.* (Airlines)	1,853	14,648
John Wiley & Sons, Inc. (Media)	436	25,053
Kar Auction Services, Inc. (Commercial Services)	1,090	32,460
Kohls Corp. (Retail)	1,635	89,582
Kroger Co. (Food)	4,251	195,717
L Brands, Inc. (Retail)	1,962	106,340
Lamar Advertising Co.* - Class A (Advertising)	545	27,206
Lands’ End, Inc.* (Retail)	109	3,014
Las Vegas Sands Corp. (Lodging)	3,161	250,129
Liberty Global PLC* (Media)	4,360	167,555
Liberty Global PLC* - Class A (Media)	1,853	73,786
Liberty Media Corp.* (Media)	872	113,107
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,924	114,031

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Ventures* (Internet)	654	$37,958
Life Time Fitness, Inc.* (Leisure Time)	327	15,696
Live Nation, Inc.* (Commercial Services)	1,199	25,035
Lowe’s Cos., Inc. (Retail)	8,611	395,331
Lumber Liquidators Holdings, Inc.* (Retail)	218	19,001
Macy’s, Inc. (Retail)	3,052	175,276
Madison Square Garden, Inc.* - Class A (Entertainment)	545	29,757
Marriott International, Inc. - Class A (Lodging)	1,853	107,353
Marriott Vacations Worldwide Corp.* (Entertainment)	218	11,877
McDonald’s Corp. (Retail)	8,175	828,781
McKesson Corp. (Pharmaceuticals)	1,853	313,510
Meredith Corp. (Media)	327	14,411
MGM Resorts International* (Lodging)	2,725	68,752
Morningstar, Inc. (Commercial Services)	218	15,986
Murphy USA, Inc.* (Oil & Gas)	327	13,898
Neilsen Holdings N.V. (Media)	2,071	97,233
Netflix, Inc.* (Internet)	545	175,512
News Corp.* - Class A (Media)	4,142	70,497
Nordstrom, Inc. (Retail)	1,199	73,475
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	763	25,004
Omnicare, Inc. (Pharmaceuticals)	872	51,683
Omnicom Group, Inc. (Advertising)	2,071	140,166
OpenTable, Inc.* (Internet)	218	14,641
O’Reilly Automotive, Inc.* (Retail)	872	129,745
Outerwall, Inc.* (Diversified Financial Services)	218	15,118
Panera Bread Co.* - Class A (Retail)	218	33,347
Papa John’s International, Inc. (Retail)	218	9,561
Penn National Gaming, Inc.* (Entertainment)	545	6,082
PetSmart, Inc. (Retail)	872	59,017
Pier 1 Imports, Inc. (Retail)	872	15,923
Priceline.com, Inc.* (Internet)	436	504,779
Regal Entertainment Group - Class A (Entertainment)	654	12,295
Rent-A-Center, Inc. (Commercial Services)	436	12,736
Rite Aid Corp.* (Retail)	7,303	53,312
Rollins, Inc. (Commercial Services)	545	16,394
Ross Stores, Inc. (Retail)	1,744	118,732
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,308	69,494
Safeway, Inc. (Food)	1,853	63,113
Sally Beauty Holdings, Inc.* (Retail)	1,199	32,865
Scripps Networks Interactive - Class A (Media)	872	65,461
Sears Holdings Corp.* (Retail)	327	14,326
Service Corp. International (Commercial Services)	1,744	32,735
Shutterfly, Inc.* (Internet)	327	13,384
Signet Jewelers, Ltd. (Retail)	654	66,263
Sinclair Broadcast Group, Inc. - Class A (Media)	654	17,481
Sirius XM Holdings, Inc.* (Media)	24,634	78,582
Six Flags Entertainment Corp. (Entertainment)	763	30,627
Sotheby’s - Class A (Commercial Services)	545	22,923
Southwest Airlines Co. (Airlines)	5,777	139,630
Spirit Airlines, Inc.* (Airlines)	545	30,978
Staples, Inc. (Retail)	5,341	66,763
Starbucks Corp. (Retail)	6,213	438,762
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,526	116,968
Starz - Liberty Capital* (Media)	763	24,622
Sysco Corp. (Food)	4,796	174,718
Target Corp. (Retail)	5,232	323,076
The Buckle, Inc. (Retail)	218	10,244
The Cheesecake Factory, Inc. (Retail)	436	19,572
The Children’s Place Retail Stores, Inc. (Retail)	218	10,464
The Fresh Market, Inc.* (Food)	327	12,132
The Gap, Inc. (Retail)	2,180	85,674
The Home Depot, Inc. (Retail)	11,554	918,658
The Interpublic Group of Cos., Inc. (Advertising)	3,488	60,761
The Men’s Wearhouse, Inc. (Retail)	327	15,493
The New York Times Co. - Class A (Media)	981	15,774
The Wendy’s Co. (Retail)	2,180	18,116
Tiffany & Co. (Retail)	872	76,291
Time Warner Cable, Inc. (Media)	2,289	323,802
Time Warner, Inc. (Media)	7,303	485,357
TJX Cos., Inc. (Retail)	5,886	342,447
Tractor Supply Co. (Retail)	1,199	80,621
TripAdvisor, Inc.* (Internet)	872	70,406
Twenty-First Century Fox, Inc. - Class A (Media)	15,914	509,567
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	545	47,802
United Continental Holdings, Inc.* (Airlines)	3,052	124,735
United Natural Foods, Inc.* (Food)	436	30,097
Urban Outfitters, Inc.* (Retail)	872	31,091
Vail Resorts, Inc. (Entertainment)	327	22,638
VCA Antech, Inc.* (Pharmaceuticals)	763	23,371
Viacom, Inc. - Class B (Media)	3,270	277,885
Vitamin Shoppe, Inc.* (Retail)	218	10,438
Walgreen Co. (Retail)	7,194	488,473
Wal-Mart Stores, Inc. (Retail)	13,298	1,059,983
Walt Disney Co. (Media)	13,407	1,063,711
Weight Watchers International, Inc. (Commercial Services)	218	4,316
Whole Foods Market, Inc. (Food)	3,052	151,684
Williams-Sonoma, Inc. (Retail)	763	47,932
Wyndham Worldwide Corp. (Lodging)	1,090	77,761
Wynn Resorts, Ltd. (Lodging)	654	133,344
YUM! Brands, Inc. (Retail)	3,597	276,933
TOTAL COMMON STOCKS (Cost $15,667,582)		21,499,710

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $7,166,003	$7,166,000	$7,166,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,166,000)		7,166,000

TOTAL INVESTMENT SECURITIES (Cost $22,833,582) - 98.8%		28,665,710
Net other assets (liabilities) - 1.2%		335,984

NET ASSETS - 100.0%		$29,001,694

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,854,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	0.62%	05/23/14	$11,679,189	$(49,924)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	0.47%	05/23/14	10,293,957	(67,174)
				$(117,098)

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Advertising	$228,133	0.8%
Airlines	675,530	2.3%
Commercial Services	445,797	1.5%
Computers	65,743	0.2%
Distribution/Wholesale	15,513	0.1%
Diversified Financial Services	15,118	0.1%
Entertainment	216,858	0.7%
Food	627,461	2.2%
Internet	2,440,067	8.4%
Leisure Time	251,592	0.9%
Lodging	814,707	2.8%
Media	5,555,212	19.2%
Miscellaneous Manufacturing	16,568	0.1%
Oil & Gas	13,898	NM
Pharmaceuticals	706,333	2.4%
Retail	9,343,173	32.2%
Software	68,007	0.2%
Other **	7,501,984	25.9%
Total	$29,001,694	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (77.0%)
ACE, Ltd. (Insurance)	1,632	$166,986
Affiliated Managers Group, Inc.* (Diversified Financial Services)	204	40,433
AFLAC, Inc. (Insurance)	2,244	140,744
Alexander & Baldwin, Inc. (Real Estate)	204	7,611
Alexandria Real Estate Equities, Inc. (REIT)	408	30,119
Allied World Assurance Co. Holdings, Ltd. (Insurance)	204	21,968
Allstate Corp. (Insurance)	2,244	127,796
American Campus Communities, Inc. (REIT)	612	23,378
American Capital Agency Corp. (REIT)	1,836	41,696
American Express Co. (Diversified Financial Services)	4,692	410,221
American Financial Group, Inc. (Insurance)	408	23,839
American International Group, Inc. (Insurance)	7,344	390,186
American Realty Capital Properties, Inc. (REIT)	3,468	45,396
American Tower Corp. (REIT)	2,040	170,382
Ameriprise Financial, Inc. (Diversified Financial Services)	1,020	113,863
Annaly Mortgage Management, Inc. (REIT)	4,692	54,193
Aon PLC (Insurance)	1,428	121,209
Apartment Investment & Management Co. - Class A (REIT)	816	25,157
Arch Capital Group, Ltd.* (Insurance)	612	35,080
Argo Group International Holdings, Ltd. (Insurance)	204	9,062
ARMOUR Residential REIT, Inc. (REIT)	1,836	7,785
Arthur J. Gallagher & Co. (Insurance)	816	36,736
Aspen Insurance Holdings, Ltd. (Insurance)	408	18,678
Associated Banc-Corp. (Banks)	816	14,321
Assurant, Inc. (Insurance)	408	27,503
Assured Guaranty, Ltd. (Insurance)	816	19,511
AvalonBay Communities, Inc. (REIT)	612	83,569
Axis Capital Holdings, Ltd. (Insurance)	612	27,999
BancorpSouth, Inc. (Banks)	408	9,531
Bank of America Corp. (Banks)	53,244	806,115
Bank of Hawaii Corp. (Banks)	204	11,255
Bank of New York Mellon Corp. (Banks)	5,712	193,465
BB&T Corp. (Banks)	3,672	137,076
Berkshire Hathaway, Inc.* - Class B (Insurance)	8,976	1,156,557
BioMed Realty Trust, Inc. (REIT)	1,020	21,318
BlackRock, Inc. (Diversified Financial Services)	612	184,211
BOK Financial Corp. (Banks)	204	13,346
Boston Properties, Inc. (REIT)	816	95,586
Brandywine Realty Trust (REIT)	816	11,873
Brown & Brown, Inc. (Insurance)	612	18,225
Camden Property Trust (REIT)	408	27,944
Capital One Financial Corp. (Banks)	2,856	211,058
Capitol Federal Financial, Inc. (Savings & Loans)	612	7,368
Cash America International, Inc. (Diversified Financial Services)	204	8,884
Cathay Bancorp, Inc. (Banks)	408	9,629
CBL & Associates Properties, Inc. (REIT)	816	14,827
CBOE Holdings, Inc. (Diversified Financial Services)	408	21,771
CBRE Group, Inc.* - Class A (Real Estate)	1,428	38,041
Chimera Investment Corp. (REIT)	5,100	15,759
Cincinnati Financial Corp. (Insurance)	816	39,772
CIT Group, Inc. (Banks)	1,020	43,911
Citigroup, Inc. (Banks)	15,300	733,023
City National Corp. (Banks)	204	14,804
CME Group, Inc. (Diversified Financial Services)	1,632	114,876
CNO Financial Group, Inc. (Insurance)	1,020	17,595
Columbia Property Trust, Inc. (REIT)	612	17,344
Comerica, Inc. (Banks)	816	39,364
Commerce Bancshares, Inc. (Banks)	408	17,740
CommonWealth REIT (REIT)	612	15,551
Corporate Office Properties Trust (REIT)	408	10,914
Corrections Corp. of America (REIT)	612	20,074
Crown Castle International Corp. (Telecommunications)	1,632	118,695
CubeSmart (REIT)	612	11,383
Cullen/Frost Bankers, Inc. (Banks)	204	15,588
CYS Investments, Inc. (REIT)	816	7,018
DCT Industrial Trust, Inc. (REIT)	1,632	12,762
DDR Corp. (REIT)	1,428	24,519
DiamondRock Hospitality Co. (REIT)	1,020	12,515
Digital Realty Trust, Inc. (REIT)	612	32,681
Discover Financial Services (Diversified Financial Services)	2,448	136,843
Douglas Emmett, Inc. (REIT)	612	16,891
Duke Realty Corp. (REIT)	1,632	28,593
DuPont Fabros Technology, Inc. (REIT)	408	9,886
E*TRADE Financial Corp.* (Diversified Financial Services)	1,428	32,059
East West Bancorp, Inc. (Banks)	816	28,160
EastGroup Properties, Inc. (REIT)	204	12,903
Eaton Vance Corp. (Diversified Financial Services)	612	22,075
Endurance Specialty Holdings, Ltd. (Insurance)	204	10,367
EPR Properties (REIT)	204	10,936
Equity Lifestyle Properties, Inc. (REIT)	408	17,083
Equity Residential (REIT)	1,632	97,006
Erie Indemnity Co. - Class A (Insurance)	204	14,617
Essex Property Trust, Inc. (REIT)	408	70,690
Everest Re Group, Ltd. (Insurance)	204	32,238
Extra Space Storage, Inc. (REIT)	612	32,026
F.N.B. Corp. (Banks)	816	10,151
Federal Realty Investment Trust (REIT)	408	47,956
Federated Investors, Inc. - Class B (Diversified Financial Services)	408	11,644
Fidelity National Title Group, Inc. - Class A (Insurance)	1,428	45,953
Fifth Third Bancorp (Banks)	4,284	88,293

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Financial Engines, Inc. (Diversified Financial Services)	204	$9,027
First American Financial Corp. (Insurance)	612	16,279
First Financial Bankshares, Inc. (Banks)	204	12,046
First Horizon National Corp. (Banks)	1,225	14,072
First Niagara Financial Group, Inc. (Savings & Loans)	1,836	16,377
First Republic Bank (Banks)	612	31,065
FirstMerit Corp. (Banks)	816	15,822
Forest City Enterprises, Inc.* - Class A (Real Estate)	816	15,431
Franklin Resources, Inc. (Diversified Financial Services)	2,040	106,794
Franklin Street Properties Corp. (REIT)	408	4,969
Fulton Financial Corp. (Banks)	1,020	12,434
Gaming and Leisure Properties, Inc. (REIT)	408	14,994
General Growth Properties, Inc. (REIT)	2,652	60,916
Genworth Financial, Inc.* - Class A (Insurance)	2,448	43,697
Glacier Bancorp, Inc. (Banks)	408	10,469
Greenhill & Co., Inc. (Diversified Financial Services)	204	10,231
Hancock Holding Co. (Banks)	408	13,762
Hanover Insurance Group, Inc. (Insurance)	204	11,924
Hartford Financial Services Group, Inc. (Insurance)	2,244	80,492
Hatteras Financial Corp. (REIT)	408	7,985
HCC Insurance Holdings, Inc. (Insurance)	408	18,744
HCP, Inc. (REIT)	2,244	93,934
Health Care REIT, Inc. (REIT)	1,428	90,093
Healthcare Realty Trust, Inc. (REIT)	408	10,261
Highwoods Properties, Inc. (REIT)	408	16,463
Home Properties, Inc. (REIT)	204	12,566
Hospitality Properties Trust (REIT)	816	24,521
Host Hotels & Resorts, Inc. (REIT)	3,876	83,140
Hudson City Bancorp, Inc. (Savings & Loans)	2,448	24,382
Huntington Bancshares, Inc. (Banks)	4,284	39,241
IBERIABANK Corp. (Banks)	204	12,832
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	612	125,117
International Bancshares Corp. (Banks)	204	4,684
Invesco Mortgage Capital, Inc. (REIT)	612	10,202
Invesco, Ltd. (Diversified Financial Services)	2,244	79,011
J.P. Morgan Chase & Co. (Banks)	18,972	1,062,054
Janus Capital Group, Inc. (Diversified Financial Services)	816	9,898
Jones Lang LaSalle, Inc. (Real Estate)	204	23,642
Kemper Corp. (Insurance)	204	8,040
KeyCorp (Banks)	4,488	61,216
Kilroy Realty Corp. (REIT)	408	24,305
Kimco Realty Corp. (REIT)	2,040	46,757
LaSalle Hotel Properties (REIT)	612	20,245
Legg Mason, Inc. (Diversified Financial Services)	612	28,697
Lexington Realty Trust (REIT)	1,020	10,975
Liberty Property Trust (REIT)	816	30,600
Lincoln National Corp. (Insurance)	1,428	69,272
Loews Corp. (Insurance)	1,632	71,759
LPL Financial Holdings, Inc. (Diversified Financial Services)	408	19,319
M&T Bank Corp. (Banks)	612	74,670
Mack-Cali Realty Corp. (REIT)	408	8,311
Marsh & McLennan Cos., Inc. (Insurance)	2,856	140,829
MasterCard, Inc. - Class A (Commercial Services)	5,100	375,105
MB Financial, Inc. (Banks)	204	5,475
MBIA, Inc.* (Insurance)	816	9,890
McGraw Hill Financial, Inc. (Commercial Services)	1,428	105,572
Medical Properties Trust, Inc. (REIT)	816	11,016
Mercury General Corp. (Insurance)	204	9,763
MetLife, Inc. (Insurance)	5,712	299,023
MFA Financial, Inc. (REIT)	1,836	14,559
MGIC Investment Corp.* (Insurance)	1,632	14,035
Mid-America Apartment Communities, Inc. (REIT)	408	28,417
Montpelier Re Holdings, Ltd. (Insurance)	204	6,238
Moody's Corp. (Commercial Services)	1,020	80,070
Morgan Stanley Dean Witter & Co. (Banks)	7,140	220,840
MSCI, Inc.* - Class A (Software)	612	24,810
NASDAQ Stock Market, Inc. (Diversified Financial Services)	612	22,583
National Penn Bancshares, Inc. (Banks)	612	5,979
National Retail Properties, Inc. (REIT)	612	20,888
New York Community Bancorp (Savings & Loans)	2,244	34,580
Northern Trust Corp. (Banks)	1,224	73,746
Ocwen Financial Corp.* (Diversified Financial Services)	612	23,195
Old National Bancorp (Banks)	612	8,641
Old Republic International Corp. (Insurance)	1,224	20,269
OMEGA Healthcare Investors, Inc. (REIT)	612	21,285
PartnerRe, Ltd. (Insurance)	204	21,502
People's United Financial, Inc. (Savings & Loans)	1,632	23,305
Piedmont Office Realty Trust, Inc. - Class A (REIT)	816	14,370
Platinum Underwriters Holdings, Ltd. (Insurance)	204	12,793
Plum Creek Timber Co., Inc. (REIT)	816	35,578
PNC Financial Services Group (Banks)	2,652	222,874
Popular, Inc.* (Banks)	612	18,911
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	204	11,659
Post Properties, Inc. (REIT)	204	10,243
Potlatch Corp. (REIT)	204	7,799
Primerica, Inc. (Insurance)	204	9,362
Principal Financial Group, Inc. (Insurance)	1,428	66,888
PrivateBancorp, Inc. (Banks)	408	11,249
ProAssurance Corp. (Insurance)	204	9,266
Progressive Corp. (Insurance)	2,856	69,258

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Prologis, Inc. (REIT)	2,448	$99,462
Prosperity Bancshares, Inc. (Banks)	204	12,036
Protective Life Corp. (Insurance)	408	20,869
Prudential Financial, Inc. (Insurance)	2,244	181,046
Public Storage, Inc. (REIT)	816	143,216
Radian Group, Inc. (Insurance)	816	11,408
Raymond James Financial Corp. (Diversified Financial Services)	612	30,416
Rayonier, Inc. (REIT)	612	27,601
Realogy Holdings Corp.* (Real Estate)	816	34,313
Realty Income Corp. (REIT)	1,020	44,319
Redwood Trust, Inc. (REIT)	408	8,894
Regency Centers Corp. (REIT)	408	21,391
Regions Financial Corp. (Banks)	7,140	72,400
Reinsurance Group of America, Inc. (Insurance)	408	31,298
RenaissanceRe Holdings (Insurance)	204	20,647
Retail Properties of America, Inc. (REIT)	1,020	14,606
RLI Corp. (Insurance)	204	8,784
RLJ Lodging Trust (REIT)	612	16,322
Ryman Hospitality Properties, Inc. (REIT)	204	9,292
Santander Consumer USA Holdings, Inc.* (Diversified Financial Services)	408	9,278
SEI Investments Co. (Commercial Services)	816	26,422
Selective Insurance Group, Inc. (Insurance)	204	4,680
Senior Housing Properties Trust (REIT)	1,020	23,939
Signature Bank* (Banks)	204	24,239
Simon Property Group, Inc. (REIT)	1,632	282,661
SL Green Realty Corp. (REIT)	408	42,722
SLM Corp. (Diversified Financial Services)	2,244	57,783
Sovran Self Storage, Inc. (REIT)	204	15,484
Spirit Realty Capital, Inc. (REIT)	1,836	19,774
St. Joe Co.* (Real Estate)	408	7,283
StanCorp Financial Group, Inc. (Insurance)	204	12,464
Starwood Property Trust, Inc. (REIT)	1,020	24,531
Starwood Waypoint Residential Trust* (REIT)	204	5,543
State Street Corp. (Banks)	2,244	144,873
Stifel Financial Corp.* (Diversified Financial Services)	204	9,541
Sunstone Hotel Investors, Inc. (REIT)	1,020	14,596
SunTrust Banks, Inc. (Banks)	2,652	101,466
Susquehanna Bancshares, Inc. (Banks)	1,020	10,567
SVB Financial Group* (Banks)	204	21,765
Synovus Financial Corp. (Banks)	4,896	15,716
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,224	100,527
Tanger Factory Outlet Centers, Inc. (REIT)	408	14,557
Taubman Centers, Inc. (REIT)	408	29,719
TCF Financial Corp. (Banks)	816	12,811
TD Ameritrade Holding Corp. (Diversified Financial Services)	1,224	39,046
Texas Capital Bancshares, Inc.* (Banks)	204	11,463
The Charles Schwab Corp. (Diversified Financial Services)	5,916	157,070
The Chubb Corp. (Insurance)	1,224	112,706
The Geo Group, Inc. (REIT)	408	13,680
The Goldman Sachs Group, Inc. (Banks)	2,040	326,033
The Howard Hughes Corp.* (Real Estate)	204	29,123
The Macerich Co. (REIT)	612	39,725
The Travelers Cos., Inc. (Insurance)	1,836	166,305
Torchmark Corp. (Insurance)	408	32,518
Trustmark Corp. (Banks)	408	9,331
Two Harbors Investment Corp. (REIT)	1,836	19,058
U.S. Bancorp (Banks)	9,180	374,360
UDR, Inc. (REIT)	1,224	31,653
UMB Financial Corp. (Banks)	204	11,977
Umpqua Holdings Corp. (Banks)	816	13,570
United Bankshares, Inc. (Banks)	408	11,934
UnumProvident Corp. (Insurance)	1,224	40,661
Validus Holdings, Ltd. (Insurance)	408	15,125
Valley National Bancorp (Banks)	1,020	10,220
Ventas, Inc. (REIT)	1,428	94,362
Visa, Inc. - Class A (Diversified Financial Services)	2,652	537,321
Vornado Realty Trust (REIT)	816	83,722
Voya Financial, Inc. (Insurance)	612	21,659
W.R. Berkley Corp. (Insurance)	612	27,075
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	408	27,520
Washington Federal, Inc. (Savings & Loans)	612	13,207
Washington REIT (REIT)	408	9,980
Webster Financial Corp. (Banks)	408	12,297
Weingarten Realty Investors (REIT)	612	19,094
Wells Fargo & Co. (Banks)	24,072	1,194,935
Westamerica Bancorp (Banks)	204	10,367
Western Union Co. (Commercial Services)	2,856	45,325
Weyerhaeuser Co. (REIT)	2,856	85,252
Willis Group Holdings PLC (Insurance)	816	33,447
Wintrust Financial Corp. (Banks)	204	9,143
WP Carey, Inc. (Real Estate)	204	12,542
XL Group PLC (Insurance)	1,428	44,768
Zions Bancorp (Banks)	1,020	29,498
TOTAL COMMON STOCKS (Cost $14,074,401)		17,809,694

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $5,587,002	$5,587,000	$5,587,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,587,000)		5,587,000

TOTAL INVESTMENT SECURITIES (Cost $19,661,401) - 101.2%		23,396,694
Net other assets (liabilities) - (1.2)%		(267,339)

NET ASSETS - 100.0%		$23,129,355

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,484,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	0.62%	05/23/14	$7,333,977	$(35,716)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	0.37%	05/23/14	9,693,839	(92,274)
				$(127,990)

Financials UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Banks	$6,769,911	29.3%
Commercial Services	632,494	2.7%
Diversified Financial Services	2,510,914	10.9%
Insurance	4,297,405	18.6%
Real Estate	167,986	0.7%
REIT	3,168,259	13.7%
Savings & Loans	119,220	0.5%
Software	24,810	0.1%
Telecommunications	118,695	0.5%
Other **	5,319,661	23.0%
Total	$23,129,355	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (77.2%)
Abbott Laboratories (Pharmaceuticals)	15,272	$591,637
AbbVie, Inc. (Pharmaceuticals)	15,604	812,656
Acorda Therapeutics, Inc.* (Biotechnology)	332	11,769
Actavis PLC* (Pharmaceuticals)	1,660	339,188
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	166	7,347
Aetna, Inc. (Healthcare - Services)	3,652	260,935
Alere, Inc.* (Healthcare - Products)	830	27,722
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,992	315,134
Align Technology, Inc.* (Healthcare - Products)	664	33,459
Alkermes PLC* (Pharmaceuticals)	1,494	69,112
Allergan, Inc. (Pharmaceuticals)	2,988	495,530
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	498	24,666
Amgen, Inc. (Biotechnology)	7,470	834,773
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,158	13,811
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,826	13,275
Bard (C.R.), Inc. (Healthcare - Products)	830	113,984
Baxter International, Inc. (Healthcare - Products)	5,312	386,660
Becton, Dickinson & Co. (Healthcare - Products)	1,826	206,393
Biogen Idec, Inc.* (Biotechnology)	2,324	667,267
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,494	86,996
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	166	20,453
Boston Scientific Corp.* (Healthcare - Products)	13,114	165,368
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,268	814,864
Brookdale Senior Living, Inc.* (Healthcare - Services)	996	31,713
CareFusion Corp.* (Healthcare - Products)	1,992	77,808
Celgene Corp.* (Biotechnology)	3,984	585,688
Centene Corp.* (Healthcare - Services)	498	33,067
Cepheid, Inc.* (Healthcare - Products)	664	28,871
Charles River Laboratories International, Inc.* (Biotechnology)	498	26,753
CIGNA Corp. (Healthcare - Services)	2,656	212,586
Community Health Systems, Inc.* (Healthcare - Services)	1,162	44,028
Covance, Inc.* (Healthcare - Services)	498	43,963
Covidien PLC (Healthcare - Products)	4,482	319,343
Cubist Pharmaceuticals, Inc.* (Biotechnology)	664	46,520
DaVita, Inc.* (Healthcare - Services)	1,660	115,038
DENTSPLY International, Inc. (Healthcare - Products)	1,328	59,269
Edwards Lifesciences Corp.* (Healthcare - Products)	996	81,144
Eli Lilly & Co. (Pharmaceuticals)	9,628	569,015
Endo International PLC* (Pharmaceuticals)	1,328	83,591
Express Scripts Holding Co.* (Pharmaceuticals)	7,636	508,405
Forest Laboratories, Inc.* (Pharmaceuticals)	2,324	213,599
Gilead Sciences, Inc.* (Biotechnology)	15,106	1,185,669
Haemonetics Corp.* (Healthcare - Products)	498	15,119
HCA Holdings, Inc.* (Healthcare - Services)	3,154	164,008
Health Net, Inc.* (Healthcare - Services)	830	28,494
Healthcare Services Group, Inc. (Commercial Services)	664	19,322
HealthSouth Corp. (Healthcare - Services)	830	28,751
Henry Schein, Inc.* (Healthcare - Products)	830	94,811
Hill-Rom Holdings, Inc. (Healthcare - Products)	498	18,605
HMS Holdings Corp.* (Commercial Services)	830	13,421
Hologic, Inc.* (Healthcare - Products)	2,656	55,736
Hospira, Inc.* (Healthcare - Products)	1,660	76,028
Humana, Inc. (Healthcare - Services)	1,494	163,967
IDEXX Laboratories, Inc.* (Healthcare - Products)	498	62,967
Illumina, Inc.* (Biotechnology)	1,328	180,409
Impax Laboratories, Inc.* (Pharmaceuticals)	664	17,364
Incyte Corp.* (Biotechnology)	1,494	72,549
Intuitive Surgical, Inc.* (Healthcare - Products)	332	120,084
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,162	30,921
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	498	67,180
Johnson & Johnson (Pharmaceuticals)	27,888	2,824,775
Laboratory Corp. of America Holdings* (Healthcare - Services)	830	81,921
LifePoint Hospitals, Inc.* (Healthcare - Services)	498	27,848
Magellan Health Services, Inc.* (Healthcare - Services)	332	19,163
Mallinckrodt PLC* (Pharmaceuticals)	498	35,473
Masimo Corp.* (Healthcare - Products)	498	13,326
Medivation, Inc.* (Pharmaceuticals)	664	39,979
Mednax, Inc.* (Healthcare - Services)	996	59,013
Medtronic, Inc. (Healthcare - Products)	9,794	576,083
Merck & Co., Inc. (Pharmaceuticals)	28,884	1,691,446
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,652	185,449
Myriad Genetics, Inc.* (Biotechnology)	664	28,027
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,162	13,677
Owens & Minor, Inc. (Distribution/Wholesale)	664	22,271
PAREXEL International Corp.* (Commercial Services)	498	22,584
Patterson Cos., Inc. (Healthcare - Products)	830	33,781
PDL BioPharma, Inc. (Biotechnology)	1,494	12,684
Perrigo Co. PLC (Pharmaceuticals)	1,328	192,374
Pfizer, Inc. (Pharmaceuticals)	62,914	1,967,949
Pharmacyclics, Inc.* (Pharmaceuticals)	664	62,801
Quest Diagnostics, Inc. (Healthcare - Services)	1,494	83,559

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	498	$40,926
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	830	246,419
ResMed, Inc. (Healthcare - Products)	1,328	66,201
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	664	73,040
Seattle Genetics, Inc.* (Biotechnology)	1,162	44,714
Sirona Dental Systems, Inc.* (Healthcare - Products)	498	37,460
St. Jude Medical, Inc. (Healthcare - Products)	2,822	179,112
STERIS Corp. (Healthcare - Products)	498	23,929
Stryker Corp. (Healthcare - Products)	2,822	219,411
Team Health Holdings, Inc.* (Commercial Services)	664	32,191
Techne Corp. (Healthcare - Products)	332	29,651
Teleflex, Inc. (Healthcare - Products)	332	33,894
Tenet Healthcare Corp.* (Healthcare - Services)	996	44,900
The Cooper Cos., Inc. (Healthcare - Products)	498	65,691
Theravance, Inc.* (Pharmaceuticals)	830	22,344
Thermo Fisher Scientific, Inc. (Electronics)	3,818	435,252
Thoratec Corp.* (Healthcare - Products)	498	16,324
United Therapeutics Corp.* (Biotechnology)	498	49,805
UnitedHealth Group, Inc. (Healthcare - Services)	9,794	734,943
Universal Health Services, Inc. - Class B (Healthcare - Services)	830	67,886
Varian Medical Systems, Inc.* (Healthcare - Products)	996	79,232
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,324	157,335
VIVUS, Inc.* (Pharmaceuticals)	996	5,179
Waters Corp.* (Electronics)	830	81,788
WellCare Health Plans, Inc.* (Healthcare - Services)	498	33,600
WellPoint, Inc. (Healthcare - Services)	2,822	284,119
West Pharmaceutical Services, Inc. (Healthcare - Products)	664	28,804
Zimmer Holdings, Inc. (Healthcare - Products)	1,660	160,688
Zoetis, Inc. (Pharmaceuticals)	4,980	150,695
TOTAL COMMON STOCKS (Cost $16,751,195)		23,248,521

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $6,892,003	$6,892,000	$6,892,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,892,000)		6,892,000

TOTAL INVESTMENT SECURITIES (Cost $23,643,195) - 100.1%		30,140,521
Net other assets (liabilities) - (0.1)%		(18,933)

NET ASSETS - 100.0%		$30,121,588

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,573,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	0.62%	05/23/14	$11,114,591	$31,263
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	0.42%	05/23/14	10,743,693	40,910
				$72,173

Health Care UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Biotechnology	$4,545,067	15.1%
Commercial Services	87,519	0.3%
Distribution/Wholesale	22,271	0.1%
Electronics	517,040	1.7%
Healthcare - Products	3,506,958	11.6%
Healthcare - Services	2,563,501	8.5%
Pharmaceuticals	12,006,165	39.9%
Other **	6,873,067	22.8%
Total	$30,121,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (72.0%)
3M Co. (Miscellaneous Manufacturing)	2,170	$301,826
ABM Industries, Inc. (Commercial Services)	186	5,039
Acacia Research Corp. (Commercial Services)	186	2,983
Accenture PLC - Class A (Computers)	2,170	174,077
Actuant Corp. - Class A (Miscellaneous Manufacturing)	248	8,397
Acuity Brands, Inc. (Electrical Components & Equipment)	124	15,447
Advisory Board Co.* (Commercial Services)	124	7,100
Aecom Technology Corp.* (Engineering & Construction)	372	12,060
AGCO Corp. (Machinery - Diversified)	310	17,267
Agilent Technologies, Inc. (Electronics)	1,178	63,660
Air Lease Corp. (Diversified Financial Services)	310	11,119
Allegion PLC (Electronics)	310	15,299
Alliance Data Systems Corp.* (Commercial Services)	186	44,993
Alliant Techsystems, Inc. (Aerospace/Defense)	124	17,883
Ametek, Inc. (Electrical Components & Equipment)	868	45,761
Amphenol Corp. - Class A (Electronics)	558	53,206
Anixter International, Inc. (Telecommunications)	62	6,075
Applied Industrial Technologies, Inc. (Machinery - Diversified)	124	5,942
AptarGroup, Inc. (Miscellaneous Manufacturing)	248	16,720
Arrow Electronics, Inc.* (Distribution/Wholesale)	372	21,111
Automatic Data Processing, Inc. (Commercial Services)	1,674	130,506
Avery Dennison Corp. (Household Products/Wares)	310	15,085
Avnet, Inc. (Electronics)	496	21,392
Babcock & Wilcox Co. (Machinery - Diversified)	372	12,942
Ball Corp. (Packaging & Containers)	496	27,871
BE Aerospace, Inc.* (Aerospace/Defense)	310	27,209
Belden, Inc. (Electrical Components & Equipment)	124	9,152
Bemis Co., Inc. (Packaging & Containers)	372	14,969
Benchmark Electronics, Inc.* (Electronics)	186	4,311
Blackhawk Network Holdings, Inc.* - Class B (Diversified Financial Services)	124	2,856
Boeing Co. (Aerospace/Defense)	2,356	303,971
Brady Corp. - Class A (Electronics)	186	4,797
Broadridge Financial Solutions, Inc. (Software)	434	16,640
C.H. Robinson Worldwide, Inc. (Transportation)	496	29,214
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	248	20,398
Caterpillar, Inc. (Machinery - Construction & Mining)	2,170	228,718
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	372	29,786
Cintas Corp. (Commercial Services)	372	21,922
Clarcor, Inc. (Miscellaneous Manufacturing)	186	10,743
Clean Harbors, Inc.* (Environmental Control)	186	11,160
Cognex Corp.* (Machinery - Diversified)	310	10,673
Colfax Corp.* (Miscellaneous Manufacturing)	310	22,314
Convergys Corp. (Commercial Services)	372	8,013
Con-way, Inc. (Transportation)	186	7,901
CoreLogic, Inc.* (Commercial Services)	310	8,689
CoStar Group, Inc.* (Commercial Services)	124	19,950
Covanta Holding Corp. (Environmental Control)	434	8,007
Crane Co. (Miscellaneous Manufacturing)	186	13,528
Crown Holdings, Inc.* (Packaging & Containers)	496	23,396
CSX Corp. (Transportation)	3,472	97,980
Cummins, Inc. (Machinery - Diversified)	620	93,527
Curtiss-Wright Corp. (Aerospace/Defense)	186	11,893
Danaher Corp. (Miscellaneous Manufacturing)	2,046	150,136
Deere & Co. (Machinery - Diversified)	1,302	121,529
Deluxe Corp. (Commercial Services)	186	10,221
DigitalGlobe, Inc.* (Telecommunications)	248	7,385
Donaldson Co., Inc. (Miscellaneous Manufacturing)	434	18,267
Dover Corp. (Miscellaneous Manufacturing)	558	48,211
Eagle Materials, Inc. (Building Materials)	186	15,499
Eaton Corp. (Miscellaneous Manufacturing)	1,612	117,096
EMCOR Group, Inc. (Engineering & Construction)	248	11,406
Emerson Electric Co. (Electrical Components & Equipment)	2,418	164,859
EnerSys (Electrical Components & Equipment)	186	12,570
Equifax, Inc. (Commercial Services)	434	30,732
Esterline Technologies Corp.* (Aerospace/Defense)	124	13,518
Euronet Worldwide, Inc.* (Commercial Services)	186	8,554
Exelis, Inc. (Aerospace/Defense)	682	12,644
Expeditors International of Washington, Inc. (Transportation)	682	28,126
Fastenal Co. (Distribution/Wholesale)	930	46,574
FedEx Corp. (Transportation)	930	126,713
FEI Co. (Electronics)	124	9,860
Fidelity National Information Services, Inc. (Software)	992	53,002
Fiserv, Inc.* (Software)	868	52,757
FleetCor Technologies, Inc.* (Commercial Services)	248	28,304
FLIR Systems, Inc. (Electronics)	496	16,884
Flowserve Corp. (Machinery - Diversified)	496	36,233
Fluor Corp. (Engineering & Construction)	558	42,240
Fortune Brands Home & Security, Inc. (Building Materials)	558	22,236
Forward Air Corp. (Transportation)	124	5,485

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Foster Wheeler AG* (Engineering & Construction)	310	$10,627
FTI Consulting, Inc.* (Commercial Services)	124	4,253
GATX Corp. (Trucking & Leasing)	186	12,207
Generac Holdings, Inc. (Electrical Components & Equipment)	248	14,602
General Cable Corp. (Electrical Components & Equipment)	186	4,765
General Dynamics Corp. (Aerospace/Defense)	1,116	122,146
General Electric Co. (Miscellaneous Manufacturing)	34,596	930,287
Genesee & Wyoming, Inc.* - Class A (Transportation)	186	18,416
Genpact, Ltd.* (Commercial Services)	558	9,408
Global Payments, Inc. (Commercial Services)	248	16,574
Graco, Inc. (Machinery - Diversified)	186	13,485
Greif, Inc. - Class A (Packaging & Containers)	124	6,720
Harsco Corp. (Miscellaneous Manufacturing)	248	5,935
HEICO Corp. (Aerospace/Defense)	186	10,290
Hexcel Corp.* (Miscellaneous Manufacturing)	372	15,509
Honeywell International, Inc. (Electronics)	2,728	253,431
Hub Group, Inc.* - Class A (Transportation)	124	5,537
Hubbell, Inc. - Class B (Electrical Components & Equipment)	186	21,896
Huntington Ingalls Industries, Inc. (Shipbuilding)	186	19,158
IDEX Corp. (Machinery - Diversified)	248	18,493
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,364	116,254
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	868	51,906
IPG Photonics Corp.* (Telecommunications)	124	8,014
Iron Mountain, Inc. (Commercial Services)	558	15,870
Itron, Inc.* (Electronics)	124	4,712
ITT Corp. (Miscellaneous Manufacturing)	310	13,373
J.B. Hunt Transport Services, Inc. (Transportation)	310	23,591
Jabil Circuit, Inc. (Electronics)	620	10,701
Jack Henry & Associates, Inc. (Computers)	310	17,100
Jacobs Engineering Group, Inc.* (Engineering & Construction)	434	25,041
Joy Global, Inc. (Machinery - Construction & Mining)	372	22,461
Kansas City Southern Industries, Inc. (Transportation)	372	37,527
KBR, Inc. (Engineering & Construction)	496	12,584
Kennametal, Inc. (Hand/Machine Tools)	248	11,589
Kirby Corp.* (Transportation)	186	18,715
Knowles Corp.* (Electronics)	310	8,658
L-3 Communications Holdings, Inc. (Aerospace/Defense)	310	35,765
Landstar System, Inc. (Transportation)	186	11,716
Lennox International, Inc. (Building Materials)	186	15,592
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	310	20,711
LinkedIn Corp.* - Class A (Internet)	310	47,576
Littelfuse, Inc. (Electrical Components & Equipment)	62	5,614
Lockheed Martin Corp. (Aerospace/Defense)	930	152,650
Louisiana-Pacific Corp.* (Building Materials)	496	8,129
Manitowoc Co. (Machinery - Diversified)	434	13,793
Manpower, Inc. (Commercial Services)	248	20,172
Martin Marietta Materials (Building Materials)	186	23,126
Masco Corp. (Building Materials)	1,240	24,912
Matson, Inc. (Transportation)	124	2,938
MAXIMUS, Inc. (Commercial Services)	248	10,557
MDU Resources Group, Inc. (Electric)	682	24,156
MeadWestvaco Corp. (Forest Products & Paper)	620	24,223
Mettler Toledo International, Inc.* (Electronics)	124	28,907
Moog, Inc.* - Class A (Aerospace/Defense)	186	12,174
MRC Global, Inc.* (Oil & Gas Services)	372	10,859
MSA Safety, Inc. (Machinery - Construction & Mining)	124	6,541
MSC Industrial Direct Co. - Class A (Retail)	186	16,937
Mueller Industries, Inc. (Metal Fabricate/Hardware)	248	7,177
National Instruments Corp. (Electronics)	310	8,466
Navistar International Corp.* (Auto Manufacturers)	248	9,407
NeuStar, Inc.* - Class A (Telecommunications)	186	4,784
Nordson Corp. (Machinery - Diversified)	186	13,829
Norfolk Southern Corp. (Transportation)	1,054	99,635
Northrop Grumman Corp. (Aerospace/Defense)	744	90,403
Old Dominion Freight Line, Inc.* (Transportation)	248	15,036
Oshkosh Truck Corp. (Auto Manufacturers)	310	17,208
Owens Corning, Inc. (Building Materials)	372	15,196
Owens-Illinois, Inc.* (Packaging & Containers)	558	17,733
PACCAR, Inc. (Auto Manufacturers)	1,240	79,335
Packaging Corp. of America (Packaging & Containers)	310	20,655
Pall Corp. (Miscellaneous Manufacturing)	372	31,304
Parker Hannifin Corp. (Miscellaneous Manufacturing)	496	62,932
Paychex, Inc. (Software)	1,116	46,660
Pentair, Ltd. (Miscellaneous Manufacturing)	682	50,666
PerkinElmer, Inc. (Electronics)	372	15,613
PHH Corp.* (Commercial Services)	186	4,421
Precision Castparts Corp. (Metal Fabricate/Hardware)	496	125,533
Quanta Services, Inc.* (Commercial Services)	744	26,248

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
R.R. Donnelley & Sons Co. (Commercial Services)	682	$12,003
Raytheon Co. (Aerospace/Defense)	1,054	100,636
Regal-Beloit Corp. (Hand/Machine Tools)	186	13,900
Republic Services, Inc. (Environmental Control)	930	32,635
Robert Half International, Inc. (Commercial Services)	496	22,221
Rock-Tenn Co. - Class A (Packaging & Containers)	248	23,712
Rockwell Automation, Inc. (Machinery - Diversified)	496	59,113
Rockwell Collins, Inc. (Aerospace/Defense)	496	38,514
Roper Industries, Inc. (Machinery - Diversified)	372	51,689
Ryder System, Inc. (Transportation)	186	15,285
Sealed Air Corp. (Packaging & Containers)	682	23,399
Sensata Tech Holding N.V.* (Electronics)	496	21,065
Sherwin-Williams Co. (Chemicals)	310	61,950
Silgan Holdings, Inc. (Packaging & Containers)	124	6,169
Simpson Manufacturing Co., Inc. (Building Materials)	124	4,066
Smith Corp. (Miscellaneous Manufacturing)	248	11,596
Sonoco Products Co. (Packaging & Containers)	372	15,654
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	372	11,171
SPX Corp. (Miscellaneous Manufacturing)	124	12,628
Stericycle, Inc.* (Commercial Services)	310	36,096
TE Connectivity, Ltd. (Electronics)	1,426	84,106
Teledyne Technologies, Inc.* (Aerospace/Defense)	124	11,515
Terex Corp. (Machinery - Diversified)	372	16,104
TETRA Tech, Inc.* (Environmental Control)	248	7,110
Texas Industries, Inc.* (Building Materials)	62	5,375
Textron, Inc. (Miscellaneous Manufacturing)	992	40,573
The ADT Corp. (Commercial Services)	620	18,749
The Brink’s Co. (Commercial Services)	186	4,732
The Corporate Executive Board Co. (Commercial Services)	124	8,558
The Timken Co. (Metal Fabricate/Hardware)	248	15,644
The Valspar Corp. (Chemicals)	248	18,114
Toro Co. (Housewares)	186	11,818
Total System Services, Inc. (Commercial Services)	558	17,728
Towers Watson & Co. - Class A (Commercial Services)	248	27,831
TransDigm Group, Inc. (Aerospace/Defense)	186	33,084
Trimble Navigation, Ltd.* (Electronics)	868	33,357
Trinity Industries, Inc. (Miscellaneous Manufacturing)	248	18,615
Triumph Group, Inc. (Aerospace/Defense)	186	12,055
Tyco International, Ltd. (Electronics)	1,612	65,931
Union Pacific Corp. (Transportation)	1,550	295,166
United Parcel Service, Inc. - Class B (Transportation)	2,418	238,173
United Rentals, Inc.* (Commercial Services)	310	29,087
United Stationers, Inc. (Distribution/Wholesale)	124	4,654
United Technologies Corp. (Aerospace/Defense)	2,914	344,814
Universal Display Corp.* (Electrical Components & Equipment)	124	3,230
URS Corp. (Engineering & Construction)	248	11,686
USG Corp.* (Building Materials)	310	9,257
UTI Worldwide, Inc. (Transportation)	310	3,035
Valmont Industries, Inc. (Metal Fabricate/Hardware)	62	9,232
Veeco Instruments, Inc.* (Semiconductors)	124	4,584
Verisk Analytics, Inc.* - Class A (Commercial Services)	496	29,805
Vishay Intertechnology, Inc. (Electronics)	496	7,053
Vulcan Materials Co. (Building Materials)	434	28,007
W.W. Grainger, Inc. (Distribution/Wholesale)	186	47,318
Wabtec Corp. (Machinery - Diversified)	310	23,111
Waste Connections, Inc. (Environmental Control)	434	19,382
Waste Management, Inc. (Commercial Services)	1,488	66,142
Watsco, Inc. (Distribution/Wholesale)	124	12,761
WESCO International, Inc.* (Distribution/Wholesale)	124	10,885
WEX, Inc.* (Commercial Services)	124	11,900
Woodward, Inc. (Electronics)	186	8,338
Xerox Corp. (Office/Business Equipment)	3,844	46,474
Xylem, Inc. (Machinery - Diversified)	620	23,306
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	186	12,916
TOTAL COMMON STOCKS (Cost $6,154,657)		8,842,460

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $3,444,001	$3,444,000	$3,444,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,444,000)		3,444,000

TOTAL INVESTMENT SECURITIES (Cost $9,598,657) - 100.1%		12,286,460
Net other assets (liabilities) - (0.1)%		(8,707)

NET ASSETS - 100.0%		$12,277,753

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,886,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	0.62%	05/23/14	$4,837,877	$(25,747)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	0.42%	05/23/14	4,746,053	(15,715)
				$(41,462)

Industrials UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,362,336	11.0%
Auto Manufacturers	105,950	0.9%
Building Materials	171,395	1.4%
Chemicals	80,064	0.7%
Commercial Services	719,361	5.9%
Computers	191,177	1.6%
Distribution/Wholesale	143,303	1.2%
Diversified Financial Services	13,975	0.1%
Electric	24,156	0.2%
Electrical Components & Equipment	297,897	2.4%
Electronics	739,747	6.0%
Engineering & Construction	155,430	1.3%
Environmental Control	78,294	0.6%
Forest Products & Paper	24,223	0.2%
Hand/Machine Tools	46,200	0.4%
Household Products/Wares	15,085	0.1%
Housewares	11,818	0.1%
Internet	47,576	0.4%
Machinery - Construction & Mining	257,720	2.1%
Machinery - Diversified	543,951	4.4%
Metal Fabricate/Hardware	157,586	1.3%
Miscellaneous Manufacturing	2,089,214	16.9%
Office/Business Equipment	46,474	0.4%
Oil & Gas Services	10,859	0.1%
Packaging & Containers	180,277	1.5%
Retail	16,937	0.1%
Semiconductors	4,584	NM
Shipbuilding	19,158	0.2%
Software	169,059	1.4%
Telecommunications	26,258	0.2%
Transportation	1,080,189	8.8%
Trucking & Leasing	12,207	0.1%
Other **	3,435,293	28.0%
Total	$12,277,753	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (77.4%)
Akamai Technologies, Inc.* (Software)	30,765	$1,632,699
Allscripts Healthcare Solutions, Inc.* (Software)	57,135	869,595
Amazon.com, Inc.* (Internet)	13,771	4,188,174
Conversant, Inc.* (Software)	32,816	802,024
Cornerstone OnDemand, Inc.* (Software)	17,873	657,011
DealerTrack Holdings, Inc.* (Internet)	17,580	803,230
Digital River, Inc.* (Software)	28,714	439,037
E*TRADE Financial Corp.* (Diversified Financial Services)	64,460	1,447,127
EarthLink Holdings Corp. (Telecommunications)	118,079	402,649
eBay, Inc.* (Internet)	65,925	3,416,892
Ebix, Inc. (Software)	30,765	485,472
Equinix, Inc.* (Internet)	9,083	1,705,878
Expedia, Inc. (Internet)	21,096	1,497,605
Facebook, Inc.* - Class A (Internet)	67,390	4,028,575
Google, Inc.* - Class C (Internet)	5,567	2,931,916
Google, Inc.* - Class A (Internet)	5,567	2,977,677
Groupon, Inc.* (Internet)	130,092	909,343
IAC/InterActiveCorp (Internet)	18,752	1,242,883
j2 Global, Inc. (Computers)	19,045	882,926
Juniper Networks, Inc.* (Telecommunications)	73,836	1,823,010
LinkedIn Corp.* - Class A (Internet)	11,720	1,798,668
LivePerson, Inc.* (Computers)	46,294	458,311
Netflix, Inc.* (Internet)	6,153	1,981,512
NETGEAR, Inc.* (Telecommunications)	21,682	700,329
NetSuite, Inc.* (Software)	10,548	815,466
OpenTable, Inc.* (Internet)	10,841	728,082
Pandora Media, Inc.* (Internet)	40,141	940,102
Priceline.com, Inc.* (Internet)	2,930	3,392,208
Rackspace Hosting, Inc.* (Internet)	34,281	994,835
Salesforce.com, Inc.* (Software)	48,345	2,497,018
Sapient Corp.* (Internet)	51,568	839,011
Sonus Networks, Inc.* (Telecommunications)	170,233	556,662
TD Ameritrade Holding Corp. (Diversified Financial Services)	48,052	1,532,859
Tibco Software, Inc.* (Internet)	51,861	1,018,031
TripAdvisor, Inc.* (Internet)	18,166	1,466,723
Twitter, Inc.* (Internet)	23,733	924,875
United Online, Inc. (Internet)	29,593	350,677
VeriSign, Inc.* (Internet)	27,835	1,313,255
VirnetX Holding Corp.* (Internet)	37,211	586,073
Vocus, Inc.* (Internet)	28,714	516,278
Yahoo!, Inc.* (Internet)	79,989	2,875,605
TOTAL COMMON STOCKS (Cost $49,072,335)		59,430,303

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $20,124,008	$20,124,000	$20,124,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,124,000)		20,124,000

TOTAL INVESTMENT SECURITIES (Cost $69,196,335) - 103.6%		79,554,303
Net other assets (liabilities) - (3.6)%		(2,774,978)

NET ASSETS - 100.0%		$76,779,325

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $14,900,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	0.62%	05/23/14	$28,081,119	$(1,243,125)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	0.42%	05/23/14	28,282,787	(1,106,446)
				$(2,349,571)

Internet UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Computers	$1,341,237	1.7%
Diversified Financial Services	2,979,986	3.9%
Internet	43,428,107	56.6%
Software	8,198,322	10.7%
Telecommunications	3,482,651	4.5%
Other **	17,349,022	22.6%
Total	$76,779,325	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (52.2%)
NII Holdings, Inc.* - Class B (Telecommunications)	18,408	$15,829
SBA Communications Corp.* - Class A (Telecommunications)	13,688	1,228,635
Sprint Corp.* (Telecommunications)	91,568	778,328
Telephone & Data Systems, Inc. (Telecommunications)	10,384	282,341
T-Mobile U.S., Inc.* (Telecommunications)	26,904	788,018
TOTAL COMMON STOCKS (Cost $1,984,939)		3,093,151

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $1,402,001	$1,402,000	$1,402,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,402,000)		1,402,000

TOTAL INVESTMENT SECURITIES (Cost $3,386,939) - 75.8%		4,495,151
Net other assets (liabilities) - 24.2%		1,437,815

NET ASSETS - 100.0%		$5,932,966

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $1,161,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	0.62%	05/23/14	$3,446,479	$(30,848)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	0.42%	05/23/14	2,356,057	(21,626)
				$(52,474)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Telecommunications	$3,093,151	52.2%
Other **	2,839,815	47.8%
Total	$5,932,966	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (71.3%)
Anadarko Petroleum Corp. (Oil & Gas)	12,988	$1,286,072
Apache Corp. (Oil & Gas)	10,314	895,255
Atwood Oceanics, Inc.* (Oil & Gas)	1,528	75,728
Baker Hughes, Inc. (Oil & Gas Services)	11,269	787,703
Bristow Group, Inc. (Transportation)	955	73,344
Cabot Oil & Gas Corp. (Oil & Gas)	10,887	427,641
Cameron International Corp.* (Oil & Gas Services)	5,539	359,813
CARBO Ceramics, Inc. (Oil & Gas Services)	573	80,168
Chart Industries, Inc.* (Machinery - Diversified)	764	52,120
Cheniere Energy, Inc.* (Oil & Gas)	5,730	323,459
Chesapeake Energy Corp. (Oil & Gas)	13,179	378,896
Chevron Corp. (Oil & Gas)	49,469	6,209,348
Cimarex Energy Co. (Oil & Gas)	2,292	273,023
Cobalt International Energy, Inc.* (Oil & Gas)	7,640	137,520
Concho Resources, Inc.* (Oil & Gas)	2,674	348,823
ConocoPhillips (Oil & Gas)	31,706	2,356,072
Continental Resources, Inc.* (Oil & Gas)	1,146	158,744
Core Laboratories N.V. (Oil & Gas Services)	1,146	215,081
Denbury Resources, Inc. (Oil & Gas)	9,168	154,206
Devon Energy Corp. (Oil & Gas)	9,932	695,240
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,719	93,875
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,910	115,440
Dril-Quip, Inc.* (Oil & Gas Services)	1,146	129,636
Energen Corp. (Oil & Gas)	1,910	148,808
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,910	45,706
Ensco PLCADR - Class A (Oil & Gas)	6,112	308,350
EOG Resources, Inc. (Oil & Gas)	14,134	1,385,132
EQT Corp. (Oil & Gas)	3,820	416,341
EXCO Resources, Inc. (Oil & Gas)	4,393	27,896
Exterran Holdings, Inc. (Oil & Gas Services)	1,528	65,735
Exxon Mobil Corp. (Oil & Gas)	111,926	11,462,341
First Solar, Inc.* (Semiconductors)	1,910	128,906
FMC Technologies, Inc.* (Oil & Gas Services)	6,112	346,550
Gulfport Energy Corp.* (Oil & Gas)	2,292	168,852
Halliburton Co. (Oil & Gas Services)	21,965	1,385,334
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,483	59,691
Helmerich & Payne, Inc. (Oil & Gas)	2,865	311,282
Hess Corp. (Oil & Gas)	7,067	630,094
HollyFrontier Corp. (Oil & Gas)	5,157	271,207
Kinder Morgan, Inc. (Pipelines)	17,381	567,663
Kodiak Oil & Gas Corp.* (Oil & Gas)	6,876	87,394
Marathon Oil Corp. (Oil & Gas)	18,145	655,942
Marathon Petroleum Corp. (Oil & Gas)	7,640	710,138
McDermott International, Inc.* (Engineering & Construction)	6,112	44,190
Murphy Oil Corp. (Oil & Gas)	4,393	278,648
Nabors Industries, Ltd. (Oil & Gas)	6,685	170,601
National Oilwell Varco, Inc. (Oil & Gas Services)	11,078	869,955
Newfield Exploration Co.* (Oil & Gas)	3,438	116,376
Noble Corp. (Oil & Gas)	6,494	200,080
Noble Energy, Inc. (Oil & Gas)	9,359	671,789
Oasis Petroleum, Inc.* (Oil & Gas)	2,483	115,484
Occidental Petroleum Corp. (Oil & Gas)	20,628	1,975,131
Oceaneering International, Inc. (Oil & Gas Services)	2,865	209,947
OGE Energy Corp. (Electric)	5,157	192,511
Oil States International, Inc.* (Oil & Gas Services)	1,337	129,876
ONEOK, Inc. (Pipelines)	5,348	338,101
Patterson-UTI Energy, Inc. (Oil & Gas)	3,820	124,265
Phillips 66 (Oil & Gas)	15,280	1,271,603
Pioneer Natural Resources Co. (Oil & Gas)	3,629	701,377
QEP Resources, Inc. (Oil & Gas)	4,584	140,683
Range Resources Corp. (Oil & Gas)	4,202	380,071
Rosetta Resources, Inc.* (Oil & Gas)	1,528	72,336
Rowan Cos. PLC* - Class A (Oil & Gas)	3,247	100,397
SandRidge Energy, Inc.* (Oil & Gas)	9,359	64,203
Schlumberger, Ltd. (Oil & Gas Services)	33,807	3,433,102
SEACOR Holdings, Inc.* (Oil & Gas Services)	573	47,782
SemGroup Corp. - Class A (Pipelines)	1,146	73,206
SM Energy Co. (Oil & Gas)	1,719	127,429
Southwestern Energy Co.* (Oil & Gas)	9,168	438,964
Spectra Energy Corp. (Pipelines)	17,381	690,200
Superior Energy Services, Inc. (Oil & Gas Services)	4,202	138,330
Teekay Shipping Corp. (Transportation)	955	53,585
Tesoro Petroleum Corp. (Oil & Gas)	3,438	193,525
The Williams Cos., Inc. (Pipelines)	17,763	749,066
Tidewater, Inc. (Transportation)	1,337	68,093
Transocean, Ltd. (Oil & Gas)	8,786	378,413
Ultra Petroleum Corp.* (Oil & Gas)	4,011	119,528
Unit Corp.* (Oil & Gas)	1,146	75,579
Valero Energy Corp. (Oil & Gas)	13,752	786,202
Weatherford International, Ltd.* (Oil & Gas Services)	19,864	417,144
Western Refining, Inc. (Oil & Gas)	1,337	58,160
Whiting Petroleum Corp.* (Oil & Gas)	3,056	225,288
World Fuel Services Corp. (Retail)	1,910	86,981
WPX Energy, Inc.* (Oil & Gas)	5,157	109,741
TOTAL COMMON STOCKS (Cost $33,788,324)		51,248,511

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $20,254,008	$20,254,000	$20,254,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,254,000)		20,254,000

See accompanying notes to schedules of portfolio investments.

TOTAL INVESTMENT SECURITIES (Cost $54,042,324) - 99.5%	71,502,511
Net other assets (liabilities) - 0.5%	337,525

NET ASSETS - 100.0%	$71,840,036

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $11,894,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	0.62%	05/23/14	$29,000,602	$4,938
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	0.42%	05/23/14	27,491,815	12,879
				$17,817

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Electric	$192,511	0.3%
Engineering & Construction	44,190	0.1%
Machinery - Diversified	52,120	0.1%
Oil & Gas	39,339,258	54.8%
Oil & Gas Services	8,791,287	12.1%
Pipelines	2,418,236	3.3%
Retail	86,981	0.1%
Semiconductors	128,906	0.2%
Transportation	195,022	0.3%
Other **	20,591,525	28.7%
Total	$71,840,036	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (60.1%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,833	$90,843
Baker Hughes, Inc. (Oil & Gas Services)	13,818	965,878
Bristow Group, Inc. (Transportation)	1,128	86,630
Cameron International Corp.* (Oil & Gas Services)	6,768	439,649
CARBO Ceramics, Inc. (Oil & Gas Services)	564	78,909
Chart Industries, Inc.* (Machinery - Diversified)	987	67,333
Core Laboratories N.V. (Oil & Gas Services)	1,410	264,629
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,256	123,200
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,397	144,875
Dril-Quip, Inc.* (Oil & Gas Services)	1,269	143,549
Ensco PLCADR - Class A (Oil & Gas)	7,332	369,899
Exterran Holdings, Inc. (Oil & Gas Services)	1,833	78,856
FMC Technologies, Inc.* (Oil & Gas Services)	7,473	423,719
Halliburton Co. (Oil & Gas Services)	26,790	1,689,645
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,102	74,572
Helmerich & Payne, Inc. (Oil & Gas)	3,384	367,672
Kinder Morgan, Inc. (Pipelines)	21,150	690,759
McDermott International, Inc.* (Engineering & Construction)	7,473	54,030
Nabors Industries, Ltd. (Oil & Gas)	8,178	208,703
National Oilwell Varco, Inc. (Oil & Gas Services)	13,536	1,062,982
Noble Corp. (Oil & Gas)	8,037	247,620
Oceaneering International, Inc. (Oil & Gas Services)	3,384	247,980
OGE Energy Corp. (Electric)	6,204	231,595
Oil States International, Inc.* (Oil & Gas Services)	1,692	164,361
ONEOK, Inc. (Pipelines)	6,486	410,045
Patterson-UTI Energy, Inc. (Oil & Gas)	4,512	146,775
Rowan Cos. PLC* - Class A (Oil & Gas)	3,948	122,072
Schlumberger, Ltd. (Oil & Gas Services)	41,172	4,181,017
SEACOR Holdings, Inc.* (Oil & Gas Services)	564	47,032
SemGroup Corp. - Class A (Pipelines)	1,269	81,064
Spectra Energy Corp. (Pipelines)	21,150	839,867
Superior Energy Services, Inc. (Oil & Gas Services)	4,935	162,460
Teekay Shipping Corp. (Transportation)	1,269	71,204
The Williams Cos., Inc. (Pipelines)	21,573	909,733
Tidewater, Inc. (Transportation)	1,551	78,992
Transocean, Ltd. (Oil & Gas)	10,716	461,538
Unit Corp.* (Oil & Gas)	1,410	92,990
Weatherford International, Ltd.* (Oil & Gas Services)	24,252	509,292
TOTAL COMMON STOCKS (Cost $11,196,131)		16,431,969

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $9,967,004	$9,967,000	$9,967,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,967,000)		9,967,000

TOTAL INVESTMENT SECURITIES (Cost $21,163,131) - 96.5%		26,398,969
Net other assets (liabilities) - 3.5%		957,500

NET ASSETS - 100.0%		$27,356,469

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,675,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	0.62%	05/23/14	$14,677,768	$(78,063)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	0.47%	05/23/14	9,906,026	(54,868)
				$(132,931)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Electric	$231,595	0.8%
Engineering & Construction	54,030	0.2%
Machinery - Diversified	67,333	0.2%
Oil & Gas	2,231,312	8.2%
Oil & Gas Services	10,679,405	39.1%
Pipelines	2,931,468	10.7%
Transportation	236,826	0.9%
Other **	10,924,500	39.9%
Total	$27,356,469	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (61.5%)
Actavis PLC* (Pharmaceuticals)	2,839	$580,094
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	334	14,783
Allergan, Inc. (Pharmaceuticals)	5,010	830,858
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,006	21,853
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,221	1,363,500
Eli Lilly & Co. (Pharmaceuticals)	16,366	967,231
Endo International PLC* (Pharmaceuticals)	2,338	147,165
Forest Laboratories, Inc.* (Pharmaceuticals)	4,008	368,375
Hospira, Inc.* (Healthcare - Products)	2,839	130,026
Impax Laboratories, Inc.* (Pharmaceuticals)	1,002	26,202
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	835	112,642
Johnson & Johnson (Pharmaceuticals)	46,927	4,753,236
Mallinckrodt PLC* (Pharmaceuticals)	1,002	71,372
Merck & Co., Inc. (Pharmaceuticals)	48,764	2,855,620
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,179	313,770
Perrigo Co. PLC (Pharmaceuticals)	2,171	314,491
Pfizer, Inc. (Pharmaceuticals)	105,878	3,311,864
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,002	82,344
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,002	110,220
Theravance, Inc.* (Pharmaceuticals)	1,336	35,965
VIVUS, Inc.* (Pharmaceuticals)	1,670	8,684
Zoetis, Inc. (Pharmaceuticals)	8,350	252,671
TOTAL COMMON STOCKS (Cost $12,771,820)		16,672,966

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $9,354,004	$9,354,000	$9,354,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,354,000)		9,354,000

TOTAL INVESTMENT SECURITIES (Cost $22,125,820) - 96.0%		26,026,966
Net other assets (liabilities) - 4.0%		1,094,349

NET ASSETS - 100.0%		$27,121,315

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,338,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	0.62%	05/23/14	$13,645,353	$78,809
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	0.47%	05/23/14	10,324,326	77,066
				$155,875

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Biotechnology	$36,636	0.1%
Healthcare - Products	130,026	0.5%
Pharmaceuticals	16,506,304	60.9%
Other **	10,448,349	38.5%
Total	$27,121,315	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (66.8%)
Agnico-Eagle Mines, Ltd. (Mining)	20,592	$608,700
Allied Nevada Gold Corp.* (Mining)	11,440	38,782
AngloGold Ashanti, Ltd.ADR (Mining)	47,632	862,139
Barrick Gold Corp. (Mining)	138,112	2,412,817
Companhia de Minas Buenaventura S.A.ADR (Mining)	21,840	283,920
Freeport-McMoRan Copper & Gold, Inc. (Mining)	123,136	4,232,183
Gold Fields, Ltd.ADR (Mining)	91,520	387,130
Goldcorp, Inc. (Mining)	96,304	2,380,636
Harmony Gold Mining Co., Ltd.ADR (Mining)	43,472	143,023
Newmont Mining Corp. (Mining)	59,072	1,466,758
Pan American Silver Corp. (Mining)	17,888	231,828
Randgold Resources, Ltd.ADR (Mining)	10,816	866,037
Royal Gold, Inc. (Mining)	7,696	509,475
Stillwater Mining Co.* (Mining)	14,144	223,192
TOTAL COMMON STOCKS (Cost $13,594,747)		14,646,620

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $5,106,002	$5,106,000	$5,106,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,106,000)		5,106,000

TOTAL INVESTMENT SECURITIES (Cost $18,700,747) - 90.1%		19,752,620
Net other assets (liabilities) - 9.9%		2,158,920

NET ASSETS - 100.0%		$21,911,540

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,267,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	0.62%	05/23/14	$8,658,953	$8,337
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	0.72%	05/23/14	9,561,069	21,806
				$30,143

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Mining	$14,646,620	66.8%
Other **	7,264,920	33.2%
Total	$21,911,540	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (64.4%)
Alexander & Baldwin, Inc. (Real Estate)	1,014	$37,832
Alexandria Real Estate Equities, Inc. (REIT)	1,716	126,675
American Campus Communities, Inc. (REIT)	2,574	98,327
American Capital Agency Corp. (REIT)	8,658	196,623
American Realty Capital Properties, Inc. (REIT)	17,160	224,624
American Tower Corp. (REIT)	9,594	801,290
Annaly Mortgage Management, Inc. (REIT)	23,010	265,766
Apartment Investment & Management Co. - Class A (REIT)	3,588	110,618
ARMOUR Residential REIT, Inc. (REIT)	9,048	38,364
AvalonBay Communities, Inc. (REIT)	2,964	404,734
BioMed Realty Trust, Inc. (REIT)	4,680	97,812
Boston Properties, Inc. (REIT)	3,744	438,572
Brandywine Realty Trust (REIT)	3,822	55,610
Camden Property Trust (REIT)	2,106	144,240
CBL & Associates Properties, Inc. (REIT)	4,134	75,115
CBRE Group, Inc.* - Class A (Real Estate)	6,786	180,779
Chimera Investment Corp. (REIT)	24,960	77,126
Columbia Property Trust, Inc. (REIT)	3,042	86,210
CommonWealth REIT (REIT)	2,731	69,382
Corporate Office Properties Trust (REIT)	2,106	56,336
Corrections Corp. of America (REIT)	2,808	92,103
Crown Castle International Corp. (Telecommunications)	8,112	589,986
CubeSmart (REIT)	3,120	58,032
CYS Investments, Inc. (REIT)	3,900	33,540
DCT Industrial Trust, Inc. (REIT)	7,800	60,996
DDR Corp. (REIT)	7,098	121,873
DiamondRock Hospitality Co. (REIT)	4,758	58,381
Digital Realty Trust, Inc. (REIT)	3,120	166,608
Douglas Emmett, Inc. (REIT)	3,120	86,112
Duke Realty Corp. (REIT)	7,956	139,389
DuPont Fabros Technology, Inc. (REIT)	1,560	37,799
EastGroup Properties, Inc. (REIT)	780	49,335
EPR Properties (REIT)	1,248	66,905
Equity Lifestyle Properties, Inc. (REIT)	1,950	81,647
Equity Residential (REIT)	8,190	486,814
Essex Property Trust, Inc. (REIT)	1,482	256,771
Extra Space Storage, Inc. (REIT)	2,652	138,779
Federal Realty Investment Trust (REIT)	1,638	192,531
Forest City Enterprises, Inc.* - Class A (Real Estate)	3,822	72,274
Franklin Street Properties Corp. (REIT)	2,106	25,651
Gaming and Leisure Properties, Inc. (REIT)	2,184	80,262
General Growth Properties, Inc. (REIT)	12,636	290,249
Hatteras Financial Corp. (REIT)	2,340	45,794
HCP, Inc. (REIT)	11,076	463,641
Health Care REIT, Inc. (REIT)	7,020	442,892
Healthcare Realty Trust, Inc. (REIT)	2,340	58,851
Highwoods Properties, Inc. (REIT)	2,184	88,124
Home Properties, Inc. (REIT)	1,404	86,486
Hospitality Properties Trust (REIT)	3,666	110,163
Host Hotels & Resorts, Inc. (REIT)	18,408	394,852
Invesco Mortgage Capital, Inc. (REIT)	2,964	49,410
Jones Lang LaSalle, Inc. (Real Estate)	1,092	126,552
Kilroy Realty Corp. (REIT)	2,028	120,808
Kimco Realty Corp. (REIT)	9,984	228,833
LaSalle Hotel Properties (REIT)	2,496	82,568
Lexington Realty Trust (REIT)	4,992	53,714
Liberty Property Trust (REIT)	3,588	134,550
Mack-Cali Realty Corp. (REIT)	2,184	44,488
Medical Properties Trust, Inc. (REIT)	4,134	55,809
MFA Financial, Inc. (REIT)	8,892	70,514
Mid-America Apartment Communities, Inc. (REIT)	1,794	124,952
National Retail Properties, Inc. (REIT)	2,964	101,161
OMEGA Healthcare Investors, Inc. (REIT)	3,042	105,801
Piedmont Office Realty Trust, Inc. - Class A (REIT)	3,744	65,932
Plum Creek Timber Co., Inc. (REIT)	4,290	187,044
Post Properties, Inc. (REIT)	1,326	66,578
Potlatch Corp. (REIT)	1,014	38,765
Prologis, Inc. (REIT)	12,168	494,386
Public Storage, Inc. (REIT)	3,510	616,040
Rayonier, Inc. (REIT)	3,042	137,194
Realogy Holdings Corp.* (Real Estate)	3,588	150,876
Realty Income Corp. (REIT)	5,304	230,459
Redwood Trust, Inc. (REIT)	2,028	44,210
Regency Centers Corp. (REIT)	2,262	118,597
Retail Properties of America, Inc. (REIT)	4,524	64,784
RLJ Lodging Trust (REIT)	2,964	79,050
Ryman Hospitality Properties, Inc. (REIT)	1,248	56,846
Senior Housing Properties Trust (REIT)	4,914	115,332
Simon Property Group, Inc. (REIT)	7,644	1,323,941
SL Green Realty Corp. (REIT)	2,340	245,021
Sovran Self Storage, Inc. (REIT)	780	59,202
Spirit Realty Capital, Inc. (REIT)	8,580	92,407
St. Joe Co.* (Real Estate)	2,262	40,377
Starwood Property Trust, Inc. (REIT)	5,304	127,561
Starwood Waypoint Residential Trust* (REIT)	936	25,431
Sunstone Hotel Investors, Inc. (REIT)	4,446	63,622
Tanger Factory Outlet Centers, Inc. (REIT)	2,340	83,491
Taubman Centers, Inc. (REIT)	1,560	113,630
The Geo Group, Inc. (REIT)	1,716	57,537
The Howard Hughes Corp.* (Real Estate)	780	111,353
The Macerich Co. (REIT)	3,432	222,771
Two Harbors Investment Corp. (REIT)	8,892	92,299
UDR, Inc. (REIT)	6,084	157,332
Ventas, Inc. (REIT)	7,176	474,190
Vornado Realty Trust (REIT)	4,212	432,151
Washington REIT (REIT)	1,638	40,065
Weingarten Realty Investors (REIT)	2,730	85,176
Weyerhaeuser Co. (REIT)	14,196	423,751
WP Carey, Inc. (Real Estate)	1,404	86,318
TOTAL COMMON STOCKS (Cost $9,440,601)		16,585,754

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $9,418,004	$9,418,000	$9,418,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,418,000)		9,418,000

TOTAL INVESTMENT SECURITIES (Cost $18,858,601) - 101.0%		26,003,754
Net other assets (liabilities) - (1.0)%		(245,010)

NET ASSETS - 100.0%		$25,758,744

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $4,468,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	0.62%	05/23/14	$11,649,561	$123,794
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	0.32%	05/23/14	10,415,520	110,582
				$234,376

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Real Estate	$806,360	3.1%
REIT	15,189,408	59.0%
Telecommunications	589,986	2.3%
Other **	9,172,990	35.6%
Total	$25,758,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (68.3%)
Advanced Micro Devices, Inc.* (Semiconductors)	40,174	$164,312
Altera Corp. (Semiconductors)	20,466	665,554
Analog Devices, Inc. (Semiconductors)	20,466	1,049,701
Applied Materials, Inc. (Semiconductors)	78,832	1,502,538
Atmel Corp.* (Semiconductors)	27,288	212,028
Avago Technologies, Ltd. (Semiconductors)	15,918	1,010,793
Broadcom Corp. - Class A (Semiconductors)	35,626	1,097,637
Cavium, Inc.* (Semiconductors)	3,790	160,582
Cirrus Logic, Inc.* (Semiconductors)	3,790	84,517
Cree, Inc.* (Semiconductors)	7,580	357,549
Cypress Semiconductor Corp. (Semiconductors)	9,096	86,139
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,338	106,143
Hittite Microwave Corp. (Semiconductors)	2,274	134,985
Integrated Device Technology, Inc.* (Semiconductors)	9,096	106,150
Intel Corp. (Semiconductors)	322,908	8,618,416
InterDigital, Inc. (Telecommunications)	2,274	78,953
International Rectifier Corp.* (Semiconductors)	4,548	118,430
KLA-Tencor Corp. (Semiconductors)	10,612	679,062
Lam Research Corp.* (Semiconductors)	10,612	611,357
Linear Technology Corp. (Semiconductors)	15,160	674,620
LSI Logic Corp. (Semiconductors)	36,384	405,318
Marvell Technology Group, Ltd. (Semiconductors)	26,530	420,766
Maxim Integrated Products, Inc. (Semiconductors)	18,192	590,148
Microchip Technology, Inc. (Semiconductors)	12,886	612,600
Micron Technology, Inc.* (Semiconductors)	68,978	1,801,705
Microsemi Corp.* (Semiconductors)	6,064	142,625
NVIDIA Corp. (Semiconductors)	35,626	658,012
ON Semiconductor Corp.* (Semiconductors)	29,562	278,178
PMC-Sierra, Inc.* (Semiconductors)	12,886	88,140
RF Micro Devices, Inc.* (Telecommunications)	18,192	153,541
Semtech Corp.* (Semiconductors)	4,548	109,061
Silicon Laboratories, Inc.* (Semiconductors)	2,274	102,216
Skyworks Solutions, Inc.* (Semiconductors)	12,128	497,854
SunEdison, Inc.* (Semiconductors)	15,918	306,103
Synaptics, Inc.* (Computers)	2,274	141,329
Teradyne, Inc.* (Semiconductors)	12,886	227,696
Texas Instruments, Inc. (Semiconductors)	70,494	3,203,953
Xilinx, Inc. (Semiconductors)	17,434	822,710
TOTAL COMMON STOCKS (Cost $27,924,152)		28,081,421

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $13,016,005	$13,016,000	$13,016,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,016,000)		13,016,000

TOTAL INVESTMENT SECURITIES (Cost $40,940,152) - 100.0%		41,097,421
Net other assets (liabilities) - NM		(9,161)

NET ASSETS - 100.0%		$41,088,260

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $7,415,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	0.62%	05/23/14	$19,099,567	$(254,786)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	0.47%	05/23/14	14,446,798	(221,641)
				$(476,427)

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Computers	$141,329	0.3%
Semiconductors	27,707,598	67.4%
Telecommunications	232,494	0.6%
Other **	13,006,839	31.7%
Total	$41,088,260	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (72.7%)
3D Systems Corp.* (Computers)	466	$22,060
ACI Worldwide, Inc.* (Software)	233	13,316
Adobe Systems, Inc.* (Software)	2,330	143,738
ADTRAN, Inc. (Telecommunications)	233	5,226
Advanced Micro Devices, Inc.* (Semiconductors)	3,262	13,342
Akamai Technologies, Inc.* (Software)	932	49,461
Allscripts Healthcare Solutions, Inc.* (Software)	932	14,185
Altera Corp. (Semiconductors)	1,631	53,040
Amdocs, Ltd. (Telecommunications)	932	43,366
Analog Devices, Inc. (Semiconductors)	1,631	83,654
ANSYS, Inc.* (Software)	466	35,560
AOL, Inc.* (Internet)	466	19,949
Apple Computer, Inc. (Computers)	4,660	2,749,820
Applied Materials, Inc. (Semiconductors)	6,291	119,906
ARRIS Group, Inc.* (Telecommunications)	699	18,237
Aruba Networks, Inc.* (Telecommunications)	466	9,213
Aspen Technology, Inc.* (Software)	466	20,033
athenahealth, Inc.* (Software)	233	28,808
Atmel Corp.* (Semiconductors)	2,330	18,104
Autodesk, Inc.* (Software)	1,165	55,943
Avago Technologies, Ltd. (Semiconductors)	1,398	88,773
Broadcom Corp. - Class A (Semiconductors)	2,796	86,145
Brocade Communications Systems, Inc.* (Computers)	2,330	21,692
CA, Inc. (Software)	1,631	49,158
CACI International, Inc.* - Class A (Computers)	233	16,228
Cadence Design Systems, Inc.* (Computers)	1,631	25,378
Cavium, Inc.* (Semiconductors)	233	9,872
Cerner Corp.* (Software)	1,631	83,671
Ciena Corp.* (Telecommunications)	466	9,213
Cirrus Logic, Inc.* (Semiconductors)	233	5,196
Cisco Systems, Inc. (Telecommunications)	27,028	624,616
Citrix Systems, Inc.* (Software)	932	55,277
Cognizant Technology Solutions Corp.* (Computers)	3,262	156,267
CommVault Systems, Inc.* (Software)	233	11,277
Computer Sciences Corp. (Computers)	699	41,367
Compuware Corp. (Software)	1,165	12,069
Concur Technologies, Inc.* (Software)	233	18,750
Corning, Inc. (Telecommunications)	7,223	151,033
Cree, Inc.* (Semiconductors)	699	32,972
Cypress Semiconductor Corp. (Semiconductors)	699	6,620
Diebold, Inc. (Computers)	233	8,763
DST Systems, Inc. (Computers)	233	21,480
Electronics for Imaging, Inc.* (Computers)	233	8,805
EMC Corp. (Computers)	10,718	276,525
Equinix, Inc.* (Internet)	233	43,760
F5 Networks, Inc.* (Internet)	466	49,009
Facebook, Inc.* - Class A (Internet)	8,854	529,292
Fair Isaac Corp. (Software)	233	13,328
Fairchild Semiconductor International, Inc.* (Semiconductors)	699	8,898
Finisar Corp.* (Telecommunications)	466	12,186
Fortinet, Inc.* (Computers)	699	15,364
Garmin, Ltd. (Electronics)	699	39,913
Gartner Group, Inc.* (Commercial Services)	466	32,126
Google, Inc.* - Class C (Internet)	1,398	736,270
Google, Inc.* - Class A (Internet)	1,398	747,763
Guidewire Software, Inc.* (Software)	466	17,596
Harris Corp. (Telecommunications)	466	34,260
Hewlett-Packard Co. (Computers)	10,019	331,229
Hittite Microwave Corp. (Semiconductors)	233	13,831
IAC/InterActiveCorp (Internet)	466	30,886
Informatica Corp.* (Software)	466	16,520
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	699	18,845
Integrated Device Technology, Inc.* (Semiconductors)	699	8,157
Intel Corp. (Semiconductors)	26,096	696,502
InterDigital, Inc. (Telecommunications)	233	8,090
International Business Machines Corp. (Computers)	5,126	1,007,106
International Rectifier Corp.* (Semiconductors)	466	12,135
Intuit, Inc. (Software)	1,398	105,899
j2 Global, Inc. (Computers)	233	10,802
JDS Uniphase Corp.* (Telecommunications)	1,165	14,761
Juniper Networks, Inc.* (Telecommunications)	2,563	63,280
KLA-Tencor Corp. (Semiconductors)	932	59,639
Lam Research Corp.* (Semiconductors)	932	53,693
Leidos Holdings, Inc. (Commercial Services)	466	17,354
Lexmark International, Inc. - Class A (Computers)	233	10,019
Linear Technology Corp. (Semiconductors)	1,165	51,843
LSI Logic Corp. (Semiconductors)	3,029	33,743
Marvell Technology Group, Ltd. (Semiconductors)	2,097	33,258
Maxim Integrated Products, Inc. (Semiconductors)	1,398	45,351
Medidata Solutions, Inc.* (Software)	233	8,460
Mentor Graphics Corp. (Computers)	466	9,646
Microchip Technology, Inc. (Semiconductors)	932	44,307
Micron Technology, Inc.* (Semiconductors)	5,592	146,063
Micros Systems, Inc.* (Computers)	466	23,999
Microsemi Corp.* (Semiconductors)	466	10,960
Microsoft Corp. (Software)	39,610	1,600,244
Motorola Solutions, Inc. (Telecommunications)	1,165	74,071
NCR Corp.* (Computers)	932	28,435
NetApp, Inc. (Computers)	1,631	58,080
NetSuite, Inc.* (Software)	233	18,013
Nuance Communications, Inc.* (Software)	1,398	22,494
NVIDIA Corp. (Semiconductors)	2,796	51,642

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ON Semiconductor Corp.* (Semiconductors)	2,330	$21,925
Oracle Corp. (Software)	18,174	742,953
Palo Alto Networks, Inc.* (Telecommunications)	233	14,814
Pandora Media, Inc.* (Internet)	932	21,827
Pitney Bowes, Inc. (Office/Business Equipment)	1,165	31,222
Plantronics, Inc. (Telecommunications)	233	10,152
PMC-Sierra, Inc.* (Semiconductors)	1,165	7,969
Polycom, Inc.* (Telecommunications)	699	8,598
Progress Software Corp.* (Software)	233	5,000
PTC, Inc.* (Software)	699	24,724
QLIK Technologies, Inc.* (Software)	466	10,243
Qualcomm, Inc. (Semiconductors)	8,854	696,898
Rackspace Hosting, Inc.* (Internet)	699	20,285
Red Hat, Inc.* (Software)	932	45,342
RF Micro Devices, Inc.* (Telecommunications)	1,398	11,799
Riverbed Technology, Inc.* (Computers)	932	18,127
Rovi Corp.* (Semiconductors)	466	10,387
Salesforce.com, Inc.* (Software)	3,029	156,448
SanDisk Corp. (Computers)	1,165	98,990
Science Applications International Corp. (Commercial Services)	233	9,087
Seagate Technology PLC (Computers)	1,631	85,758
Semtech Corp.* (Semiconductors)	466	11,175
Servicenow, Inc.* (Software)	466	23,170
Silicon Laboratories, Inc.* (Semiconductors)	233	10,473
Skyworks Solutions, Inc.* (Semiconductors)	932	38,259
Solarwinds, Inc.* (Software)	233	9,395
Solera Holdings, Inc. (Software)	466	30,187
Splunk, Inc.* (Internet)	466	25,430
SS&C Technologies Holdings, Inc.* (Software)	233	9,068
SunEdison, Inc.* (Semiconductors)	1,398	26,884
Symantec Corp. (Internet)	3,728	75,604
Synaptics, Inc.* (Computers)	233	14,481
Synopsys, Inc.* (Computers)	699	26,296
Tech Data Corp.* (Electronics)	233	14,560
Teradata Corp.* (Computers)	932	42,369
Teradyne, Inc.* (Semiconductors)	932	16,468
Texas Instruments, Inc. (Semiconductors)	5,592	254,156
The Ultimate Software Group, Inc.* (Software)	233	27,874
Tibco Software, Inc.* (Internet)	699	13,721
Twitter, Inc.* (Internet)	466	18,160
Tyler Technologies, Inc.* (Software)	233	19,024
Vantiv, Inc.* (Commercial Services)	699	21,494
VeriFone Systems, Inc.* (Software)	699	23,375
VeriSign, Inc.* (Internet)	699	32,979
ViaSat, Inc.* (Telecommunications)	233	14,961
VMware, Inc.* - Class A (Software)	466	43,110
Western Digital Corp. (Computers)	1,165	102,671
Workday, Inc.* (Software)	233	17,025
Xilinx, Inc. (Semiconductors)	1,398	65,972
Yahoo!, Inc.* (Internet)	4,893	175,903
TOTAL COMMON STOCKS (Cost $11,908,264)		15,614,022

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $5,399,002	$5,399,000	$5,399,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,399,000)		5,399,000

TOTAL INVESTMENT SECURITIES (Cost $17,307,264) - 97.8%		21,013,022
Net other assets (liabilities) - 2.2%		475,186

NET ASSETS - 100.0%		$21,488,208

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,212,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	0.62%	05/23/14	$8,258,286	$112,543
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	0.42%	05/23/14	8,355,202	123,883
				$236,426

Technology UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Commercial Services	$80,061	0.4%
Computers	5,231,757	24.3%
Distribution/Wholesale	18,845	0.1%
Electronics	54,473	0.3%
Internet	2,540,839	11.8%
Office/Business Equipment	31,222	0.1%
Semiconductors	2,948,212	13.7%
Software	3,580,737	16.8%
Telecommunications	1,127,876	5.2%
Other **	5,874,186	27.3%
Total	$21,488,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (56.5%)
AT&T, Inc. (Telecommunications)	28,826	$1,029,088
CenturyLink, Inc. (Telecommunications)	3,195	111,537
Frontier Communications Corp. (Telecommunications)	5,538	32,951
Level 3 Communications, Inc.* (Telecommunications)	923	39,717
NII Holdings, Inc.* - Class B (Telecommunications)	923	794
SBA Communications Corp.* - Class A (Telecommunications)	710	63,730
Sprint Corp.* (Telecommunications)	4,757	40,435
Telephone & Data Systems, Inc. (Telecommunications)	568	15,444
T-Mobile U.S., Inc.* (Telecommunications)	1,420	41,591
tw telecom, Inc.* (Telecommunications)	781	23,969
Verizon Communications, Inc. (Telecommunications)	22,933	1,071,659
Windstream Holdings, Inc. (Telecommunications)	3,266	29,623
TOTAL COMMON STOCKS (Cost $1,877,165)		2,500,538

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $1,068,000	$1,068,000	$1,068,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,068,000)		1,068,000

TOTAL INVESTMENT SECURITIES (Cost $2,945,165) - 80.7%		3,568,538
Net other assets (liabilities) - 19.3%		853,670

NET ASSETS - 100.0%		$4,422,208

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $706,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	0.62%	05/23/14	$2,523,057	$5,734
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	0.47%	05/23/14	1,621,490	(5,757)
				$(23)

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Telecommunications	$2,500,538	56.5%
Other **	1,921,670	43.5%
Total	$4,422,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Shares	Value
Common Stocks (72.6%)
AGL Resources, Inc. (Gas)	5,962	$321,948
ALLETE, Inc. (Electric)	1,897	98,189
Alliant Energy Corp. (Electric)	5,420	316,962
Ameren Corp. (Electric)	11,924	492,580
American Electric Power, Inc. (Electric)	24,119	1,297,843
American Water Works Co., Inc. (Water)	8,943	407,175
Aqua America, Inc. (Water)	8,672	217,580
Atmos Energy Corp. (Gas)	4,878	248,973
Avista Corp. (Electric)	2,981	95,839
Black Hills Corp. (Electric)	2,168	125,202
Calpine Corp.* (Electric)	17,344	397,698
CenterPoint Energy, Inc. (Gas)	21,138	523,377
Cleco Corp. (Electric)	2,981	156,652
CMS Energy Corp. (Electric)	13,279	402,486
Consolidated Edison, Inc. (Electric)	14,634	849,211
Dominion Resources, Inc. (Electrical Components & Equipment)	28,726	2,083,784
DTE Energy Co. (Electric)	8,672	677,630
Duke Energy Corp. (Electric)	34,959	2,604,096
Dynegy, Inc.* (Electric)	4,878	138,779
Edison International (Electric)	16,260	919,666
El Paso Electric Co. (Electric)	1,897	71,745
Entergy Corp. (Electric)	8,943	648,368
Exelon Corp. (Electric)	41,463	1,452,449
FirstEnergy Corp. (Electric)	20,867	704,261
Great Plains Energy, Inc. (Electric)	7,588	203,586
Hawaiian Electric Industries, Inc. (Electric)	5,149	123,525
IDACORP, Inc. (Electric)	2,439	136,925
Integrys Energy Group, Inc. (Electric)	4,065	249,103
ITC Holdings Corp. (Electric)	7,859	290,547
National Fuel Gas Co. (Gas)	4,065	299,347
New Jersey Resources Corp. (Gas)	2,168	107,815
NextEra Energy, Inc. (Electric)	21,680	2,164,749
NiSource, Inc. (Gas)	15,447	561,035
Northeast Utilities System (Electric)	15,718	742,833
Northwest Natural Gas Co. (Gas)	1,355	59,986
NorthWestern Corp. (Electric)	1,897	91,777
NRG Energy, Inc. (Electric)	16,260	532,027
ONE Gas, Inc. (Pipelines)	2,710	99,132
Pepco Holdings, Inc. (Electric)	12,466	333,590
PG&E Corp. (Electric)	22,764	1,037,583
Piedmont Natural Gas Co., Inc. (Gas)	3,794	135,787
Pinnacle West Capital Corp. (Electric)	5,420	303,249
PNM Resources, Inc. (Electric)	4,065	112,519
Portland General Electric Co. (Electric)	3,794	126,985
PPL Corp. (Electric)	31,165	1,039,041
Public Service Enterprise Group, Inc. (Electric)	25,203	1,032,567
Questar Corp. (Gas)	8,672	210,556
SCANA Corp. (Electric)	7,046	378,229
Sempra Energy (Gas)	11,382	1,122,378
South Jersey Industries, Inc. (Gas)	1,626	93,414
Southern Co. (Electric)	32,520	1,490,392
Southwest Gas Corp. (Gas)	2,439	134,169
TECO Energy, Inc. (Electric)	10,298	184,952
The AES Corp. (Electric)	32,791	473,830
UGI Corp. (Gas)	5,691	265,713
UIL Holdings Corp. (Electric)	2,710	99,538
UNS Energy Corp. (Electric)	2,168	130,210
Vectren Corp. (Gas)	4,065	164,917
Westar Energy, Inc. (Electric)	6,504	233,364
WGL Holdings, Inc. (Gas)	2,439	97,048
Wisconsin Energy Corp. (Electric)	11,111	538,661
Xcel Energy, Inc. (Electric)	24,661	785,946
TOTAL COMMON STOCKS (Cost $27,747,719)		31,439,518

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $11,080,004	$11,080,000	$11,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,080,000)		11,080,000
TOTAL INVESTMENT SECURITIES (Cost $38,827,719) - 98.2%		42,519,518
Net other assets (liabilities) - 1.8%		769,916

NET ASSETS - 100.0%		$43,289,434

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $6,899,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	0.62%	05/23/14	$18,746,489	$317,100
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	0.42%	05/23/14	14,874,813	252,744
				$569,844

Utilities UltraSector ProFund invested in the following industries as of April 30, 2014:

	Value	% of Net Assets
Electric	$24,285,384	56.2%
Electrical Components & Equipment	2,083,784	4.8%
Gas	4,346,463	10.0%
Pipelines	99,132	0.2%
Water	624,755	1.4%
Other **	11,849,916	27.4%
Total	$43,289,434	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(113.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $3,718,001	$3,718,000	$3,718,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,718,000)		3,718,000
TOTAL INVESTMENT SECURITIES
(Cost $3,718,000) - 113.2%		3,718,000
Net other assets (liabilities) - (13.2)%		(432,320)

NET ASSETS - 100.0%		$3,285,680

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $920,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	0.27%	05/23/14	$(1,529,813)	$9,010
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	0.02%	05/23/14	(1,752,848)	82
				$9,092

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(106.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $15,695,006	$15,695,000	$15,695,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,695,000)		15,695,000
TOTAL INVESTMENT SECURITIES
(Cost $15,695,000) - 106.9%		15,695,000
Net other assets (liabilities) - (6.9)%		(1,008,131)

NET ASSETS - 100.0%		$14,686,869

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $3,722,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	0.02%	05/23/14	$(7,305,495)	$(33,529)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(0.08)%	05/23/14	(7,360,829)	(20,941)
				$(54,470)

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $1,056,000	$1,056,000	$1,056,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,056,000)		1,056,000
TOTAL INVESTMENT SECURITIES
(Cost $1,056,000) - 102.1%		1,056,000
Net other assets (liabilities) - (2.1)%		(21,435)

NET ASSETS - 100.0%		$1,034,565

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $527,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	0.27%	05/23/14	$(520,212)	$(15,717)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(0.13)%	05/23/14	(513,268)	(10,241)
				$(25,958)

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (47.9%)
U.S. Treasury Bonds, 3.63%, 2/15/44	$9,820,000	$10,110,764
TOTAL U.S. TREASURY OBLIGATION
(Cost $9,665,330)		10,110,764

Repurchase Agreements(a)(b)(140.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $29,566,012	29,566,000	29,566,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,566,000)		29,566,000
TOTAL INVESTMENT SECURITIES
(Cost $39,231,330) - 188.0%		39,676,764
Net other assets (liabilities) - (88.0)%		(18,571,083)

NET ASSETS - 100.0%		$21,105,681

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $50,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.63% due on 2/15/44	(0.11)%	5/6/14	$16,061,906	$665,966
				$665,966

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(100.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $26,810,011	$26,810,000	$26,810,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,810,000)		26,810,000
TOTAL INVESTMENT SECURITIES
(Cost $26,810,000) - 100.5%		26,810,000
Net other assets (liabilities) - (0.5)%		(137,362)

NET ASSETS - 100.0%		$26,672,638

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.75% due on 2/15/24	(0.18)%	5/6/14	$(26,519,852)	$(144,469)
				$(144,469)

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(75.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $94,463,038	$94,463,000	$94,463,000
TOTAL REPURCHASE AGREEMENTS
(Cost $94,463,000)		94,463,000
TOTAL INVESTMENT SECURITIES
(Cost $94,463,000) - 75.3%		94,463,000
Net other assets (liabilities) - 24.7%		31,002,629

NET ASSETS - 100.0%		$125,465,629

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2014, the aggregate amount held in a segregated account was $2,071,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.63% due on 02/15/44	(0.19)%	5/6/14	$(155,059,172)	$(2,232,593)
				$(2,232,593)

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.0%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $25,776,010	$25,776,000	$25,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,776,000)		25,776,000
TOTAL INVESTMENT SECURITIES (Cost $25,776,000) - 98.0%		25,776,000
Net other assets (liabilities) - 2.0%		536,279

NET ASSETS - 100.0%		$26,312,279

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2014, the aggregate amount held in a segregated account was $2,934,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/9/14	1,092,276	$1,817,668	$1,843,839	$(26,171)
Canadian dollar vs. U.S. dollar	5/9/14	2,034,840	1,842,818	1,856,364	(13,546)
Euro vs. U.S. dollar	5/9/14	6,303,874	8,681,298	8,744,511	(63,213)
Japanese yen vs. U.S. dollar	5/9/14	150,135,018	1,449,693	1,468,829	(19,136)
Swedish krona vs. U.S. dollar	5/9/14	3,985,272	614,494	613,055	1,439
Swiss franc vs. U.S. dollar	5/9/14	534,948	604,184	608,004	(3,820)
Total Short Contracts			$15,010,155	$15,134,602	$(124,447)

Long:
British pound vs. U.S. dollar	5/9/14	154,908	$260,488	$261,497	$1,009
Canadian dollar vs. U.S. dollar	5/9/14	208,588	190,539	190,292	(247)
Euro vs. U.S. dollar	5/9/14	851,571	1,178,461	1,181,270	2,809
Japanese yen vs. U.S. dollar	5/9/14	30,838,714	302,457	301,707	(750)
Swedish krona vs. U.S. dollar	5/9/14	644,170	99,097	99,093	(4)
Swiss franc vs. U.S. dollar	5/9/14	64,424	73,084	73,222	138
Total Long Contracts			$2,104,126	$2,107,081	$2,955

At April 30, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/9/14	1,001,252	$1,665,540	$1,690,185	$(24,645)
Canadian dollar vs. U.S. dollar	5/9/14	935,104	846,809	853,086	(6,277)
Euro vs. U.S. dollar	5/9/14	5,935,550	8,173,668	8,233,585	(59,917)
Japanese yen vs. U.S. dollar	5/9/14	265,718,327	2,562,474	2,599,625	(37,151)
Swedish krona vs. U.S. dollar	5/9/14	4,084,195	630,863	628,273	2,590
Swiss franc vs. U.S. dollar	5/9/14	397,041	448,245	451,263	(3,018)
Total Short Contracts			$14,327,599	$14,456,017	$(128,418)

Long:
British pound vs. U.S. dollar	5/9/14	84,268	$139,964	$142,251	$2,287
Canadian dollar vs. U.S. dollar	5/9/14	137,613	125,376	125,543	167
Euro vs. U.S. dollar	5/9/14	464,505	638,462	644,345	5,883
Japanese yen vs. U.S. dollar	5/9/14	19,297,809	187,281	188,798	1,517
Swedish krona vs. U.S. dollar	5/9/14	241,619	37,015	37,168	153
Swiss franc vs. U.S. dollar	5/9/14	34,360	38,720	39,053	333
Total Long Contracts			$1,166,818	$1,177,158	$10,340

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 4/30/14, due 5/1/14, total to be received $5,266,002	$5,266,000	$5,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,266,000)		5,266,000
TOTAL INVESTMENT SECURITIES (Cost $5,266,000) - 108.9%		5,266,000
Net other assets (liabilities) - (8.9)%		(428,856)

NET ASSETS - 100.0%		$4,837,144

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2014, the aggregate amount held in a segregated account was $560,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	5/9/14	78,604	$131,637	$132,690	$(1,053)
Canadian dollar vs. U.S. dollar	5/9/14	112,525	102,602	102,655	(53)
Euro vs. U.S. dollar	5/9/14	445,095	614,215	617,420	(3,205)
Japanese yen vs. U.S. dollar	5/9/14	16,023,838	156,298	156,767	(469)
Swedish krona vs. U.S. dollar	5/9/14	296,743	45,516	45,648	(132)
Swiss franc vs. U.S. dollar	5/9/14	33,630	38,020	38,223	(203)
Total Short Contracts			$1,088,288	$1,093,403	$(5,115)

Long:
British pound vs. U.S. dollar	5/9/14	241,354	$401,957	$407,423	$5,466
Canadian dollar vs. U.S. dollar	5/9/14	428,816	388,393	391,204	2,811
Euro vs. U.S. dollar	5/9/14	1,326,279	1,827,001	1,839,767	12,766
Japanese yen vs. U.S. dollar	5/9/14	39,529,251	382,112	386,730	4,618
Swedish krona vs. U.S. dollar	5/9/14	1,289,683	198,753	198,392	(361)
Swiss franc vs. U.S. dollar	5/9/14	80,042	90,449	90,974	525
Total Long Contracts			$3,288,665	$3,314,490	$25,825

At April 30, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	5/9/14	178,359	$296,693	$301,083	$4,390
Canadian dollar vs. U.S. dollar	5/9/14	166,349	150,642	151,759	1,117
Euro vs. U.S. dollar	5/9/14	1,128,193	1,553,600	1,564,989	11,389
Japanese yen vs. U.S. dollar	5/9/14	43,768,615	422,086	428,205	6,119
Swedish krona vs. U.S. dollar	5/9/14	328,507	50,742	50,534	(208)
Swiss franc vs. U.S. dollar	5/9/14	106,855	120,636	121,448	812
Total Long Contracts			$2,594,399	$2,618,018	$23,619

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of April 30, 2014, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.02%, dated 4/30/14, due 5/1/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 4/30/14, due 5/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 4/30/14, due 5/1/14(3)	RBC Capital Markets, LLC, 0.01%, dated 4/30/14, due 5/1/14(4)	Societe Generale, 0.03%, dated 4/30/14, due 5/1/14(5)	UMB Bank, N.A., 0.01%, dated 4/30/14, due 5/1/14(6)
Bull ProFund	$3,763,000	$7,528,000	$6,273,000	$7,528,000	$10,037,000	$3,365,000
Mid-Cap ProFund	3,428,000	6,857,000	5,714,000	6,857,000	9,143,000	3,069,000

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.02%, dated 4/30/14, due 5/1/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 4/30/14, due 5/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 4/30/14, due 5/1/14(3)	RBC Capital Markets, LLC, 0.01%, dated 4/30/14, due 5/1/14(4)	Societe Generale, 0.03%, dated 4/30/14, due 5/1/14(5)	UMB Bank, N.A., 0.01%, dated 4/30/14, due 5/1/14(6)
Small-Cap ProFund	$3,886,000	$7,774,000	$6,478,000	$7,774,000	$10,366,000	$3,479,000
NASDAQ-100 ProFund	1,653,000	3,307,000	2,756,000	3,307,000	4,410,000	1,486,000
Mid-Cap Growth ProFund	2,000	5,000	4,000	5,000	7,000	4,000
Small-Cap Growth ProFund	3,000	7,000	5,000	7,000	9,000	5,000
Europe 30 ProFund	12,000	24,000	20,000	24,000	32,000	12,000
UltraBull ProFund	2,723,000	5,447,000	4,539,000	5,447,000	7,263,000	2,438,000
UltraMid-Cap ProFund	1,824,000	3,650,000	3,041,000	3,650,000	4,867,000	1,639,000
UltraSmall-Cap ProFund	1,196,000	2,396,000	1,996,000	2,396,000	3,196,000	1,083,000
UltraDow 30 ProFund	898,000	1,798,000	1,498,000	1,798,000	2,398,000	813,000
UltraNASDAQ-100 ProFund	4,422,000	8,845,000	7,370,000	8,845,000	11,793,000	3,957,000
UltraInternational ProFund	5,798,000	11,598,000	9,666,000	11,598,000	15,464,000	5,185,000
UltraEmerging Markets ProFund	634,000	1,270,000	1,058,000	1,270,000	1,693,000	572,000
UltraLatin America ProFund	313,000	627,000	524,000	627,000	837,000	289,000
UltraChina ProFund	310,000	622,000	518,000	622,000	830,000	284,000
UltraJapan ProFund	2,973,000	5,947,000	4,956,000	5,947,000	7,930,000	2,662,000
Bear ProFund	3,797,000	7,596,000	6,330,000	7,596,000	10,128,000	3,400,000
Short Small-Cap ProFund	1,228,000	2,458,000	2,048,000	2,458,000	3,278,000	1,108,000
Short NASDAQ-100 ProFund	815,000	1,630,000	1,358,000	1,630,000	2,174,000	734,000
UltraBear ProFund	2,277,000	4,555,000	3,796,000	4,555,000	6,075,000	2,040,000
UltraShort Mid-Cap ProFund	282,000	564,000	470,000	564,000	754,000	260,000
UltraShort Small-Cap ProFund	2,345,000	4,691,000	3,909,000	4,691,000	6,256,000	2,105,000
UltraShort Dow 30 ProFund	409,000	821,000	684,000	821,000	1,096,000	376,000
UltraShort NASDAQ-100 ProFund	1,456,000	2,913,000	2,427,000	2,913,000	3,886,000	1,313,000
UltraShort International ProFund	217,000	436,000	363,000	436,000	582,000	202,000
UltraShort Emerging Markets ProFund	1,275,000	2,552,000	2,127,000	2,552,000	3,404,000	1,148,000
UltraShort Latin America ProFund	364,000	729,000	607,000	729,000	973,000	335,000
UltraShort China ProFund	199,000	400,000	334,000	400,000	535,000	190,000
UltraShort Japan ProFund	263,000	528,000	440,000	528,000	705,000	243,000
Banks UltraSector ProFund	404,000	811,000	676,000	811,000	1,082,000	371,000
Basic Materials UltraSector ProFund	1,141,000	2,284,000	1,904,000	2,284,000	3,047,000	1,026,000
Biotechnology UltraSector ProFund	9,743,000	19,489,000	16,240,000	19,489,000	25,986,000	8,712,000
Consumer Goods UltraSector ProFund	495,000	992,000	827,000	992,000	1,324,000	450,000
Consumer Services UltraSector ProFund	699,000	1,400,000	1,166,000	1,400,000	1,867,000	634,000
Financials UltraSector ProFund	545,000	1,091,000	909,000	1,091,000	1,456,000	495,000
Health Care UltraSector ProFund	671,000	1,345,000	1,121,000	1,345,000	1,795,000	615,000
Industrials UltraSector ProFund	335,000	672,000	560,000	672,000	896,000	309,000
Internet UltraSector ProFund	1,966,000	3,934,000	3,279,000	3,934,000	5,246,000	1,765,000
Mobile Telecommunications UltraSector ProFund	135,000	273,000	227,000	273,000	364,000	130,000
Oil & Gas UltraSector ProFund	1,979,000	3,960,000	3,299,000	3,960,000	5,281,000	1,775,000
Oil Equipment, Services & Distribution UltraSector ProFund	973,000	1,949,000	1,623,000	1,949,000	2,598,000	875,000
Pharmaceuticals UltraSector ProFund	914,000	1,829,000	1,523,000	1,829,000	2,438,000	821,000
Precious Metals UltraSector ProFund	498,000	997,000	831,000	997,000	1,330,000	453,000
Real Estate UltraSector ProFund	920,000	1,841,000	1,534,000	1,841,000	2,455,000	827,000
Semiconductor UltraSector ProFund	1,271,000	2,544,000	2,120,000	2,544,000	3,392,000	1,145,000
Technology UltraSector ProFund	526,000	1,054,000	879,000	1,054,000	1,407,000	479,000
Telecommunications UltraSector ProFund	103,000	207,000	172,000	207,000	277,000	102,000
Utilities UltraSector ProFund	1,082,000	2,166,000	1,804,000	2,166,000	2,889,000	973,000
Short Oil & Gas ProFund	362,000	726,000	605,000	726,000	968,000	331,000
Short Precious Metals ProFund	1,533,000	3,068,000	2,556,000	3,068,000	4,092,000	1,378,000
Short Real Estate ProFund	102,000	206,000	171,000	206,000	274,000	97,000
U.S. Government Plus ProFund	2,890,000	5,781,000	4,818,000	5,781,000	7,709,000	2,587,000
Rising Rates Opportunity 10 ProFund	2,621,000	5,243,000	4,369,000	5,243,000	6,991,000	2,343,000
Rising Rates Opportunity ProFund	9,236,000	18,474,000	15,395,000	18,474,000	24,633,000	8,251,000
Rising U.S. Dollar ProFund	2,519,000	5,040,000	4,200,000	5,040,000	6,720,000	2,257,000
Falling U.S. Dollar ProFund	514,000	1,028,000	857,000	1,028,000	1,372,000	467,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2014 as follows:

(1)	Federal National Mortgage Association, 1.06%, due 10/21/17, total value of $94,886,809.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

(2)	U.S. Treasury Strips, effective yield or interest rate in effect at April 30, 2014, 0.936% to 3.654%, due 5/15/14 to 5/15/43, which had an aggregate value of $189,719,451.
(3)	U.S. Treasury Notes, 1.875% to 3.125%, due 9/30/17 to 5/15/21, which had an aggregate value of $158,082,305.
(4)

U.S. Treasury Inflation-Protected Securities (TIPS), 1.625%, due 1/15/15, U.S. Treasury Notes, 2.50%, due 7/15/16, U.S. Treasury Strips, effective yield or interest rate in effect at April 30, 2014, 0.605% to 3.608%, due 5/15/15 to 2/15/36, which had an aggregate value of $189,705,492.

(5)	U.S. Treasury Notes, 4.25%, due 8/15/15, total value of $252,978,867.
(6)	U.S. Treasury Notes, 0.875% to 2.125%, due 10/31/15 to 2/28/17, Federal Farm Credit Banks, 0.20%, due 8/14/15, Federal Home Loan Bank, 1.375%, due 9/12/14, which had an aggregate value of $85,159,100.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of April 30, 2014, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of April 30, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$58,584,661	$—	$—	$—	$58,584,661	$—
Repurchase Agreements	—	—	38,494,000	—	38,494,000	—
Futures Contracts	—	180,194	—	—	—	180,194
Swap Agreements	—	—	—	155,791	—	155,791
Total	$58,584,661	$180,194	$38,494,000	$155,791	$97,078,661	$335,985

Mid-Cap ProFund
Common Stocks	79,249,667	—	—	—	79,249,667	—
Repurchase Agreements	—	—	35,068,000	—	35,068,000	—
Futures Contracts	—	(75,014)	—	—	—	(75,014)
Swap Agreements	—	—	—	281,937	—	281,937
Total	$79,249,667	$(75,014)	$35,068,000	$281,937	$114,317,667	$206,923

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$61,191,941	$—	$49,470	$—	$61,241,411	$—
Repurchase Agreements	—	—	39,757,000	—	39,757,000	—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Futures Contracts	—	(529,963)	—	—	—	(529,963)
Swap Agreements	—	—	—	249,833	—	249,833
Total	$61,191,941	$(529,963)	$39,813,803	$249,833	$101,005,744	$(280,130)

NASDAQ-100 ProFund
Common Stocks	19,170,840	—	—	—	19,170,840	—
Repurchase Agreements	—	—	16,919,000	—	16,919,000	—
Futures Contracts	—	46,955	—	—	—	46,955
Swap Agreements	—	—	—	250,433	—	250,433
Total	$19,170,840	$46,955	$16,919,000	$250,433	$36,089,840	$297,388

Large-Cap Value ProFund
Common Stocks	43,894,191	—	—	—	43,894,191	—
Total	$43,894,191	$—	$—	$—	$43,894,191	$—

Large-Cap Growth ProFund
Common Stocks	13,329,928	—	—	—	13,329,928	—
Total	$13,329,928	$—	$—	$—	$13,329,928	$—

Mid-Cap Value ProFund
Common Stocks	25,175,644	—	—	—	25,175,644	—
Total	$25,175,644	$—	$—	$—	$25,175,644	$—

Mid-Cap Growth ProFund
Common Stocks	7,874,174	—	—	—	7,874,174	—
Repurchase Agreements	—	—	27,000	—	27,000	—
Total	$7,874,174	$—	$27,000	$—	$7,901,174	$—

Small-Cap Value ProFund
Common Stocks	11,522,384	—	23,868	—	11,546,252	—
Total	$11,522,384	$—	$23,868	$—	$11,546,252	$—

Small-Cap Growth ProFund
Common Stocks	5,899,348	—	9,860	—	5,909,208	—
Repurchase Agreements	—	—	36,000	—	36,000	—
Total	$5,899,348	$—	$45,860	$—	$5,945,208	$—

Europe 30 ProFund
Common Stocks	34,165,151	—	—	—	34,165,151	—
Repurchase Agreements	—	—	124,000	—	124,000	—
Total	$34,165,151	$—	$124,000	$—	$34,289,151	$—

UltraBull ProFund
Common Stocks	55,851,425	—	—	—	55,851,425	—
Repurchase Agreements	—	—	27,857,000	—	27,857,000	—
Futures Contracts	—	176,039	—	—	—	176,039
Swap Agreements	—	—	—	700,972	—	700,972
Total	$55,851,425	$176,039	$27,857,000	$700,972	$83,708,425	$877,011

UltraMid-Cap ProFund
Common Stocks	50,566,812	—	—	—	50,566,812	—
Repurchase Agreements	—	—	18,671,000	—	18,671,000	—
Futures Contracts	—	(172,085)	—	—	—	(172,085)
Swap Agreements	—	—	—	754,602	—	754,602
Total	$50,566,812	$(172,085)	$18,671,000	$754,602	$69,237,812	$582,517

UltraSmall-Cap ProFund
Common Stocks	32,593,652	—	26,350	—	32,620,002	—
Repurchase Agreements	—	—	12,263,000	—	12,263,000	—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Futures Contracts	—	(149,615)	—	—	—	(149,615)
Swap Agreements	—	—	—	490,409	—	490,409
Total	$32,593,652	$(149,615)	$12,294,138	$490,409	$44,887,790	$340,794

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$13,446,535	$—	$—	$—	$13,446,535	$—
Repurchase Agreements	—	—	9,203,000	—	9,203,000	—
Futures Contracts	—	63,455	—	—	—	63,455
Swap Agreements	—	—	—	224,174	—	224,174
Total	$13,446,535	$63,455	$9,203,000	$224,174	$22,649,535	$287,629

UltraNASDAQ-100 ProFund
Common Stocks	123,360,187	—	—	—	123,360,187	—
Repurchase Agreements	—	—	45,232,000	—	45,232,000	—
Futures Contracts	—	(803,411)	—	—	—	(803,411)
Swap Agreements	—	—	—	1,901,833	—	1,901,833
Total	$123,360,187	$(803,411)	$45,232,000	$1,901,833	$168,592,187	$1,098,422

UltraInternational ProFund
Repurchase Agreements	—	—	59,309,000	—	59,309,000	—
Swap Agreements	—	—	—	1,159,656	—	1,159,656
Total	$—	$—	$59,309,000	$1,159,656	$59,309,000	$1,159,656

UltraEmerging Markets ProFund
Common Stocks	17,010,968	—	—	—	17,010,968	—
Preferred Stocks	3,458,943	—	—	—	3,458,943	—
Repurchase Agreements	—	—	6,497,000	—	6,497,000	—
Swap Agreements	—	—	—	249,644	—	249,644
Total	$20,469,911	$—	$6,497,000	$249,644	$26,966,911	$249,644

UltraLatin America ProFund
Common Stocks	7,894,397	—	—	—	7,894,397	—
Preferred Stocks	3,065,238	—	—	—	3,065,238	—
Repurchase Agreements	—	—	3,217,000	—	3,217,000	—
Swap Agreements	—	—	—	128,843	—	128,843
Total	$10,959,635	$—	$3,217,000	$128,843	$14,176,635	$128,843

UltraChina ProFund
Common Stocks	11,928,546	—	—	—	11,928,546	—
Repurchase Agreements	—	—	3,186,000	—	3,186,000	—
Swap Agreements	—	—	—	251,163	—	251,163
Total	$11,928,546	$—	$3,186,000	$251,163	$15,114,546	$251,163

UltraJapan ProFund
Repurchase Agreements	—	—	30,415,000	—	30,415,000	—
Futures Contracts	—	(3,243,154)	—	—	—	(3,243,154)
Swap Agreements	—	—	—	(212)	—	(212)
Total	$—	$(3,243,154)	$30,415,000	$(212)	$30,415,000	$(3,243,366)

Bear ProFund
Repurchase Agreements	—	—	38,847,000	—	38,847,000	—
Futures Contracts	—	(51,723)	—	—	—	(51,723)
Swap Agreements	—	—	—	(261,164)	—	(261,164)
Total	$—	$(51,723)	$38,847,000	$(261,164)	$38,847,000	$(312,887)

Short Small-Cap ProFund
Repurchase Agreements	—	—	12,578,000	—	12,578,000	—
Futures Contracts	—	72,015	—	—	—	72,015
Swap Agreements	—	—	—	(110,061)	—	(110,061)
Total	$—	$72,015	$12,578,000	$(110,061)	$12,578,000	$(38,046)

Short NASDAQ-100 ProFund
Repurchase Agreements	—	—	8,341,000	—	8,341,000	—
Futures Contracts	—	(4,180)	—	—	—	(4,180)
Swap Agreements	—	—	—	(73,156)	—	(73,156)
Total	$—	$(4,180)	$8,341,000	$(73,156)	$8,341,000	$(77,336)

UltraBear ProFund
Repurchase Agreements	—	—	23,298,000	—	23,298,000	—
Futures Contracts	—	(31,863)	—	—	—	(31,863)
Swap Agreements	—	—	—	(341,486)	—	(341,486)
Total	$—	$(31,863)	$23,298,000	$(341,486)	$23,298,000	$(373,349)

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,894,000	$—	$2,894,000	$—
Futures Contracts	—	7,153	—	—	—	7,153
Swap Agreements	—	—	—	(53,979)	—	(53,979)
Total	$—	$7,153	$2,894,000	$(53,979)	$2,894,000	$(46,826)

UltraShort Small-Cap ProFund
Repurchase Agreements	—	—	23,997,000	—	23,997,000	—
Futures Contracts	—	199,262	—	—	—	199,262
Swap Agreements	—	—	—	(385,629)	—	(385,629)
Total	$—	$199,262	$23,997,000	$(385,629)	$23,997,000	$(186,367)

UltraShort Dow 30 ProFund
Repurchase Agreements	—	—	4,207,000	—	4,207,000	—
Futures Contracts	—	(3,005)	—	—	—	(3,005)
Swap Agreements	—	—	—	(60,953)	—	(60,953)
Total	$—	$(3,005)	$4,207,000	$(60,953)	$4,207,000	$(63,958)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	—	—	14,908,000	—	14,908,000	—
Futures Contracts	—	52,482	—	—	—	52,482
Swap Agreements	—	—	—	(290,242)	—	(290,242)
Total	$—	$52,482	$14,908,000	$(290,242)	$14,908,000	$(237,760)

UltraShort International ProFund
Repurchase Agreements	—	—	2,236,000	—	2,236,000	—
Swap Agreements	—	—	—	(79,169)	—	(79,169)
Total	$—	$—	$2,236,000	$(79,169)	$2,236,000	$(79,169)

UltraShort Emerging Markets ProFund
Repurchase Agreements	—	—	13,058,000	—	13,058,000	—
Swap Agreements	—	—	—	(187,593)	—	(187,593)
Total	$—	$—	$13,058,000	$(187,593)	$13,058,000	$(187,593)

UltraShort Latin America ProFund
Repurchase Agreements	—	—	3,737,000	—	3,737,000	—
Swap Agreements	—	—	—	(37,296)	—	(37,296)
Total	$—	$—	$3,737,000	$(37,296)	$3,737,000	$(37,296)

UltraShort China ProFund
Repurchase Agreements	—	—	2,058,000	—	2,058,000	—
Swap Agreements	—	—	—	(47,387)	—	(47,387)
Total	$—	$—	$2,058,000	$(47,387)	$2,058,000	$(47,387)

UltraShort Japan ProFund
Repurchase Agreements	—	—	2,707,000	—	2,707,000	—
Futures Contracts	—	323,901	—	—	—	323,901
Swap Agreements	—	—	—	208	—	208
Total	$—	$323,901	$2,707,000	$208	$2,707,000	$324,109

Banks UltraSector ProFund
Common Stocks	12,010,397	—	—	—	12,010,397	—
Repurchase Agreements	—	—	4,155,000	—	4,155,000	—
Swap Agreements	—	—	—	(291,125)	—	(291,125)
Total	$12,010,397	$—	$4,155,000	$(291,125)	$16,165,397	$(291,125)

Basic Materials UltraSector ProFund
Common Stocks	23,245,223	—	—	—	23,245,223	—
Repurchase Agreements	—	—	11,686,000	—	11,686,000	—
Swap Agreements	—	—	—	(47,508)	—	(47,508)
Total	$23,245,223	$—	$11,686,000	$(47,508)	$34,931,223	$(47,508)

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$284,894,776	$—	$—	$—	$284,894,776	$—
Repurchase Agreements	—	—	99,659,000	—	99,659,000	—
Swap Agreements	—	—	—	1,347,127	—	1,347,127
Total	$284,894,776	$—	$99,659,000	$1,347,127	$384,553,776	$1,347,127

Consumer Goods UltraSector ProFund
Common Stocks	7,755,306	—	—	—	7,755,306	—
Repurchase Agreements	—	—	5,080,000	—	5,080,000	—
Swap Agreements	—	—	—	95,603	—	95,603
Total	$7,755,306	$—	$5,080,000	$95,603	$12,835,306	$95,603

Consumer Services UltraSector ProFund
Common Stocks	21,499,710	—	—	—	21,499,710	—
Repurchase Agreements	—	—	7,166,000	—	7,166,000	—
Swap Agreements	—	—	—	(117,098)	—	(117,098)
Total	$21,499,710	$—	$7,166,000	$(117,098)	$28,665,710	$(117,098)

Financials UltraSector ProFund
Common Stocks	17,809,694	—	—	—	17,809,694	—
Repurchase Agreements	—	—	5,587,000	—	5,587,000	—
Swap Agreements	—	—	—	(127,990)	—	(127,990)
Total	$17,809,694	$—	$5,587,000	$(127,990)	$23,396,694	$(127,990)

Health Care UltraSector ProFund
Common Stocks	23,248,521	—	—	—	23,248,521	—
Repurchase Agreements	—	—	6,892,000	—	6,892,000	—
Swap Agreements	—	—	—	72,173	—	72,173
Total	$23,248,521	$—	$6,892,000	$72,173	$30,140,521	$72,173

Industrials UltraSector ProFund
Common Stocks	8,842,460	—	—	—	8,842,460	—
Repurchase Agreements	—	—	3,444,000	—	3,444,000	—
Swap Agreements	—	—	—	(41,462)	—	(41,462)
Total	$8,842,460	$—	$3,444,000	$(41,462)	$12,286,460	$(41,462)

Internet UltraSector ProFund
Common Stocks	59,430,303	—	—	—	59,430,303	—
Repurchase Agreements	—	—	20,124,000	—	20,124,000	—
Swap Agreements	—	—	—	(2,349,571)	—	(2,349,571)
Total	$59,430,303	$—	$20,124,000	$(2,349,571)	$79,554,303	$(2,349,571)

Mobile Telecommunications UltraSector ProFund
Common Stocks	3,093,151	—	—	—	3,093,151	—
Repurchase Agreements	—	—	1,402,000	—	1,402,000	—
Swap Agreements	—	—	—	(52,474)	—	(52,474)
Total	$3,093,151	$—	$1,402,000	$(52,474)	$4,495,151	$(52,474)

Oil & Gas UltraSector ProFund
Common Stocks	51,248,511	—	—	—	51,248,511	—
Repurchase Agreements	—	—	20,254,000	—	20,254,000	—
Swap Agreements	—	—	—	17,817	—	17,817
Total	$51,248,511	$—	$20,254,000	$17,817	$71,502,511	$17,817

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	16,431,969	—	—	—	16,431,969	—
Repurchase Agreements	—	—	9,967,000	—	9,967,000	—
Swap Agreements	—	—	—	(132,931)	—	(132,931)
Total	$16,431,969	$—	$9,967,000	$(132,931)	$26,398,969	$(132,931)

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$16,672,966	$—	$—	$—	$16,672,966	$—
Repurchase Agreements	—	—	9,354,000	—	9,354,000	—
Swap Agreements	—	—	—	155,875	—	155,875
Total	$16,672,966	$—	$9,354,000	$155,875	$26,026,966	$155,875

Precious Metals UltraSector ProFund
Common Stocks	14,646,620	—	—	—	14,646,620	—
Repurchase Agreements	—	—	5,106,000	—	5,106,000	—
Swap Agreements	—	—	—	30,143	—	30,143
Total	$14,646,620	$—	$5,106,000	$30,143	$19,752,620	$30,143

Real Estate UltraSector ProFund
Common Stocks	16,585,754	—	—	—	16,585,754	—
Repurchase Agreements	—	—	9,418,000	—	9,418,000	—
Swap Agreements	—	—	—	234,376	—	234,376
Total	$16,585,754	$—	$9,418,000	$234,376	$26,003,754	$234,376

Semiconductor UltraSector ProFund
Common Stocks	28,081,421	—	—	—	28,081,421	—
Repurchase Agreements	—	—	13,016,000	—	13,016,000	—
Swap Agreements	—	—	—	(476,427)	—	(476,427)
Total	$28,081,421	$—	$13,016,000	$(476,427)	$41,097,421	$(476,427)

Technology UltraSector ProFund
Common Stocks	15,614,022	—	—	—	15,614,022	—
Repurchase Agreements	—	—	5,399,000	—	5,399,000	—
Swap Agreements	—	—	—	236,426	—	236,426
Total	$15,614,022	$—	$5,399,000	$236,426	$21,013,022	$236,426

Telecommunications UltraSector ProFund
Common Stocks	2,500,538	—	—	—	2,500,538	—
Repurchase Agreements	—	—	1,068,000	—	1,068,000	—
Swap Agreements	—	—	—	(23)	—	(23)
Total	$2,500,538	$—	$1,068,000	$(23)	$3,568,538	$(23)

Utilities UltraSector ProFund
Common Stocks	31,439,518	—	—	—	31,439,518	—
Repurchase Agreements	—	—	11,080,000	—	11,080,000	—
Swap Agreements	—	—	—	569,844	—	569,844
Total	$31,439,518	$—	$11,080,000	$569,844	$42,519,518	$569,844

Short Oil & Gas ProFund
Repurchase Agreements	—	—	3,718,000	—	3,718,000	—
Swap Agreements	—	—	—	9,092	—	9,092
Total	$—	$—	$3,718,000	$9,092	$3,718,000	$9,092

Short Precious Metals ProFund
Repurchase Agreements	—	—	15,695,000	—	15,695,000	—
Swap Agreements	—	—	—	(54,470)	—	(54,470)
Total	$—	$—	$15,695,000	$(54,470)	$15,695,000	$(54,470)

Short Real Estate ProFund
Repurchase Agreements	—	—	1,056,000	—	1,056,000	—
Swap Agreements	—	—	—	(25,958)	—	(25,958)
Total	$—	$—	$1,056,000	$(25,958)	$1,056,000	$(25,958)

U.S. Government Plus ProFund
U.S. Treasury Obligation	—	—	10,110,764	—	10,110,764	—
Repurchase Agreements	—	—	29,566,000	—	29,566,000	—
Swap Agreements	—	—	—	665,966	—	665,966
Total	$—	$—	$39,676,764	$665,966	$39,676,764	$665,966

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$26,810,000	$—	$26,810,000	$—
Swap Agreements	—	—	—	(144,469)	—	(144,469)
Total	$—	$—	$26,810,000	$(144,469)	$26,810,000	$(144,469)

Rising Rates Opportunity ProFund
Repurchase Agreements	—	—	94,463,000	—	94,463,000	—
Swap Agreements	—	—	—	(2,232,593)	—	(2,232,593)
Total	$—	$—	$94,463,000	$(2,232,593)	$94,463,000	$(2,232,593)

Rising U.S. Dollar ProFund
Repurchase Agreements	—	—	25,776,000	—	25,776,000	—
Forward Currency Contracts	—	—	—	(239,570)	—	(239,570)
Total	$—	$—	$25,776,000	$(239,570)	$25,776,000	$(239,570)

Falling U.S. Dollar ProFund
Repurchase Agreements	—	—	5,266,000	—	5,266,000	—
Forward Currency Contracts	—	—	—	44,329	—	44,329
Total	$—	$—	$5,266,000	$44,329	$5,266,000	$44,329

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Trius Theraputics, Inc. valued at $0 and categorized as Level 2 within the fair value hierarchy
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

Small-Cap ProFund

	Balance as of	Net Realized	Change in Unrealized	Gross		Transfers in/(out)	Balance as of
Type of Asset	January 31, 2014	Gains/(Losses)	Appreciation/(Depreciation)	Purchases	Gross Sales	of Level 3	April 30, 2014
Investment Securities:
Common Stocks:
Coal	$694	$(1,686)	$1,099	$—	$(107)	$—	$—
Total Investment Securities	$694	$(1,686)	$1,099	$—	$(107)	$—	$—

UltraSmall-Cap ProFund

	Balance as of	Net Realized	Change in Unrealized	Gross		Transfers in/(out)	Balance as of
Type of Asset	January 31, 2014	Gains/(Losses)	Appreciation/(Depreciation)	Purchases	Gross Sales	of Level 3	April 30, 2014
Investment Securities:
Common Stocks:
Coal	$1,972	$(4,609)	$2,942	$—	$(305)	$—	$—
Total Investment Securities	$1,972	$(4,609)	$2,942	$—	$(305)	$—	$—

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives which may be considered aggressive. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested. Investing in derivatives also may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund.

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark or in financial instruments. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Exposure to Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events,

:: Notes to Schedules of Portfolio Investments :: April 30, 2014   (Unaudited)

including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At April 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$79,755,313	$20,590,974	$(3,267,626)	$17,323,348
Mid-Cap ProFund	113,078,252	5,426,273	(4,186,858)	1,239,415
Small-Cap ProFund	101,952,391	2,859,756	(3,806,403)	(946,647)
NASDAQ-100 ProFund	25,089,365	11,915,120	(914,645)	11,000,475
Large-Cap Value ProFund	39,959,336	5,767,185	(1,832,330)	3,934,855
Large-Cap Growth ProFund	9,229,999	4,625,129	(525,200)	4,099,929
Mid-Cap Value ProFund	24,143,584	3,186,579	(2,154,519)	1,032,060
Mid-Cap Growth ProFund	5,393,346	3,185,616	(677,788)	2,507,828
Small-Cap Value ProFund	10,350,381	3,041,686	(1,845,815)	1,195,871
Small-Cap Growth ProFund	3,978,813	2,460,283	(493,888)	1,966,395
Europe 30 ProFund	33,469,901	3,684,422	(2,865,172)	819,250
UltraBull ProFund	72,193,662	21,698,131	(10,183,368)	11,514,763
UltraMid-Cap ProFund	57,394,486	15,203,541	(3,360,215)	11,843,326
UltraSmall-Cap ProFund	35,691,352	11,153,946	(1,957,508)	9,196,438
UltraDow 30 ProFund	17,488,826	6,225,233	(1,064,524)	5,160,709
UltraNASDAQ-100 ProFund	125,756,444	69,504,863	(26,669,120)	42,835,743
UltraInternational ProFund	59,309,000	—	—	—
UltraEmerging Markets ProFund	28,173,205	3,697,393	(4,903,687)	(1,206,294)
UltraLatin America ProFund	15,576,611	3,385,305	(4,785,281)	(1,399,976)
UltraChina ProFund	13,345,649	3,388,816	(1,619,919)	1,768,897
UltraJapan ProFund	30,415,000	—	—	—
Bear ProFund	38,847,000	—	—	—
Short Small-Cap ProFund	12,578,000	—	—	—
Short NASDAQ-100 ProFund	8,341,000	—	—	—
UltraBear ProFund	23,298,000	—	—	—
UltraShort Mid-Cap ProFund	2,894,000	—	—	—
UltraShort Small-Cap ProFund	23,997,000	—	—	—
UltraShort Dow 30 ProFund	4,207,000	—	—	—
UltraShort NASDAQ-100 ProFund	14,908,000	—	—	—
UltraShort International ProFund	2,236,000	—	—	—
UltraShort Emerging Markets ProFund	13,058,000	—	—	—
UltraShort Latin America ProFund	3,737,000	—	—	—
UltraShort China ProFund	2,058,000	—	—	—
UltraShort Japan ProFund	2,707,000	—	—	—
Banks UltraSector ProFund	13,587,200	7,197,504	(4,619,307)	2,578,197
Basic Materials UltraSector ProFund	32,000,229	6,038,446	(3,107,452)	2,930,994
Biotechnology UltraSector ProFund	307,661,659	78,465,208	(1,573,091)	76,892,117
Consumer Goods UltraSector ProFund	11,843,566	1,113,629	(121,889)	991,740
Consumer Services UltraSector ProFund	23,391,493	5,882,922	(608,705)	5,274,217
Financials UltraSector ProFund	22,786,159	3,752,594	(3,142,059)	610,535
Health Care UltraSector ProFund	24,523,587	6,530,423	(913,489)	5,616,934
Industrials UltraSector ProFund	9,739,057	2,699,060	(151,657)	2,547,403
Internet UltraSector ProFund	71,856,172	12,154,356	(4,456,225)	7,698,131
Mobile Telecommunications UltraSector ProFund	3,736,142	1,118,620	(359,611)	759,009
Oil & Gas UltraSector ProFund	55,583,544	17,554,531	(1,635,564)	15,918,967
Oil Equipment, Services & Distribution UltraSector ProFund	23,531,159	5,291,460	(2,423,650)	2,867,810
Pharmaceuticals UltraSector ProFund	22,668,780	3,936,018	(577,832)	3,358,186
Precious Metals UltraSector ProFund	25,053,699	1,268,469	(6,569,548)	(5,301,079)
Real Estate UltraSector ProFund	20,867,413	7,197,791	(2,061,450)	5,136,341
Semiconductor UltraSector ProFund	41,781,675	793,055	(1,477,309)	(684,254)
Technology UltraSector ProFund	18,191,700	3,755,116	(933,794)	2,821,322
Telecommunications UltraSector ProFund	3,172,387	624,342	(228,191)	396,151
Utilities UltraSector ProFund	39,403,118	3,691,934	(575,534)	3,116,400
Short Oil & Gas ProFund	3,718,000	—	—	—
Short Precious Metals ProFund	15,695,000	—	—	—
Short Real Estate ProFund	1,056,000	—	—	—
U.S. Government Plus ProFund	39,372,236	445,434	(140,906)	304,528
Rising Rates Opportunity 10 ProFund	26,810,000	—	—	—
Rising Rates Opportunity ProFund	94,463,000	—	—	—
Rising U.S. Dollar ProFund	25,776,000	—	—	—
Falling U.S. Dollar ProFund	5,266,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $407,046 and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $731,997 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2014.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date:	June 27, 2014

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	June 27, 2014